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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:     December 31

Date of reporting period:     December 31, 2004

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Annual Report

December 31, 2004

ING GET Fund

• Series H • Series I • Series J • Series K • Series L • Series M • Series N • Series P • Series Q • Series R • Series S • Series T • Series U • Series V

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•	You will see a new section entitled “Shareholder Expense Examples.” These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•	In addition to the normal performance tables included in the Portfolio Managers’ Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•	Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. These Forms are available for shareholders to view on the SEC’s website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy
President
ING Funds
January 25, 2005

MARKET PERSPECTIVE:      YEAR ENDED DECEMBER 31, 2004

In our semi-annual report, we referred to sharp swings in sentiment as investors took stock after the handsome gains of 2003. By the middle of the year, the markets had not done much of anything; however, over the next six months sentiment would change twice more and in the end major asset classes posted respectable returns for the year, if not better.

Global equities gained 10.8% in the six months ended December 31, 2004, according to the Morgan Stanley Capital International (“MSCI”) World Index(1), including net reinvested dividends, and 14.7% for entire year. Nearly one quarter of the annual gain was due to dollar weakness, the main story in the currency markets. The dollar was ahead for most of the year, but by mid October had succumbed to continuing concern over the United States twin budget and trade deficits and whether overseas investors would continue to finance them, raising the nightmare of a disorderly slide in the dollar. In 2004, the euro gained 7.6%, a new record. The yen rose 4.5% to a level not seen since early 2000, while the pound stood 7.4% higher, at a remarkable 12-year peak.

Perhaps the most notable feature in investment grade U.S. fixed income markets in the second six months was the curious “curve flattening” trend. Short-term interest rates drifted up as the Federal Open Market Committee (“FOMC”) raised the Federal Funds rate four times, by 1% in all, while bond yields ignored this and fell in the face of weak economic data and continued foreign central bank purchases. Contrary to earlier fears, tame inflation was a backdrop throughout, while the influential employment reports were weak in July, August, October and December. On December 15, the spread between the yields on the 10-year Note and the 90-day Treasury Bill fell to a three-year low. For the six months, the yield on 10-year Treasury Notes fell by 40 basis points to 4.22%, but the yield on 13-week Treasury Bills soared 88 basis points to 2.18%. More broadly, the Lehman Brothers Aggregate Bond Index(2) gained 4.18% for the six months. For the whole year, the Index returned 4.34%, underscoring the dominance of the second half in driving market movement, and implying not much underlying price change over the year.

Prices rose on riskier asset classes, however, as investors chased more attractive returns than investment grade bonds were offering. The Lehman Brothers U.S. Corporate High Yield Bond Index(3) for example, returned a robust 9.64% in the six months through December and 11.13% for the year.

U.S. equities in the form of the Standard & Poor’s (“S&P”) 500 Index(4), rose 7.2% including dividends, for the six months ended December 31, 2004, breaching and holding levels not seen since before September 11, 2001. By year end, the market was trading at a price to earnings level of just under 16 1/2 times 2005 estimated earnings. For the entire year, the Index returned 10.88%. From the middle of the year, equity investors were disappointed by the weak employment reports referred to above and distracted by surging oil prices as well as bad news affecting individual stocks. The market reached its lowest point in mid-August. But after oil prices climbed over $56 per barrel on October 22, and then slumped, equities squeezed out a narrow gain for the month in the last few days. In November, oil prices continued their retreat and the market powered ahead, cheered by this, the clear presidential election result, perceived as business and shareholder friendly, and at last a powerful employment report. By month end, sentiment was further bolstered by an upward revision to third quarter gross domestic product (“GDP”) growth to 4%, which was doubtless encouraging. But the data released also showed that the engine of growth, the U.S. consumer, was only saving at the rate of 0.5% per annum, which many regard as unsustainable. In addition, the rate of corporate profits growth was already falling and in 2005 may not reach double digits. It is hard to see then what dynamic propelled the S&P 500 Index to another 3.5% gain in December. And while many commentators celebrated this break out and the fact that smaller-cap indices had by then scaled all-time high levels, others feared a reversal before 2005 was very old.

International markets had mixed returns in the second half, but all were inflated in dollar terms by the weakness of that currency. Nonetheless even in local currency terms, Europe’s markets regained mid-2002 levels. Japan equities rose 4.6% in dollar terms during the period, based on the MSCI Japan Index(5) plus net dividends, but fell 1.7% in yen. For the year, Japan returned 15.9% in dollars. First half optimism about GDP growth was dashed as growth collapsed or was revised down as the year wore on.

European excluding (“ex”) UK markets advanced 18.2% in the second half of 2004, according to the MSCI Europe ex UK Index(6) (in dollars including net dividends), about one third due to currency. For all of 2004, the region returned 21.6% in dollars. Profits did grow strongly and markets remain cheap, but given

MARKET PERSPECTIVE:      YEAR ENDED DECEMBER 31, 2004

all the issues surrounding low domestic demand, unemployment at 8.9% for the last 20 months and inflexible labor markets, arguably they deserve to be.

The UK market returned 15.7% in the six months through December, based on the MSCI UK Index(7) including net dividends, about 40% due to currency. For the whole year, the UK rose 19.6% in dollars. Contrary to the rest of Europe, the Bank of England has been trying to cool consumer demand and a property boom with five interest rate increases in 12 months. They seem to be succeeding for the most part.

(1) The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Series’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET FUND — SERIES H THROUGH V
PORTFOLIO MANAGERS’ REPORT

During the Guarantee Period, the ING GET Fund — Series H, I, J, K, L, M, N, P, Q, R, S, T, U and V (each a “Series”; collectively the “GET Series”) seek to achieve maximum total return and minimal exposure of each Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series are managed by the following Portfolio Management Team with ING Investment Management Co., the Sub-Adviser:

Asset Allocation: Mary Ann Fernandez, Senior Vice President, serves as strategist for the Series and is responsible for overseeing overall Series strategy and the allocation of Series Assets between the Equity and Fixed components.

Equity Component: Hugh T.M. Whelan, Portfolio Manager and Douglas K. Coté, Portfolio Manager, co-manage the Equity Component.

Fixed Component: The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann, Portfolio Manager.

Note: The Series are closed to new deposits.

Performance: Listed below are the total returns for each Series, the Standard & Poor’s (“S&P”) 500 Index(1), the Lehman Brothers Aggregate Bond (“LBAB”) Index(2), and the Lehman Brothers 1-3 Year Government (“LBG 1 -3”) Index(3) for the year ended December 31, 2004:

Series H	1.64%
Series I	1.17%
Series J	1.05%
Series K	0.60%
Series L	0.56%
Series M	0.83%
Series N	1.70%
Series P	1.48%
Series Q	1.89%
Series R	2.77%
Series S	2.71%
Series T	2.62%
Series U	3.40%
Series V	2.34%
S&P 500 Index	10.88%
LBAB Index	4.34%
LBG 1-3 Index	1.07%

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

An investor cannot invest directly in an index.

ING GET FUND — SERIES H THROUGH V
PORTFOLIO MANAGERS’ REPORT

Portfolio Specifics: The Series’ performance is driven by a combination of returns on the equity portfolio, returns on the bond portfolio, and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. The Series’ allocation to equities and fixed income is dependent on these factors and the path they take over the guarantee period. In general, when the time left to maturity is short,or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the GET Series generally buys equities (and sells bonds) when the equity market rises and sells equities (and buys bonds) as the equity market declines. The use of fixed income reduces the Series’ ability to participate as fully in upward moving equity markets.

The GET Series’ fixed income component outperformed the Lehman Brothers 1-3 Year Government Index. All of the Series hold a higher percentage of agency securities, as compared to the Index. Over the period, agencies outperformed Treasuries, which accounted for our outperformance. In addition, the GET Series have longer durations than the Index, which helped performance, as longer duration issues outperformed shorter duration issues.

The equity component for the GET Series outperformed the S&P 500 Index due to security selection, especially in the health care, utility, and information technology sectors. Stock selection in the telecommunication and industrial sectors somewhat detracted from performance. The largest positive contributors to performance came from our overweight positions in TUX Corp., United Health Group, Inc., and Apple Computer, Inc. The largest detractors from performance were our overweight position in Ford Motor Co. and our underweight position in Yahoo!, Inc. Individual security selection was helped by the effectiveness of factors historically successful at identifying outperforming stocks, especially free cash flow to price, change in accruals, and analyst estimate revision. Long-term price reversal, price momentum, and trailing price-to-earnings ratio (“P/E”) were not helpful in identifying potentially outperforming stocks during this period.

The Series are invested according to a model investment portfolio. Noteworthy features of the investment performance of the Series are reported according to this model since that reflects the way in which investment decisions are actually made. While we expect our statements to be accurate for each of the individual Series, this may not always be the case due to cash flow differences from Series to Series.

Current Strategy and Outlook: Our outlook for 2005 is positive for equities. We believe inflation should continue to be benign and oil prices should continue to be moderate early in 2005. The Federal Reserve is likely to continue to raise short-term interest rates, while leaving itself latitude to pause. Earnings are still rising, although at a slower pace in 2005. We expect to see job creation pick up after the impacts of higher oil prices percolate through the economy. Given all these economic factors, gross domestic product is likely to decelerate over the next few months to a trend like growth rate in 2005. Allocation between equities and fixed income are dependent on our quantitative asset allocation model, which uses the factors mentioned above not on a qualitative evaluation of the bond versus the equity markets.

Asset Allocation

as of December 31, 2004
(as a percent of net assets)

	Fixed	Common	Other Assets
	Income	Stock	and Liabilities

GET H	87.7%	11.8%	0.5%
GET I	92.9%	7.2%	(0.1)%
GET J	94.8%	5.4%	(0.2)%
GET K	98.8%	1.4%	(0.2)%
GET L	97.9%	2.2%	(0.1)%
GET M	94.4%	5.7%	(0.1)%
GET N	87.7%	12.4%	(0.1)%
GET P	89.2%	10.9%	(0.1)%
GET Q	81.9%	17.6%	0.5%
GET R	75.8%	24.3%	(0.1)%
GET S	74.6%	25.5%	(0.1)%
GET T	74.8%	25.3%	(0.1)%
GET U	65.5%	34.4%	0.1%
GET V	83.9%	16.2%	(0.1)%
Portfolio holdings are subject to change daily.

ING GET FUND — SERIES H
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	March 15, 2000

ING GET Fund — Series H	1.64%	2.31%
S&P 500 Index(1)	10.88%	(0.96	)%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	7.79	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series H against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from March 1, 2000.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES I
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	June 15, 2000

ING GET Fund — Series I	1.17%	2.02%
S&P 500 Index(1)	10.88%	(1.90	)%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	8.00	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series I against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from June 1, 2000.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES J
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	September 14, 2000

ING GET Fund — Series J	1.05%	1.78%
S&P 500 Index(1)	10.88%	(3.55	)%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	7.39	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series J against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from September 1, 2000.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES K
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	December 14, 2000

ING GET Fund — Series K	0.60%	1.70%
S&P 500 Index(1)	10.88%	(0.39	)%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	7.09	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series K against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from December 1, 2000.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES L
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	March 15, 2001

ING GET Fund — Series L	0.56%	1.72%
S&P 500 Index(1)	10.88%	1.04	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	6.36	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series L against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from March 1, 2001.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES M
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	June 14, 2001

ING GET Fund — Series M	0.83%	1.93%
S&P 500 Index(1)	10.88%	0.67	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	6.62	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series M against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from June 1, 2001.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES N
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	September 18, 2001

ING GET Fund — Series N	1.70%	2.56%
S&P 500 Index(1)	10.88%	3.76	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	5.94	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series N against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from October 1, 2001.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES P
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	December 13, 2001

ING GET Fund — Series P	1.48%	2.26%
S&P 500 Index(1)	10.88%	3.78	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	5.80	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series P against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from December 1, 2001.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES Q
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	March 15, 2002

ING GET Fund — Series Q	1.89%	3.27%
S&P 500 Index(1)	10.88%	5.06	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	5.91	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series Q against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from March 1, 2002.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES R
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	June 14, 2002

ING GET Fund — Series R	2.77%	4.30%
S&P 500 Index(1)	10.88%	6.92	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	6.05	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series R against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from June 1, 2002.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES S
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	September 12, 2002

ING GET Fund — Series S	2.71%	4.22%
S&P 500 Index(1)	10.88%	14.77	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	5.02	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series S against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from September 1, 2002.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES T
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	December 12, 2002

ING GET Fund — Series T	2.62%	4.63%
S&P 500 Index(1)	10.88%	15.22	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	5.08	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series T against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from December 1, 2002.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES U
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	March 13, 2003

ING GET Fund — Series U	3.40%	5.91%
S&P 500 Index(1)	10.88%	24.19	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	3.78	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series U against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from March 1, 2003.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND — SERIES V

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	June 13, 2003

ING GET Fund — Series V	2.34%	0.52%
S&P 500 Index(1)	10.88%	17.61	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	2.70	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series V against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from June 1, 2003.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

ING GET FUND SERIES H THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

The Series do not implement an “investment strategy” in any conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets will be allocated between the:

•	Equity Component, consisting of common stocks included in the Standard & Poor’s (“S&P”) 500 Index, futures contracts on the S&P 500 Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investments in such securities (“Equity Component”); and the

•	Fixed Component, consisting primarily of short-to intermediate-duration U.S. Government securities (“Fixed Component”).

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

How does the Series’ Asset Allocation work?

ING Investment Management Co. (“ING IM”), Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the “material decline” at 20%, more assets will likely be allocated to the Equity Component than if the “material decline” is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500 Index that it believes will outperform the S&P 500 Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500 Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500 Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500 Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds (“ETFs”), or in a combination of S&P 500 Index futures

ING GET FUND SERIES H THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

and ETFs, subject to any limitation on the Series’ investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody’s Investors Service, Inc. (Moody’s) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody’s. The Fixed Component may also include U.S. Treasury futures and money market instruments.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract- holder or Participant could receive only the guaranteed amount even though the equity markets,

ING GET FUND SERIES H THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

Worse Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Annuity Charges: Contract-holders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. As such, Contract-holders and Participants will incur different opportunity costs, as the Series’ Equity Component allocation will be reduced so as to preserve the Series’ assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Exchange Traded Funds: ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the

ING GET FUND SERIES H THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	July 1, 2004	December 31, 2004	Ratio	December 31, 2004*

Actual Fund Return
Series H	$1,000.00	$1,012.40	0.71%	$3.59
Series I	$1,000.00	1,010.70	0.75	3.79
Series J	$1,000.00	1,009.50	0.75	3.81
Series K	$1,000.00	1,007.00	0.75	3.78
Series L	$1,000.00	1,004.60	0.75	3.78
Series M	$1,000.00	1,008.30	0.75	3.79
Series N	$1,000.00	1,017.00	0.74	3.75
Series P	$1,000.00	1,017.70	0.96	4.88
Series Q	$1,000.00	1,019.90	0.96	4.88
Series R	$1,000.00	1,026.70	0.93	4.74
Series S	$1,000.00	1,027.10	0.96	4.89
Series T	$1,000.00	1,026.20	0.96	4.89
Series U	$1,000.00	1,034.00	0.95	4.86
Series V	$1,000.00	1,027.60	0.96	4.89
Hypothetical (5% return before expenses)
Series H	$1,000.00	$1,021.57	0.71%	$3.61
Series I	$1,000.00	1,021.37	0.75	3.81
Series J	$1,000.00	1,021.37	0.75	3.81
Series K	$1,000.00	1,021.37	0.75	3.81
Series L	$1,000.00	1,021.37	0.75	3.81
Series M	$1,000.00	1,021.37	0.75	3.81
Series N	$1,000.00	1,021.42	0.74	3.76
Series P	$1,000.00	1,020.31	0.96	4.88
Series Q	$1,000.00	1,020.31	0.96	4.88
Series R	$1,000.00	1,020.46	0.93	4.72
Series S	$1,000.00	1,020.31	0.96	4.88
Series T	$1,000.00	1,020.31	0.96	4.88
Series U	$1,000.00	1,020.36	0.95	4.82
Series V	$1,000.00	1,021.31	0.96	4.88

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

ING GET Fund

We have audited the accompanying statements of assets and liabilities of ING GET Fund — Series H, Series I, Series J, Series K, Series L, Series M, Series N, Series P, Series Q, Series R, Series S, Series T, Series U, and Series V, each a series of ING GET Fund, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios as of December 31, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

February 11, 2005

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

	ING	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund	GET Fund
	Series H	Series I	Series J	Series K	Series L

ASSETS:
Investments in securities at value*	$100,678,005	$61,056,143	$47,251,385	$56,666,041	$52,476,351
Repurchase agreement	455,000	456,000	307,000	206,000	224,000
Cash	6	654	344	585	412

Receivables:
Investment securities sold	558,684	—	—	—	—
Dividends and interest	15,021	5,581	3,227	1,015	1,459
Prepaid expenses	3,712	2,270	1,773	2,200	1,971

Total assets	101,710,428	61,520,648	47,563,729	56,875,841	52,704,193

LIABILITIES:
Payable to affiliates	56,803	46,538	43,630	49,184	43,456
Payable for trustee fees	7,126	3,852	3,195	4,463	825
Other accrued expenses and liabilities	44,346	34,387	36,327	38,566	31,340

Total liabilities	108,275	84,777	83,152	92,213	75,621

NET ASSETS	$101,602,153	$61,435,871	$47,480,577	$56,783,628	$52,628,572

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$106,094,997	$64,149,663	$50,675,449	$58,573,651	$54,561,361
Undistributed net investment income	4,443,400	2,503,145	1,999,295	2,138,832	1,757,240
Accumulated net realized loss on investments	(10,557,465)	(6,218,003)	(6,081,463)	(4,587,384)	(4,252,503)
Net unrealized appreciation on investments	1,621,221	1,001,066	887,296	658,529	562,474

NET ASSETS	$101,602,153	$61,435,871	$47,480,577	$56,783,628	$52,628,572

* Cost of investments in securities	$99,056,784	$60,055,077	$46,364,089	$56,007,512	$51,913,877
Net assets	$101,602,153	$61,435,871	$47,480,577	$56,783,628	$52,628,572
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,451,294	6,295,515	4,931,128	5,752,051	5,401,245
Net asset value and redemption price per share	$9.72	$9.76	$9.63	$9.87	$9.74

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

	ING	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund	GET Fund
	Series M	Series N	Series P	Series Q	Series R

ASSETS:
Investments in securities at value*	$76,544,757	$80,529,520	$131,745,634	$147,574,545	$145,651,315
Repurchase agreement	364,000	521,000	1,311,000	705,000	1,226,000
Cash	332	237	424	486	688

Receivables:
Investment securities sold	—	—	—	786,605	—
Dividends and interest	5,546	21,947	18,233	47,086	44,759
Prepaid expenses	2,862	3,032	4,964	5,492	5,314

Total assets	76,917,497	81,075,736	133,080,255	149,119,214	146,928,076

LIABILITIES:
Payable to affiliates	44,238	45,271	103,182	114,974	113,137
Payable for trustee fees	5,341	3,706	7,438	4,897	3,333
Other accrued expenses and liabilities	36,936	38,058	45,764	43,585	46,021

Total liabilities	86,515	87,035	156,384	163,456	162,491

NET ASSETS	$76,830,982	$80,988,701	$132,923,871	$148,955,758	$146,765,585

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$79,039,633	$79,929,378	$130,507,986	$140,617,438	$134,262,425
Undistributed net investment income	3,160,504	2,739,100	4,388,248	5,098,936	4,289,267
Accumulated net realized gain (loss) on investments	(7,113,745)	(3,672,007)	(4,926,718)	(2,903,362)	2,447,265
Net unrealized appreciation on investments	1,744,590	1,992,230	2,954,355	6,142,746	5,766,628

NET ASSETS	$76,830,982	$80,988,701	$132,923,871	$148,955,758	$146,765,585

* Cost of investments in securities	$74,800,167	$78,537,290	$128,791,279	$141,431,799	$139,884,687
Net assets	$76,830,982	$80,988,701	$132,923,871	$148,955,758	$146,765,585
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,830,680	8,027,250	13,196,185	14,357,226	13,781,795
Net asset value and redemption price per share	$9.81	$10.09	$10.07	$10.37	$10.65

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series S	Series T	Series U	Series V

ASSETS:
Investments in securities at value*	$202,678,020	$163,918,256	$169,143,711	$285,024,557
Repurchase agreement	1,563,000	1,284,000	1,497,000	1,904,000
Cash	869	306	105	84
Dividends and interest receivable	64,761	52,153	270,361	58,975
Prepaid expenses	7,576	6,023	6,144	10,942

Total assets	204,314,226	165,260,738	170,917,321	286,998,558

LIABILITIES:
Payable to affiliates	157,472	127,682	131,341	222,500
Payable for trustee fees	6,752	4,939	2,323	1,274
Other accrued expenses and liabilities	58,254	43,563	39,457	68,759

Total liabilities	222,478	176,184	173,121	292,533

NET ASSETS	$204,091,748	$165,084,554	$170,744,200	$286,706,025

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$189,353,868	$152,052,331	$156,370,170	$289,684,881
Undistributed net investment income	4,605,686	3,984,944	3,406,372	4,943,082
Accumulated net realized gain (loss) on investments	4,660,145	4,680,908	7,524,517	(2,297,912)
Net unrealized appreciation (depreciation) on investments	5,472,049	4,366,371	3,443,141	(5,624,026)

NET ASSETS	$204,091,748	$165,084,554	$170,744,200	$286,706,025

* Cost of investments in securities	$197,205,971	$159,551,885	$165,700,570	$290,648,593
Net assets	$204,091,748	$165,084,554	$170,744,200	$286,706,025
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,491,344	15,745,940	16,392,536	28,692,895
Net asset value and redemption price per share	$10.47	$10.48	$10.42	$9.99

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004

	ING	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund	GET Fund
	Series H	Series I	Series J	Series K	Series L

INVESTMENT INCOME:
Dividends	$223,545	$83,264	$47,886	$15,019	$48,374
Interest	5,015,657	2,930,624	2,350,984	2,610,741	2,151,282

Total investment income	5,239,202	3,013,888	2,398,870	2,625,760	2,199,656

EXPENSES:
Investment management fees	669,630	407,414	318,156	388,359	352,808
Transfer agent fees	537	479	670	470	520
Administrative service fees	61,382	37,346	29,164	35,599	32,340
Shareholder reporting expense	9,443	4,846	2,850	5,124	3,186
Professional fees	16,006	5,792	5,197	6,634	6,341
Custody and accounting expense	19,783	13,391	12,326	13,941	8,915
Trustee fees	10,065	5,819	4,397	5,472	2,444
Miscellaneous expense	7,032	4,722	4,415	4,906	3,114

Total expenses	793,878	479,809	377,175	460,505	409,668
Recouped fees	—	29,270	21,000	25,000	31,000

Net expenses	793,878	509,079	398,175	485,505	440,668

Net investment income	4,445,324	2,504,809	2,000,695	2,140,255	1,758,988

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,222,929	837,786	454,856	570,261	1,374,615
Net change in unrealized appreciation or depreciation on investments	(3,880,178)	(2,554,223)	(1,889,775)	(2,272,760)	(2,711,700)

Net realized and unrealized loss on investments	(2,657,249)	(1,716,437)	(1,434,919)	(1,702,499)	(1,337,085)

Net increase in net assets resulting from operations	$1,788,075	$788,372	$565,776	$437,756	$421,903

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004

	ING	ING	ING	ING	ING
	GET Fund	Get Fund	GET Fund	GET Fund	GET Fund
	Series M	Series N	Series P	Series Q	Series R

INVESTMENT INCOME:
Dividends	$122,303	$234,223	$319,072	$541,730	$725,546
Interest	3,672,709	3,171,322	5,485,690	6,108,809	5,063,118

Total investment income	3,795,012	3,405,545	5,804,762	6,650,539	5,788,664

EXPENSES:
Investment management fees	507,882	539,727	886,140	970,707	947,200
Distribution and service fees	—	—	369,226	404,462	394,668
Transfer agent fees	487	524	563	524	551
Administrative service fees	46,555	49,474	81,228	88,980	86,825
Shareholder reporting expense	5,375	6,546	13,176	12,540	10,712
Registration fees	—	—	—	4,428	4,257
Professional fees	9,973	11,428	19,314	22,832	11,298
Custody and accounting expense	17,773	16,549	25,657	26,006	18,872
Trustee fees	7,070	5,813	10,423	9,864	6,550
Miscellaneous expense	5,185	4,878	9,033	8,981	9,076

Total expenses	600,300	634,939	1,414,760	1,549,324	1,490,009
Recouped fees	32,493	29,258	—	—	—

Net expenses	632,793	664,197	1,414,760	1,549,324	1,490,009

Net investment income	3,162,219	2,741,348	4,390,002	5,101,215	4,298,655

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,856,222	1,915,022	3,548,291	4,174,953	4,346,271
Net change in unrealized appreciation or depreciation on investments	(4,247,118)	(3,193,310)	(5,728,395)	(6,245,109)	(4,455,894)

Net realized and unrealized loss on investments	(2,390,896)	(1,278,288)	(2,180,104)	(2,070,156)	(109,623)

Net increase in net assets resulting from operations	$771,323	$1,463,060	$2,209,898	$3,031,059	$4,189,032

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series S	Series T	Series U	Series V

INVESTMENT INCOME:
Dividends	$1,038,387	$866,735	$1,192,984	$1,051,300
Interest	5,706,424	4,821,345	3,956,895	7,045,867

Total investment income	6,744,811	5,688,080	5,149,879	8,097,167

EXPENSES:
Investment management fees	1,334,541	1,062,628	1,090,706	1,972,316
Distribution and service fees	556,060	442,763	454,462	821,707
Transfer agent fees	66	141	641	1,647
Administrative service fees	122,331	97,406	99,980	180,772
Shareholder reporting expense	16,888	12,078	8,418	27,435
Registration fees	6,682	5,507	—	210
Professional fees	32,159	20,731	26,511	55,725
Custody and accounting expense	31,260	28,370	30,390	44,680
Trustee fees	16,104	12,261	10,248	18,342
Offering expense and organization costs	—	—	2,958	6,738
Miscellaneous expense	13,488	10,641	10,884	20,020

Net expenses	2,129,579	1,692,526	1,735,198	3,149,592

Net investment income	4,615,232	3,995,554	3,414,681	4,947,575

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on investments	5,630,946	4,977,076	7,604,280	1,975,911

Net change in unrealized appreciation or depreciation on:
Investments	(4,322,190)	(4,372,106)	(5,106,221)	1,396,383
Foreign currency related transactions	—	—	—	10

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,322,190)	(4,372,106)	(5,106,221)	1,396,393

Net realized and unrealized gain on investments and foreign currency related transactions	1,308,756	604,970	2,498,059	3,372,304

Net increase in net assets resulting from operations	$5,923,988	$4,600,524	$5,912,740	$8,319,879

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series H		ING GET Fund Series I

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$4,445,324	$5,233,823	$2,504,809	$2,822,652
Net realized gain on investments	1,222,929	549,366	837,786	321,203
Net change in unrealized appreciation or depreciation on investments	(3,880,178)	(1,484,545)	(2,554,223)	(714,688)

Net increase in net assets resulting from operations	1,788,075	4,298,644	788,372	2,429,167

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,231,638)	(5,631,397)	(2,821,163)	(2,773,357)

Total distributions	(5,231,638)	(5,631,397)	(2,821,163)	(2,773,357)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	5,231,638	5,631,397	2,821,163	2,773,357
Cost of shares redeemed	(26,728,191)	(24,798,342)	(15,171,484)	(11,910,674)

Net decrease in net assets resulting from capital share transactions	(21,496,553)	(19,166,945)	(12,350,321)	(9,137,317)

Net decrease in net assets	(24,940,116)	(20,499,698)	(14,383,112)	(9,481,507)

NET ASSETS:
Beginning of year	126,542,269	147,041,967	75,818,983	85,300,490

End of year	$101,602,153	$126,542,269	$61,435,871	$75,818,983

Undistributed net investment income at end of year	$4,443,400	$5,230,179	$2,503,145	$2,819,670

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series J		ING GET Fund Series K

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$2,000,695	$2,358,468	$2,140,255	$2,324,594
Net realized gain on investments	454,856	553,854	570,261	378,097
Net change in unrealized appreciation or depreciation on investments	(1,889,775)	(1,203,694)	(2,272,760)	(889,477)

Net increase in net assets resulting from operations	565,776	1,708,628	437,756	1,813,214

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,357,441)	(2,419,393)	(2,323,685)	(2,487,886)

Total distributions	(2,357,441)	(2,419,393)	(2,323,685)	(2,487,886)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,357,441	2,419,393	2,323,685	2,487,886
Cost of shares redeemed	(13,534,834)	(13,525,186)	(15,885,574)	(12,897,089)

Net decrease in net assets resulting from capital share transactions	(11,177,393)	(11,105,793)	(13,561,889)	(10,409,203)

Net decrease in net assets	(12,969,058)	(11,816,558)	(15,447,818)	(11,083,875)

NET ASSETS:
Beginning of year	60,449,635	72,266,193	72,231,446	83,315,321

End of year	$47,480,577	$60,449,635	$56,783,628	$72,231,446

Undistributed net investment income at end of year	$1,999,295	$2,356,141	$2,138,832	$2,322,295

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series L		ING GET Fund Series M

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$1,758,988	$2,406,609	$3,162,219	$3,724,668
Net realized gain (loss) on investments	1,374,615	719,917	1,856,222	1,499,838
Net change in unrealized appreciation or depreciation on investments	(2,711,700)	(662,527)	(4,247,118)	(1,244,693)

Net increase in net assets resulting from operations	421,903	2,463,999	771,323	3,979,813

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,405,744)	(2,511,486)	(3,723,446)	(3,720,631)

Total distributions	(2,405,744)	(2,511,486)	(3,723,446)	(3,720,631)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,405,744	2,511,486	3,723,446	3,720,631
Cost of shares redeemed	(15,696,441)	(10,993,465)	(18,774,905)	(24,571,950)

Net decrease in net assets resulting from capital share transactions	(13,290,697)	(8,481,979)	(15,051,459)	(20,851,319)

Net decrease in net assets	(15,274,538)	(8,529,466)	(18,003,582)	(20,592,137)

NET ASSETS:
Beginning of year	67,903,110	76,432,576	94,834,564	115,426,701

End of year	$52,628,572	$67,903,110	$76,830,982	$94,834,564

Undistributed net investment income at end of year	$1,757,240	$2,404,167	$3,160,504	$3,722,129

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING Get Fund Series N		ING Get Fund Series P

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$2,741,348	$3,110,420	$4,390,002	$5,411,075
Net realized gain on investments	1,915,022	1,193,154	3,548,291	4,611,533
Net change in unrealized appreciation or depreciation on investments	(3,193,310)	453,190	(5,728,395)	(2,246,641)

Net increase in net assets resulting from operations	1,463,060	4,756,764	2,209,898	7,775,967

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,108,483)	(2,920,441)	(5,406,227)	(4,996,497)

Total distributions	(3,108,483)	(2,920,441)	(5,406,227)	(4,996,497)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	3,108,483	2,920,441	5,406,227	4,996,497
Cost of shares redeemed	(20,658,266)	(23,387,448)	(37,526,523)	(58,200,729)

Net decrease in net assets resulting from capital share transactions	(17,549,783)	(20,467,007)	(32,120,296)	(53,204,232)

Net decrease in net assets	(19,195,206)	(18,630,684)	(35,316,625)	(50,424,762)

NET ASSETS:
Beginning of year	100,183,907	118,814,591	168,240,496	218,665,258

End of year	$80,988,701	$100,183,907	$132,923,871	$168,240,496

Undistributed net investment income at end of year	$2,739,100	$3,106,879	$4,388,248	$5,405,294

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series Q		ING GET Fund Series R

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$5,101,215	$5,807,160	$4,298,655	$5,047,803
Net realized gain on investments	4,174,953	4,450,637	4,346,271	3,744,764
Net change in unrealized appreciation or depreciation on investments	(6,245,109)	505,835	(4,455,894)	2,867,814

Net increase in net assets resulting from operations	3,031,059	10,763,632	4,189,032	11,660,381

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,804,349)	(3,911)	(5,052,323)	(27,218)

Total distributions	(5,804,349)	(3,911)	(5,052,323)	(27,218)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	5,804,349	3,911	5,052,323	27,218
Cost of shares redeemed	(34,099,980)	(59,658,973)	(30,479,231)	(52,683,043)

Net decrease in net assets resulting from capital share transactions	(28,295,631)	(59,655,062)	(25,426,908)	(52,655,825)

Net decrease in net assets	(31,068,921)	(48,895,341)	(26,290,199)	(41,022,662)

NET ASSETS:
Beginning of year	180,024,679	228,920,020	173,055,784	214,078,446

End of year	$148,955,758	$180,024,679	$146,765,585	$173,055,784

Undistributed net investment income at end of year	$5,098,936	$5,803,437	$4,289,267	$5,044,605

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series S		ING GET Fund Series T

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$4,615,232	$5,958,196	$3,995,554	$4,972,256
Net realized gain on investments	5,630,946	3,829,598	4,977,076	2,806,431
Net change in unrealized appreciation or depreciation on investments	(4,322,190)	6,961,470	(4,372,106)	6,078,921

Net increase in net assets resulting from operations	5,923,988	16,749,264	4,600,524	13,857,608

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,950,093)	(276,982)	(4,981,310)	(314,206)
Net realized gains	(3,429,111)	—	(2,938,404)	—

Total distributions	(9,379,204)	(276,982)	(7,919,714)	(314,206)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	9,379,204	276,982	7,919,714	314,206
Cost of shares redeemed	(52,124,639)	(91,498,065)	(34,479,696)	(96,328,093)

Net decrease in net assets resulting from capital share transactions	(42,745,435)	(91,221,083)	(26,559,982)	(96,013,887)

Net decrease in net assets	(46,200,651)	(74,748,801)	(29,879,172)	(82,470,485)

NET ASSETS:
Beginning of year	250,292,399	325,041,200	194,963,726	277,434,211

End of year	$204,091,748	$250,292,399	$165,084,554	$194,963,726

Undistributed net investment income at end of year	$4,605,686	$5,943,110	$3,984,944	$4,972,858

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series U		ING GET Fund Series V

	Year Ended	Year Ended	Year Ended	March 13, 2003(1)
	December 31,	December 31,	December 31,	to December 31,
	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$3,414,681	$3,464,311	$4,947,575	$3,434,389
Net realized gain (loss) on investments	7,604,280	7,580,562	1,975,911	(4,278,210)
Net change in unrealized appreciation or depreciation on investments	(5,106,221)	8,549,194	1,396,393	(7,020,419)

Net increase (decrease) in net assets resulting from operations	5,912,740	19,594,067	8,319,879	(7,864,240)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,520,352)	(2,156)	(3,464,926)	—
Net realized gains	(7,666,840)	—	—	—

Total distributions	(11,187,192)	(2,156)	(3,464,926)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	302,850,826	—	470,446,442
Dividends reinvested	11,187,192	2,156	3,464,926	—

	11,187,192	302,852,982	3,464,926	470,446,442
Cost of shares redeemed	(34,267,953)	(124,895,637)	(122,698,741)	(61,497,315)

Net increase (decrease) in net assets resulting from capital share transactions	(23,080,761)	177,957,345	(119,233,815)	408,949,127

Net increase (decrease) in net assets	(28,355,213)	197,549,256	(114,378,862)	401,084,887

NET ASSETS:
Beginning of period	199,099,413	1,550,157	401,084,887	—

End of period	$170,744,200	$199,099,413	$286,706,025	$401,084,887

Undistributed net investment income at end of period	$3,406,372	$3,512,059	$4,943,082	$3,463,062

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES H
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$10.04		10.14	10.04	10.02	10.03

Income (loss) from investment operations:
Net investment income	$0.39	*	0.44	0.41	0.35	0.20
Net realized and unrealized gain (loss) on investments	$(0.23)		(0.12)	0.05	(0.28)	(0.01)
Total from investment operations	$0.16		0.32	0.46	0.07	0.19

Less distributions from:
Net investment income	$0.48		0.42	0.36	0.03	0.18
Net realized gains on investments	$—		—	—	0.02	0.02
Total distributions	$0.48		0.42	0.36	0.05	0.20
Net asset value, end of period	$9.72		10.04	10.14	10.04	10.02

Total Return(1): %	1.64		3.16	4.77	0.68	0.89	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$101,602		126,542	147,042	160,239	173,271

Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.71		0.73	0.74	0.72	0.70
Gross expenses prior to expense reimbursement(2)%	0.71		0.73	0.74	0.72	0.72
Net investment income after expense reimbursement (2)(3)%	3.98		3.77	3.67	3.35	2.37
Portfolio turnover rate %	6		13	69	71	163

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*	Per share data calculated using weighted average number of shares outstanding throughout the period.

**	Total return calculation began on March 15, 2000, the first day of the Guarantee Period. Total return for year ended December 31, 2000 was 1.90%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES I
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					March 15,
	Year Ended December 31,				2000(1) to
					December 31,
	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$10.07	10.11	9.95	9.86	10.00

Income (loss) from investment operations:
Net investment income	$0.45	0.40	0.34	0.37	0.15
Net realized and unrealized gain (loss) on investments	$(0.34)	(0.09)	0.18	(0.26)	(0.16)
Total from investment operations	$0.11	0.31	0.52	0.11	(0.01)

Less distributions from:
Net investment income	$0.42	0.35	0.36	0.02	0.13
Total distributions	$0.42	0.35	0.36	0.02	0.13
Net asset value, end of period	$9.76	10.07	10.11	9.95	9.86

Total Return(2): %	1.17	3.14	5.35	1.17	(1.15)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$61,436	75,819	85,300	88,660	94,336

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.75	0.75	0.75	0.75	0.73
Gross expenses prior to expense reimbursement/recoupment(3)%	0.71	0.75	0.78	0.75	0.76
Net investment income after expense reimbursement/recoupment(3)(4)%	3.69	3.49	3.20	3.38	2.64
Portfolio turnover rate %	11	4	58	103	70

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*	Total return calculation began on June 15, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (0.14%).

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES J
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					June 15,
	Year Ended December 31,				2000(1) to
					December 31,
	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset (loss) value, beginning of period	$9.98	10.08	9.85	9.74	10.00

Income from investment operations:
Net investment income	$0.47	0.42	0.35	0.35	0.09
Net realized and unrealized gain (loss) on investments	$(0.37)	(0.15)	0.23	(0.22)	(0.28)
Total from investment operations	$0.10	0.27	0.58	0.13	(0.19)

Less distributions from:
Net investment income	$0.45	0.37	0.35	0.02	0.07
Total distributions	$0.45	0.37	0.35	0.02	0.07
Net asset value, end of period	$9.63	9.98	10.08	9.85	9.74

Total Return(2): %	1.05	2.66	6.07	1.31	(3.24)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$47,481	60,450	72,266	75,182	80,341

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.75	0.75	0.75	0.75	0.72
Gross expenses prior to expense reimbursement(3)%	0.71	0.78	0.81	0.76	0.81
Net investment income after expense reimbursement (3)(4)%	3.77	3.51	3.30	3.34	2.97
Portfolio turnover rate %	29	5	42	97	35

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*	Total return calculation began on September 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (1.89%).

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES K
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					September 14,
	Year Ended December 31,				2000(1) to
					December 31,
	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$10.18	10.27	9.98	10.06	10.00

Income (loss) from investment operations:
Net investment income	$0.41	0.35	0.32	0.26	0.02
Net realized and unrealized gain (loss) on investments	$(0.35)	(0.11)	0.24	(0.34)	0.06
Total from investment operations	$0.06	0.24	0.56	(0.08)	0.08

Less distributions from:
Net investment income	$0.37	0.33	0.27	—	0.02
Total distributions	$0.37	0.33	0.27	—	0.02
Net asset value, end of period	$9.87	10.18	10.27	9.98	10.06

Total Return(2): %	0.60	2.37	5.73	(0.79)	(0.85)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$56,784	72,231	83,315	90,817	96,608

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.75	0.75	0.74	0.75	0.68
Gross expenses prior to expense reimbursement(3)%	0.71	0.77	0.78	0.75	1.01
Net investment income after expense reimbursement (3)(4)%	3.31	2.98	2.82	2.50	3.15
Portfolio turnover rate %	8	1	131	106	9

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*	Total return calculation began on December 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was 0.79%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES L
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

							December 14,
	Year Ended December 31,						2000(1) to
							December 31,
	2004	2003	2002		2001		2000

Per Share Operating Performance:
Net asset value, beginning of period	$10.11	10.12	9.86		10.01		10.00

Income (loss) from investment operations:
Net investment income	$0.39	0.39	0.33		0.24		0.03
Net realized and unrealized loss on investments	$(0.33)	(0.04)	(0.07)		(0.15)		—
Total from investment operations	$0.06	0.35	0.26		0.09		0.03

Less distributions from:
Net investment income	$0.43	0.36	0.00	(5)	0.24		0.02
Total distributions	$0.43	0.36	0.00	(5)	0.24		0.02
Net asset value, end of period	$9.74	10.11	10.12		9.86		10.01

Total Return(2): %	0.56	3.47	2.69		(0.14	)*	— †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$52,629	67,903	76,433		81,636		1,203

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.75	0.75	0.75		0.74		0.08
Gross expenses prior to expense reimbursement(3)%	0.70	0.76	0.81		0.76		5.94
Net investment income after expense reimbursement (3)(4)%	2.99	3.32	3.20		2.80		1.17
Portfolio turnover rate %	25	13	91		126		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5) Amount is less than $0.01 per share.

†	As of December 31, 2000, the Series was in its Offering Period. Total return from commencement of operations was 0.30%.

*	Total return calculation began on March 15, 2001, the first day of the Guarantee Period. Total return for year ended December 31, 2001 was 0.86%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES M
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					March 15,
	Year Ended December 31,				2001(1) to
					December 31,
	2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.18	10.16	9.81		10.00

Income (loss) from investment operations:
Net investment income	$0.45	0.44	0.33		0.16
Net realized and unrealized gain (loss) on investments	$(0.37)	(0.05)	0.02		(0.19)
Total from investment operations	$0.08	0.39	0.35		(0.03)

Less distributions from:
Net investment income	$0.45	0.37	0.00	(5)	0.16
Total distributions	$0.45	0.37	0.00	(5)	0.16
Net asset value, end of period	$9.81	10.18	10.16		9.81

Total Return(2): %	0.83	3.85	3.60		(1.24)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$76,831	94,835	115,427		123,103

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.75	0.74	0.74		0.72
Gross expenses prior to expense reimbursement/recoupment(3)%	0.71	0.74	0.77		0.73
Net investment income after expense reimbursement/recoupment(3)(4)%	3.74	3.51	3.14		2.95
Portfolio turnover rate %	19	5	65		55

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5) Amount is less than $0.01 per share.

*	Total return calculation began on June 14, 2001, the first day of the Guarantee Period. Total return from commencement of operations was (0.25%).

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

				June 14,
	Year Ended December 31,			2001(1) to
				December 31,
	2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.28	10.12	10.30	10.00

Income (loss) from investment operations:
Net investment income	$0.38	0.34	0.25	0.07
Net realized and unrealized gain (loss) on investments	$(0.21)	0.09	(0.29)	0.31
Total from investment operations	$0.17	0.43	(0.04)	0.38

Less distributions from:
Net investment income	$0.36	0.27	0.00 (5)	0.07
Net realized gains on investments	$—	—	0.14	0.01
Total distributions	$0.36	0.27	0.14	0.08
Net asset value, end of period	$10.09	10.28	10.12	10.30

Total Return(2): %	1.70	4.30	(0.37)	2.82 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$80,989	100,184	118,815	135,532

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.74	0.74	0.75	0.72
Gross expenses prior to expense reimbursement/recoupment(3)%	0.71	0.74	0.77	0.73
Net investment income after expense reimbursement/recoupment(3)(4)%	3.05	2.80	2.36	2.11
Portfolio turnover rate %	22	12	124	48

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5) Amount is less than $0.01 per share.

*	Total return calculation began on September 18, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 3.75%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					September 18,
	Year Ended December 31,				2001(1) to
					December 31,
	2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.31	10.18	10.06		10.00

Income (loss) from investment operations:
Net investment income	$0.39	0.37	0.23		0.01
Net realized and unrealized gain (loss) on investments	$(0.24)	0.03	(0.10)		0.06
Total from investment operations	$0.15	0.40	0.13		0.07

Less distributions from:
Net investment income	$0.39	0.27	0.00	(5)	0.01
Net realized gains on investments	$—	—	0.00	(5)	—
Total distributions	$0.39	0.27	0.01		0.01
Net asset value, end of period	$10.07	10.31	10.18		10.06

Total Return(2): %	1.48	3.91	1.27		0.26 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$132,924	168,240	218,665		236,096

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.96	0.97	0.98		0.88
Gross expenses prior to expense reimbursement(3)%	0.96	0.97	0.98		0.98
Net investment income after expense reimbursement (3)(4)%	2.97	2.75	2.21		1.51
Portfolio turnover rate %	40	25	123		2

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5) Amount is less than $0.01 per share.

*	Total return calculation began on December 13, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 0.66%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					December 13,
	Year Ended December 31,				2001(1) to
					December 31,
	2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.56	10.04	10.01		10.00

Income (loss) from investment operations:
Net investment income	$0.40	0.34	0.20		0.01
Net realized and unrealized gain on investments	$(0.21)	0.18	0.03		—
Total from investment operations	$0.19	0.52	0.23		0.01

Less distributions from:
Net investment income	$0.38	—	0.20		—
Total distributions	$0.38	—	0.20		—
Net asset value, end of period	$10.37	10.56	10.04		10.01

Total Return(2): %	1.89	5.18	2.11	*	— †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$148,956	180,025	228,920		7,767

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.96	0.97	0.97		0.82
Gross expenses prior to expense reimbursement(3)%	0.96	0.97	0.98		7.74
Net investment income after expense reimbursement (3)(4)%	3.15	2.82	2.37		0.90
Portfolio turnover rate %	26	15	95		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†	As of December 31, 2001, the Series was in its Offering Period. Total return from commencement of operations was 0.10%.

*	Total return calculation began on March 15, 2002, the first day of the Guarantee Period. Total return for year ended December 31, 2002 was 2.31%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Year Ended		March 15,
	December 31,		2002(1) to
			December 31,
	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.71	10.10	10.00

Income (loss) from investment operations:
Net investment income	$0.35	0.31	0.15
Net realized and unrealized gain on investments	$(0.06)	0.30	0.10
Total from investment operations	$0.29	0.61	0.25

Less distributions from:
Net investment income	$0.35	—	0.15
Total distributions	$0.35	—	0.15
Net asset value, end of period	$10.65	10.71	10.10

Total Return(2): %	2.77	6.05	2.17 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$146,766	173,056	214,078

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.94	1.00	0.99
Gross expenses prior to expense reimbursement/recoupment(3)%	0.94	0.98	1.02
Net investment income after expense reimbursement/recoupment (3)(4)%	2.72	2.59	2.57
Portfolio turnover rate %	45	17	76

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*	Total return calculation began on June 14, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 2.47%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Year Ended			June 17,
		December 31,			2002(1) to
					December 31,
		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period		$10.65		10.07	10.00

Income (loss) from investment operations:
Net investment income		$0.22	*	0.25	0.07
Net realized and unrealized gain (loss) on investments		$0.06		0.34	0.06
Total from investment operations		$0.28		0.59	0.13

Less distributions from:
Net investment income		$0.29		0.01	0.06
Net realized gains from investments		$0.17		—	—
Total distributions		$0.46		0.01	0.06
Net asset value, end of period		$10.47		10.65	10.07

Total Return(2):	%	2.71		5.86	1.15 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$204,092		250,292	325,041

Ratios to average net assets:
Expenses(3)%		0.96		0.97	0.97
Net investment income(3)%		2.07		2.04	2.01
Portfolio turnover rate	%	18		13	60

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*	Per share data calculated using weighted average number of shares outstanding throughout the period.

**	Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Year Ended			September 12,
	December 31,			2002(1) to
				December 31,
	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.70		10.12	10.00

Income (loss) from investment operations:
Net investment income	$0.24	*	0.28	0.01
Net realized and unrealized gain (loss) on investments	$0.03		0.32	0.11
Total from investment operations	$0.27		0.60	0.12

Less distributions from:
Net investment income	$0.31		0.02	0.00(5)
Net realized gains from investments	$0.18		—	—
Total distributions	$0.49		0.02	0.00(5)
Net asset value, end of period	$10.48		10.70	10.12

Total Return(2): %	2.62		5.88	1.21 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$165,085		194,964	277,434

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.96		0.98	0.96
Gross expenses prior to expense reimbursement/recoupment(3)%	0.96		0.98	1.07
Net investment income after expense reimbursement/recoupment (3)(4)%	2.26		2.14	1.91
Portfolio turnover rate %	36		24	4

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)	Amount is less than $0.01 per share.

*	Per share data calculated using weighted average number of shares outstanding throughout the period.

**	Total return calculation began on December 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Year Ended			December 12,
	December 31,			2002(1) to
				December 31,
	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.75	10.00		10.00

Income (loss) from investment operations:
Net investment income	$0.23	0.18		0.00	*
Net realized and unrealized gain (loss) on investments	$0.11	0.57		0.00	*
Total from investment operations	$0.34	0.75		0.00	*

Less distributions from:
Net investment income	$0.21	—		—
Net realized gains from investments	$0.46	—		—
Total distributions	$0.67	—		—
Net asset value, end of period	$10.42	10.75		10.00

Total Return(2): %	3.40	7.29	††	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$170,744	199,099		1,550

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.95	0.98		0.65
Gross expenses prior to expense reimbursement(3)%	0.95	0.98		17.95
Net investment income after expense reimbursement(3)(4)%	1.88	1.78		0.66
Portfolio turnover rate %	59	74		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*	Amount represents less than $0.01 per share.

†	As of December 31, 2002, the Series was in its Offering Period. Total return from commencement of operations was 0.00%.

††	Total return calculation began on March 13, 2003, the first day of the Guarantee Period. Total return for the entire calendar year was 7.50%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

			March 13,
		Year Ended	2003(1) to
		December 31,	December 31,
		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period		$9.87	10.00

Income from investment operations:
Net investment income		$0.19	0.08
Net realized and unrealized loss on investments		$0.04	(0.21)
Total from investment operations		$0.23	(0.13)

Less distributions from:
Net investment income		$0.11	—
Total distributions		$0.11	—
Net asset value, end of period		$9.99	9.87

Total Return(2):	%	2.34	(1.50)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$286,706	401,085

Ratios to average net assets:
Expenses(3)%		0.96	0.94
Net investment income(3)%		1.50	1.39
Portfolio turnover rate	%	37	29

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*	Total return calculation began on June 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was -1.30%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004

NOTE 1 — ORGANIZATION

Organization. The ING GET Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are fourteen diversified Series of the Fund, ING GET Fund-Series H (“GET H”), ING GET Fund-Series I (“GET I”), ING GET Fund-Series J (“GET J”), ING GET Fund-Series K (“GET K”), ING GET Fund-Series L (“GET L”), ING GET Fund-Series M (“GET M”), ING GET Fund-Series N (“GET N”), ING GET Fund-Series P (“GET P”), ING GET Fund-Series Q (“GET Q”), ING GET Fund-Series R (“GET R”), ING GET Fund-Series S (“GET S”), ING GET Fund-Series T (“GET T”), ING GET Fund-Series U (“GET U”) and ING GET Fund-Series V (“GET V”).

Each Series seeks to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return (Targeted Return) during a specified five year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum Targeted Return for each Series during the Guarantee Period is 1.5% (except for GET U and GET V, which do not have a Targeted Return) before asset based contract charges and each Series’ cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company (“ILIAC”, formerly, Aetna Life Insurance & Annuity Company) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment in a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by each GET Series Fund throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

	Offering	Guarantee	Maturity
	Period	Period	Date

GET H*	12/15/99 – 03/14/00	03/15/00 – 03/14/05	03/14/05
GET I*	03/15/00 – 06/14/00	06/15/00 – 06/14/05	06/14/05
GET J*	06/15/00 – 09/13/00	09/14/00 – 09/13/05	09/13/05
GET K*	09/14/00 – 12/13/00	12/14/00 – 12/13/05	12/13/05
GET L*	12/14/00 – 03/14/01	03/15/01 – 03/14/06	03/14/06
GET M*	03/15/01 – 06/13/01	06/14/01 – 06/13/06	06/13/06
GET N*	06/14/01 – 09/17/01	09/18/01 – 09/15/06	09/15/06
GET P*	09/18/01 – 12/12/01	12/13/01 – 12/15/06	12/15/06
GET Q*	12/13/01 – 03/14/02	03/15/02 – 03/16/07	03/16/07
GET R*	03/15/02 – 06/13/02	06/14/02 – 06/15/07	06/15/07
GET S*	06/14/02 – 09/11/02	09/12/02 – 09/14/07	09/14/07
GET T*	09/12/02 – 12/11/02	12/12/02 – 12/14/07	12/14/07
GET U*	12/12/02 – 03/12/03	03/13/03 – 03/14/08	03/14/08
GET V*	03/13/03 – 06/12/03	06/13/03 – 06/13/08	06/13/08

*	Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At December 31, 2004, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

In accordance with the original fund prospectuses, GET H, GET I, GET J and GET K will liquidate on the Maturity Dates listed above. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the accounting principles generally accepted in the United States of America for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for GET H and GET I have been prepared in conformity with both accounting methods.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund’s net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Foreign Currency Transactions and Futures Contracts. Certain series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.	Distributions to Shareholders. The Series records distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Series. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F.	Federal Income Taxes. It is the policy of the Series to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. No federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accepted in the United States of America. Actual results could differ from these estimates.

H.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Series might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I.	Illiquid and Restricted Securities. Each Series may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available.

J.	Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

K.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Series are expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of Guarantee Period.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, the cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales

GET H	$6,669,103	$6,111,068
GET I	2,548,208	2,448,777
GET J	1,536,819	1,468,349
GET K	451,192	443,088
GET L	1,696,623	4,073,319
GET M	3,876,514	7,362,446
GET N	7,535,210	10,551,091
GET P	9,583,269	16,126,984
GET Q	17,456,548	22,351,231
GET R	22,596,735	34,919,057
GET S	32,542,774	37,911,493
GET T	26,811,061	38,643,728
GET U	56,103,898	64,665,946
GET V	33,495,582	63,750,834

U.S. Government securities not included above were as follows:

	Purchases	Sales

GET H	$—	$36,431,122
GET I	4,434,480	21,567,860
GET J	13,983,468	28,113,255
GET K	4,744,474	25,940,081
GET L	12,914,472	26,627,511
GET M	12,496,280	27,845,000
GET N	12,043,947	29,599,280
GET P	49,752,666	81,468,344
GET Q	23,765,825	54,518,816
GET R	48,521,195	67,798,415
GET S	8,259,390	56,509,258
GET T	36,789,316	60,096,178
GET U	51,045,963	77,559,394
GET V	88,675,387	182,859,073

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (The “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Manager has engaged ING Investment Management Co., (formerly, Aeltus Investment Management, Inc., “ING IM”, a wholly-owned subsidiary of ING Groep, N.V., to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series’ in accordance with their investment objective and policies, subject to oversight by the Investment Manager.

ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Series’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

GET P, GET Q, GET R, GET S, GET T, GET U and GET V have adopted a distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to reimburse or compensate expenses for the distribution and promotion of each Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P	0.25%
GET Q	0.25%
GET R	0.25%
GET S	0.25%
GET T	0.25%
GET U	0.25%
GET V	0.25%

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2004, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

				Accrued
	Accrued	Accrued	Payable to	Shareholder
	Investment	Administrative	Adviser for	Services and
	Management	Service	Recouped	Distribution
	Fees	Fees	Fees	Fees	Total

GET H	$52,035	$4,768	—	—	$56,803
GET I	31,639	2,899	$12,000	—	46,538
GET J	24,395	2,235	17,000	—	43,630
GET K	29,483	2,701	17,000	—	49,184
GET L	26,984	2,472	14,000	—	43,456
GET M	39,157	3,588	1,493	—	44,238
GET N	41,471	3,800	—	—	45,271
GET P	68,410	6,268	—	$28,504	103,182
GET Q	76,228	6,984	—	31,762	114,974
GET R	75,010	6,873	—	31,254	113,137
GET S	104,404	9,566	—	43,502	157,472
GET T	84,654	7,756	—	35,272	127,682
GET U	87,079	7,979	—	36,283	131,341
GET V	147,519	13,515	—	61,466	222,500

The Series have adopted a Deferred Compensation Plan (the “Plan”) which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the trustees’ fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At December 31, 2004, the Series had the following payables included in Other Accrued Expenses and

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES (continued)

Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total expenses.

	Custody		Professional
	Expense		Fees

GET H	$10,227	GET H	$22,653
GET I	6,284	GET I	18,469
GET J	7,917	GET J	19,918
GET K	5,475	GET K	20,371
GET L	3,844	GET L	22,107
GET M	10,496	GET M	16,454
GET N	8,342	GET N	19,552
GET P	13,143	GET P	17,932
GET Q	11,824	GET Q	17,312
GET R	14,909	GET R	18,970
GET S	17,755	GET S	28,108
GET T	12,583	GET T	24,403
GET U	13,997	GET U	20,842
GET V	16,238	GET V	34,103

	Shareholder
	Reporting		Miscellaneous
	Expense		Fees

GET K	$7,129	GET H	$6,283
GET M	8,540	GET I	5,829
GET N	6,428	GET J	5,626
GET P	11,388
GET Q	12,369
GET R	9,018
GET V	17,020

NOTE 8 — EXPENSE LIMITATIONS

ING Investments, LLC entered into written Expense Limitation Agreements with each Series whereby, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Maximum Operating Expense Limit
(as a percentage of average net assets)

GET H	0.75%
GET I	0.75
GET J	0.75
GET K	0.75
GET L(1)	0.75
GET M(1)	0.75
GET N(1)	0.75
GET P(2)	1.00*
GET Q(2)	1.00*
GET R(2)	1.00*
GET S(2)	1.00*
GET T(2)	1.00*
GET U(2)	1.00*
GET V(2)	1.00*

(1) Effective January 1, 2005, the expense limitation will be 0.55%.

(2) Effective January 1, 2005, the expense limitation will be 0.80%.

*	Including 0.25% distribution and service fee.

The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees, net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.

As of December 31, 2004, the cumulative amounts of reimbursed fees that are subject to possible future recoupment by the Investment Manager and their related expiration dates are as follows:

	December 31,

	2005	2006	Total

GET J	$18,484	$22,459	$40,943
GET K	—	12,579	12,579
GET L	5,216	9,711	14,927

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreements within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Series in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement“) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Series will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At December 31, the Series did not have any loans outstanding under the line of credit.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 10 —	CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

	GET Fund — Series H		GET Fund — Series I

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

(Number of Shares)
Dividends reinvested	545,531	566,985	292,046	277,293
Shares redeemed	(2,701,100)	(2,466,196)	(1,529,396)	(1,178,664)

Net decrease in shares outstanding	(2,155,569)	(1,899,211)	(1,237,350)	(901,371)

($)
Dividends reinvested	$5,231,638	$5,631,397	$2,821,163	$2,773,357
Shares redeemed	(26,728,191)	(24,798,342)	(15,171,484)	(11,910,674)

Net decrease	$(21,496,553)	$(19,166,945)	$(12,350,321)	$(9,137,317)

	GET Fund — Series J		GET Fund — Series K

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

(Number of Shares)
Dividends reinvested	247,111	243,044	236,869	244,390
Shares redeemed	(1,375,933)	(1,349,720)	(1,583,398)	(1,257,581)

Net decrease in shares outstanding	(1,128,822)	(1,106,676)	(1,346,529)	(1,013,191)

($)
Dividends reinvested	$2,357,441	$2,419,393	$2,323,685	$2,487,886
Shares redeemed	(13,534,834)	(13,525,186)	(15,885,574)	(12,897,089)

Net decrease	$(11,177,393)	$(11,105,793)	$(13,561,889)	$(10,409,203)

*	Exchanges into the Series are from initial shareholders who have exchange privileges.

	GET Fund — Series L		GET Fund — Series M

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

(Number of Shares)
Dividends reinvested	248,015	248,908	382,677	367,367
Shares redeemed	(1,565,026)	(1,084,117)	(1,871,956)	(2,403,816)

Net decrease in shares outstanding	(1,317,011)	(835,209)	(1,489,279)	(2,036,449)

($)
Dividends reinvested	$2,405,744	$2,511,486	$3,723,446	$3,720,631
Shares redeemed	(15,696,441)	(10,993,465)	(18,774,905)	(24,571,950)

Net decrease	$(13,290,697)	$(8,481,979)	$(15,051,459)	$(20,851,319)

	GET Fund — Series N		GET Fund — Series P

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

(Number of Shares)
Dividends reinvested	313,040	286,318	545,533	486,322
Shares redeemed	(2,028,424)	(2,283,414)	(3,666,906)	(5,658,202)

Net decrease in shares outstanding	(1,715,384)	(1,997,096)	(3,121,373)	(5,171,880)

($)
Dividends reinvested	$3,108,483	$2,920,441	$5,406,227	$4,996,497
Shares redeemed	(20,658,266)	(23,387,448)	(37,526,523)	(58,200,729)

Net decrease	$(17,549,783)	$(20,467,007)	$(32,120,296)	$(53,204,232)

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 10 —	CAPITAL SHARES (continued)

	GET Fund — Series Q		GET Fund — Series R

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

(Number of Shares)
Dividends reinvested	570,172	374	487,206	2,580
Shares redeemed	(3,253,745)	(5,760,168)	(2,865,529)	(5,042,160)

Net decrease in shares outstanding	(2,683,573)	(5,759,794)	(2,378,323)	(5,039,580)

($)
Dividends reinvested	$5,804,349	$3,911	$5,052,323	$27,218
Shares redeemed	(34,099,980)	(59,658,973)	(30,479,231)	(52,683,043)

Net decrease	$(28,295,631)	$(59,655,062)	$(25,426,908)	$(52,655,825)

	GET Fund — Series S		GET Fund — Series T

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

(Number of Shares)
Dividends reinvested	920,432	26,347	775,682	29,797
Shares redeemed	(4,937,729)	(8,779,953)	(3,246,974)	(9,217,934)

Net decrease in shares outstanding	(4,017,297)	(8,753,606)	(2,471,292)	(9,188,137)

($)
Dividends reinvested	$9,379,204	$276,982	$7,919,714	$314,206
Shares redeemed	(52,124,639)	(91,498,065)	(34,479,696)	(96,328,093)

Net decrease	$(42,745,435)	$(91,221,083)	$(26,559,982)	$(96,013,887)

	GET Fund — Series U		GET Fund — Series V

				March 13,
	Year Ended	Year Ended	Year Ended	2003(1) to
	December 31,	December 31,	December 31,	June 30,
	2004	2003	2004	2003

(Number of Shares)
Shares sold	—	30,236,058	—	46,988,009
Dividends reinvested	1,110,943	215	356,108	—
Shares redeemed	(3,240,723)	(11,868,901)	(12,315,461)	(6,335,761)

Net increase (decrease) in shares outstanding	(2,129,780)	18,367,372	(11,959,353)	40,652,248

($)
Shares sold	$—	$302,850,826	$—	$470,446,442
Dividends reinvested	11,187,192	2,156	3,464,926	—
Shares redeemed	(34,267,953)	(124,895,637)	(122,698,741)	(61,497,315)

Net increase (decrease)	$(23,080,761)	$177,957,345	$(119,233,815)	$408,949,127

(1)	Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The following permanent tax differences have been reclassified as of December 31, 2004:

		Undistributed	Accumulated
		Net Investment	Net Realized
	Paid-in	Income On	Gains
	Capital	Investments	(Losses)

GET H	$—	$(465)	$465
GET I	—	(171)	171
GET J	—	(100)	100
GET K	—	(33)	33
GET L	—	(171)	171
GET M	—	(398)	398
GET N	—	(644)	644
GET P	—	(821)	821
GET Q	—	(1,367)	1,367
GET R	—	(1,670)	1,670
GET S	—	(2,563)	2,563
GET T	—	(2,158)	2,158
GET U	(2,958)	(16)	2,974
GET V	—	(2,629)	2,629

The tax composition of dividends and distributions to shareholders was as follows:

			Year ended
	Year ended December 31, 2004		December 31, 2003

		Long-Term
	Ordinary Income	Capital Gains	Ordinary Income

GET H	$5,231,638	$—	$5,631,397
GET I	$2,821,163	$—	2,773,357
GET J	$2,357,441	$—	2,419,393
GET K	$2,323,685	$—	2,487,886
GET L	$2,405,744	$—	2,511,486
GET M	$3,723,446	$—	3,720,631
GET N	$3,108,483	$—	2,920,441
GET P	$5,406,227	$—	4,996,497
GET Q	$5,804,349	$—	3,911
GET R	$5,052,323	$—	27,218
GET S	$8,495,730	$883,474	276,982
GET T	$7,887,210	$32,504	314,206
GET U	$11,163,878	$23,314	2,156
GET V	$3,464,926	$—	—

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 are as follows:

	Undistributed	Undistributed	Unrealized	Post October	Capital
	Ordinary	Long-term	Appreciation	Losses	Loss	Expiration
	Income	Capital Gain	(Depreciation)	Deferred	Carryforwards	Dates

GET H	$4,443,134	$—	$1,150,339	$—	$(7,567,761)	2009
					(2,099,521)	2010
					(419,035)	2011

					(10,086,317)

GET I	$2,503,030	$—	$822,096	$—	$(1,270,215)	2008
					(2,847,033)	2009
					(1,921,671)	2010

					(6,038,919)

GET J	$1,999,238	$—	$811,805	$—	$(1,366,099)	2008
					(2,800,726)	2009
					(1,839,090)	2010

					(6,005,915)

GET K	$2,138,814	$—	$598,501	$—	$(3,687,005)	2009
					(840,333)	2010

					(4,527,338)

GET L	$1,757,218	$—	$531,273	$(6,855)	$(4,214,426)	2010
GET M	$3,160,422	$—	$1,463,843	$—	$(1,207,148)	2009
					(5,625,768)	2010

					(6,832,916)

GET N	$2,738,859	$—	$1,731,880	$—	$(2,922,016)	2010
					(489,400)	2011

					(3,411,416)

GET P	$4,387,937	$—	$2,815,435	$—	$(4,787,487)	2010
GET Q	$5,098,418	$—	$5,261,250	$—	$(2,021,348)	2010
GET R	$4,563,425	$2,917,628	$5,026,440	$—	$—
GET S	$4,983,091	$4,867,495	$4,892,127	$—	$—
GET T	$4,653,908	$4,333,378	$4,050,269	$—	$—
GET U	$6,285,112	$5,304,821	$2,789,930	$—	$—
GET V	$4,942,144	$—	$(6,353,274)	$(487,288)	$(944,787)	2011
					(135,661)	2012

					(1,080,448)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4 p.m. Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

ING GET FUND SERIES H
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 11.8%
		Advertising: 0.0%
470	@	Interpublic Group of Cos., Inc.	$6,298
200		Omnicom Group, Inc.	16,864

			23,162

		Aerospace/Defense: 0.3%
1,460		Boeing Co.	75,583
340		General Dynamics Corp.	35,564
80		Goodrich Corp.	2,611
100		L-3 Communications Holdings, Inc.	7,324
610		Lockheed Martin Corp.	33,886
380		Northrop Grumman Corp.	20,657
800		Raytheon Co.	31,064
180		Rockwell Collins, Inc.	7,099
530		United Technologies Corp.	54,776

			268,564

		Agriculture: 0.2%
2,110		Altria Group, Inc.	128,921
652		Archer-Daniels-Midland Co.	14,546
300		Monsanto Co.	16,665
160		Reynolds American, Inc.	12,576
300		UST, Inc.	14,433

			187,141

		Apparel: 0.1%
260	@	Coach, Inc.	14,664
210		Jones Apparel Group, Inc.	7,680
160		Liz Claiborne, Inc.	6,754
440		Nike, Inc.	39,903
90		Reebok Intl., Ltd.	3,960
200		VF Corp.	11,076

			84,037

		Auto Manufacturers: 0.1%
3,160		Ford Motor Co.	46,262
580		General Motors Corp.	23,235
277		PACCAR, Inc.	22,293

			91,790

		Auto Parts and Equipment: 0.0%
180		Johnson Controls, Inc.	11,419

			11,419

		Banks: 0.7%
400		AmSouth Bancorporation	10,360
4,090		Bank of America Corp.	192,189
560		BB&T Corp.	23,548
250		Comerica, Inc.	15,255
120		Compass Bancshares, Inc.	5,840
240		Fifth Third Bancorp	11,347
130		First Horizon National Corp.	5,604
330		Huntington Bancshares, Inc.	8,177
580		KeyCorp	19,662
120		M & T Bank Corp.	12,941
250		Marshall & Ilsley Corp.	11,050
400		Mellon Financial Corp.	12,444
940		National City Corp.	35,297
460		North Fork Bancorporation, Inc.	13,271
220		Northern Trust Corp.	10,688
120		PNC Financial Services Group, Inc.	6,893
474		Regions Financial Corp.	16,870
330		State Street Corp.	16,210
360		SunTrust Banks, Inc.	26,597
130		Synovus Financial Corp.	3,715
770		The Bank of New York Co., Inc.	25,733
1,904		U.S. Bancorp	59,633
1,633		Wachovia Corp.	85,896
1,730		Wells Fargo & Co.	107,520
90		Zions Bancorporation	6,123

			742,863

		Beverages: 0.3%
60		Adolph Coors Co.	4,540
330		Anheuser-Busch Cos., Inc.	16,741
120		Brown-Forman Corp.	5,842
2,520		Coca-Cola Co.	104,907
490		Coca-Cola Enterprises, Inc.	10,217
290		Pepsi Bottling Group, Inc.	7,842
2,320		PepsiCo, Inc.	121,103

			271,192

		Biotechnology: 0.1%
1,300	@	Amgen, Inc.	83,395
340	@	Biogen Idec, Inc.	22,647
240	@	Genzyme Corp.	13,937
240	@	MedImmune, Inc.	6,506
60	@	Millipore Corp.	2,989

			129,474

		Building Materials: 0.0%
210	@	American Standard Cos., Inc.	8,677
430		Masco Corp.	15,709
140		Vulcan Materials Co.	7,645

			32,031

		Chemicals: 0.2%
220		Air Products & Chemicals, Inc.	12,753
80		Ashland, Inc.	4,670
1,000		Dow Chemical Co.	49,510
1,020		E.I. du Pont de Nemours & Co.	50,032
80		Eastman Chemical Co.	4,618
120		Ecolab, Inc.	4,216
180		Engelhard Corp.	5,521
130		International Flavors & Fragrances, Inc.	5,569
320		PPG Industries, Inc.	21,811
380		Praxair, Inc.	16,777
240		Rohm & Haas Co.	10,615
260		Sherwin-Williams Co.	11,604
90		Sigma-Aldrich Corp.	5,441

			203,137

		Commercial Services: 0.1%
170	@	Apollo Group, Inc.	13,721
1,090		Cendant Corp.	25,483
200		Equifax, Inc.	5,620
230		H&R Block, Inc.	11,270
300		McKesson Corp.	9,438
150		Moody’s Corp.	13,028
490		Paychex, Inc.	16,699
230		R.R. Donnelley & Sons Co.	8,117
260		Robert Half Intl., Inc.	7,652

			111,028

		Computers: 0.6%
140	@	Affiliated Computer Services, Inc.	8,427
650	@	Apple Computer, Inc.	41,860
200	@	Computer Sciences Corp.	11,274
4,290	@	Dell, Inc.	180,781
540		Electronic Data Systems Corp.	12,474
2,430	@	EMC Corp.	36,134
360	@	Gateway, Inc.	2,164
3,058		Hewlett-Packard Co.	64,126
2,290		International Business Machines Corp.	225,748
130	@	Lexmark Intl., Inc.	11,050
140	@	NCR Corp.	9,692

See Accompanying Notes to Financial Statements

ING GET FUND SERIES H
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
350	@	Network Appliance, Inc.	$11,627
5,840	@	Sun Microsystems, Inc.	31,419
300	@	Sungard Data Systems, Inc.	8,499
360	@	Unisys Corp.	3,665

			658,940

		Cosmetics/Personal Care: 0.4%
120		Alberto-Culver Co.	5,828
200		Avon Products, Inc.	7,740
520		Colgate-Palmolive Co.	26,603
1,730		Gillette Co.	77,469
500		Kimberly-Clark Corp.	32,905
4,410		Procter & Gamble Co.	242,904

			393,449

		Distribution/Wholesale: 0.0%
320		Genuine Parts Co.	14,099
140		W.W. Grainger, Inc.	9,327

			23,426

		Diversified Financial Services: 0.9%
1,720		American Express Co.	96,956
150		Bear Stearns Cos., Inc.	15,347
420		Capital One Financial Corp.	35,368
300		CIT Group, Inc.	13,746
5,249		Citigroup, Inc.	252,896
558		Countrywide Financial Corp.	20,652
400	@	E*TRADE Financial Corp.	5,980
1,010		Fannie Mae	71,922
120		Federated Investors, Inc.	3,648
260		Franklin Resources, Inc.	18,109
680		Freddie Mac	50,116
490		Goldman Sachs Group, Inc.	50,980
260		Janus Capital Group, Inc.	4,371
370		Lehman Brothers Holdings, Inc.	32,368
1,255		MBNA Corp.	35,378
960		Merrill Lynch & Co., Inc.	57,379
1,110		Morgan Stanley	61,627
430	@	Providian Financial Corp.	7,082
420		SLM Corp.	22,424
120		T. Rowe Price Group, Inc.	7,464

			863,813

		Electric: 0.3%
640	@	AES Corp.	8,749
80		Ameren Corp.	4,011
470		American Electric Power Co., Inc.	16,140
160		Cinergy Corp.	6,661
260		Consolidated Edison, Inc.	11,375
170		Constellation Energy Group, Inc.	7,431
140		Dominion Resources, Inc.	9,484
180		DTE Energy Co.	7,763
1,620		Duke Energy Corp.	41,034
420		Edison Intl.	13,453
240		Entergy Corp.	16,222
700		Exelon Corp.	30,848
320		FirstEnergy Corp.	12,643
180		FPL Group, Inc.	13,455
440	@	PG&E Corp.	14,643
100		Pinnacle West Capital Corp.	4,441
270		PPL Corp.	14,386
240		Public Service Enterprise Group, Inc.	12,425
750		Southern Co.	25,140
410		TXU Corp.	26,470
550		Xcel Energy, Inc.	10,010

			306,784

		Electrical Components and Equipment: 0.0%
570		Emerson Electric Co.	39,957

			39,957

		Electronics: 0.1%
460	@	Agilent Technologies, Inc.	11,086
230		Applera Corp. — Applied Biosystems Group	4,809
120	@	Fisher Scientific Intl.	7,486
290	@	Jabil Circuit, Inc.	7,418
120		Parker Hannifin Corp.	9,089
190		PerkinElmer, Inc.	4,273
220	@	Sanmina-SCI Corp.	1,863
790	@	Solectron Corp.	4,211
100		Tektronix, Inc.	3,021
200	@	Thermo Electron Corp.	6,038
140	@	Waters Corp.	6,551

			65,845

		Engineering and Construction: 0.0%
100		Fluor Corp.	5,451

			5,451

		Entertainment: 0.0%
400		International Game Technology	13,752

			13,752

		Environmental Control: 0.0%
540		Waste Management, Inc.	16,168

			16,168

		Food: 0.2%
380		Albertson’s, Inc.	9,074
420		Campbell Soup Co.	12,554
540		ConAgra Foods, Inc.	15,903
380		General Mills, Inc.	18,890
350		H.J. Heinz Co.	13,647
280		Hershey Foods Corp.	15,551
380		Kellogg Co.	16,971
300	@	Kroger Co.	5,262
160		McCormick & Co., Inc.	6,176
480	@	Safeway, Inc.	9,475
790		Sara Lee Corp.	19,071
180		SUPERVALU, Inc.	6,214
390		Wm. Wrigley Jr. Co.	26,983

			175,771

		Forest Products and Paper: 0.1%
270		Georgia-Pacific Corp.	10,120
530		International Paper Co.	22,260
160		Louisiana-Pacific Corp.	4,278
200		MeadWestvaco Corp.	6,778
180		Plum Creek Timber Co., Inc.	6,919
80		Temple-Inland, Inc.	5,472
350		Weyerhaeuser Co.	23,527

			79,354

		Gas: 0.0%
150		KeySpan Corp.	5,918
300		Sempra Energy	11,004

			16,922

		Hand/Machine Tools: 0.0%
130		Black & Decker Corp.	11,483
100		Snap-On, Inc.	3,436
100		Stanley Works	4,899

			19,818

		Healthcare — Products: 0.5%
70		Bausch & Lomb, Inc.	4,512
250		Baxter Intl., Inc.	8,635

See Accompanying Notes to Financial Statements

ING GET FUND SERIES H
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
430		Becton Dickinson & Co.	$24,424
250		Biomet, Inc.	10,848
820	@	Boston Scientific Corp.	29,151
120		C.R. Bard, Inc.	7,678
130		Guidant Corp.	9,373
5,140		Johnson & Johnson	325,979
1,220		Medtronic, Inc.	60,597
360	@	St. Jude Medical, Inc.	15,095
160		Stryker Corp.	7,720
260	@	Zimmer Holdings, Inc.	20,831

			524,843

		Healthcare — Services: 0.2%
220	@	Humana, Inc.	6,532
140	@	Laboratory Corp. Of America Holdings	6,975
100		Manor Care, Inc.	3,543
100		Quest Diagnostics, Inc.	9,555
1,130		UnitedHealth Group, Inc.	99,474
490	@	WellPoint, Inc.	56,350

			182,429

		Home Builders: 0.0%
40		Centex Corp.	2,383

			2,383

		Home Furnishings: 0.0%
220		Leggett & Platt, Inc.	6,254
80		Whirlpool Corp.	5,537

			11,791

		Household Products/Wares: 0.0%
100		Avery Dennison Corp.	5,997
210		Clorox Co.	12,375
180		Fortune Brands, Inc.	13,893

			32,265

		Housewares: 0.0%
280		Newell Rubbermaid, Inc.	6,773

			6,773

		Insurance: 0.6%
300	@@	ACE Ltd.	12,825
510		AFLAC, Inc.	20,318
700		Allstate Corp.	36,204
100		AMBAC Financial Group, Inc.	8,213
2,650		American Intl. Group, Inc.	174,025
310		AON Corp.	7,397
340		Chubb Corp.	26,146
240		CIGNA Corp.	19,577
189		Cincinnati Financial Corp.	8,365
380		Hartford Financial Services Group, Inc.	26,338
140		Jefferson-Pilot Corp.	7,274
250		Lincoln National Corp.	11,670
340		Loews Corp.	23,902
220		Marsh & McLennan Cos., Inc.	7,238
160		MBIA, Inc.	10,125
760		MetLife, Inc.	30,788
100		MGIC Investment Corp.	6,891
320		Principal Financial Group	13,101
210		Progressive Corp.	17,816
910		Prudential Financial, Inc.	50,013
200		Safeco Corp.	10,448
280		St. Paul Travelers Cos., Inc.	10,380
130		Torchmark Corp.	7,428
320		UnumProvident Corp.	5,741
140	@@	XL Capital Ltd.	10,871

			563,094

		Internet: 0.2%
670	@	eBay, Inc.	77,908
1,040	@	Symantec Corp.	26,790
1,320	@	Yahoo!, Inc.	49,738

			154,436

		Iron/Steel: 0.0%
160		Nucor Corp.	8,374
140		United States Steel Corp.	7,175

			15,549

		Leisure Time: 0.1%
110		Brunswick Corp.	5,445
620		Carnival Corp.	35,730
300		Harley-Davidson, Inc.	18,225
160		Sabre Holdings Corp.	3,546

			62,946

		Lodging: 0.0%
100		Harrah’s Entertainment, Inc.	6,689
370		Hilton Hotels Corp.	8,414
310		Marriott Intl., Inc.	19,524
190		Starwood Hotels & Resorts Worldwide, Inc.	11,096

			45,723

		Machinery — Construction and Mining: 0.0%
140		Caterpillar, Inc.	13,651

			13,651

		Machinery — Diversified: 0.0%
60		Cummins, Inc.	5,027
250		Deere & Co.	18,600
170		Rockwell Automation, Inc.	8,424

			32,051

		Media: 0.4%
2,260	@	Comcast Corp.	75,213
270		Gannett Co., Inc.	22,059
80		Knight-Ridder, Inc.	5,355
330		McGraw-Hill Cos., Inc.	30,208
50		Meredith Corp.	2,710
150		New York Times Co.	6,120
2,680		News Corp.	50,009
4,510	@	Time Warner, Inc.	87,674
140		Tribune Co.	5,900
1,750		Viacom, Inc.	63,683
2,110		Walt Disney Co.	58,658

			407,589

		Mining: 0.0%
150		Phelps Dodge Corp.	14,838

			14,838

		Miscellaneous Manufacturing: 0.7%
790		3M Co.	64,835
90		Cooper Industries Ltd.	6,110
300		Danaher Corp.	17,223
80		Dover Corp.	3,355
290		Eastman Kodak Co.	9,353
140		Eaton Corp.	10,130
10,820		General Electric Co.	394,930
860		Honeywell Intl., Inc.	30,453
310		Illinois Tool Works, Inc.	28,731
180	@@	Ingersoll-Rand Co.	14,454
80		ITT Industries, Inc.	6,756
120		Pall Corp.	3,474
150		Textron, Inc.	11,070
2,050	@@	Tyco Intl., Ltd.	73,267

			674,141

See Accompanying Notes to Financial Statements

ING GET FUND SERIES H
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.0%
270		Pitney Bowes, Inc.	$12,496
1,290	@	Xerox Corp.	21,943

			34,439

		Oil and Gas: 0.9%
150		Amerada Hess Corp.	12,357
310		Anadarko Petroleum Corp.	20,091
326		Apache Corp.	16,486
660		Burlington Resources, Inc.	28,710
2,740		ChevronTexaco Corp.	143,877
1,121		ConocoPhillips	97,336
800		Devon Energy Corp.	31,136
120		EOG Resources, Inc.	8,563
8,420		Exxon Mobil Corp.	431,609
160		Kerr-McGee Corp.	9,246
420		Marathon Oil Corp.	15,796
50	@,@@	Nabors Industries, Ltd.	2,565
140	@	Noble Corp.	6,964
410		Occidental Petroleum Corp.	23,928
130		Sunoco, Inc.	10,622
280	@	Transocean, Inc.	11,869
300		Unocal Corp.	12,972
360		Valero Energy Corp.	16,344

			900,471

		Oil and Gas Services: 0.0%
340		Baker Hughes, Inc.	14,508
150		BJ Services Co.	6,981
400		Halliburton Co.	15,696

			37,185

		Packaging and Containers: 0.0%
160		Ball Corp.	7,036
140		Bemis Co.	4,073
250	@	Pactiv Corp.	6,323
130	@	Sealed Air Corp.	6,925

			24,357

		Pharmaceuticals: 0.6%
1,560		Abbott Laboratories	72,774
130		Allergan, Inc.	10,539
100		AmerisourceBergen Corp.	5,868
1,930		Bristol-Myers Squibb Co.	49,447
580		Cardinal Health, Inc.	33,727
780	@	Caremark Rx, Inc.	30,755
460		Eli Lilly & Co.	26,105
80	@	Express Scripts, Inc.	6,115
350	@	Forest Laboratories, Inc.	15,701
440	@	Gilead Sciences, Inc.	15,396
160	@	Hospira, Inc.	5,360
296	@	King Pharmaceuticals, Inc.	3,670
275	@	Medco Health Solutions, Inc.	11,440
2,280		Merck & Co., Inc.	73,279
7,616		Pfizer, Inc.	204,794
1,460		Schering-Plough Corp.	30,485
1,320		Wyeth	56,219

			651,674

		Pipelines: 0.0%
560		El Paso Corp.	5,824
50		Kinder Morgan, Inc.	3,657
530		Williams Cos., Inc.	8,633

			18,114

		Real Estate Investment Trusts: 0.0%
160		Equity Office Properties Trust	4,659
180		ProLogis	7,799
220		Simon Property Group, Inc.	14,228

			26,686

		Retail: 1.0%
290	@	Bed Bath & Beyond, Inc.	11,551
330		Best Buy Co., Inc.	19,609
280		Circuit City Stores, Inc.	4,379
800		Costco Wholesale Corp.	38,728
390		CVS Corp.	17,577
180		Darden Restaurants, Inc.	4,993
230		Federated Department Stores, Inc.	13,292
1,210		Gap, Inc.	25,555
3,770		Home Depot, Inc.	161,130
480		J.C. Penney Co., Inc. Holding Co.	19,872
140	@	Kohl’s Corp.	6,884
570		Limited Brands, Inc.	13,121
810		Lowe’s Cos., Inc.	46,648
420		May Department Stores Co.	12,348
2,180		McDonald’s Corp.	69,891
140		Nordstrom, Inc.	6,542
480	@	Office Depot, Inc.	8,333
250		RadioShack Corp.	8,220
870		Staples, Inc.	29,328
530	@	Starbucks Corp.	33,051
920		Target Corp.	47,776
480		TJX Cos., Inc.	12,062
320	@	Toys R US, Inc.	6,550
4,270		Wal-Mart Stores, Inc.	225,540
1,030		Walgreen Co.	39,521
180		Wendy’s Intl., Inc.	7,067
280		Yum! Brands, Inc.	13,210

			902,778

		Savings and Loans: 0.1%
300		Golden West Financial Corp.	18,426
140		Sovereign Bancorp, Inc.	3,157
935		Washington Mutual, Inc.	39,532

			61,115

		Semiconductors: 0.3%
540	@	Altera Corp.	11,178
400		Analog Devices, Inc.	14,768
1,720	@	Applied Materials, Inc.	29,412
354	@	Freescale Semiconductor Inc.	6,499
6,610		Intel Corp.	154,607
200	@	KLA-Tencor Corp.	9,316
310		Linear Technology Corp.	12,016
130		Maxim Integrated Products, Inc.	5,511
380		National Semiconductor Corp.	6,821
690		Texas Instruments, Inc.	16,988

			267,116

		Software: 0.6%
250		Adobe Systems, Inc.	15,685
280		Autodesk, Inc.	10,626
630		Automatic Data Processing, Inc.	27,941
340	@	BMC Software, Inc.	6,324
220	@	Citrix Systems, Inc.	5,397
600		Computer Associates Intl., Inc.	18,636
490	@	Compuware Corp.	3,170
120	@	Electronic Arts, Inc.	7,402
877		First Data Corp.	37,307
240	@	Fiserv, Inc.	9,646
370		IMS Health, Inc.	8,588
190	@	Intuit, Inc.	8,362
11,090		Microsoft Corp.	296,213
630	@	Novell, Inc.	4,253
9,000	@	Oracle Corp.	123,479
290	@	PeopleSoft, Inc.	7,679
760	@	Siebel Systems, Inc.	7,980
410	@	Veritas Software Corp.	11,706

			610,394

		Telecommunications: 0.7%
440		Alltel Corp.	25,854
310		AT&T Corp.	5,909

See Accompanying Notes to Financial Statements

ING GET FUND SERIES H
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Telecommunications (continued)
410	@	Avaya, Inc.	$7,052
1,880		BellSouth Corp.	52,245
200		CenturyTel, Inc.	7,094
6,770	@	Cisco Systems, Inc.	130,661
200		Citizens Communications Co.	2,758
270	@	Comverse Technology, Inc.	6,602
550	@	Corning, Inc.	6,474
4,220	@	Lucent Technologies, Inc.	15,867
2,390		Motorola, Inc.	41,108
1,120	@	Nextel Communications, Inc.	33,600
1,600		QUALCOMM, Inc.	67,840
740	@	Qwest Communications Intl., Inc.	3,286
3,400		SBC Communications, Inc.	87,618
230		Scientific-Atlanta, Inc.	7,592
1,480		Sprint Corp.	36,778
390	@	Tellabs, Inc.	3,350
3,750		Verizon Communications, Inc.	151,912

			693,600

		Textiles: 0.0%
160		Cintas Corp.	7,018

			7,018

		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	3,876
420		Mattel, Inc.	8,186

			12,062

		Transportation: 0.2%
500		Burlington Northern Santa Fe Corp.	23,655
220		CSX Corp.	8,818
510		FedEx Corp.	50,230
530		Norfolk Southern Corp.	19,181
60		Ryder System, Inc.	2,866
1,160		United Parcel Service, Inc.	99,133

			203,883

		Total Common Stock (Cost $10,451,744)	12,030,682

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.1%
	Federal Home Loan Mortgage Corporation: 29.6%
$30,080,000	2.100%, due 01/15/05	$30,053,652

		30,053,652

	Federal National Mortgage Association: 23.2%
13,022,000	2.180%, due 01/15/05	13,010,163
5,005,000	2.070%, due 02/07/05	4,994,078
5,588,000	2.240%, due 02/15/05	5,572,484

		23,576,725

	Other: 26.3%
5,311,000	FICO STRIP, 2.030%, due 02/08/05	5,299,340
11,372,000	Resolution Funding Corp., 1.960%, due 01/15/05	11,362,726
10,291,000	Tennessee Valley Authority, 2.940%, due 10/15/05	10,054,832

		26,716,898

	Total U.S. Government Agency Obligations (Cost $80,304,854)	80,347,275

U.S. TREASURY OBLIGATIONS: 8.2%
	U.S. Treasury STRIP: 8.2%

8,320,000	1.930%, due 02/15/05	8,300,048

	Total U.S. Treasury Obligations (Cost $8,300,186)	8,300,048

	Total Long-Term Investments (Cost $99,056,784)	100,678,005

SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreement: 0.4%
455,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200% due 01/03/05, $455,083 to be received upon repurchase (Collateralized by $425,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $467,303, due 05/15/12)	455,000

	Total Short-Term Investments (Cost $455,000)	455,000

Total Investments In Securities (Cost $99,511,784)*	99.5%	$101,133,005
Other Assets and Liabilities-Net	0.5	469,148

Net Assets	100.0%	$101,602,153

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $99,982,666. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,463,056
Gross Unrealized Depreciation	(312,717)

Net Unrealized Appreciation	$1,150,339

See Accompanying Notes to Financial Statements

ING GET FUND SERIES I
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 7.2%
		Advertising: 0.0%
70	@	Interpublic Group of Cos., Inc.	$938
70		Omnicom Group, Inc.	5,902

			6,840

		Aerospace/Defense: 0.2%
540		Boeing Co.	27,955
130		General Dynamics Corp.	13,598
40		Goodrich Corp.	1,306
40		L-3 Communications Holdings, Inc.	2,930
220		Lockheed Martin Corp.	12,221
140		Northrop Grumman Corp.	7,610
290		Raytheon Co.	11,261
70		Rockwell Collins, Inc.	2,761
200		United Technologies Corp.	20,670

			100,312

		Agriculture: 0.1%
760		Altria Group, Inc.	46,436
233		Archer-Daniels-Midland Co.	5,198
110		Monsanto Co.	6,111
60		Reynolds American, Inc.	4,716
80		UST, Inc.	3,849

			66,310

		Apparel: 0.1%
100	@	Coach, Inc.	5,640
70		Jones Apparel Group, Inc.	2,560
60		Liz Claiborne, Inc.	2,533
170		Nike, Inc.	15,416
30		Reebok Intl., Ltd.	1,320
70		VF Corp.	3,877

			31,346

		Auto Manufacturers: 0.1%
1,180		Ford Motor Co.	17,275
210		General Motors Corp.	8,413
85		PACCAR, Inc.	6,841

			32,529

		Auto Parts and Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,173
70		Johnson Controls, Inc.	4,441

			5,614

		Banks: 0.5%
140		AmSouth Bancorporation	3,626
1,534		Bank of America Corp.	72,082
210		BB&T Corp.	8,831
90		Comerica, Inc.	5,492
40		Compass Bancshares, Inc.	1,947
80		Fifth Third Bancorp	3,782
50		First Horizon National Corp.	2,156
110		Huntington Bancshares, Inc.	2,726
210		KeyCorp	7,119
40		M & T Bank Corp.	4,314
100		Marshall & Ilsley Corp.	4,420
150		Mellon Financial Corp.	4,667
350		National City Corp.	13,143
165		North Fork Bancorporation, Inc.	4,760
80		Northern Trust Corp.	3,886
40		PNC Financial Services Group, Inc.	2,298
173		Regions Financial Corp.	6,157
120		State Street Corp.	5,894
130		SunTrust Banks, Inc.	9,604
50		Synovus Financial Corp.	1,429
290		The Bank of New York Co., Inc.	9,692
700		U.S. Bancorp	21,924
605		Wachovia Corp.	31,823
640		Wells Fargo & Co.	39,775
40		Zions Bancorporation	2,721

			274,268

		Beverages: 0.2%
20		Adolph Coors Co.	1,513
120		Anheuser-Busch Cos., Inc.	6,088
40		Brown-Forman Corp.	1,947
900		Coca-Cola Co.	37,467
180		Coca-Cola Enterprises, Inc.	3,753
100		Pepsi Bottling Group, Inc.	2,704
850		PepsiCo, Inc.	44,370

			97,842

		Biotechnology: 0.1%
481	@	Amgen, Inc.	30,857
130	@	Biogen Idec, Inc.	8,659
90	@	Genzyme Corp.	5,226
40	@	MedImmune, Inc.	1,084
20	@	Millipore Corp.	996

			46,822

		Building Materials: 0.0%
90	@	American Standard Cos., Inc.	3,719
160		Masco Corp.	5,844
50		Vulcan Materials Co.	2,731

			12,294

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	4,638
30		Ashland, Inc.	1,751
360		Dow Chemical Co.	17,824
410		E.I. du Pont de Nemours & Co.	20,111
30		Eastman Chemical Co.	1,732
40		Ecolab, Inc.	1,405
70		Engelhard Corp.	2,147
30		International Flavors & Fragrances, Inc.	1,285
120		PPG Industries, Inc.	8,179
120		Praxair, Inc.	5,298
100		Rohm & Haas Co.	4,423
80		Sherwin-Williams Co.	3,570
30		Sigma-Aldrich Corp.	1,814

			74,177

		Commercial Services: 0.1%
70	@	Apollo Group, Inc.	5,650
400		Cendant Corp.	9,351
70		Equifax, Inc.	1,967
90		H&R Block, Inc.	4,410
110		McKesson Corp.	3,461
50		Moody’s Corp.	4,343
140		Paychex, Inc.	4,771
80		R.R. Donnelley & Sons Co.	2,823
60		Robert Half Intl., Inc.	1,766

			38,542

		Computers: 0.4%
50	@	Affiliated Computer Services, Inc.	3,010
240	@	Apple Computer, Inc.	15,456
70	@	Computer Sciences Corp.	3,946
1,580	@	Dell, Inc.	66,580
200		Electronic Data Systems Corp.	4,620
910	@	EMC Corp.	13,532
160	@	Gateway, Inc.	962
1,169		Hewlett-Packard Co.	24,514
850		International Business Machines Corp.	83,792
60	@	Lexmark Intl., Inc.	5,100
30	@	NCR Corp.	2,077

See Accompanying Notes to Financial Statements

ING GET FUND SERIES I
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
130	@	Network Appliance, Inc.	$4,319
2,160	@	Sun Microsystems, Inc.	11,621
120	@	Sungard Data Systems, Inc.	3,400
130	@	Unisys Corp.	1,323

			244,252

		Cosmetics/Personal Care: 0.2%
45		Alberto-Culver Co.	2,186
70		Avon Products, Inc.	2,709
210		Colgate-Palmolive Co.	10,744
640		Gillette Co.	28,659
180		Kimberly-Clark Corp.	11,846
1,620		Procter & Gamble Co.	89,229

			145,373

		Distribution/Wholesale: 0.0%
90		Genuine Parts Co.	3,965
50		W.W. Grainger, Inc.	3,331

			7,296

		Diversified Financial Services: 0.5%
640		American Express Co.	36,077
40		Bear Stearns Cos., Inc.	4,092
160		Capital One Financial Corp.	13,474
110		CIT Group, Inc.	5,040
1,949		Citigroup, Inc.	93,903
210		Countrywide Financial Corp.	7,772
140	@	E*TRADE Financial Corp.	2,093
360		Fannie Mae	25,636
40		Federated Investors, Inc.	1,216
90		Franklin Resources, Inc.	6,269
250		Freddie Mac	18,425
180		Goldman Sachs Group, Inc.	18,727
40		Janus Capital Group, Inc.	672
140		Lehman Brothers Holdings, Inc.	12,247
475		MBNA Corp.	13,390
360		Merrill Lynch & Co., Inc.	21,517
410		Morgan Stanley	22,763
150	@	Providian Financial Corp.	2,471
180		SLM Corp.	9,610
50		T. Rowe Price Group, Inc.	3,110

			318,504

		Electric: 0.2%
230	@	AES Corp.	3,144
30		Ameren Corp.	1,504
160		American Electric Power Co., Inc.	5,494
30		Cinergy Corp.	1,249
100		Consolidated Edison, Inc.	4,375
70		Constellation Energy Group, Inc.	3,060
50		Dominion Resources, Inc.	3,387
60		DTE Energy Co.	2,588
600		Duke Energy Corp.	15,198
130		Edison Intl.	4,164
80		Entergy Corp.	5,407
260		Exelon Corp.	11,458
120		FirstEnergy Corp.	4,741
70		FPL Group, Inc.	5,233
160	@	PG&E Corp.	5,325
30		Pinnacle West Capital Corp.	1,332
100		PPL Corp.	5,328
90		Public Service Enterprise Group, Inc.	4,659
280		Southern Co.	9,386
90		TECO Energy, Inc.	1,381
150		TXU Corp.	9,684
140		Xcel Energy, Inc.	2,548

			110,645

		Electrical Components and Equipment: 0.0%
210		Emerson Electric Co.	14,721

			14,721

		Electronics: 0.0%
170	@	Agilent Technologies, Inc.	4,096
80		Applera Corp. — Applied Biosystems Group	1,673
50	@	Fisher Scientific Intl.	3,119
70	@	Jabil Circuit, Inc.	1,791
50		Parker Hannifin Corp.	3,787
60		PerkinElmer, Inc.	1,349
170	@	Sanmina-SCI Corp.	1,440
290	@	Solectron Corp.	1,546
50		Tektronix, Inc.	1,511
70	@	Thermo Electron Corp.	2,113
50	@	Waters Corp.	2,340

			24,765

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,635

			1,635

		Entertainment: 0.0%
120		International Game Technology	4,126

			4,126

		Environmental Control: 0.0%
200		Waste Management, Inc.	5,988

			5,988

		Food: 0.1%
140		Albertson’s, Inc.	3,343
150		Campbell Soup Co.	4,484
210		ConAgra Foods, Inc.	6,185
140		General Mills, Inc.	6,959
130		H.J. Heinz Co.	5,069
100		Hershey Foods Corp.	5,554
140		Kellogg Co.	6,252
110	@	Kroger Co.	1,929
60		McCormick & Co., Inc.	2,316
170	@	Safeway, Inc.	3,356
290		Sara Lee Corp.	7,001
60		SUPERVALU, Inc.	2,071
140		Wm. Wrigley Jr. Co.	9,686

			64,205

		Forest Products and Paper: 0.0%
100		Georgia-Pacific Corp.	3,748
200		International Paper Co.	8,400
60		Louisiana-Pacific Corp.	1,604
110		MeadWestvaco Corp.	3,728
60		Plum Creek Timber Co., Inc.	2,306
30		Temple-Inland, Inc.	2,052
130		Weyerhaeuser Co.	8,739

			30,577

		Gas: 0.0%
50		KeySpan Corp.	1,973
110		Sempra Energy	4,034

			6,007

		Hand/Machine Tools: 0.0%
40		Black & Decker Corp.	3,533
30		Snap-On, Inc.	1,031
50		Stanley Works	2,450

			7,014

		Healthcare — Products: 0.3%
20		Bausch & Lomb, Inc.	1,289
90		Baxter Intl., Inc.	3,109

See Accompanying Notes to Financial Statements

ING GET FUND SERIES I
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
160		Becton Dickinson & Co.	$9,088
90		Biomet, Inc.	3,905
310	@	Boston Scientific Corp.	11,021
60		C.R. Bard, Inc.	3,839
50		Guidant Corp.	3,605
1,890		Johnson & Johnson	119,863
460		Medtronic, Inc.	22,848
140	@	St. Jude Medical, Inc.	5,870
60		Stryker Corp.	2,895
100	@	Zimmer Holdings, Inc.	8,012

			195,344

		Healthcare — Services: 0.1%
80	@	Humana, Inc.	2,375
50	@	Laboratory Corp. Of America Holdings	2,491
40		Manor Care, Inc.	1,417
40		Quest Diagnostics, Inc.	3,822
420		UnitedHealth Group, Inc.	36,973
190	@	WellPoint, Inc.	21,850

			68,928

		Home Builders: 0.0%
20		Centex Corp.	1,192

			1,192

		Home Furnishings: 0.0%
80		Leggett & Platt, Inc.	2,275
20		Whirlpool Corp.	1,384

			3,659

		Household Products/Wares: 0.0%
40		Avery Dennison Corp.	2,399
80		Clorox Co.	4,714
60		Fortune Brands, Inc.	4,631

			11,744

		Housewares: 0.0%
110		Newell Rubbermaid, Inc.	2,661

			2,661

		Insurance: 0.3%
100	@@	ACE Ltd.	4,275
190		AFLAC, Inc.	7,570
260		Allstate Corp.	13,447
40		AMBAC Financial Group, Inc.	3,285
970		American Intl. Group, Inc.	63,699
110		AON Corp.	2,625
120		Chubb Corp.	9,228
90		CIGNA Corp.	7,341
63		Cincinnati Financial Corp.	2,788
140		Hartford Financial Services Group, Inc.	9,703
50		Jefferson-Pilot Corp.	2,598
60		Lincoln National Corp.	2,801
120		Loews Corp.	8,436
80		Marsh & McLennan Cos., Inc.	2,632
60		MBIA, Inc.	3,797
280		MetLife, Inc.	11,343
50		MGIC Investment Corp.	3,446
120		Principal Financial Group	4,913
80		Progressive Corp.	6,787
320		Prudential Financial, Inc.	17,587
80		Safeco Corp.	4,179
100		St. Paul Travelers Cos., Inc.	3,707
40		Torchmark Corp.	2,286
120		UnumProvident Corp.	2,153
50	@@	XL Capital Ltd.	3,883

			204,509

		Internet: 0.1%
240	@	eBay, Inc.	27,907
380	@	Symantec Corp.	9,789
490	@	Yahoo!, Inc.	18,463

			56,159

		Iron/Steel: 0.0%
60		Nucor Corp.	3,140
40		United States Steel Corp.	2,050

			5,190

		Leisure Time: 0.0%
50		Brunswick Corp.	2,475
240		Carnival Corp.	13,831
110		Harley-Davidson, Inc.	6,683
50		Sabre Holdings Corp.	1,108

			24,097

		Lodging: 0.0%
40		Harrah’s Entertainment, Inc.	2,676
140		Hilton Hotels Corp.	3,184
120		Marriott Intl., Inc.	7,557
70		Starwood Hotels & Resorts Worldwide, Inc.	4,088

			17,505

		Machinery — Construction and Mining: 0.0%
50		Caterpillar, Inc.	4,876

			4,876

		Machinery — Diversified: 0.0%
20		Cummins, Inc.	1,676
100		Deere & Co.	7,439
70		Rockwell Automation, Inc.	3,469

			12,584

		Media: 0.3%
830	@	Comcast Corp.	27,622
100		Gannett Co., Inc.	8,170
30		Knight-Ridder, Inc.	2,008
120		McGraw-Hill Cos., Inc.	10,985
20		Meredith Corp.	1,084
60		New York Times Co.	2,448
980		News Corp.	18,287
1,690	@	Time Warner, Inc.	32,853
50		Tribune Co.	2,107
650		Viacom, Inc.	23,654
780		Walt Disney Co.	21,684

			150,902

		Mining: 0.0%
40		Phelps Dodge Corp.	3,957

			3,957

		Miscellaneous Manufacturing: 0.4%
290		3M Co.	23,800
40		Cooper Industries Ltd.	2,716
120		Danaher Corp.	6,889
30		Dover Corp.	1,258
140		Eastman Kodak Co.	4,515
50		Eaton Corp.	3,618
3,940		General Electric Co.	143,809
320		Honeywell Intl., Inc.	11,331
120		Illinois Tool Works, Inc.	11,122
60	@@	Ingersoll-Rand Co.	4,818
30		ITT Industries, Inc.	2,534
50		Pall Corp.	1,448
50		Textron, Inc.	3,690
750	@@	Tyco Intl., Ltd.	26,805

			248,353

See Accompanying Notes to Financial Statements

ING GET FUND SERIES I
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.0%
80		Pitney Bowes, Inc.	$3,702
480	@	Xerox Corp.	8,165

			11,867

		Oil and Gas: 0.6%
50		Amerada Hess Corp.	4,119
110		Anadarko Petroleum Corp.	7,129
118		Apache Corp.	5,967
240		Burlington Resources, Inc.	10,440
1,010		ChevronTexaco Corp.	53,035
410		ConocoPhillips	35,600
300		Devon Energy Corp.	11,676
40		EOG Resources, Inc.	2,854
3,070		Exxon Mobil Corp.	157,369
60		Kerr-McGee Corp.	3,467
120		Marathon Oil Corp.	4,513
20	@,@@	Nabors Industries, Ltd.	1,026
50	@	Noble Corp.	2,487
150		Occidental Petroleum Corp.	8,754
30		Sunoco, Inc.	2,451
100	@	Transocean, Inc.	4,239
90		Unocal Corp.	3,892
160		Valero Energy Corp.	7,264

			326,282

		Oil and Gas Services: 0.0%
120		Baker Hughes, Inc.	5,120
60		BJ Services Co.	2,792
150		Halliburton Co.	5,887

			13,799

		Packaging and Containers: 0.0%
60		Ball Corp.	2,639
60		Bemis Co.	1,745
50	@	Pactiv Corp.	1,265
30	@	Sealed Air Corp.	1,598

			7,247

		Pharmaceuticals: 0.4%
580		Abbott Laboratories	27,057
50		Allergan, Inc.	4,054
40		AmerisourceBergen Corp.	2,347
720		Bristol-Myers Squibb Co.	18,446
210		Cardinal Health, Inc.	12,212
290	@	Caremark Rx, Inc.	11,435
170		Eli Lilly & Co.	9,648
30	@	Express Scripts, Inc.	2,293
130	@	Forest Laboratories, Inc.	5,832
160	@	Gilead Sciences, Inc.	5,598
60	@	Hospira, Inc.	2,010
110	@	King Pharmaceuticals, Inc.	1,364
102	@	Medco Health Solutions, Inc.	4,243
830		Merck & Co., Inc.	26,676
2,836		Pfizer, Inc.	76,260
540		Schering-Plough Corp.	11,275
490		Wyeth	20,869

			241,619

		Pipelines: 0.0%
100	@	Dynegy, Inc.	462
200		El Paso Corp.	2,080
20		Kinder Morgan, Inc.	1,463
190		Williams Cos., Inc.	3,095

			7,100

		Real Estate Investment Trusts: 0.0%
60		Equity Office Properties Trust	1,747
70		ProLogis	3,033
80		Simon Property Group, Inc.	5,174

			9,954

		Retail: 0.6%
120	@	Bed Bath & Beyond, Inc.	4,780
120		Best Buy Co., Inc.	7,130
140		Circuit City Stores, Inc.	2,190
290		Costco Wholesale Corp.	14,039
150		CVS Corp.	6,761
70		Darden Restaurants, Inc.	1,942
50		Dillard’s, Inc.	1,344
60		Federated Department Stores, Inc.	3,467
450		Gap, Inc.	9,504
1,390		Home Depot, Inc.	59,408
180		J.C. Penney Co., Inc. Holding Co.	7,452
50	@	Kohl’s Corp.	2,459
240		Limited Brands, Inc.	5,525
300		Lowe’s Cos., Inc.	17,277
110		May Department Stores Co.	3,234
800		McDonald’s Corp.	25,647
50		Nordstrom, Inc.	2,337
120	@	Office Depot, Inc.	2,083
50		RadioShack Corp.	1,644
320		Staples, Inc.	10,787
200	@	Starbucks Corp.	12,472
340		Target Corp.	17,655
180		TJX Cos., Inc.	4,523
80	@	Toys R US, Inc.	1,638
1,590		Wal-Mart Stores, Inc.	83,983
380		Walgreen Co.	14,581
40		Wendy’s Intl., Inc.	1,570
110		Yum! Brands, Inc.	5,190

			330,622

		Savings and Loans: 0.0%
120		Golden West Financial Corp.	7,370
50		Sovereign Bancorp, Inc.	1,128
320		Washington Mutual, Inc.	13,530

			22,028

		Semiconductors: 0.2%
60	@	Advanced Micro Devices, Inc.	1,321
180	@	Altera Corp.	3,726
150		Analog Devices, Inc.	5,538
640	@	Applied Materials, Inc.	10,944
131	@	Freescale Semiconductor Inc.	2,405
2,400		Intel Corp.	56,136
70	@	KLA-Tencor Corp.	3,261
120		Linear Technology Corp.	4,651
50		Maxim Integrated Products, Inc.	2,120
140		National Semiconductor Corp.	2,513
40	@	Qlogic Corp.	1,469
260		Texas Instruments, Inc.	6,401

			100,485

		Software: 0.4%
90		Adobe Systems, Inc.	5,647
120		Autodesk, Inc.	4,554
210		Automatic Data Processing, Inc.	9,314
104	@	BMC Software, Inc.	1,934
80	@	Citrix Systems, Inc.	1,962
220		Computer Associates Intl., Inc.	6,833
200	@	Compuware Corp.	1,294
50	@	Electronic Arts, Inc.	3,084
315		First Data Corp.	13,400
75	@	Fiserv, Inc.	3,014
80		IMS Health, Inc.	1,857
70	@	Intuit, Inc.	3,081
4,040		Microsoft Corp.	107,908
150	@	Novell, Inc.	1,013
3,320	@	Oracle Corp.	45,550
120	@	Parametric Technology Corp.	707
140	@	PeopleSoft, Inc.	3,707

See Accompanying Notes to Financial Statements

ING GET FUND SERIES I
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
180	@	Siebel Systems, Inc.	$1,890
160	@	Veritas Software Corp.	4,568

			221,317

		Telecommunications: 0.5%
170		Alltel Corp.	9,989
122		AT&T Corp.	2,325
170	@	Avaya, Inc.	2,924
700		BellSouth Corp.	19,453
60		CenturyTel, Inc.	2,128
2,510	@	Cisco Systems, Inc.	48,443
90		Citizens Communications Co.	1,241
80	@	Comverse Technology, Inc.	1,956
200	@	Corning, Inc.	2,354
1,560	@	Lucent Technologies, Inc.	5,866
880		Motorola, Inc.	15,136
410	@	Nextel Communications, Inc.	12,300
600		QUALCOMM, Inc.	25,440
270	@	Qwest Communications Intl., Inc.	1,199
1,260		SBC Communications, Inc.	32,470
80		Scientific-Atlanta, Inc.	2,641
550		Sprint Corp.	13,668
170	@	Tellabs, Inc.	1,460
1,390		Verizon Communications, Inc.	56,309

			257,302

		Textiles: 0.0%
60		Cintas Corp.	2,632

			2,632

		Toys/Games/Hobbies: 0.0%
100		Hasbro, Inc.	1,938
160		Mattel, Inc.	3,118

			5,056

		Transportation: 0.1%
180		Burlington Northern Santa Fe Corp.	8,516
80		CSX Corp.	3,206
190		FedEx Corp.	18,713
190		Norfolk Southern Corp.	6,876
30		Ryder System, Inc.	1,433
0		Union Pacific Corp.	0
420		United Parcel Service, Inc.	35,894

			74,638

		Total Common Stock (Cost $3,854,880)	4,415,612

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.3%
	Federal Home Loan Mortgage Corporation: 16.1%
$10,000,000	2.530%, due 05/31/05	$9,894,900

		9,894,900

	Federal National Mortgage Association: 24.2%
15,000,000	2.520%, due 06/14/05	14,828,671

		14,828,671

	Other: 12.0%
1,164,000	FICO STRIP, 2.350%, due 04/06/05	1,156,749
1,959,000	FICO STRIP, 2.530%, due 06/06/05	1,937,590
3,238,000	FICO STRIP, 2.530%, due 06/06/05	3,202,612
1,100,000	Tennessee Valley Authority, 2.510%, due 04/15/05	1,092,001

		7,388,952

	Total U.S. Government Agency Obligations (Cost $31,778,201)	32,112,523

U.S. TREASURY OBLIGATIONS: 2.0%
	U.S. Treasury STRIP: 2.0%
1,271,000	2.560%, due 08/15/05	1,250,989

	Total U.S. Treasury Obligations (Cost $1,255,371)	1,250,989

OTHER BONDS: 37.9%
	Sovereign: 37.9%
3,510,000	Israel Government Aid Bond, 2.440%, due 05/15/05	3,478,119
5,000,000	Israel Trust, 2.710%, due 05/15/05	4,949,725
15,000,000	Israel Trust, 2.710%, due 05/15/05	14,849,175

	Total Other Bonds (Cost $23,166,625)	23,277,019

	Total Long-Term Investments (Cost $60,055,077)	61,056,143

SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
456,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200% due 01/03/05, $456,084 to be received upon repurchase (Collateralized by $425,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $467,303, due 05/15/12)	456,000

	Total Short-term Investments (Cost $456,000)	456,000

Total Investments In Securities (Cost $60,511,077)*	100.1%	$61,512,143
Other Assets and Liabilities-Net	(0.1)	(76,272)

Net Assets	100.0%	$61,435,871

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $60,690,047. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$907,404
Gross Unrealized Depreciation	(85,308)

Net Unrealized Appreciation	$822,096

See Accompanying Notes to Financial Statements

ING GET FUND SERIES J
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 5.4%
		Advertising: 0.0%
70	@	Interpublic Group of Cos., Inc.	$938
45		Omnicom Group, Inc.	3,794

			4,732

		Aerospace/Defense: 0.1%
306		Boeing Co.	15,841
75		General Dynamics Corp.	7,845
30		Goodrich Corp.	979
20		L-3 Communications Holdings, Inc.	1,465
131		Lockheed Martin Corp.	7,277
80		Northrop Grumman Corp.	4,349
170		Raytheon Co.	6,601
33		Rockwell Collins, Inc.	1,302
111		United Technologies Corp.	11,472

			57,131

		Agriculture: 0.1%
445		Altria Group, Inc.	27,189
132		Archer-Daniels-Midland Co.	2,945
59		Monsanto Co.	3,277
30		Reynolds American, Inc.	2,358
60		UST, Inc.	2,887

			38,656

		Apparel: 0.0%
50	@	Coach, Inc.	2,820
25		Jones Apparel Group, Inc.	914
20		Liz Claiborne, Inc.	844
100		Nike, Inc.	9,070
15		Reebok Intl., Ltd.	660
30		VF Corp.	1,661

			15,969

		Auto Manufacturers: 0.0%
684		Ford Motor Co.	10,014
120		General Motors Corp.	4,807
50		PACCAR, Inc.	4,024

			18,845

		Auto Parts and Equipment: 0.0%
50	@	Goodyear Tire & Rubber Co.	733
44		Johnson Controls, Inc.	2,791

			3,524

		Banks: 0.4%
75		AmSouth Bancorporation	1,943
868		Bank of America Corp.	40,786
120		BB&T Corp.	5,046
50		Comerica, Inc.	3,051
20		Compass Bancshares, Inc.	973
50		Fifth Third Bancorp	2,364
30		First Horizon National Corp.	1,293
51		Huntington Bancshares, Inc.	1,264
120		KeyCorp	4,068
30		M & T Bank Corp.	3,235
55		Marshall & Ilsley Corp.	2,431
97		Mellon Financial Corp.	3,018
196		National City Corp.	7,360
95		North Fork Bancorporation, Inc.	2,741
50		Northern Trust Corp.	2,429
20		PNC Financial Services Group, Inc.	1,149
100		Regions Financial Corp.	3,559
65		State Street Corp.	3,193
80		SunTrust Banks, Inc.	5,910
30		Synovus Financial Corp.	857
160		The Bank of New York Co., Inc.	5,347
407		U.S. Bancorp	12,747
346		Wachovia Corp.	18,200
370		Wells Fargo & Co.	22,996
17		Zions Bancorporation	1,157

			157,117

		Beverages: 0.1%
10		Adolph Coors Co.	757
67		Anheuser-Busch Cos., Inc.	3,399
30		Brown-Forman Corp.	1,460
521		Coca-Cola Co.	21,689
108		Coca-Cola Enterprises, Inc.	2,252
51		Pepsi Bottling Group, Inc.	1,379
495		PepsiCo, Inc.	25,839

			56,775

		Biotechnology: 0.1%
274	@	Amgen, Inc.	17,577
70	@	Biogen Idec, Inc.	4,663
50	@	Genzyme Corp.	2,904
20	@	MedImmune, Inc.	542
10	@	Millipore Corp.	498

			26,184

		Building Materials: 0.0%
45	@	American Standard Cos., Inc.	1,859
92		Masco Corp.	3,361
25		Vulcan Materials Co.	1,365

			6,585

		Chemicals: 0.1%
50		Air Products & Chemicals, Inc.	2,899
10		Ashland, Inc.	584
219		Dow Chemical Co.	10,842
220		E.I. du Pont de Nemours & Co.	10,790
20		Eastman Chemical Co.	1,155
20		Ecolab, Inc.	703
39		Engelhard Corp.	1,196
20		International Flavors & Fragrances, Inc.	857
62		PPG Industries, Inc.	4,226
66		Praxair, Inc.	2,914
45		Rohm & Haas Co.	1,990
55		Sherwin-Williams Co.	2,455
15		Sigma-Aldrich Corp.	907

			41,518

		Commercial Services: 0.0%
42	@	Apollo Group, Inc.	3,390
230		Cendant Corp.	5,376
50		Equifax, Inc.	1,405
43		H&R Block, Inc.	2,107
60		McKesson Corp.	1,888
30		Moody’s Corp.	2,606
104		Paychex, Inc.	3,544
40		R.R. Donnelley & Sons Co.	1,412
40		Robert Half Intl., Inc.	1,177

			22,905

		Computers: 0.3%
30	@	Affiliated Computer Services, Inc.	1,806
140	@	Apple Computer, Inc.	9,016
40	@	Computer Sciences Corp.	2,255
904	@	Dell, Inc.	38,095
110		Electronic Data Systems Corp.	2,541
531	@	EMC Corp.	7,896
70	@	Gateway, Inc.	421
671		Hewlett-Packard Co.	14,071
487		International Business Machines Corp.	48,007
25	@	Lexmark Intl., Inc.	2,125
20	@	NCR Corp.	1,385

See Accompanying Notes to Financial Statements

ING GET FUND SERIES J
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
98	@	Network Appliance, Inc.	$3,256
1,240	@	Sun Microsystems, Inc.	6,671
70	@	Sungard Data Systems, Inc.	1,983
80	@	Unisys Corp.	814

			140,342

		Cosmetics/Personal Care: 0.2%
19		Alberto-Culver Co.	923
40		Avon Products, Inc.	1,548
116		Colgate-Palmolive Co.	5,935
363		Gillette Co.	16,255
105		Kimberly-Clark Corp.	6,910
934		Procter & Gamble Co.	51,444

			83,015

		Distribution/Wholesale: 0.0%
70		Genuine Parts Co.	3,084
30		W.W. Grainger, Inc.	1,999

			5,083

		Diversified Financial Services: 0.5%
367		American Express Co.	20,688
30		Bear Stearns Cos., Inc.	3,069
91		Capital One Financial Corp.	7,663
60		CIT Group, Inc.	2,749
1,116		Citigroup, Inc.	53,770
116		Countrywide Financial Corp.	4,293
80	@	E*TRADE Financial Corp.	1,196
208		Fannie Mae	14,812
20		Federated Investors, Inc.	608
57		Franklin Resources, Inc.	3,970
151		Freddie Mac	11,129
102		Goldman Sachs Group, Inc.	10,612
20		Janus Capital Group, Inc.	336
78		Lehman Brothers Holdings, Inc.	6,823
270		MBNA Corp.	7,611
202		Merrill Lynch & Co., Inc.	12,074
231		Morgan Stanley	12,825
100	@	Providian Financial Corp.	1,647
93		SLM Corp.	4,965
30		T. Rowe Price Group, Inc.	1,866

			182,706

		Electric: 0.1%
139	@	AES Corp.	1,900
20		Ameren Corp.	1,003
84		American Electric Power Co., Inc.	2,885
20		Cinergy Corp.	833
30	@	CMS Energy Corp.	314
50		Consolidated Edison, Inc.	2,188
35		Constellation Energy Group, Inc.	1,530
30		Dominion Resources, Inc.	2,032
40		DTE Energy Co.	1,725
347		Duke Energy Corp.	8,789
77		Edison Intl.	2,466
50		Entergy Corp.	3,380
144		Exelon Corp.	6,345
70		FirstEnergy Corp.	2,766
42		FPL Group, Inc.	3,140
90	@	PG&E Corp.	2,995
20		Pinnacle West Capital Corp.	888
57		PPL Corp.	3,037
50		Public Service Enterprise Group, Inc.	2,589
160		Southern Co.	5,363
50		TECO Energy, Inc.	767
90		TXU Corp.	5,809
94		Xcel Energy, Inc.	1,711

			64,455

		Electrical Components and Equipment: 0.0%
120		Emerson Electric Co.	8,412

			8,412

		Electronics: 0.0%
100	@	Agilent Technologies, Inc.	2,409
50		Applera Corp. — Applied Biosystems Group	1,046
30	@	Fisher Scientific Intl.	1,871
33	@	Jabil Circuit, Inc.	844
30		Parker Hannifin Corp.	2,271
40		PerkinElmer, Inc.	900
50	@	Sanmina-SCI Corp.	424
190	@	Solectron Corp.	1,013
10		Tektronix, Inc.	302
50	@	Thermo Electron Corp.	1,510
30	@	Waters Corp.	1,404

			13,994

		Engineering and Construction: 0.0%
20		Fluor Corp.	1,090

			1,090

		Entertainment: 0.0%
84		International Game Technology	2,888

			2,888

		Environmental Control: 0.0%
128		Waste Management, Inc.	3,832

			3,832

		Food: 0.1%
80		Albertson’s, Inc.	1,910
90		Campbell Soup Co.	2,690
120		ConAgra Foods, Inc.	3,534
80		General Mills, Inc.	3,977
80		H.J. Heinz Co.	3,119
60		Hershey Foods Corp.	3,332
86		Kellogg Co.	3,841
60	@	Kroger Co.	1,052
30		McCormick & Co., Inc.	1,158
100	@	Safeway, Inc.	1,974
170		Sara Lee Corp.	4,104
50		SUPERVALU, Inc.	1,726
84		Wm. Wrigley Jr. Co.	5,813

			38,230

		Forest Products and Paper: 0.0%
60		Georgia-Pacific Corp.	2,249
115		International Paper Co.	4,830
30		Louisiana-Pacific Corp.	802
40		MeadWestvaco Corp.	1,356
40		Plum Creek Timber Co., Inc.	1,538
20		Temple-Inland, Inc.	1,368
70		Weyerhaeuser Co.	4,705

			16,848

		Gas: 0.0%
40		KeySpan Corp.	1,578
10		Nicor, Inc.	369
69		Sempra Energy	2,531

			4,478

		Hand/Machine Tools: 0.0%
28		Black & Decker Corp.	2,473
10		Snap-On, Inc.	344
25		Stanley Works	1,225

			4,042

See Accompanying Notes to Financial Statements

ING GET FUND SERIES J
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products: 0.2%
15		Bausch & Lomb, Inc.	$967
50		Baxter Intl., Inc.	1,727
90		Becton Dickinson & Co.	5,112
60		Biomet, Inc.	2,603
184	@	Boston Scientific Corp.	6,541
32		C.R. Bard, Inc.	2,047
24		Guidant Corp.	1,730
1,090		Johnson & Johnson	69,129
270		Medtronic, Inc.	13,411
84	@	St. Jude Medical, Inc.	3,522
30		Stryker Corp.	1,448
53	@	Zimmer Holdings, Inc.	4,246

			112,483

		Healthcare — Services: 0.1%
53	@	Humana, Inc.	1,574
30	@	Laboratory Corp. Of America Holdings	1,495
20		Manor Care, Inc.	709
20		Quest Diagnostics, Inc.	1,911
244		UnitedHealth Group, Inc.	21,478
104	@	WellPoint, Inc.	11,960

			39,127

		Home Builders: 0.0%
14		Centex Corp.	834

			834

		Home Furnishings: 0.0%
50		Leggett & Platt, Inc.	1,422
15		Whirlpool Corp.	1,038

			2,460

		Household Products/Wares: 0.0%
20		Avery Dennison Corp.	1,199
45		Clorox Co.	2,653
30		Fortune Brands, Inc.	2,315

			6,167

		Housewares: 0.0%
60		Newell Rubbermaid, Inc.	1,451

			1,451

		Insurance: 0.2%
62	@@	ACE Ltd.	2,651
105		AFLAC, Inc.	4,183
148		Allstate Corp.	7,655
27		AMBAC Financial Group, Inc.	2,218
560		American Intl. Group, Inc.	36,775
60		AON Corp.	1,432
73		Chubb Corp.	5,614
51		CIGNA Corp.	4,160
36		Cincinnati Financial Corp.	1,593
80		Hartford Financial Services Group, Inc.	5,545
30		Jefferson-Pilot Corp.	1,559
40		Lincoln National Corp.	1,867
70		Loews Corp.	4,921
46		Marsh & McLennan Cos., Inc.	1,513
30		MBIA, Inc.	1,898
156		MetLife, Inc.	6,320
30		MGIC Investment Corp.	2,067
64		Principal Financial Group	2,620
49		Progressive Corp.	4,157
190		Prudential Financial, Inc.	10,442
35		Safeco Corp.	1,828
60		St. Paul Travelers Cos., Inc.	2,224
20		Torchmark Corp.	1,143
70		UnumProvident Corp.	1,256
29	@@	XL Capital Ltd.	2,252

			117,893

		Internet: 0.1%
144	@	eBay, Inc.	16,745
224	@	Symantec Corp.	5,770
300	@	Yahoo!, Inc.	11,304

			33,819

		Iron/Steel: 0.0%
40		Nucor Corp.	2,094
40		United States Steel Corp.	2,050

			4,144

		Leisure Time: 0.0%
30		Brunswick Corp.	1,485
130		Carnival Corp.	7,491
62		Harley-Davidson, Inc.	3,767
30		Sabre Holdings Corp.	665

			13,408

		Lodging: 0.0%
20		Harrah’s Entertainment, Inc.	1,338
81		Hilton Hotels Corp.	1,842
55		Marriott Intl., Inc.	3,464
40		Starwood Hotels & Resorts Worldwide, Inc.	2,336

			8,980

		Machinery — Construction and Mining: 0.0%
32		Caterpillar, Inc.	3,120

			3,120

		Machinery — Diversified: 0.0%
10		Cummins, Inc.	838
55		Deere & Co.	4,092
40		Rockwell Automation, Inc.	1,982

			6,912

		Media: 0.2%
480	@	Comcast Corp.	15,974
58		Gannett Co., Inc.	4,739
7		Knight-Ridder, Inc.	469
65		McGraw-Hill Cos., Inc.	5,950
15		Meredith Corp.	813
33		New York Times Co.	1,346
570		News Corp.	10,636
996	@	Time Warner, Inc.	19,363
32		Tribune Co.	1,348
370		Viacom, Inc.	13,464
455		Walt Disney Co.	12,649

			86,751

		Mining: 0.0%
25		Phelps Dodge Corp.	2,473

			2,473

		Miscellaneous Manufacturing: 0.3%
172		3M Co.	14,116
17		Cooper Industries Ltd.	1,154
60		Danaher Corp.	3,445
20		Dover Corp.	839
62		Eastman Kodak Co.	2,000
30		Eaton Corp.	2,171
2,268		General Electric Co.	82,781
182		Honeywell Intl., Inc.	6,445
70		Illinois Tool Works, Inc.	6,488
33	@@	Ingersoll-Rand Co.	2,650
16		ITT Industries, Inc.	1,351
30		Pall Corp.	869

See Accompanying Notes to Financial Statements

ING GET FUND SERIES J
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing (continued)
40		Textron, Inc.	$2,952
438	@@	Tyco Intl., Ltd.	15,653

			142,914

		Office/Business Equipment: 0.0%
50		Pitney Bowes, Inc.	2,314
275	@	Xerox Corp.	4,678

			6,992

		Oil and Gas: 0.5%
26		Amerada Hess Corp.	2,142
68		Anadarko Petroleum Corp.	4,407
72		Apache Corp.	3,641
138		Burlington Resources, Inc.	6,003
580		ChevronTexaco Corp.	30,456
235		ConocoPhillips	20,405
170		Devon Energy Corp.	6,616
24		EOG Resources, Inc.	1,713
1,765		Exxon Mobil Corp.	90,474
26		Kerr-McGee Corp.	1,503
67		Marathon Oil Corp.	2,520
13	@,@@	Nabors Industries, Ltd.	667
30	@	Noble Corp.	1,492
83		Occidental Petroleum Corp.	4,844
16		Sunoco, Inc.	1,307
60	@	Transocean, Inc.	2,543
53		Unocal Corp.	2,292
80		Valero Energy Corp.	3,632

			186,657

		Oil and Gas Services: 0.0%
70		Baker Hughes, Inc.	2,987
24		BJ Services Co.	1,117
90		Halliburton Co.	3,531

			7,635

		Packaging and Containers: 0.0%
30		Ball Corp.	1,319
30		Bemis Co.	873
50	@	Pactiv Corp.	1,265
25	@	Sealed Air Corp.	1,331

			4,788

		Pharmaceuticals: 0.3%
330		Abbott Laboratories	15,395
30		Allergan, Inc.	2,432
20		AmerisourceBergen Corp.	1,174
410		Bristol-Myers Squibb Co.	10,504
120		Cardinal Health, Inc.	6,978
170	@	Caremark Rx, Inc.	6,703
103		Eli Lilly & Co.	5,845
20	@	Express Scripts, Inc.	1,529
81	@	Forest Laboratories, Inc.	3,634
100	@	Gilead Sciences, Inc.	3,499
30	@	Hospira, Inc.	1,005
41	@	King Pharmaceuticals, Inc.	508
64	@	Medco Health Solutions, Inc.	2,662
486		Merck & Co., Inc.	15,620
1,635		Pfizer, Inc.	43,965
310		Schering-Plough Corp.	6,473
290		Wyeth	12,351

			140,277

		Pipelines: 0.0%
60	@	Dynegy, Inc.	277
120		El Paso Corp.	1,248
9		Kinder Morgan, Inc.	658
120		Williams Cos., Inc.	1,955

			4,138

		Real Estate Investment Trusts: 0.0%
20		Apartment Investment & Management Co.	771
30		Equity Office Properties Trust	874
40		ProLogis	1,733
45		Simon Property Group, Inc.	2,910

			6,288

		Retail: 0.5%
10	@	Autozone, Inc.	913
61	@	Bed Bath & Beyond, Inc.	2,430
70		Best Buy Co., Inc.	4,159
50		Circuit City Stores, Inc.	782
170		Costco Wholesale Corp.	8,230
80		CVS Corp.	3,606
40		Darden Restaurants, Inc.	1,110
30		Dillard’s, Inc.	806
51		Federated Department Stores, Inc.	2,947
261		Gap, Inc.	5,512
796		Home Depot, Inc.	34,021
100		J.C. Penney Co., Inc. Holding Co.	4,140
30	@	Kohl’s Corp.	1,475
140		Limited Brands, Inc.	3,223
172		Lowe’s Cos., Inc.	9,905
60		May Department Stores Co.	1,764
458		McDonald’s Corp.	14,683
40		Nordstrom, Inc.	1,869
94	@	Office Depot, Inc.	1,632
53		RadioShack Corp.	1,743
183		Staples, Inc.	6,169
110	@	Starbucks Corp.	6,860
200		Target Corp.	10,386
106		TJX Cos., Inc.	2,664
85	@	Toys R US, Inc.	1,740
905		Wal-Mart Stores, Inc.	47,802
220		Walgreen Co.	8,441
39		Wendy’s Intl., Inc.	1,531
61		Yum! Brands, Inc.	2,878

			193,421

		Savings and Loans: 0.0%
60		Golden West Financial Corp.	3,685
30		Sovereign Bancorp, Inc.	677
183		Washington Mutual, Inc.	7,737

			12,099

		Semiconductors: 0.1%
107	@	Altera Corp.	2,215
85		Analog Devices, Inc.	3,138
368	@	Applied Materials, Inc.	6,293
76	@	Freescale Semiconductor Inc.	1,395
1,368		Intel Corp.	31,998
40	@	KLA-Tencor Corp.	1,863
70		Linear Technology Corp.	2,713
31		Maxim Integrated Products, Inc.	1,314
80		National Semiconductor Corp.	1,436
20	@	Qlogic Corp.	735
150		Texas Instruments, Inc.	3,693

			56,793

		Software: 0.3%
55		Adobe Systems, Inc.	3,451
80		Autodesk, Inc.	3,036
130		Automatic Data Processing, Inc.	5,766
75	@	BMC Software, Inc.	1,395
30	@	Citrix Systems, Inc.	736
127		Computer Associates Intl., Inc.	3,945
92	@	Compuware Corp.	595
30	@	Electronic Arts, Inc.	1,850
193		First Data Corp.	8,210
45	@	Fiserv, Inc.	1,809

See Accompanying Notes to Financial Statements

ING GET FUND SERIES J
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
60		IMS Health, Inc.	$1,393
45	@	Intuit, Inc.	1,980
2,344		Microsoft Corp.	62,609
100	@	Novell, Inc.	675
1,909	@	Oracle Corp.	26,191
70	@	Parametric Technology Corp.	412
80	@	PeopleSoft, Inc.	2,118
110	@	Siebel Systems, Inc.	1,155
88	@	Veritas Software Corp.	2,512

			129,838

		Telecommunications: 0.4%
100		Alltel Corp.	5,876
68		AT&T Corp.	1,296
100	@	Avaya, Inc.	1,720
400		BellSouth Corp.	11,116
30		CenturyTel, Inc.	1,064
1,411	@	Cisco Systems, Inc.	27,232
50		Citizens Communications Co.	690
60	@	Comverse Technology, Inc.	1,467
120	@	Corning, Inc.	1,412
900	@	Lucent Technologies, Inc.	3,384
510		Motorola, Inc.	8,772
247	@	Nextel Communications, Inc.	7,410
350		QUALCOMM, Inc.	14,840
160	@	Qwest Communications Intl., Inc.	710
722		SBC Communications, Inc.	18,606
28		Scientific-Atlanta, Inc.	924
310		Sprint Corp.	7,704
130	@	Tellabs, Inc.	1,117
795		Verizon Communications, Inc.	32,206

			147,546

		Textiles: 0.0%
30		Cintas Corp.	1,316

			1,316

		Toys/Games/Hobbies: 0.0%
52		Hasbro, Inc.	1,008
90		Mattel, Inc.	1,754

			2,762

		Transportation: 0.1%
104		Burlington Northern Santa Fe Corp.	4,920
50		CSX Corp.	2,004
105		FedEx Corp.	10,341
110		Norfolk Southern Corp.	3,981
15		Ryder System, Inc.	717
243		United Parcel Service, Inc.	20,767

			42,730

		Total Common Stock (Cost $2,256,895)	2,545,572

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.4%
	Federal Home Loan Mortgage Corporation: 10.2%
$5,000,000	3.070%, due 03/14/06	$4,820,065

		4,820,065

	Federal National Mortgage Association: 31.2%
15,000,000	2.520%, due 06/14/05	14,828,670

		14,828,670

	Other: 14.0%
6,799,000	FICO STRIP, 2.760%, due 09/26/05	6,661,402

		6,661,402

	Total U.S. Government Agency Obligations (Cost $25,859,979)	26,310,137

U.S. TREASURY OBLIGATIONS: 8.0%
	U.S. Treasury STRIP: 8.0%
3,856,000	2.560%, due 08/15/05	3,795,291

	Total U.S. Treasury Obligations (Cost $3,807,750)	3,795,291

OTHER BONDS: 30.8%
	Sovereign: 30.8%
15,000,000	Israel Trust, 3.090%, due 11/15/05	14,600,385

	Total Other Bonds (Cost $14,439,465)	14,600,385

	Total Long-Term Investments (Cost $46,364,089)	47,251,385

SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreement: 0.6%
307,000	Morgan Stanley Repurchase Agreement dated 12/31/05, 2.199% due 01/03/05, $307,056 to be received upon repurchase (Collateralized by $320,000 Federal Farm Credit Bank, 2.350%, Market Value plus accrued interest $317,652, due 09/18/06)	307,000

	Total Short-Term Investments (Cost $307,000)	307,000

Total Investments In Securities (Cost $46,671,089)*	100.2%	$47,558,385
Other Assets and Liabilities-Net	(0.2)	(77,808)

Net Assets	100.0%	$47,480,577

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $46,746,580. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$871,927
Gross Unrealized Depreciation	(60,122)

Net Unrealized Appreciation	$811,805

See Accompanying Notes to Financial Statements

ING GET FUND SERIES K
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 1.4%
		Advertising: 0.0%
31	@	Interpublic Group of Cos., Inc.	$415
14		Omnicom Group, Inc.	1,181

			1,596

		Aerospace/Defense: 0.0%
98		Boeing Co.	5,074
19		General Dynamics Corp.	1,987
10		Goodrich Corp.	326
10		L-3 Communications Holdings, Inc.	732
41		Lockheed Martin Corp.	2,278
26		Northrop Grumman Corp.	1,413
53		Raytheon Co.	2,058
12		Rockwell Collins, Inc.	473
35		United Technologies Corp.	3,618

			17,959

		Agriculture: 0.0%
138		Altria Group, Inc.	8,432
43		Archer-Daniels-Midland Co.	959
16		Monsanto Co.	889
10		Reynolds American, Inc.	786
20		UST, Inc.	962

			12,028

		Apparel: 0.0%
17	@	Coach, Inc.	959
8		Jones Apparel Group, Inc.	293
10		Liz Claiborne, Inc.	422
30		Nike, Inc.	2,720
5		Reebok Intl., Ltd.	220
12		VF Corp.	665

			5,279

		Auto Manufacturers: 0.0%
213		Ford Motor Co.	3,118
36		General Motors Corp.	1,442
20		PACCAR, Inc.	1,610

			6,170

		Auto Parts and Equipment: 0.0%
16	@	Goodyear Tire & Rubber Co.	235
12		Johnson Controls, Inc.	761

			996

		Banks: 0.1%
25		AmSouth Bancorporation	648
274		Bank of America Corp.	12,875
38		BB&T Corp.	1,598
16		Comerica, Inc.	976
10		Compass Bancshares, Inc.	487
15		Fifth Third Bancorp	709
10		First Horizon National Corp.	431
14		Huntington Bancshares, Inc.	347
37		KeyCorp	1,254
8		M & T Bank Corp.	863
15		Marshall & Ilsley Corp.	663
27		Mellon Financial Corp.	840
63		National City Corp.	2,366
33		North Fork Bancorporation, Inc.	952
15		Northern Trust Corp.	729
9		PNC Financial Services Group, Inc.	517
31		Regions Financial Corp.	1,103
19		State Street Corp.	933
24		SunTrust Banks, Inc.	1,773
9		Synovus Financial Corp.	257
52		The Bank of New York Co., Inc.	1,738
127		U.S. Bancorp	3,978
107		Wachovia Corp.	5,628
115		Wells Fargo & Co.	7,147
6		Zions Bancorporation	408

			49,220

		Beverages: 0.0%
2		Adolph Coors Co.	151
25		Anheuser-Busch Cos., Inc.	1,268
8		Brown-Forman Corp.	389
164		Coca-Cola Co.	6,828
32		Coca-Cola Enterprises, Inc.	667
21		Pepsi Bottling Group, Inc.	568
157		PepsiCo, Inc.	8,196

			18,067

		Biotechnology: 0.0%
86	@	Amgen, Inc.	5,517
22	@	Biogen Idec, Inc.	1,465
15	@	Genzyme Corp.	871
6	@	MedImmune, Inc.	163
3	@	Millipore Corp.	149

			8,165

		Building Materials: 0.0%
15	@	American Standard Cos., Inc.	620
30		Masco Corp.	1,096
9		Vulcan Materials Co.	491

			2,207

		Chemicals: 0.0%
15		Air Products & Chemicals, Inc.	870
5		Ashland, Inc.	292
65		Dow Chemical Co.	3,218
73		E.I. du Pont de Nemours & Co.	3,580
5		Eastman Chemical Co.	289
8		Ecolab, Inc.	281
4		Engelhard Corp.	123
6		International Flavors & Fragrances, Inc.	257
18		PPG Industries, Inc.	1,227
22		Praxair, Inc.	971
17		Rohm & Haas Co.	752
13		Sherwin-Williams Co.	580
5		Sigma-Aldrich Corp.	302

			12,742

		Commercial Services: 0.0%
12	@	Apollo Group, Inc.	969
73		Cendant Corp.	1,706
9		Equifax, Inc.	253
16		H&R Block, Inc.	784
20		McKesson Corp.	629
9		Moody’s Corp.	782
26		Paychex, Inc.	886
13		R.R. Donnelley & Sons Co.	459
7		Robert Half Intl., Inc.	206

			6,674

		Computers: 0.1%
9	@	Affiliated Computer Services, Inc.	542
43	@	Apple Computer, Inc.	2,769
13	@	Computer Sciences Corp.	733
289	@	Dell, Inc.	12,178
35		Electronic Data Systems Corp.	809
165	@	EMC Corp.	2,454
30	@	Gateway, Inc.	180
208		Hewlett-Packard Co.	4,362
152		International Business Machines Corp.	14,984
9	@	Lexmark Intl., Inc.	765
6	@	NCR Corp.	415

See Accompanying Notes to Financial Statements

ING GET FUND SERIES K
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
20	@	Network Appliance, Inc.	$664
390	@	Sun Microsystems, Inc.	2,098
20	@	Sungard Data Systems, Inc.	567
20	@	Unisys Corp.	204

			43,724

		Cosmetics/Personal Care: 0.0%
8		Alberto-Culver Co.	389
11		Avon Products, Inc.	426
36		Colgate-Palmolive Co.	1,842
115		Gillette Co.	5,150
36		Kimberly-Clark Corp.	2,369
293		Procter & Gamble Co.	16,137

			26,313

		Distribution/Wholesale: 0.0%
20		Genuine Parts Co.	881
9		W.W. Grainger, Inc.	600

			1,481

		Diversified Financial Services: 0.2%
118		American Express Co.	6,652
8		Bear Stearns Cos., Inc.	818
26		Capital One Financial Corp.	2,189
19		CIT Group, Inc.	871
354		Citigroup, Inc.	17,056
34		Countrywide Financial Corp.	1,258
22	@	E*TRADE Financial Corp.	329
65		Fannie Mae	4,629
6		Federated Investors, Inc.	182
17		Franklin Resources, Inc.	1,184
48		Freddie Mac	3,538
33		Goldman Sachs Group, Inc.	3,433
10		Janus Capital Group, Inc.	168
20		Lehman Brothers Holdings, Inc.	1,750
87		MBNA Corp.	2,453
65		Merrill Lynch & Co., Inc.	3,885
70		Morgan Stanley	3,886
30	@	Providian Financial Corp.	494
29		SLM Corp.	1,548
10		T. Rowe Price Group, Inc.	622

			56,945

		Electric: 0.0%
60	@	AES Corp.	820
10	@	Allegheny Energy, Inc.	197
6		Ameren Corp.	301
30		American Electric Power Co., Inc.	1,030
20		CenterPoint Energy, Inc.	226
2		Cinergy Corp.	83
17		Consolidated Edison, Inc.	744
12		Constellation Energy Group, Inc.	525
11		Dominion Resources, Inc.	745
11		DTE Energy Co.	474
107		Duke Energy Corp.	2,711
23		Edison Intl.	737
16		Entergy Corp.	1,081
48		Exelon Corp.	2,116
22		FirstEnergy Corp.	869
13		FPL Group, Inc.	972
10		NiSource, Inc.	228
29	@	PG&E Corp.	965
5		Pinnacle West Capital Corp.	222
18		PPL Corp.	959
16		Public Service Enterprise Group, Inc.	828
50		Southern Co.	1,676
15		TECO Energy, Inc.	230
28		TXU Corp.	1,808
26		Xcel Energy, Inc.	473

			21,020

		Electrical Components and Equipment: 0.0%
39		Emerson Electric Co.	2,734

			2,734

		Electronics: 0.0%
31	@	Agilent Technologies, Inc.	747
10		Applera Corp. — Applied Biosystems Group	209
8	@	Fisher Scientific Intl.	499
13	@	Jabil Circuit, Inc.	333
9		Parker Hannifin Corp.	682
10		PerkinElmer, Inc.	225
15	@	Sanmina-SCI Corp.	127
24	@	Solectron Corp.	128
5		Tektronix, Inc.	151
16	@	Thermo Electron Corp.	483
8	@	Waters Corp.	374

			3,958

		Engineering and Construction: 0.0%
6		Fluor Corp.	327

			327

		Entertainment: 0.0%
24		International Game Technology	825

			825

		Environmental Control: 0.0%
38		Waste Management, Inc.	1,138

			1,138

		Food: 0.0%
20		Albertson’s, Inc.	478
26		Campbell Soup Co.	777
38		ConAgra Foods, Inc.	1,119
25		General Mills, Inc.	1,243
25		H.J. Heinz Co.	975
18		Hershey Foods Corp.	1,000
27		Kellogg Co.	1,206
19	@	Kroger Co.	333
10		McCormick & Co., Inc.	386
31	@	Safeway, Inc.	612
56		Sara Lee Corp.	1,351
17		SUPERVALU, Inc.	587
29		Wm. Wrigley Jr. Co.	2,006

			12,073

		Forest Products and Paper: 0.0%
19		Georgia-Pacific Corp.	712
35		International Paper Co.	1,470
11		Louisiana-Pacific Corp.	294
23		MeadWestvaco Corp.	779
12		Plum Creek Timber Co., Inc.	461
5		Temple-Inland, Inc.	342
27		Weyerhaeuser Co.	1,816

			5,874

		Gas: 0.0%
15		KeySpan Corp.	592
20		Sempra Energy	733

			1,325

See Accompanying Notes to Financial Statements

ING GET FUND SERIES K
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Hand/Machine Tools: 0.0%
9		Black & Decker Corp.	$795
5		Snap-On, Inc.	172
9		Stanley Works	441

			1,408

		Healthcare — Products: 0.1%
5		Bausch & Lomb, Inc.	322
22		Baxter Intl., Inc.	760
28		Becton Dickinson & Co.	1,590
20		Biomet, Inc.	868
56	@	Boston Scientific Corp.	1,991
8		C.R. Bard, Inc.	512
11		Guidant Corp.	793
342		Johnson & Johnson	21,689
83		Medtronic, Inc.	4,123
22	@	St. Jude Medical, Inc.	922
10		Stryker Corp.	483
18	@	Zimmer Holdings, Inc.	1,442

			35,495

		Healthcare — Services: 0.0%
17		Aetna, Inc.	2,121
15	@	Humana, Inc.	445
9	@	Laboratory Corp. Of America Holdings	448
7		Manor Care, Inc.	248
3		Quest Diagnostics, Inc.	287
76		UnitedHealth Group, Inc.	6,690
31	@	WellPoint, Inc.	3,565

			13,804

		Home Builders: 0.0%
8		Centex Corp.	477

			477

		Home Furnishings: 0.0%
12		Leggett & Platt, Inc.	341
5		Whirlpool Corp.	346

			687

		Household Products/Wares: 0.0%
7		Avery Dennison Corp.	420
19		Clorox Co.	1,119
10		Fortune Brands, Inc.	772

			2,311

		Housewares: 0.0%
19		Newell Rubbermaid, Inc.	460

			460

		Insurance: 0.1%
16	@@	ACE Ltd.	684
35		AFLAC, Inc.	1,394
45		Allstate Corp.	2,327
7		AMBAC Financial Group, Inc.	575
180		American Intl. Group, Inc.	11,821
19		AON Corp.	453
22		Chubb Corp.	1,692
16		CIGNA Corp.	1,305
11		Cincinnati Financial Corp.	487
30		Hartford Financial Services Group, Inc.	2,079
9		Jefferson-Pilot Corp.	468
16		Lincoln National Corp.	747
17		Loews Corp.	1,195
15		Marsh & McLennan Cos., Inc.	494
10		MBIA, Inc.	633
49		MetLife, Inc.	1,985
9		MGIC Investment Corp.	620
21		Principal Financial Group	860
18		Progressive Corp.	1,527
60		Prudential Financial, Inc.	3,298
13		Safeco Corp.	679
20		St. Paul Travelers Cos., Inc.	741
10		Torchmark Corp.	571
22		UnumProvident Corp.	395
9	@@	XL Capital Ltd.	699

			37,729

		Internet: 0.0%
44	@	eBay, Inc.	5,116
70	@	Symantec Corp.	1,803
94	@	Yahoo!, Inc.	3,542

			10,461

		Iron/Steel: 0.0%
8		Allegheny Technologies Inc.	173
10		Nucor Corp.	524
4		United States Steel Corp.	205

			902

		Leisure Time: 0.0%
7		Brunswick Corp.	347
43		Carnival Corp.	2,478
21		Harley-Davidson, Inc.	1,276
9		Sabre Holdings Corp.	199

			4,300

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	669
25		Hilton Hotels Corp.	569
16		Marriott Intl., Inc.	1,007
13		Starwood Hotels & Resorts Worldwide, Inc.	759

			3,004

		Machinery — Construction and Mining: 0.0%
10		Caterpillar, Inc.	975

			975

		Machinery — Diversified: 0.0%
3		Cummins, Inc.	251
18		Deere & Co.	1,339
12		Rockwell Automation, Inc.	595

			2,185

		Media: 0.0%
150	@	Comcast Corp.	4,992
18		Gannett Co., Inc.	1,471
3		Knight-Ridder, Inc.	201
18		McGraw-Hill Cos., Inc.	1,648
5		Meredith Corp.	271
10		New York Times Co.	408
180		News Corp.	3,359
314	@	Time Warner, Inc.	6,103
9		Tribune Co.	379
115		Viacom, Inc.	4,185
142		Walt Disney Co.	3,948

			26,965

		Mining: 0.0%
7		Phelps Dodge Corp.	692

			692

		Miscellaneous Manufacturing: 0.1%
53		3M Co.	4,350
6		Cooper Industries Ltd.	407
20		Danaher Corp.	1,148
4		Dover Corp.	168
25		Eastman Kodak Co.	806
10		Eaton Corp.	724
722		General Electric Co.	26,352

See Accompanying Notes to Financial Statements

ING GET FUND SERIES K
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing (continued)
58		Honeywell Intl., Inc.	$2,054
20		Illinois Tool Works, Inc.	1,854
11	@@	Ingersoll-Rand Co.	883
6		ITT Industries, Inc.	507
3		Pall Corp.	87
10		Textron, Inc.	738
137	@@	Tyco Intl., Ltd.	4,896

			44,974

		Office/Business Equipment: 0.0%
16		Pitney Bowes, Inc.	740
83	@	Xerox Corp.	1,412

			2,152

		Oil and Gas: 0.2%
6		Amerada Hess Corp.	494
17		Anadarko Petroleum Corp.	1,102
20		Apache Corp.	1,011
43		Burlington Resources, Inc.	1,871
181		ChevronTexaco Corp.	9,505
74		ConocoPhillips	6,425
52		Devon Energy Corp.	2,024
8		EOG Resources, Inc.	571
562		Exxon Mobil Corp.	28,809
9		Kerr-McGee Corp.	520
22		Marathon Oil Corp.	827
4	@,@@	Nabors Industries, Ltd.	205
9	@	Noble Corp.	448
24		Occidental Petroleum Corp.	1,401
9		Sunoco, Inc.	735
18	@	Transocean, Inc.	763
14		Unocal Corp.	605
28		Valero Energy Corp.	1,271

			58,587

		Oil and Gas Services: 0.0%
22		Baker Hughes, Inc.	939
10		BJ Services Co.	465
30		Halliburton Co.	1,177

			2,581

		Packaging and Containers: 0.0%
10		Ball Corp.	439
8		Bemis Co.	233
10	@	Pactiv Corp.	253
6	@	Sealed Air Corp.	320

			1,245

		Pharmaceuticals: 0.1%
104		Abbott Laboratories	4,851
8		Allergan, Inc.	649
7		AmerisourceBergen Corp.	411
130		Bristol-Myers Squibb Co.	3,331
39		Cardinal Health, Inc.	2,268
53	@	Caremark Rx, Inc.	2,090
27		Eli Lilly & Co.	1,532
5	@	Express Scripts, Inc.	382
24	@	Forest Laboratories, Inc.	1,077
28	@	Gilead Sciences, Inc.	980
11	@	Hospira, Inc.	369
21	@	King Pharmaceuticals, Inc.	260
18	@	Medco Health Solutions, Inc.	749
149		Merck & Co., Inc.	4,788
513		Pfizer, Inc.	13,794
97		Schering-Plough Corp.	2,025
89		Wyeth	3,791

			43,347

		Pipelines: 0.0%
16	@	Dynegy, Inc.	74
37		El Paso Corp.	385
4		Kinder Morgan, Inc.	293
32		Williams Cos., Inc.	521

			1,273

		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	385
11		Equity Office Properties Trust	320
12		ProLogis	520
14		Simon Property Group, Inc.	906

			2,131

		Retail: 0.2%
21	@	Bed Bath & Beyond, Inc.	836
22		Best Buy Co., Inc.	1,307
18		Circuit City Stores, Inc.	282
52		Costco Wholesale Corp.	2,517
26		CVS Corp.	1,172
10		Darden Restaurants, Inc.	277
8		Dillard’s, Inc.	215
12		Federated Department Stores, Inc.	693
81		Gap, Inc.	1,711
254		Home Depot, Inc.	10,856
32		J.C. Penney Co., Inc. Holding Co.	1,325
13	@	Kohl’s Corp.	639
34		Limited Brands, Inc.	783
53		Lowe’s Cos., Inc.	3,052
19		May Department Stores Co.	559
146		McDonald’s Corp.	4,681
10		Nordstrom, Inc.	467
22	@	Office Depot, Inc.	382
10		RadioShack Corp.	329
56		Staples, Inc.	1,888
36	@	Starbucks Corp.	2,245
61		Target Corp.	3,168
34		TJX Cos., Inc.	854
25	@	Toys R US, Inc.	512
287		Wal-Mart Stores, Inc.	15,160
65		Walgreen Co.	2,494
13		Wendy’s Intl., Inc.	510
20		Yum! Brands, Inc.	944

			59,858

		Savings and Loans: 0.0%
22		Golden West Financial Corp.	1,351
12		Sovereign Bancorp, Inc.	271
61		Washington Mutual, Inc.	2,579

			4,201

		Semiconductors: 0.0%
10	@	Advanced Micro Devices, Inc.	220
25	@	Altera Corp.	518
21		Analog Devices, Inc.	775
116	@	Applied Materials, Inc.	1,984
23	@	Freescale Semiconductor Inc.	422
434		Intel Corp.	10,151
12	@	KLA-Tencor Corp.	559
22		Linear Technology Corp.	853
10		Maxim Integrated Products, Inc.	424
25		National Semiconductor Corp.	449
7	@	Qlogic Corp.	257
47		Texas Instruments, Inc.	1,157

			17,769

		Software: 0.1%
17		Adobe Systems, Inc.	1,067
22		Autodesk, Inc.	835
40		Automatic Data Processing, Inc.	1,774
24	@	BMC Software, Inc.	446
11	@	Citrix Systems, Inc.	270
40		Computer Associates Intl., Inc.	1,242

See Accompanying Notes to Financial Statements

ING GET FUND SERIES K
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
34	@	Compuware Corp.	$220
10	@	Electronic Arts, Inc.	617
60		First Data Corp.	2,552
15	@	Fiserv, Inc.	603
20		IMS Health, Inc.	464
14	@	Intuit, Inc.	616
734		Microsoft Corp.	19,606
28	@	Novell, Inc.	189
601	@	Oracle Corp.	8,246
23	@	Parametric Technology Corp.	135
25	@	PeopleSoft, Inc.	662
48	@	Siebel Systems, Inc.	504
29	@	Veritas Software Corp.	828

			40,876

		Telecommunications: 0.1%
30		Alltel Corp.	1,763
18		AT&T Corp.	343
31	@	Avaya, Inc.	533
126		BellSouth Corp.	3,502
10		CenturyTel, Inc.	355
455	@	Cisco Systems, Inc.	8,781
16		Citizens Communications Co.	221
10	@	Comverse Technology, Inc.	245
33	@	Corning, Inc.	388
282	@	Lucent Technologies, Inc.	1,060
156		Motorola, Inc.	2,683
75	@	Nextel Communications, Inc.	2,250
110		QUALCOMM, Inc.	4,664
47	@	Qwest Communications Intl., Inc.	209
228		SBC Communications, Inc.	5,876
11		Scientific-Atlanta, Inc.	363
102		Sprint Corp.	2,535
31	@	Tellabs, Inc.	266
250		Verizon Communications, Inc.	10,127

			46,164

		Textiles: 0.0%
14		Cintas Corp.	614

			614

		Toys/Games/Hobbies: 0.0%
8		Hasbro, Inc.	155
28		Mattel, Inc.	546

			701

		Transportation: 0.0%
34		Burlington Northern Santa Fe Corp.	1,609
15		CSX Corp.	601
38		FedEx Corp.	3,743
35		Norfolk Southern Corp.	1,267
5		Ryder System, Inc.	239
77		United Parcel Service, Inc.	6,579

			14,038

		Total Common Stock (Cost $694,755)	801,206

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.8%
	Federal Home Loan Mortgage Corporation: 8.5%
$5,000,000	3.070%, due 03/14/06	$4,820,065

		4,820,065

	Federal National Mortgage Association: 36.0%
6,050,000	2.960%, due 01/15/06	5,866,673
15,000,000	2.940%, due 12/13/05	14,587,304

		20,453,977

	Other: 18.3%
10,510,000	FICO STRIP, 2.490%, due 05/11/05	10,415,589

		10,415,589

	Total U.S. Government Agency Obligations (Cost $35,261,831)	35,689,631

U.S. TREASURY OBLIGATIONS: 12.6%
	U.S. Treasury STRIP: 12.6%
7,313,000	2.750%, due 11/15/05	7,141,927

	Total U.S. Treasury Obligations (Cost $7,154,567)	7,141,927

OTHER BONDS: 23.0%
	Sovereign: 23.0%
10,000,000	Israel Trust, 3.090%, due 11/15/05	9,733,590
1,390,000	Israel Trust, 3.090%, due 11/15/05	1,352,969
2,000,000	Turkey Trust, 3.090%, due 11/15/05	1,946,718

	Total Other Bonds (Cost $12,896,359)	13,033,277

	Total Long-Term Investments (Cost $56,007,512)	56,666,041

SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreement: 0.4%
206,000	Morgan Stanley Repurchase Agreement dated 12/31/05, 2.200% due 01/03/05, $206,038 to be received upon repurchase (Collateralized by $195,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $214,410, due 05/15/12)	206,000

	Total Short-Term Investments (Cost $206,000)	206,000

Total Investments In Securities (Cost $56,213,512)*	100.2%	$56,872,041
Other Assets and Liabilities-Net	(0.2)	(88,413)

Net Assets	100.0%	$56,783,628

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $56,273,540. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$623,722
Gross Unrealized Depreciation	(25,221)

Net Unrealized Appreciation	$598,501

See Accompanying Notes to Financial Statements

ING GET FUND SERIES L
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 2.2%
		Advertising: 0.0%
20	@	Interpublic Group of Cos., Inc.	$268
20		Omnicom Group, Inc.	1,686

			1,954

		Aerospace/Defense: 0.0%
140		Boeing Co.	7,249
30		General Dynamics Corp.	3,138
10		Goodrich Corp.	326
10		L-3 Communications Holdings, Inc.	732
60		Lockheed Martin Corp.	3,333
40		Northrop Grumman Corp.	2,174
80		Raytheon Co.	3,106
20		Rockwell Collins, Inc.	789
50		United Technologies Corp.	5,168

			26,015

		Agriculture: 0.0%
200		Altria Group, Inc.	12,220
62		Archer-Daniels-Midland Co.	1,383
30		Monsanto Co.	1,667
10		Reynolds American, Inc.	786
20		UST, Inc.	962

			17,018

		Apparel: 0.0%
30	@	Coach, Inc.	1,692
10		Jones Apparel Group, Inc.	366
10		Liz Claiborne, Inc.	422
40		Nike, Inc.	3,627
10		Reebok Intl., Ltd.	440
20		VF Corp.	1,108

			7,655

		Auto Manufacturers: 0.0%
320		Ford Motor Co.	4,684
60		General Motors Corp.	2,404
25		PACCAR, Inc.	2,012

			9,100

		Auto Parts and Equipment: 0.0%
30	@	Goodyear Tire & Rubber Co.	440
20		Johnson Controls, Inc.	1,269

			1,709

		Banks: 0.2%
40		AmSouth Bancorporation	1,036
400		Bank of America Corp.	18,795
50		BB&T Corp.	2,103
20		Comerica, Inc.	1,220
10		Compass Bancshares, Inc.	487
20		Fifth Third Bancorp	946
10		First Horizon National Corp.	431
20		Huntington Bancshares, Inc.	496
50		KeyCorp	1,695
10		M & T Bank Corp.	1,078
20		Marshall & Ilsley Corp.	884
40		Mellon Financial Corp.	1,244
90		National City Corp.	3,380
45		North Fork Bancorporation, Inc.	1,298
20		Northern Trust Corp.	972
10		PNC Financial Services Group, Inc.	574
48		Regions Financial Corp.	1,708
30		State Street Corp.	1,474
40		SunTrust Banks, Inc.	2,955
10		Synovus Financial Corp.	286
80		The Bank of New York Co., Inc.	2,674
180		U.S. Bancorp	5,638
156		Wachovia Corp.	8,206
170		Wells Fargo & Co.	10,565
10		Zions Bancorporation	680

			70,825

		Beverages: 0.0%
30		Anheuser-Busch Cos., Inc.	1,522
10		Brown-Forman Corp.	487
240		Coca-Cola Co.	9,991
50		Coca-Cola Enterprises, Inc.	1,043
30		Pepsi Bottling Group, Inc.	811
220		PepsiCo, Inc.	11,484

			25,338

		Biotechnology: 0.0%
122	@	Amgen, Inc.	7,827
30	@	Biogen Idec, Inc.	1,998
20	@	Genzyme Corp.	1,161
20	@	MedImmune, Inc.	542

			11,528

		Building Materials: 0.0%
20	@	American Standard Cos., Inc.	826
40		Masco Corp.	1,462
10		Vulcan Materials Co.	546

			2,834

		Chemicals: 0.0%
20		Air Products & Chemicals, Inc.	1,159
10		Ashland, Inc.	584
100		Dow Chemical Co.	4,951
110		E.I. du Pont de Nemours & Co.	5,395
10		Eastman Chemical Co.	577
10		Ecolab, Inc.	351
10		Engelhard Corp.	307
10		International Flavors & Fragrances, Inc.	428
30		PPG Industries, Inc.	2,045
30		Praxair, Inc.	1,325
20		Rohm & Haas Co.	885
20		Sherwin-Williams Co.	893
10		Sigma-Aldrich Corp.	605

			19,505

		Commercial Services: 0.0%
20	@	Apollo Group, Inc.	1,614
110		Cendant Corp.	2,571
10		Equifax, Inc.	281
20		H&R Block, Inc.	980
30		McKesson Corp.	944
20		Moody’s Corp.	1,737
40		Paychex, Inc.	1,363
20		R.R. Donnelley & Sons Co.	706
20		Robert Half Intl., Inc.	589

			10,785

		Computers: 0.1%
10	@	Affiliated Computer Services, Inc.	602
70	@	Apple Computer, Inc.	4,508
20	@	Computer Sciences Corp.	1,127
420	@	Dell, Inc.	17,699
50		Electronic Data Systems Corp.	1,155
250	@	EMC Corp.	3,718
30	@	Gateway, Inc.	180
311		Hewlett-Packard Co.	6,522
220		International Business Machines Corp.	21,687
10	@	Lexmark Intl., Inc.	850
10	@	NCR Corp.	692
30	@	Network Appliance, Inc.	997
570	@	Sun Microsystems, Inc.	3,067

See Accompanying Notes to Financial Statements

ING GET FUND SERIES L
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
30	@	Sungard Data Systems, Inc.	$850
40	@	Unisys Corp.	407

			64,061

		Cosmetics/Personal Care: 0.1%
10		Alberto-Culver Co.	486
20		Avon Products, Inc.	774
50		Colgate-Palmolive Co.	2,558
170		Gillette Co.	7,613
50		Kimberly-Clark Corp.	3,291
430		Procter & Gamble Co.	23,683

			38,405

		Distribution/Wholesale: 0.0%
30		Genuine Parts Co.	1,322
10		W.W. Grainger, Inc.	666

			1,988

		Diversified Financial Services: 0.3%
170		American Express Co.	9,583
10		Bear Stearns Cos., Inc.	1,023
40		Capital One Financial Corp.	3,368
30		CIT Group, Inc.	1,375
510		Citigroup, Inc.	24,572
58		Countrywide Financial Corp.	2,147
40	@	E*TRADE Financial Corp.	598
100		Fannie Mae	7,121
10		Federated Investors, Inc.	304
20		Franklin Resources, Inc.	1,393
70		Freddie Mac	5,159
50		Goldman Sachs Group, Inc.	5,202
30		Janus Capital Group, Inc.	504
40		Lehman Brothers Holdings, Inc.	3,499
125		MBNA Corp.	3,524
90		Merrill Lynch & Co., Inc.	5,379
110		Morgan Stanley	6,107
30	@	Providian Financial Corp.	494
40		SLM Corp.	2,136
10		T. Rowe Price Group, Inc.	622

			84,110

		Electric: 0.1%
80	@	AES Corp.	1,094
10		Ameren Corp.	501
40		American Electric Power Co., Inc.	1,374
30		CenterPoint Energy, Inc.	339
10		Cinergy Corp.	416
30		Consolidated Edison, Inc.	1,313
20		Constellation Energy Group, Inc.	874
10		Dominion Resources, Inc.	677
20		DTE Energy Co.	863
160		Duke Energy Corp.	4,054
30		Edison Intl	961
20		Entergy Corp.	1,352
70		Exelon Corp.	3,085
30		FirstEnergy Corp.	1,185
20		FPL Group, Inc.	1,495
40	@	PG&E Corp.	1,331
10		Pinnacle West Capital Corp.	444
30		PPL Corp.	1,598
20		Public Service Enterprise Group, Inc.	1,035
70		Southern Co.	2,346
20		TECO Energy, Inc.	307
40		TXU Corp.	2,582
40		Xcel Energy, Inc.	728

			29,954

		Electrical Components and Equipment: 0.0%
60		Emerson Electric Co.	4,206

			4,206

		Electronics: 0.0%
50	@	Agilent Technologies, Inc.	1,204
20		Applera Corp. — Applied Biosystems Group	418
10	@	Fisher Scientific Intl	624
20	@	Jabil Circuit, Inc.	512
10		Parker Hannifin Corp.	757
10		PerkinElmer, Inc.	225
50	@	Sanmina-SCI Corp.	424
40	@	Solectron Corp.	213
10		Tektronix, Inc.	302
20	@	Thermo Electron Corp.	604
10	@	Waters Corp.	468

			5,751

		Entertainment: 0.0%
30		International Game Technology	1,031

			1,031

		Environmental Control: 0.0%
60		Waste Management, Inc.	1,796

			1,796

		Food: 0.0%
40		Albertson’s, Inc.	955
40		Campbell Soup Co.	1,196
60		ConAgra Foods, Inc.	1,767
40		General Mills, Inc.	1,988
30		H.J. Heinz Co.	1,170
20		Hershey Foods Corp.	1,111
40		Kellogg Co.	1,786
30	@	Kroger Co.	526
10		McCormick & Co., Inc.	386
50	@	Safeway, Inc.	987
80		Sara Lee Corp.	1,931
20		SUPERVALU, Inc.	690
40		Wm. Wrigley Jr. Co.	2,769

			17,262

		Forest Products and Paper: 0.0%
30		Georgia-Pacific Corp.	1,124
50		International Paper Co.	2,100
10		Louisiana-Pacific Corp.	267
30		MeadWestvaco Corp.	1,017
20		Plum Creek Timber Co., Inc.	769
10		Temple-Inland, Inc.	684
30		Weyerhaeuser Co.	2,017

			7,978

		Gas: 0.0%
20		KeySpan Corp.	789
30		Sempra Energy	1,100

			1,889

		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	883
10		Snap-On, Inc.	344
10		Stanley Works	490

			1,717

		Healthcare — Products: 0.1%
10		Bausch & Lomb, Inc.	645
20		Baxter Intl., Inc.	691
40		Becton Dickinson & Co.	2,272
30		Biomet, Inc.	1,302
80	@	Boston Scientific Corp.	2,844
10		C.R. Bard, Inc.	640

See Accompanying Notes to Financial Statements

ING GET FUND SERIES L
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
10		Guidant Corp.	$721
500		Johnson & Johnson	31,710
120		Medtronic, Inc.	5,960
40	@	St. Jude Medical, Inc.	1,677
20		Stryker Corp.	965
20	@	Zimmer Holdings, Inc.	1,602

			51,029

		Healthcare — Services: 0.0%
20		Aetna, Inc.	2,495
20	@	Humana, Inc.	594
10	@	Laboratory Corp. Of America Holdings	498
10		Manor Care, Inc.	354
10		Quest Diagnostics, Inc.	956
110		UnitedHealth Group, Inc.	9,683
50	@	WellPoint, Inc.	5,750

			20,330

		Home Builders: 0.0%
10		Centex Corp.	596

			596

		Home Furnishings: 0.0%
20		Leggett & Platt, Inc.	569
10		Whirlpool Corp.	692

			1,261

		Household Products/Wares: 0.0%
10		Avery Dennison Corp.	600
20		Clorox Co.	1,178
10		Fortune Brands, Inc.	772

			2,550

		Housewares: 0.0%
30		Newell Rubbermaid, Inc.	726

			726

		Insurance: 0.1%
30	@@	ACE Ltd.	1,283
50		AFLAC, Inc.	1,992
70		Allstate Corp.	3,620
10		AMBAC Financial Group, Inc.	821
260		American Intl. Group, Inc.	17,075
30		AON Corp.	716
30		Chubb Corp.	2,307
20		CIGNA Corp.	1,631
13		Cincinnati Financial Corp.	575
40		Hartford Financial Services Group, Inc.	2,772
10		Jefferson-Pilot Corp.	520
20		Lincoln National Corp.	934
30		Loews Corp.	2,109
20		Marsh & McLennan Cos., Inc.	658
15		MBIA, Inc.	949
70		MetLife, Inc.	2,836
10		MGIC Investment Corp.	689
30		Principal Financial Group	1,228
20		Progressive Corp.	1,697
90		Prudential Financial, Inc.	4,946
20		Safeco Corp.	1,045
30		St. Paul Travelers Cos., Inc.	1,112
10		Torchmark Corp.	571
30		UnumProvident Corp.	538
10	@@	XL Capital Ltd.	777

			53,401

		Internet: 0.0%
70	@	eBay, Inc.	8,140
100	@	Symantec Corp.	2,576
140	@	Yahoo!, Inc.	5,275

			15,991

		Iron/Steel: 0.0%
20		Nucor Corp.	1,046
10		United States Steel Corp.	513

			1,559

		Leisure Time: 0.0%
10		Brunswick Corp.	495
60		Carnival Corp.	3,457
30		Harley-Davidson, Inc.	1,823
10		Sabre Holdings Corp.	222

			5,997

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	669
40		Hilton Hotels Corp.	910
30		Marriott Intl., Inc.	1,889
20		Starwood Hotels & Resorts Worldwide, Inc.	1,168

			4,636

		Machinery — Construction and Mining: 0.0%
10		Caterpillar, Inc.	975

			975

		Machinery — Diversified: 0.0%
20		Deere & Co.	1,488
20		Rockwell Automation, Inc.	991

			2,479

		Media: 0.1%
220	@	Comcast Corp.	7,322
30		Gannett Co., Inc.	2,451
10		Knight-Ridder, Inc.	669
30		McGraw-Hill Cos., Inc.	2,746
10		New York Times Co.	408
260		News Corp.	4,852
450	@	Time Warner, Inc.	8,749
10		Tribune Co.	421
170		Viacom, Inc.	6,186
210		Walt Disney Co.	5,838

			39,642

		Mining: 0.0%
10		Phelps Dodge Corp.	989

			989

		Miscellaneous Manufacturing: 0.1%
80		3M Co.	6,566
10		Cooper Industries Ltd.	679
30		Danaher Corp.	1,722
10		Dover Corp.	419
40		Eastman Kodak Co.	1,290
20		Eaton Corp.	1,447
1,050		General Electric Co.	38,325
90		Honeywell Intl., Inc.	3,187
30		Illinois Tool Works, Inc.	2,780
20	@@	Ingersoll-Rand Co.	1,606
10		ITT Industries, Inc.	845
10		Pall Corp.	290
10		Textron, Inc.	738
200	@@	Tyco Intl., Ltd.	7,148

			67,042

See Accompanying Notes to Financial Statements

ING GET FUND SERIES L
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	$926
130	@	Xerox Corp.	2,211

			3,137

		Oil and Gas: 0.3%
10		Amerada Hess Corp.	824
30		Anadarko Petroleum Corp.	1,944
30		Apache Corp.	1,517
60		Burlington Resources, Inc.	2,610
270		ChevronTexaco Corp.	14,178
110		ConocoPhillips	9,551
80		Devon Energy Corp.	3,114
10		EOG Resources, Inc.	714
810		Exxon Mobil Corp.	41,520
10		Kerr-McGee Corp.	578
30		Marathon Oil Corp.	1,128
10	@,@@	Nabors Industries, Ltd.	513
10	@	Noble Corp.	497
40		Occidental Petroleum Corp.	2,334
10		Sunoco, Inc.	817
30	@	Transocean, Inc.	1,272
20		Unocal Corp.	865
40		Valero Energy Corp.	1,816

			85,792

		Oil and Gas Services: 0.0%
30		Baker Hughes, Inc.	1,280
20		BJ Services Co.	931
40		Halliburton Co.	1,570

			3,781

		Packaging and Containers: 0.0%
10		Ball Corp.	440
10		Bemis Co.	291
20	@	Pactiv Corp.	506
10	@	Sealed Air Corp.	532

			1,769

		Pharmaceuticals: 0.1%
150		Abbott Laboratories	6,998
10		Allergan, Inc.	811
10		AmerisourceBergen Corp.	587
190		Bristol-Myers Squibb Co.	4,868
60		Cardinal Health, Inc.	3,489
80	@	Caremark Rx, Inc.	3,154
50		Eli Lilly & Co.	2,838
10	@	Express Scripts, Inc.	764
40	@	Forest Laboratories, Inc.	1,794
40	@	Gilead Sciences, Inc.	1,400
20	@	Hospira, Inc.	670
26	@	King Pharmaceuticals, Inc.	322
29	@	Medco Health Solutions, Inc.	1,206
220		Merck & Co., Inc.	7,071
744		Pfizer, Inc.	20,006
140		Schering-Plough Corp.	2,923
130		Wyeth	5,537

			64,438

		Pipelines: 0.0%
30	@	Dynegy, Inc.	139
60		El Paso Corp.	624
10		Kinder Morgan, Inc.	731
50		Williams Cos., Inc.	814

			2,308

		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	385
20		Equity Office Properties Trust	582
20		ProLogis	867
20		Simon Property Group, Inc.	1,294

			3,128

		Retail: 0.3%
30	@	Bed Bath & Beyond, Inc.	1,195
30		Best Buy Co., Inc.	1,783
30		Circuit City Stores, Inc.	469
80		Costco Wholesale Corp.	3,873
40		CVS Corp.	1,803
20		Darden Restaurants, Inc.	555
10		Dillard’s, Inc.	269
10		Family Dollar Stores, Inc.	312
20		Federated Department Stores, Inc.	1,156
120		Gap, Inc.	2,534
370		Home Depot, Inc.	15,813
50		J.C. Penney Co., Inc. Holding Co.	2,070
10	@	Kohl’s Corp.	492
60		Limited Brands, Inc.	1,381
80		Lowe’s Cos., Inc.	4,607
30		May Department Stores Co.	882
210		McDonald’s Corp.	6,732
10		Nordstrom, Inc.	467
30	@	Office Depot, Inc.	521
20		RadioShack Corp.	658
80		Staples, Inc.	2,697
50	@	Starbucks Corp.	3,118
90		Target Corp.	4,674
50		TJX Cos., Inc.	1,257
40	@	Toys R US, Inc.	819
420		Wal-Mart Stores, Inc.	22,183
100		Walgreen Co.	3,837
10		Wendy’s Intl., Inc.	393
30		Yum! Brands, Inc.	1,415

			87,965

		Savings and Loans: 0.0%
30		Golden West Financial Corp.	1,843
10		Sovereign Bancorp, Inc.	226
85		Washington Mutual, Inc.	3,593

			5,662

		Semiconductors: 0.1%
20	@	Advanced Micro Devices, Inc.	440
50	@	Altera Corp.	1,035
40		Analog Devices, Inc.	1,477
170	@	Applied Materials, Inc.	2,907
35	@	Freescale Semiconductor Inc.	643
630		Intel Corp.	14,736
20	@	KLA-Tencor Corp.	932
30		Linear Technology Corp.	1,163
10		Maxim Integrated Products, Inc.	424
40		National Semiconductor Corp.	718
10	@	Qlogic Corp.	367
70		Texas Instruments, Inc.	1,723

			26,565

		Software: 0.1%
20		Adobe Systems, Inc.	1,255
30		Autodesk, Inc.	1,139
60		Automatic Data Processing, Inc.	2,661
30	@	BMC Software, Inc.	558
20	@	Citrix Systems, Inc.	491
60		Computer Associates Intl., Inc.	1,864
70	@	Compuware Corp.	453
10	@	Electronic Arts, Inc.	617
81		First Data Corp.	3,445
15	@	Fiserv, Inc.	603
20		IMS Health, Inc.	464
20	@	Intuit, Inc.	880
1,070		Microsoft Corp.	28,579

See Accompanying Notes to Financial Statements

ING GET FUND SERIES L
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
30	@	Novell, Inc.	$203
870	@	Oracle Corp.	11,935
30	@	Parametric Technology Corp.	177
40	@	PeopleSoft, Inc.	1,059
60	@	Siebel Systems, Inc.	630
50	@	Veritas Software Corp.	1,428

			58,441

		Telecommunications: 0.1%
40		Alltel Corp.	2,350
36		AT&T Corp.	686
50	@	Avaya, Inc.	860
180		BellSouth Corp.	5,002
10		CenturyTel, Inc.	355
650	@	Cisco Systems, Inc.	12,545
30		Citizens Communications Co.	414
20	@	Comverse Technology, Inc.	489
50	@	Corning, Inc.	589
420	@	Lucent Technologies, Inc.	1,579
230		Motorola, Inc.	3,956
110	@	Nextel Communications, Inc.	3,300
160		QUALCOMM, Inc.	6,784
70	@	Qwest Communications Intl., Inc.	311
340		SBC Communications, Inc.	8,762
10		Scientific-Atlanta, Inc.	330
140		Sprint Corp.	3,479
50	@	Tellabs, Inc.	430
370		Verizon Communications, Inc.	14,988

			67,209

		Textiles: 0.0%
20		Cintas Corp.	877

			877

		Toys/Games/Hobbies: 0.0%
20		Hasbro, Inc.	388
40		Mattel, Inc.	779

			1,167

		Transportation: 0.0%
50		Burlington Northern Santa Fe Corp.	2,365
20		CSX Corp.	802
50		FedEx Corp.	4,924
50		Norfolk Southern Corp.	1,810
10		Ryder System, Inc.	478
110		United Parcel Service, Inc.	9,400

			19,779

		Total Common Stock (Cost $1,063,837)	1,165,635

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.4%
	Federal Home Loan Mortgage Corporation: 27.5%
$15,000,000	3.070%, due 03/14/06	$14,460,194

		14,460,194

	Federal National Mortgage Association: 15.9%
4,715,000	2.930%, due 11/15/05	4,595,645
3,879,000	3.010%, due 01/15/06	3,759,511

		8,355,156

	Other: 16.0%
4,608,000	FICO STRIP, 3.000%, due 03/07/06	4,448,057
4,126,000	FICO STRIP, 3.040%, due 04/06/06	3,971,642

		8,419,699

	Total U.S. Government Agency Obligations (Cost $30,705,716)	31,235,049

U.S. TREASURY OBLIGATIONS: 14.3%
	Other: 14.3%
7,766,000	United States Treasury Strip Coupon, 2.750%, due 02/15/06	7,532,717

	Total U.S. Treasury Obligations (Cost $7,605,985)	7,532,717

OTHER BONDS: 23.8%
	Sovereign: 23.8%
3,115,000	Israel Trust, 3.280%, due 05/15/06	2,979,130
10,000,000	Turkey Trust, 3.280%, due 05/15/06	9,563,820

	Total Other Bonds (Cost $12,538,339)	12,542,950

	Total Long-Term Investments (Cost $51,913,877)	52,476,351

SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreement: 0.4%
224,000	Morgan Stanley Repurchase Agreement dated 12/31/05, 2.200% due 01/03/05, $224,041 to be received upon repurchase (Collateralized by $235,000 Federal Farm Credit Bank, 2.350%, Market Value plus accrued interest $233,276, due 09/18/06).	224,000

	Total Short-Term Investments (Cost $224,000)	224,000

Total Investments In Securities (Cost $52,137,877)*	100.1%	$52,700,351
Other Assets and Liabilities-Net	(0.1)	(71,779)

Net Assets	100.0%	$52,628,572

@	Non-income producing security
@@	Foreign issuer
&	Payment-in-kind
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $52,169,078. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$633,631
Gross Unrealized Depreciation	(102,358)

Net Unrealized Appreciation	$531,273

See Accompanying Notes to Financial Statements

ING GET FUND SERIES M
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 5.7%
		Advertising: 0.0%
60	@	Interpublic Group of Cos., Inc.	$804
70		Omnicom Group, Inc.	5,902

			6,706

		Aerospace/ Defense: 0.1%
540		Boeing Co.	27,955
130		General Dynamics Corp.	13,598
50		Goodrich Corp.	1,632
40		L-3 Communications Holdings, Inc.	2,930
220		Lockheed Martin Corp.	12,221
130		Northrop Grumman Corp.	7,067
290		Raytheon Co.	11,261
70		Rockwell Collins, Inc.	2,761
190		United Technologies Corp.	19,636

			99,061

		Agriculture: 0.1%
770		Altria Group, Inc.	47,047
235		Archer-Daniels-Midland Co.	5,243
120		Monsanto Co.	6,666
60		Reynolds American, Inc.	4,716
80		UST, Inc.	3,849

			67,521

		Apparel: 0.0%
100	@	Coach, Inc.	5,640
70		Jones Apparel Group, Inc.	2,560
40		Liz Claiborne, Inc.	1,688
160		Nike, Inc.	14,510
20		Reebok Intl., Ltd.	880
70		VF Corp.	3,877

			29,155

		Auto Manufacturers: 0.0%
1,180		Ford Motor Co.	17,275
210		General Motors Corp.	8,413
92		PACCAR, Inc.	7,404

			33,092

		Auto Parts and Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,173
70		Johnson Controls, Inc.	4,441

			5,614

		Banks: 0.5%
140		AmSouth Bancorporation	3,626
1,516		Bank of America Corp.	71,237
210		BB&T Corp.	8,831
90		Comerica, Inc.	5,492
40		Compass Bancshares, Inc.	1,947
80		Fifth Third Bancorp	3,782
40		First Horizon National Corp.	1,724
80		Huntington Bancshares, Inc.	1,982
210		KeyCorp	7,119
40		M & T Bank Corp.	4,314
90		Marshall & Ilsley Corp.	3,978
160		Mellon Financial Corp.	4,978
340		National City Corp.	12,767
165		North Fork Bancorporation, Inc.	4,760
80		Northern Trust Corp.	3,886
40		PNC Financial Services Group, Inc.	2,298
174		Regions Financial Corp.	6,193
120		State Street Corp.	5,894
130		SunTrust Banks, Inc.	9,604
50		Synovus Financial Corp.	1,429
280		The Bank of New York Co., Inc.	9,358
700		U.S. Bancorp	21,924
596		Wachovia Corp.	31,350
630		Wells Fargo & Co.	39,155
30		Zions Bancorporation	2,041

			269,669

		Beverages: 0.1%
20		Adolph Coors Co.	1,513
120		Anheuser-Busch Cos., Inc.	6,088
50		Brown-Forman Corp.	2,434
900		Coca-Cola Co.	37,467
180		Coca-Cola Enterprises, Inc.	3,753
100		Pepsi Bottling Group, Inc.	2,704
850		PepsiCo, Inc.	44,370

			98,329

		Biotechnology: 0.1%
481	@	Amgen, Inc.	30,857
130	@	Biogen Idec, Inc.	8,659
90	@	Genzyme Corp.	5,226
40	@	MedImmune, Inc.	1,084

			45,826

		Building Materials: 0.0%
110	@	American Standard Cos., Inc.	4,545
160		Masco Corp.	5,845
50		Vulcan Materials Co.	2,731

			13,121

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	4,638
20		Ashland, Inc.	1,168
380		Dow Chemical Co.	18,813
380		E.I. du Pont de Nemours & Co.	18,639
30		Eastman Chemical Co.	1,732
40		Ecolab, Inc.	1,405
60		Engelhard Corp.	1,840
30		International Flavors & Fragrances, Inc.	1,285
120		PPG Industries, Inc.	8,179
140		Praxair, Inc.	6,181
100		Rohm & Haas Co.	4,423
90		Sherwin-Williams Co.	4,017
30		Sigma-Aldrich Corp.	1,814

			74,134

		Commercial Services: 0.1%
70	@	Apollo Group, Inc.	5,650
400		Cendant Corp.	9,352
50		Equifax, Inc.	1,405
90		H&R Block, Inc.	4,410
110		McKesson Corp.	3,461
60		Moody’s Corp.	5,211
140		Paychex, Inc.	4,771
80		R.R. Donnelley & Sons Co.	2,823
80		Robert Half Intl., Inc.	2,354

			39,437

		Computers: 0.3%
50	@	Affiliated Computer Services, Inc.	3,010
240	@	Apple Computer, Inc.	15,456
70	@	Computer Sciences Corp.	3,946
1,570	@	Dell, Inc.	66,160
190		Electronic Data Systems Corp.	4,389
900	@	EMC Corp.	13,383
100	@	Gateway, Inc.	601
1,138		Hewlett-Packard Co.	23,864
840		International Business Machines Corp.	82,807
50	@	Lexmark Intl., Inc.	4,250
40	@	NCR Corp.	2,769
140	@	Network Appliance, Inc.	4,651

See Accompanying Notes to Financial Statements

ING GET FUND SERIES M
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
2,140	@	Sun Microsystems, Inc.	$11,513
110	@	Sungard Data Systems, Inc.	3,116
150	@	Unisys Corp.	1,527

			241,442

		Cosmetics/ Personal Care: 0.2%
60		Alberto-Culver Co.	2,914
70		Avon Products, Inc.	2,709
200		Colgate-Palmolive Co.	10,232
630		Gillette Co.	28,211
180		Kimberly-Clark Corp.	11,846
1,610		Procter & Gamble Co.	88,679

			144,591

		Distribution/ Wholesale: 0.0%
110		Genuine Parts Co.	4,847
60		W.W. Grainger, Inc.	3,997

			8,844

		Diversified Financial Services: 0.5%
630		American Express Co.	35,513
40		Bear Stearns Cos., Inc.	4,092
150		Capital One Financial Corp.	12,632
110		CIT Group, Inc.	5,040
1,920		Citigroup, Inc.	92,507
208		Countrywide Financial Corp.	7,698
140	@	E*TRADE Financial Corp.	2,093
360		Fannie Mae	25,636
20		Federated Investors, Inc.	608
90		Franklin Resources, Inc.	6,269
260		Freddie Mac	19,162
180		Goldman Sachs Group, Inc.	18,727
90		Janus Capital Group, Inc.	1,513
130		Lehman Brothers Holdings, Inc.	11,372
475		MBNA Corp.	13,390
360		Merrill Lynch & Co., Inc.	21,517
410		Morgan Stanley	22,763
100	@	Providian Financial Corp.	1,647
170		SLM Corp.	9,076
50		T. Rowe Price Group, Inc.	3,110

			314,365

		Electric: 0.1%
230	@	AES Corp.	3,144
30		Ameren Corp.	1,504
150		American Electric Power Co., Inc.	5,151
30		Cinergy Corp.	1,249
90		Consolidated Edison, Inc.	3,938
70		Constellation Energy Group, Inc.	3,060
50		Dominion Resources, Inc.	3,387
70		DTE Energy Co.	3,019
590		Duke Energy Corp.	14,944
130		Edison Intl.	4,164
80		Entergy Corp.	5,407
250		Exelon Corp.	11,017
120		FirstEnergy Corp.	4,741
70		FPL Group, Inc.	5,233
160	@	PG&E Corp.	5,325
40		Pinnacle West Capital Corp.	1,776
90		PPL Corp.	4,795
90		Public Service Enterprise Group, Inc.	4,659
280		Southern Co.	9,386
90		TECO Energy, Inc.	1,381
150		TXU Corp.	9,684
150		Xcel Energy, Inc.	2,730

			109,694

		Electrical Components and Equipment: 0.0%
210		Emerson Electric Co.	14,721

			14,721

		Electronics: 0.0%
190	@	Agilent Technologies, Inc.	4,578
80		Applera Corp. — Applied Biosystems Group	1,673
50	@	Fisher Scientific Intl.	3,119
80	@	Jabil Circuit, Inc.	2,046
50		Parker Hannifin Corp.	3,787
50		PerkinElmer, Inc.	1,125
180	@	Sanmina-SCI Corp.	1,525
140	@	Solectron Corp.	746
40		Tektronix, Inc.	1,208
110	@	Thermo Electron Corp.	3,321
50	@	Waters Corp.	2,340

			25,468

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,635

			1,635

		Entertainment: 0.0%
130		International Game Technology	4,469

			4,469

		Environmental Control: 0.0%
220		Waste Management, Inc.	6,587

			6,587

		Food: 0.1%
140		Albertson’s, Inc.	3,343
150		Campbell Soup Co.	4,484
200		ConAgra Foods, Inc.	5,890
140		General Mills, Inc.	6,959
130		H.J. Heinz Co.	5,069
90		Hershey Foods Corp.	4,999
160		Kellogg Co.	7,146
110	@	Kroger Co.	1,929
60		McCormick & Co., Inc.	2,316
170	@	Safeway, Inc.	3,356
300		Sara Lee Corp.	7,241
80		SUPERVALU, Inc.	2,762
140		Wm. Wrigley Jr. Co.	9,686

			65,180

		Forest Products and Paper: 0.0%
130		Georgia-Pacific Corp.	4,872
200		International Paper Co.	8,400
60		Louisiana-Pacific Corp.	1,604
80		MeadWestvaco Corp.	2,711
70		Plum Creek Timber Co., Inc.	2,691
30		Temple-Inland, Inc.	2,052
130		Weyerhaeuser Co.	8,739

			31,069

		Gas: 0.0%
60		KeySpan Corp.	2,367
110		Sempra Energy	4,035

			6,402

		Hand/ Machine Tools: 0.0%
50		Black & Decker Corp.	4,416
20		Snap-On, Inc.	687
40		Stanley Works	1,960

			7,063

See Accompanying Notes to Financial Statements

ING GET FUND SERIES M
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products: 0.3%
30		Bausch & Lomb, Inc.	$1,934
90		Baxter Intl., Inc.	3,109
160		Becton Dickinson & Co.	9,088
90		Biomet, Inc.	3,905
310	@	Boston Scientific Corp.	11,021
50		C.R. Bard, Inc.	3,199
50		Guidant Corp.	3,605
1,880		Johnson & Johnson	119,229
450		Medtronic, Inc.	22,351
140	@	St. Jude Medical, Inc.	5,870
60		Stryker Corp.	2,895
90	@	Zimmer Holdings, Inc.	7,211

			193,417

		Healthcare — Services: 0.1%
100		Aetna, Inc.	12,475
100	@	Humana, Inc.	2,969
50	@	Laboratory Corp. Of America Holdings	2,491
30		Manor Care, Inc.	1,063
30		Quest Diagnostics, Inc.	2,867
420		UnitedHealth Group, Inc.	36,972
190	@	WellPoint, Inc.	21,850

			80,687

		Home Builders: 0.0%
40		Centex Corp.	2,383

			2,383

		Home Furnishings: 0.0%
70		Leggett & Platt, Inc.	1,990
30		Whirlpool Corp.	2,076

			4,066

		Household Products/ Wares: 0.0%
40		Avery Dennison Corp.	2,399
80		Clorox Co.	4,714
50		Fortune Brands, Inc.	3,859

			10,972

		Housewares: 0.0%
100		Newell Rubbermaid, Inc.	2,419

			2,419

		Insurance: 0.3%
100	@@	ACE Ltd.	4,275
190		AFLAC, Inc.	7,570
260		Allstate Corp.	13,447
40		AMBAC Financial Group, Inc.	3,285
970		American Intl. Group, Inc.	63,699
120		AON Corp.	2,863
120		Chubb Corp.	9,228
90		CIGNA Corp.	7,341
66		Cincinnati Financial Corp.	2,921
140		Hartford Financial Services Group, Inc.	9,703
50		Jefferson-Pilot Corp.	2,598
60		Lincoln National Corp.	2,801
120		Loews Corp.	8,436
80		Marsh & McLennan Cos., Inc.	2,632
60		MBIA, Inc.	3,797
280		MetLife, Inc.	11,343
50		MGIC Investment Corp.	3,446
120		Principal Financial Group	4,913
80		Progressive Corp.	6,787
330		Prudential Financial, Inc.	18,137
70		Safeco Corp.	3,657
100		St. Paul Travelers Cos., Inc.	3,707
50		Torchmark Corp.	2,857
120		UnumProvident Corp.	2,153
50	@@	XL Capital Ltd.	3,883

			205,479

		Internet: 0.1%
240	@	eBay, Inc.	27,907
380	@	Symantec Corp.	9,789
490	@	Yahoo!, Inc.	18,463

			56,159

		Iron/ Steel: 0.0%
60		Nucor Corp.	3,140
60		United States Steel Corp.	3,075

			6,215

		Leisure Time: 0.0%
40		Brunswick Corp.	1,980
230		Carnival Corp.	13,254
110		Harley-Davidson, Inc.	6,683
50		Sabre Holdings Corp.	1,108

			23,025

		Lodging: 0.0%
40		Harrah’s Entertainment, Inc.	2,676
140		Hilton Hotels Corp.	3,184
110		Marriott Intl., Inc.	6,927
70		Starwood Hotels & Resorts Worldwide, Inc.	4,088

			16,875

		Machinery — Construction and Mining: 0.0%
50		Caterpillar, Inc.	4,876

			4,876

		Machinery — Diversified: 0.0%
20		Cummins, Inc.	1,676
100		Deere & Co.	7,439
70		Rockwell Automation, Inc.	3,469

			12,584

		Media: 0.2%
820	@	Comcast Corp.	27,290
100		Gannett Co., Inc.	8,170
20		Knight-Ridder, Inc.	1,339
120		McGraw-Hill Cos., Inc.	10,985
20		Meredith Corp.	1,084
50		New York Times Co.	2,040
980		News Corp.	18,287
1,710	@	Time Warner, Inc.	33,241
50		Tribune Co.	2,107
640		Viacom, Inc.	23,290
770		Walt Disney Co.	21,406

			149,239

		Mining: 0.0%
50		Phelps Dodge Corp.	4,946

			4,946

		Miscellaneous Manufacturing: 0.3%
290		3M Co.	23,800
30		Cooper Industries Ltd.	2,037
120		Danaher Corp.	6,889
30		Dover Corp.	1,258
150		Eastman Kodak Co.	4,838
60		Eaton Corp.	4,342
3,950		General Electric Co.	144,174
320		Honeywell Intl., Inc.	11,331
120		Illinois Tool Works, Inc.	11,122
60	@@	Ingersoll-Rand Co.	4,818
40		ITT Industries, Inc.	3,378
20		Pall Corp.	579

See Accompanying Notes to Financial Statements

ING GET FUND SERIES M
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing (continued)
60		Textron, Inc.	$4,428
750	@@	Tyco Intl., Ltd.	26,805

			249,799

		Office/ Business Equipment: 0.0%
90		Pitney Bowes, Inc.	4,165
480	@	Xerox Corp.	8,165

			12,330

		Oil and Gas: 0.5%
50		Amerada Hess Corp.	4,119
110		Anadarko Petroleum Corp.	7,129
108		Apache Corp.	5,462
220		Burlington Resources, Inc.	9,570
1,010		ChevronTexaco Corp.	53,035
414		ConocoPhillips	35,948
280		Devon Energy Corp.	10,898
40		EOG Resources, Inc.	2,854
3,060		Exxon Mobil Corp.	156,855
50		Kerr-McGee Corp.	2,890
120		Marathon Oil Corp.	4,513
40	@,@@	Nabors Industries, Ltd.	2,052
50	@	Noble Corp.	2,487
150		Occidental Petroleum Corp.	8,754
40		Sunoco, Inc.	3,268
100	@	Transocean, Inc.	4,239
90		Unocal Corp.	3,892
140		Valero Energy Corp.	6,356

			324,321

		Oil and Gas Services: 0.0%
120		Baker Hughes, Inc.	5,120
50		BJ Services Co.	2,327
150		Halliburton Co.	5,886

			13,333

		Packaging and Containers: 0.0%
40		Ball Corp.	1,759
50		Bemis Co.	1,455
70	@	Pactiv Corp.	1,770
40	@	Sealed Air Corp.	2,131

			7,115

		Pharmaceuticals: 0.3%
570		Abbott Laboratories	26,591
50		Allergan, Inc.	4,054
40		AmerisourceBergen Corp.	2,347
710		Bristol-Myers Squibb Co.	18,190
210		Cardinal Health, Inc.	12,212
290	@	Caremark Rx, Inc.	11,435
170		Eli Lilly & Co.	9,648
30	@	Express Scripts, Inc.	2,293
140	@	Forest Laboratories, Inc.	6,280
160	@	Gilead Sciences, Inc.	5,598
50	@	Hospira, Inc.	1,675
93	@	King Pharmaceuticals, Inc.	1,153
100	@	Medco Health Solutions, Inc.	4,160
830		Merck & Co., Inc.	26,676
2,792		Pfizer, Inc.	75,077
530		Schering-Plough Corp.	11,066
490		Wyeth	20,869

			239,324

		Pipelines: 0.0%
50	@	Dynegy, Inc.	231
200		El Paso Corp.	2,080
20		Kinder Morgan, Inc.	1,463
170		Williams Cos., Inc.	2,769

			6,543

		Real Estate Investment Trusts: 0.0%
60		Equity Office Properties Trust	1,747
60		ProLogis	2,600
80		Simon Property Group, Inc.	5,174

			9,521

		Retail: 0.5%
110	@	Bed Bath & Beyond, Inc.	4,381
120		Best Buy Co., Inc.	7,130
100		Circuit City Stores, Inc.	1,564
290		Costco Wholesale Corp.	14,039
150		CVS Corp.	6,761
60		Darden Restaurants, Inc.	1,664
70		Federated Department Stores, Inc.	4,045
440		Gap, Inc.	9,293
1,380		Home Depot, Inc.	58,981
180		J.C. Penney Co., Inc. Holding Co.	7,452
50	@	Kohl’s Corp.	2,459
240		Limited Brands, Inc.	5,525
290		Lowe’s Cos., Inc.	16,701
120		May Department Stores Co.	3,528
800		McDonald’s Corp.	25,648
50		Nordstrom, Inc.	2,337
120	@	Office Depot, Inc.	2,083
50		RadioShack Corp.	1,644
320		Staples, Inc.	10,787
200	@	Starbucks Corp.	12,472
350		Target Corp.	18,176
190		TJX Cos., Inc.	4,775
140	@	Toys R US, Inc.	2,866
1,570		Wal-Mart Stores, Inc.	82,927
380		Walgreen Co.	14,581
40		Wendy’s Intl., Inc.	1,570
110		Yum! Brands, Inc.	5,190

			328,579

		Savings and Loans: 0.0%
120		Golden West Financial Corp.	7,370
50		Sovereign Bancorp, Inc.	1,128
330		Washington Mutual, Inc.	13,952

			22,450

		Semiconductors: 0.1%
60	@	Advanced Micro Devices, Inc.	1,321
180	@	Altera Corp.	3,726
140		Analog Devices, Inc.	5,169
620	@	Applied Materials, Inc.	10,602
130	@	Freescale Semiconductor Inc.	2,387
2,400		Intel Corp.	56,135
70	@	KLA-Tencor Corp.	3,261
110		Linear Technology Corp.	4,264
50		Maxim Integrated Products, Inc.	2,120
140		National Semiconductor Corp.	2,513
40	@	Qlogic Corp.	1,469
260		Texas Instruments, Inc.	6,401

			99,368

		Software: 0.3%
90		Adobe Systems, Inc.	5,647
140		Autodesk, Inc.	5,313
220		Automatic Data Processing, Inc.	9,757
140	@	BMC Software, Inc.	2,604
70	@	Citrix Systems, Inc.	1,717
210		Computer Associates Intl., Inc.	6,523
230	@	Compuware Corp.	1,488
50	@	Electronic Arts, Inc.	3,084
327		First Data Corp.	13,911
80	@	Fiserv, Inc.	3,215
80		IMS Health, Inc.	1,857
70	@	Intuit, Inc.	3,081
4,060		Microsoft Corp.	108,442

See Accompanying Notes to Financial Statements

ING GET FUND SERIES M
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
120	@	Novell, Inc.	$810
3,290	@	Oracle Corp.	45,138
120	@	Parametric Technology Corp.	707
140	@	PeopleSoft, Inc.	3,707
210	@	Siebel Systems, Inc.	2,205
170	@	Veritas Software Corp.	4,854

			224,060

		Telecommunications: 0.3%
170		Alltel Corp.	9,989
116		AT&T Corp.	2,211
170	@	Avaya, Inc.	2,924
690		BellSouth Corp.	19,175
50		CenturyTel, Inc.	1,774
2,450	@	Cisco Systems, Inc.	47,284
110		Citizens Communications Co.	1,517
70	@	Comverse Technology, Inc.	1,712
200	@	Corning, Inc.	2,354
1,540	@	Lucent Technologies, Inc.	5,790
870		Motorola, Inc.	14,964
420	@	Nextel Communications, Inc.	12,600
600		QUALCOMM, Inc.	25,440
270	@	Qwest Communications Intl., Inc.	1,199
1,250		SBC Communications, Inc.	32,213
50		Scientific-Atlanta, Inc.	1,651
540		Sprint Corp.	13,419
250	@	Tellabs, Inc.	2,148
1,380		Verizon Communications, Inc.	55,903

			254,267

		Textiles: 0.0%
70		Cintas Corp.	3,070

			3,070

		Toys/ Games/ Hobbies: 0.0%
90		Hasbro, Inc.	1,744
150		Mattel, Inc.	2,924

			4,668

		Transportation: 0.1%
180		Burlington Northern Santa Fe Corp.	8,516
80		CSX Corp.	3,206
190		FedEx Corp.	18,713
190		Norfolk Southern Corp.	6,876
40		Ryder System, Inc.	1,911
420		United Parcel Service, Inc.	35,893

			75,115

		Total Common Stock (Cost $3,932,879)	4,410,400

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.6%
	Federal Home Loan Bank: 31.0%
$25,000,000	3.230%, due 06/13/06	$23,866,425

		23,866,425

	Federal Home Loan Mortgage Corporation: 10.4%
2,538,000	3.030%, due 03/15/06	2,447,470
5,800,000	3.170%, due 07/15/06	5,526,622

		7,974,092

	Federal National Mortgage Association: 18.7%
15,000,000	3.170%, due 06/13/06	14,332,275

		14,332,275

	Other: 12.5%
2,962,000	FICO STRIP, 3.040%, due 04/06/06	2,851,189
6,979,000	Tennessee Valley Authority, 3.060%, due 01/15/06	6,760,752

		9,611,941

	Total U.S. Government Agency Obligations (Cost $54,593,866)	55,784,733

U.S. TREASURY OBLIGATIONS: 11.9%
	U.S. Treasury STRIP: 11.9%
9,500,000	2.900%, due 05/15/06	9,134,678

	Total U.S. Treasury Obligations (Cost $9,149,428)	9,134,678

OTHER BONDS: 9.4%
	Sovereign: 9.4%
5,984,000	Israel Trust, 3.280%, due 05/15/06	5,722,990
1,560,000	Turkey Trust, 3.280%, due 05/15/06	1,491,956

	Total Other Bonds (Cost $7,123,994)	7,214,946

	Total Long-Term Investments (Cost $74,800,167)	76,544,757

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
364,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.199% due 01/03/05, $364,067 to be received upon repurchase (Collateralized by $340,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $373,843, due 05/15/12).	364,000

	Total Short-Term Investments (Cost $364,000)	364,000

Total Investments In Securities (Cost $75,164,167)*	100.1%	$76,908,757
Other Assets and Liabilities-Net	(0.1)	(77,775)

Net Assets	100.0%	$76,830,982

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $75,444,914. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,576,880
Gross Unrealized Depreciation	(113,037)

Net Unrealized Appreciation	$1,463,843

See Accompanying Notes to Financial Statements

ING GET FUND SERIES N
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 12.4%
		Advertising: 0.0%
170	@	Interpublic Group of Cos., Inc.	$2,278
150		Omnicom Group, Inc.	12,648

			14,926

		Aerospace/ Defense: 0.3%
1,240		Boeing Co.	64,194
290		General Dynamics Corp.	30,334
150		Goodrich Corp.	4,896
90		L-3 Communications Holdings, Inc.	6,592
510		Lockheed Martin Corp.	28,331
310		Northrop Grumman Corp.	16,852
670		Raytheon Co.	26,016
200		Rockwell Collins, Inc.	7,888
420		United Technologies Corp.	43,407

			228,510

		Agriculture: 0.2%
1,780		Altria Group, Inc.	108,758
540		Archer-Daniels-Midland Co.	12,047
230		Monsanto Co.	12,777
120		Reynolds American, Inc.	9,432
200		UST, Inc.	9,622

			152,636

		Apparel: 0.1%
250	@	Coach, Inc.	14,100
100		Jones Apparel Group, Inc.	3,657
120		Liz Claiborne, Inc.	5,065
360		Nike, Inc.	32,649
90		Reebok Intl., Ltd.	3,960
140		VF Corp.	7,753

			67,184

		Auto Manufacturers: 0.1%
2,520		Ford Motor Co.	36,893
490		General Motors Corp.	19,629
200		PACCAR, Inc.	16,096

			72,618

		Auto Parts and Equipment: 0.0%
150		Johnson Controls, Inc.	9,516

			9,516

		Banks: 0.9%
300		AmSouth Bancorporation	7,770
3,428		Bank of America Corp.	161,083
440		BB&T Corp.	18,502
220		Comerica, Inc.	13,424
100		Compass Bancshares, Inc.	4,867
180		Fifth Third Bancorp	8,510
100		First Horizon National Corp.	4,311
190		Huntington Bancshares, Inc.	4,708
450		KeyCorp	15,255
90		M & T Bank Corp.	9,706
180		Marshall & Ilsley Corp.	7,956
330		Mellon Financial Corp.	10,266
790		National City Corp.	29,665
380		North Fork Bancorporation, Inc.	10,963
190		Northern Trust Corp.	9,230
90		PNC Financial Services Group, Inc.	5,170
368		Regions Financial Corp.	13,097
270		State Street Corp.	13,262
290		SunTrust Banks, Inc.	21,425
140		Synovus Financial Corp.	4,001
650		The Bank of New York Co., Inc.	21,723
1,620		U.S. Bancorp	50,738
1,360		Wachovia Corp.	71,536
1,460		Wells Fargo & Co.	90,739
40		Zions Bancorporation	2,721

			610,628

		Beverages: 0.3%
30		Adolph Coors Co.	2,270
270		Anheuser-Busch Cos., Inc.	13,697
120		Brown-Forman Corp.	5,842
2,090		Coca-Cola Co.	87,007
390		Coca-Cola Enterprises, Inc.	8,132
210		Pepsi Bottling Group, Inc.	5,678
1,930		PepsiCo, Inc.	100,745

			223,371

		Biotechnology: 0.1%
1,092	@	Amgen, Inc.	70,051
270	@	Biogen Idec, Inc.	17,985
200	@	Genzyme Corp.	11,614
90	@	MedImmune, Inc.	2,440

			102,090

		Building Materials: 0.0%
160	@	American Standard Cos., Inc.	6,611
360		Masco Corp.	13,151
150		Vulcan Materials Co.	8,192

			27,954

		Chemicals: 0.2%
200		Air Products & Chemicals, Inc.	11,594
80		Ashland, Inc.	4,670
870		Dow Chemical Co.	43,073
870		E.I. du Pont de Nemours & Co.	42,674
100		Eastman Chemical Co.	5,773
120		Ecolab, Inc.	4,216
100		Engelhard Corp.	3,067
110		International Flavors & Fragrances, Inc.	4,712
250		PPG Industries, Inc.	17,040
280		Praxair, Inc.	12,362
210		Rohm & Haas Co.	9,288
190		Sherwin-Williams Co.	8,480
60		Sigma-Aldrich Corp.	3,628

			170,577

		Commercial Services: 0.1%
150	@	Apollo Group, Inc.	12,107
840		Cendant Corp.	19,639
100		Equifax, Inc.	2,810
170		H&R Block, Inc.	8,330
340		McKesson Corp.	10,696
110		Moody’s Corp.	9,554
300		Paychex, Inc.	10,224
190		R.R. Donnelley & Sons Co.	6,705
130		Robert Half Intl., Inc.	3,826

			83,891

		Computers: 0.7%
110	@	Affiliated Computer Services, Inc.	6,621
540	@	Apple Computer, Inc.	34,776
160	@	Computer Sciences Corp.	9,019
3,580	@	Dell, Inc.	150,861
430		Electronic Data Systems Corp.	9,933
1,910	@	EMC Corp.	28,402
420	@	Gateway, Inc.	2,524
2,626		Hewlett-Packard Co.	55,067
1,900		International Business Machines Corp.	187,302
110	@	Lexmark Intl., Inc.	9,350
100	@	NCR Corp.	6,923
280	@	Network Appliance, Inc.	9,302
4,930	@	Sun Microsystems, Inc.	26,523

See Accompanying Notes to Financial Statements

ING GET FUND SERIES N
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
230	@	Sungard Data Systems, Inc.	$6,516
420	@	Unisys Corp.	4,276

			547,395

		Cosmetics/ Personal Care: 0.4%
105		Alberto-Culver Co.	5,100
160		Avon Products, Inc.	6,192
420		Colgate-Palmolive Co.	21,487
1,460		Gillette Co.	65,379
410		Kimberly-Clark Corp.	26,982
3,670		Procter & Gamble Co.	202,144

			327,284

		Distribution/ Wholesale: 0.0%
180		Genuine Parts Co.	7,931
120		W.W. Grainger, Inc.	7,994

			15,925

		Diversified Financial Services: 1.0%
1,440		American Express Co.	81,172
120		Bear Stearns Cos., Inc.	12,277
350		Capital One Financial Corp.	29,474
250		CIT Group, Inc.	11,455
4,400		Citigroup, Inc.	211,991
478		Countrywide Financial Corp.	17,691
460	@	E*TRADE Financial Corp.	6,877
840		Fannie Mae	59,815
40		Federated Investors, Inc.	1,216
210		Franklin Resources, Inc.	14,627
550		Freddie Mac	40,535
400		Goldman Sachs Group, Inc.	41,616
70		Janus Capital Group, Inc.	1,177
310		Lehman Brothers Holdings, Inc.	27,119
1,040		MBNA Corp.	29,318
750		Merrill Lynch & Co., Inc.	44,828
930		Morgan Stanley	51,634
230	@	Providian Financial Corp.	3,788
350		SLM Corp.	18,687
110		T. Rowe Price Group, Inc.	6,842

			712,139

		Electric: 0.3%
720	@	AES Corp.	9,842
100		Ameren Corp.	5,014
320		American Electric Power Co., Inc.	10,989
60		Cinergy Corp.	2,498
200		Consolidated Edison, Inc.	8,750
200		Constellation Energy Group, Inc.	8,742
110		Dominion Resources, Inc.	7,451
140		DTE Energy Co.	6,038
1,360		Duke Energy Corp.	34,448
370		Edison Intl.	11,851
190		Entergy Corp.	12,842
530		Exelon Corp.	23,356
260		FirstEnergy Corp.	10,273
150		FPL Group, Inc.	11,213
320	@	PG&E Corp.	10,650
100		Pinnacle West Capital Corp.	4,441
210		PPL Corp.	11,189
210		Public Service Enterprise Group, Inc.	10,872
630		Southern Co.	21,118
310		TXU Corp.	20,014
340		Xcel Energy, Inc.	6,188

			247,779

		Electrical Components and Equipment: 0.0%
480		Emerson Electric Co.	33,648

			33,648

		Electronics: 0.1%
390	@	Agilent Technologies, Inc.	9,399
180		Applera Corp. — Applied Biosystems Group	3,764
140	@	Fisher Scientific Intl.	8,733
170	@	Jabil Circuit, Inc.	4,349
100		Parker Hannifin Corp.	7,574
100		PerkinElmer, Inc.	2,249
260	@	Sanmina-SCI Corp.	2,202
310	@	Solectron Corp.	1,652
120		Tektronix, Inc.	3,625
190	@	Thermo Electron Corp.	5,736
100	@	Waters Corp.	4,679

			53,962

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,635

			1,635

		Entertainment: 0.0%
300		International Game Technology	10,314

			10,314

		Environmental Control: 0.0%
470		Waste Management, Inc.	14,072

			14,072

		Food: 0.2%
330		Albertson’s, Inc.	7,880
350		Campbell Soup Co.	10,462
420		ConAgra Foods, Inc.	12,369
310		General Mills, Inc.	15,410
280		H.J. Heinz Co.	10,917
190		Hershey Foods Corp.	10,553
330		Kellogg Co.	14,738
340	@	Kroger Co.	5,964
180		McCormick & Co., Inc.	6,948
390	@	Safeway, Inc.	7,699
630		Sara Lee Corp.	15,208
190		SUPERVALU, Inc.	6,559
320		Wm. Wrigley Jr. Co.	22,140

			146,847

		Forest Products and Paper: 0.1%
220		Georgia-Pacific Corp.	8,246
410		International Paper Co.	17,220
140		Louisiana-Pacific Corp.	3,744
240		MeadWestvaco Corp.	8,134
200		Plum Creek Timber Co., Inc.	7,688
60		Temple-Inland, Inc.	4,104
300		Weyerhaeuser Co.	20,165

			69,301

		Gas: 0.0%
130		KeySpan Corp.	5,129
210		Sempra Energy	7,702

			12,831

		Hand/ Machine Tools: 0.0%
110		Black & Decker Corp.	9,716
80		Snap-On, Inc.	2,749
110		Stanley Works	5,389

			17,854

		Healthcare — Products: 0.5%
80		Bausch & Lomb, Inc.	5,157
200		Baxter Intl., Inc.	6,908
360		Becton Dickinson & Co.	20,448
200		Biomet, Inc.	8,678
730	@	Boston Scientific Corp.	25,952
120		C.R. Bard, Inc.	7,678

See Accompanying Notes to Financial Statements

ING GET FUND SERIES N
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
110		Guidant Corp.	$7,931
4,250		Johnson & Johnson	269,534
1,040		Medtronic, Inc.	51,657
300	@	St. Jude Medical, Inc.	12,579
180		Stryker Corp.	8,685
220	@	Zimmer Holdings, Inc.	17,626

			442,833

		Healthcare — Services: 0.2%
210		Aetna, Inc.	26,198
230	@	Humana, Inc.	6,829
120	@	Laboratory Corp. Of America Holdings	5,978
120		Manor Care, Inc.	4,252
90		Quest Diagnostics, Inc.	8,600
940		UnitedHealth Group, Inc.	82,747
440	@	WellPoint, Inc.	50,600

			185,204

		Home Builders: 0.0%
40		Centex Corp.	2,383

			2,383

		Home Furnishings: 0.0%
150		Leggett & Platt, Inc.	4,265
70		Whirlpool Corp.	4,844

			9,109

		Household Products/ Wares: 0.0%
140		Avery Dennison Corp.	8,396
220		Clorox Co.	12,964
120		Fortune Brands, Inc.	9,262

			30,622

		Housewares: 0.0%
340		Newell Rubbermaid, Inc.	8,225

			8,225

		Insurance: 0.6%
300	@@	ACE Ltd.	12,825
420		AFLAC, Inc.	16,733
580		Allstate Corp.	29,998
90		AMBAC Financial Group, Inc.	7,392
2,210		American Intl. Group, Inc.	145,131
340		AON Corp.	8,112
280		Chubb Corp.	21,532
190		CIGNA Corp.	15,498
129		Cincinnati Financial Corp.	5,710
320		Hartford Financial Services Group, Inc.	22,179
170		Jefferson-Pilot Corp.	8,833
190		Lincoln National Corp.	8,869
270		Loews Corp.	18,981
180		Marsh & McLennan Cos., Inc.	5,922
130		MBIA, Inc.	8,226
630		MetLife, Inc.	25,521
120		MGIC Investment Corp.	8,269
270		Principal Financial Group	11,054
170		Progressive Corp.	14,423
710		Prudential Financial, Inc.	39,022
160		Safeco Corp.	8,358
230		St. Paul Travelers Cos., Inc.	8,526
80		Torchmark Corp.	4,571
380		UnumProvident Corp.	6,817
110	@@	XL Capital Ltd.	8,542

			471,044

		Internet: 0.2%
540	@	eBay, Inc.	62,791
880	@	Symantec Corp.	22,669
1,190	@	Yahoo!, Inc.	44,839

			130,299

		Iron/ Steel: 0.0%
130		Nucor Corp.	6,804
160		United States Steel Corp.	8,200

			15,004

		Leisure Time: 0.1%
120		Brunswick Corp.	5,940
520		Carnival Corp.	29,967
260		Harley-Davidson, Inc.	15,795
180		Sabre Holdings Corp.	3,989

			55,691

		Lodging: 0.0%
90		Harrah’s Entertainment, Inc.	6,020
300		Hilton Hotels Corp.	6,822
260		Marriott Intl., Inc.	16,375
160		Starwood Hotels & Resorts Worldwide, Inc.	9,344

			38,561

		Machinery — Construction and Mining: 0.0%
110		Caterpillar, Inc.	10,726

			10,726

		Machinery — Diversified: 0.0%
60		Cummins, Inc.	5,027
220		Deere & Co.	16,368
200		Rockwell Automation, Inc.	9,910

			31,305

		Media: 0.4%
1,930	@	Comcast Corp.	64,230
220		Gannett Co., Inc.	17,974
30		Knight-Ridder, Inc.	2,008
270		McGraw-Hill Cos., Inc.	24,716
30		Meredith Corp.	1,626
170		New York Times Co.	6,936
2,230		News Corp.	41,612
3,950	@	Time Warner, Inc.	76,789
160		Tribune Co.	6,742
1,470		Viacom, Inc.	53,493
1,780		Walt Disney Co.	49,484

			345,610

		Mining: 0.0%
120		Phelps Dodge Corp.	11,870

			11,870

		Miscellaneous Manufacturing: 0.7%
680		3M Co.	55,808
100		Cooper Industries Ltd.	6,789
250		Danaher Corp.	14,353
70		Dover Corp.	2,936
320		Eastman Kodak Co.	10,320
120		Eaton Corp.	8,683
9,000		General Electric Co.	328,499
690		Honeywell Intl., Inc.	24,433
260		Illinois Tool Works, Inc.	24,097
140	@@	Ingersoll-Rand Co.	11,242
100		ITT Industries, Inc.	8,445
140		Pall Corp.	4,053
120		Textron, Inc.	8,856
1,730	@@	Tyco Intl., Ltd.	61,830

			570,344

See Accompanying Notes to Financial Statements

ING GET FUND SERIES N
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/ Business Equipment: 0.0%
190		Pitney Bowes, Inc.	$8,793
1,080	@	Xerox Corp.	18,371

			27,164

		Oil and Gas: 1.0%
90		Amerada Hess Corp.	7,414
260		Anadarko Petroleum Corp.	16,851
250		Apache Corp.	12,643
510		Burlington Resources, Inc.	22,185
2,290		ChevronTexaco Corp.	120,248
941		ConocoPhillips	81,707
660		Devon Energy Corp.	25,687
90		EOG Resources, Inc.	6,422
6,970		Exxon Mobil Corp.	357,282
110		Kerr-McGee Corp.	6,357
360		Marathon Oil Corp.	13,540
70	@,@@	Nabors Industries, Ltd.	3,590
100	@	Noble Corp.	4,974
300		Occidental Petroleum Corp.	17,508
90		Sunoco, Inc.	7,354
240	@	Transocean, Inc.	10,174
280		Unocal Corp.	12,107
310		Valero Energy Corp.	14,074

			740,117

		Oil and Gas Services: 0.0%
250		Baker Hughes, Inc.	10,668
120		BJ Services Co.	5,585
340		Halliburton Co.	13,341

			29,594

		Packaging and Containers: 0.0%
100		Ball Corp.	4,398
180		Bemis Co.	5,236
120	@	Pactiv Corp.	3,035
80	@	Sealed Air Corp.	4,262

			16,931

		Pharmaceuticals: 0.7%
1,340		Abbott Laboratories	62,511
140		Allergan, Inc.	11,350
120		AmerisourceBergen Corp.	7,042
1,570		Bristol-Myers Squibb Co.	40,223
490		Cardinal Health, Inc.	28,494
640	@	Caremark Rx, Inc.	25,235
390		Eli Lilly & Co.	22,133
100	@	Express Scripts, Inc.	7,644
320	@	Forest Laboratories, Inc.	14,355
350	@	Gilead Sciences, Inc.	12,247
180	@	Hospira, Inc.	6,030
80	@	King Pharmaceuticals, Inc.	992
240	@	Medco Health Solutions, Inc.	9,984
1,930		Merck & Co., Inc.	62,030
6,340		Pfizer, Inc.	170,482
1,190		Schering-Plough Corp.	24,847
1,070		Wyeth	45,571

			551,170

		Pipelines: 0.0%
640		El Paso Corp.	6,656
40		Kinder Morgan, Inc.	2,925
420		Williams Cos., Inc.	6,842

			16,423

		Real Estate Investment Trusts: 0.0%
200		Equity Office Properties Trust	5,824
200		ProLogis	8,666
180		Simon Property Group, Inc.	11,641

			26,131

		Retail: 1.0%
230	@	Bed Bath & Beyond, Inc.	9,161
270		Best Buy Co., Inc.	16,043
280		Circuit City Stores, Inc.	4,379
640		Costco Wholesale Corp.	30,982
330		CVS Corp.	14,873
200		Darden Restaurants, Inc.	5,548
140		Federated Department Stores, Inc.	8,091
1,010		Gap, Inc.	21,331
3,150		Home Depot, Inc.	134,632
410		J.C. Penney Co., Inc. Holding Co.	16,974
110	@	Kohl’s Corp.	5,409
520		Limited Brands, Inc.	11,970
680		Lowe’s Cos., Inc.	39,161
230		May Department Stores Co.	6,762
1,820		McDonald’s Corp.	58,349
100		Nordstrom, Inc.	4,673
370	@	Office Depot, Inc.	6,423
120		RadioShack Corp.	3,946
730		Staples, Inc.	24,608
450	@	Starbucks Corp.	28,062
730		Target Corp.	37,909
400		TJX Cos., Inc.	10,052
320	@	Toys R US, Inc.	6,550
3,610		Wal-Mart Stores, Inc.	190,681
860		Walgreen Co.	32,998
100		Wendy’s Intl., Inc.	3,926
230		Yum! Brands, Inc.	10,851

			744,344

		Savings and Loans: 0.1%
240		Golden West Financial Corp.	14,741
120		Sovereign Bancorp, Inc.	2,706
700		Washington Mutual, Inc.	29,596

			47,043

		Semiconductors: 0.3%
290	@	Altera Corp.	6,003
330		Analog Devices, Inc.	12,184
1,390	@	Applied Materials, Inc.	23,769
301	@	Freescale Semiconductor Inc.	5,526
5,410		Intel Corp.	126,539
160	@	KLA-Tencor Corp.	7,453
250		Linear Technology Corp.	9,690
120		Maxim Integrated Products, Inc.	5,087
330		National Semiconductor Corp.	5,924
580		Texas Instruments, Inc.	14,280

			216,455

		Software: 0.6%
190		Adobe Systems, Inc.	11,921
280		Autodesk, Inc.	10,626
470		Automatic Data Processing, Inc.	20,845
320	@	BMC Software, Inc.	5,952
120	@	Citrix Systems, Inc.	2,944
460		Computer Associates Intl., Inc.	14,288
600	@	Compuware Corp.	3,882
110	@	Electronic Arts, Inc.	6,785
753		First Data Corp.	32,032
170	@	Fiserv, Inc.	6,832
250		IMS Health, Inc.	5,803
150	@	Intuit, Inc.	6,602
9,240		Microsoft Corp.	246,799
460	@	Novell, Inc.	3,105
7,390	@	Oracle Corp.	101,390
340	@	PeopleSoft, Inc.	9,003
370	@	Siebel Systems, Inc.	3,885
360	@	Veritas Software Corp.	10,278

			502,972

See Accompanying Notes to Financial Statements

ING GET FUND SERIES N
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Telecommunications: 0.7%
350		Alltel Corp.	$20,566
270		AT&T Corp.	5,146
470	@	Avaya, Inc.	8,084
1,600		BellSouth Corp.	44,464
170		CenturyTel, Inc.	6,030
5,660	@	Cisco Systems, Inc.	109,238
300		Citizens Communications Co.	4,137
170	@	Comverse Technology, Inc.	4,157
460	@	Corning, Inc.	5,414
3,590	@	Lucent Technologies, Inc.	13,498
1,990		Motorola, Inc.	34,228
970	@	Nextel Communications, Inc.	29,100
1,420		QUALCOMM, Inc.	60,208
620	@	Qwest Communications Intl., Inc.	2,753
2,890		SBC Communications, Inc.	74,475
120		Scientific-Atlanta, Inc.	3,961
1,240		Sprint Corp.	30,814
460	@	Tellabs, Inc.	3,951
3,140		Verizon Communications, Inc.	127,202

			587,426

		Textiles: 0.0%
180		Cintas Corp.	7,895

			7,895

		Toys/ Games/ Hobbies: 0.0%
150		Hasbro, Inc.	2,907
500		Mattel, Inc.	9,745

			12,652

		Transportation: 0.2%
410		Burlington Northern Santa Fe Corp.	19,397
170		CSX Corp.	6,814
420		FedEx Corp.	41,366
440		Norfolk Southern Corp.	15,924
60		Ryder System, Inc.	2,866
970		United Parcel Service, Inc.	82,896

			169,263

		Total Common Stock (Cost $8,922,781)	10,029,297

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 5.1%
		Diversified Financial Services: 5.1%
$4,000,000	@	General Electric Capital Corp., 5.000%, due 06/15/07	$4,137,236

		Total Corporate Bonds/Notes (Cost $4,110,900)	4,137,236

U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.0%
		Federal Home Loan Bank: 35.0%
30,000,000	@	3.320%, due 09/15/06	28,369,110

			28,369,110

		Federal Home Loan Mortgage Corporation: 17.6%
3,750,000		3.350%, due 01/15/07	3,506,610
6,250,000		3.170%, due 07/15/06	5,955,413
5,000,000		3.170%, due 07/15/06	4,764,330

			14,226,353

		Federal National Mortgage Association: 23.4%
20,000,000		3.260%, due 09/15/06	18,930,420

			18,930,420

		Total U.S. Government Agency Obligations (Cost $60,637,524)	61,525,883

U.S. TREASURY OBLIGATIONS: 6.0%
		Other: 6.0%
5,070,000		United States Treasury STRIP Coupon, 2.940%, due 08/15/06	4,837,104

		Total U.S. Treasury Obligations (Cost $4,866,085)	4,837,104

		Total Long-Term Investments (Cost $78,537,290)	80,529,520

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
521,000		Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200% due 01/03/05, $521,096 to be received upon repurchase (Collateralized by $485,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $533,276, due 05/15/12)	521,000

		Total Short-Term Investments (Cost $521,000)	521,000

Total Investments In Securities (Cost $79,058,290)*	100.1%	$81,050,520
Other Assets and Liabilities-Net	(0.1)	(61,819)

Net Assets	100.0%	$80,988,701

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $79,318,640. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,955,366
Gross Unrealized Depreciation	(223,486)

Net Unrealized Appreciation	$1,731,880

See Accompanying Notes to Financial Statements

ING GET FUND SERIES P
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 10.9%
		Advertising: 0.0%
190	@	Interpublic Group of Cos., Inc.	$2,546
230		Omnicom Group, Inc.	19,394

			21,940

		Aerospace/Defense: 0.2%
1,790		Boeing Co.	92,667
420		General Dynamics Corp.	43,932
200		Goodrich Corp.	6,528
120		L-3 Communications Holdings, Inc.	8,789
730		Lockheed Martin Corp.	40,552
480		Northrop Grumman Corp.	26,093
970		Raytheon Co.	37,665
210		Rockwell Collins, Inc.	8,282
630		United Technologies Corp.	65,111

			329,619

		Agriculture: 0.2%
2,510		Altria Group, Inc.	153,360
790		Archer-Daniels-Midland Co.	17,625
350		Monsanto Co.	19,443
160		Reynolds American, Inc.	12,576
380		UST, Inc.	18,282

			221,286

		Apparel: 0.1%
320	@	Coach, Inc.	18,048
260		Jones Apparel Group, Inc.	9,508
210		Liz Claiborne, Inc.	8,864
540		Nike, Inc.	48,973
100		Reebok Intl., Ltd.	4,400
200		VF Corp.	11,076

			100,869

		Auto Manufacturers: 0.1%
3,740		Ford Motor Co.	54,753
700		General Motors Corp.	28,042
287		PACCAR, Inc.	23,098

			105,893

		Auto Parts and Equipment: 0.0%
240		Johnson Controls, Inc.	15,226

			15,226

		Banks: 0.7%
420		AmSouth Bancorporation	10,878
4,994		Bank of America Corp.	234,668
700		BB&T Corp.	29,435
300		Comerica, Inc.	18,306
140		Compass Bancshares, Inc.	6,814
280		Fifth Third Bancorp	13,238
190		First Horizon National Corp.	8,191
410		Huntington Bancshares, Inc.	10,160
690		KeyCorp	23,391
140		M & T Bank Corp.	15,098
280		Marshall & Ilsley Corp.	12,376
520		Mellon Financial Corp.	16,177
1,140		National City Corp.	42,807
560		North Fork Bancorporation, Inc.	16,156
280		Northern Trust Corp.	13,602
130		PNC Financial Services Group, Inc.	7,467
585		Regions Financial Corp.	20,820
390		State Street Corp.	19,157
440		SunTrust Banks, Inc.	32,507
150		Synovus Financial Corp.	4,287
940		The Bank of New York Co., Inc.	31,415
2,290		U.S. Bancorp	71,723
1,958		Wachovia Corp.	102,991
2,050		Wells Fargo & Co.	127,408
110		Zions Bancorporation	7,483

			896,555

		Beverages: 0.2%
60		Adolph Coors Co.	4,540
400		Anheuser-Busch Cos., Inc.	20,292
160		Brown-Forman Corp.	7,789
3,060		Coca-Cola Co.	127,388
550		Coca-Cola Enterprises, Inc.	11,468
280		Pepsi Bottling Group, Inc.	7,571
2,800		PepsiCo, Inc.	146,160

			325,208

		Biotechnology: 0.1%
1,584	@	Amgen, Inc.	101,613
410	@	Biogen Idec, Inc.	27,310
280	@	Genzyme Corp.	16,260
280	@	MedImmune, Inc.	7,591
80	@	Millipore Corp.	3,985

			156,759

		Building Materials: 0.0%
280	@	American Standard Cos., Inc.	11,570
510		Masco Corp.	18,630
120		Vulcan Materials Co.	6,553

			36,753

		Chemicals: 0.2%
280		Air Products & Chemicals, Inc.	16,232
140		Ashland, Inc.	8,173
1,160		Dow Chemical Co.	57,432
1,260		E.I. du Pont de Nemours & Co.	61,802
150		Eastman Chemical Co.	8,660
130		Ecolab, Inc.	4,567
190		Engelhard Corp.	5,827
110		International Flavors & Fragrances, Inc.	4,712
390		PPG Industries, Inc.	26,582
420		Praxair, Inc.	18,543
290		Rohm & Haas Co.	12,827
320		Sherwin-Williams Co.	14,282
100		Sigma-Aldrich Corp.	6,046

			245,685

		Commercial Services: 0.1%
230	@	Apollo Group, Inc.	18,563
1,320		Cendant Corp.	30,861
210		Equifax, Inc.	5,901
270		H&R Block, Inc.	13,230
360		McKesson Corp.	11,326
170		Moody’s Corp.	14,765
440		Paychex, Inc.	14,995
250		R.R. Donnelley & Sons Co.	8,823
230		Robert Half Intl., Inc.	6,769

			125,233

		Computers: 0.6%
160	@	Affiliated Computer Services, Inc.	9,630
790	@	Apple Computer, Inc.	50,876
240	@	Computer Sciences Corp.	13,529
5,180	@	Dell, Inc.	218,285
640		Electronic Data Systems Corp.	14,784
2,990	@	EMC Corp.	44,461
320	@	Gateway, Inc.	1,923
3,729		Hewlett-Packard Co.	78,197
2,770		International Business Machines Corp.	273,068
160	@	Lexmark Intl., Inc.	13,600
110	@	NCR Corp.	7,615

See Accompanying Notes to Financial Statements

ING GET FUND SERIES P
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
410	@	Network Appliance, Inc.	$13,620
7,080	@	Sun Microsystems, Inc.	38,090
370	@	Sungard Data Systems, Inc.	10,482
460	@	Unisys Corp.	4,683

			792,843

		Cosmetics/Personal Care: 0.4%
135		Alberto-Culver Co.	6,557
240		Avon Products, Inc.	9,288
650		Colgate-Palmolive Co.	33,254
2,100		Gillette Co.	94,038
590		Kimberly-Clark Corp.	38,828
5,320		Procter & Gamble Co.	293,025

			474,990

		Distribution/Wholesale: 0.0%
380		Genuine Parts Co.	16,743
150		W.W. Grainger, Inc.	9,993

			26,736

		Diversified Financial Services: 0.8%
2,080		American Express Co.	117,249
180		Bear Stearns Cos., Inc.	18,416
520		Capital One Financial Corp.	43,789
360		CIT Group, Inc.	16,495
6,400		Citigroup, Inc.	308,351
678		Countrywide Financial Corp.	25,093
750	@	E*TRADE Financial Corp.	11,213
1,190		Fannie Mae	84,740
50		Federated Investors, Inc.	1,520
310		Franklin Resources, Inc.	21,592
840		Freddie Mac	61,908
600		Goldman Sachs Group, Inc.	62,424
120		Janus Capital Group, Inc.	2,017
440		Lehman Brothers Holdings, Inc.	38,491
1,585		MBNA Corp.	44,681
1,170		Merrill Lynch & Co., Inc.	69,931
1,340		Morgan Stanley	74,397
430	@	Providian Financial Corp.	7,082
550		SLM Corp.	29,365
160		T. Rowe Price Group, Inc.	9,952

			1,048,706

		Electric: 0.3%
770	@	AES Corp.	10,526
90		Ameren Corp.	4,513
520		American Electric Power Co., Inc.	17,857
200		Cinergy Corp.	8,326
320		Consolidated Edison, Inc.	14,000
200		Constellation Energy Group, Inc.	8,742
160		Dominion Resources, Inc.	10,838
220		DTE Energy Co.	9,489
1,960		Duke Energy Corp.	49,646
420		Edison Intl.	13,453
280		Entergy Corp.	18,925
800		Exelon Corp.	35,256
400		FirstEnergy Corp.	15,804
230		FPL Group, Inc.	17,193
510	@	PG&E Corp.	16,973
40		Pinnacle West Capital Corp.	1,776
380		PPL Corp.	20,246
300		Public Service Enterprise Group, Inc.	15,531
910		Southern Co.	30,503
500		TXU Corp.	32,280
450		Xcel Energy, Inc.	8,190

			360,067

		Electrical Components and Equipment: 0.0%
700		Emerson Electric Co.	49,070

			49,070

		Electronics: 0.1%
580	@	Agilent Technologies, Inc.	13,978
210		Applera Corp. — Applied Biosystems Group	4,391
160	@	Fisher Scientific Intl.	9,981
240	@	Jabil Circuit, Inc.	6,139
140		Parker Hannifin Corp.	10,604
140		PerkinElmer, Inc.	3,149
270	@	Sanmina-SCI Corp.	2,287
480	@	Solectron Corp.	2,558
130		Tektronix, Inc.	3,927
300	@	Thermo Electron Corp.	9,057
130	@	Waters Corp.	6,083

			72,154

		Engineering and Construction: 0.0%
120		Fluor Corp.	6,541

			6,541

		Entertainment: 0.0%
420		International Game Technology	14,440

			14,440

		Environmental Control: 0.0%
720		Waste Management, Inc.	21,557

			21,557

		Food: 0.2%
480		Albertson’s, Inc.	11,462
500		Campbell Soup Co.	14,945
670		ConAgra Foods, Inc.	19,732
460		General Mills, Inc.	22,867
440		H.J. Heinz Co.	17,156
300		Hershey Foods Corp.	16,662
500		Kellogg Co.	22,330
360	@	Kroger Co.	6,314
160		McCormick & Co., Inc.	6,176
580	@	Safeway, Inc.	11,449
990		Sara Lee Corp.	23,899
190		SUPERVALU, Inc.	6,559
470		Wm. Wrigley Jr. Co.	32,518

			212,069

		Forest Products and Paper: 0.1%
440		Georgia-Pacific Corp.	16,491
620		International Paper Co.	26,040
200		Louisiana-Pacific Corp.	5,348
240		MeadWestvaco Corp.	8,134
230		Plum Creek Timber Co., Inc.	8,841
100		Temple-Inland, Inc.	6,840
420		Weyerhaeuser Co.	28,232

			99,926

		Gas: 0.0%
190		KeySpan Corp.	7,496
410		Sempra Energy	15,038

			22,534

		Hand/Machine Tools: 0.0%
150		Black & Decker Corp.	13,249
100		Snap-On, Inc.	3,436
130		Stanley Works	6,369

			23,054

		Healthcare — Products: 0.5%
70		Bausch & Lomb, Inc.	4,512
300		Baxter Intl., Inc.	10,362

See Accompanying Notes to Financial Statements

ING GET FUND SERIES P
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
520		Becton Dickinson & Co.	$29,536
290		Biomet, Inc.	12,583
1,010	@	Boston Scientific Corp.	35,906
120		C.R. Bard, Inc.	7,678
160		Guidant Corp.	11,536
6,150		Johnson & Johnson	390,032
1,480		Medtronic, Inc.	73,512
420	@	St. Jude Medical, Inc.	17,611
200		Stryker Corp.	9,650
310	@	Zimmer Holdings, Inc.	24,837

			627,755

		Healthcare — Services: 0.2%
320		Aetna, Inc.	39,920
280	@	Humana, Inc.	8,313
180	@	Laboratory Corp. Of America Holdings	8,968
80		Manor Care, Inc.	2,834
140		Quest Diagnostics, Inc.	13,377
1,360		UnitedHealth Group, Inc.	119,721
610	@	WellPoint, Inc.	70,150

			263,283

		Home Builders: 0.0%
140		Centex Corp.	8,341

			8,341

		Home Furnishings: 0.0%
270		Leggett & Platt, Inc.	7,676
80		Whirlpool Corp.	5,537

			13,213

		Household Products/Wares: 0.0%
100		Avery Dennison Corp.	5,997
270		Clorox Co.	15,911
170		Fortune Brands, Inc.	13,121

			35,029

		Housewares: 0.0%
360		Newell Rubbermaid, Inc.	8,708

			8,708

		Insurance: 0.5%
350	@@	ACE Ltd.	14,963
630		AFLAC, Inc.	25,099
850		Allstate Corp.	43,962
130		AMBAC Financial Group, Inc.	10,677
3,200		American Intl. Group, Inc.	210,144
390		AON Corp.	9,305
400		Chubb Corp.	30,760
290		CIGNA Corp.	23,655
220		Cincinnati Financial Corp.	9,737
460		Hartford Financial Services Group, Inc.	31,883
170		Jefferson-Pilot Corp.	8,833
290		Lincoln National Corp.	13,537
410		Loews Corp.	28,823
260		Marsh & McLennan Cos., Inc.	8,554
200		MBIA, Inc.	12,656
900		MetLife, Inc.	36,459
150		MGIC Investment Corp.	10,337
390		Principal Financial Group	15,967
250		Progressive Corp.	21,210
1,090		Prudential Financial, Inc.	59,906
240		Safeco Corp.	12,538
320		St. Paul Travelers Cos., Inc.	11,862
160		Torchmark Corp.	9,142
400		UnumProvident Corp.	7,176
220	@@	XL Capital Ltd.	17,083

			684,268

		Internet: 0.1%
800	@	eBay, Inc.	93,023
1,280	@	Symantec Corp.	32,973
1,620	@	Yahoo!, Inc.	61,042

			187,038

		Iron/Steel: 0.0%
200		Nucor Corp.	10,468
130		United States Steel Corp.	6,663

			17,131

		Leisure Time: 0.1%
110		Brunswick Corp.	5,445
770		Carnival Corp.	44,375
380		Harley-Davidson, Inc.	23,085
160		Sabre Holdings Corp.	3,546

			76,451

		Lodging: 0.0%
130		Harrah’s Entertainment, Inc.	8,696
440		Hilton Hotels Corp.	10,006
370		Marriott Intl., Inc.	23,302
260		Starwood Hotels & Resorts Worldwide, Inc.	15,184

			57,188

		Machinery — Construction and Mining: 0.0%
170		Caterpillar, Inc.	16,577

			16,577

		Machinery — Diversified: 0.0%
40		Cummins, Inc.	3,352
320		Deere & Co.	23,807
210		Rockwell Automation, Inc.	10,406

			37,565

		Media: 0.4%
2,760	@	Comcast Corp.	91,853
320		Gannett Co., Inc.	26,144
100		Knight-Ridder, Inc.	6,694
380		McGraw-Hill Cos., Inc.	34,785
50		Meredith Corp.	2,710
270		New York Times Co.	11,016
3,240		News Corp.	60,458
5,530	@	Time Warner, Inc.	107,503
150		Tribune Co.	6,321
2,130		Viacom, Inc.	77,511
2,480		Walt Disney Co.	68,944

			493,939

		Mining: 0.0%
150		Phelps Dodge Corp.	14,838

			14,838

		Miscellaneous Manufacturing: 0.6%
970		3M Co.	79,608
130		Cooper Industries Ltd.	8,826
380		Danaher Corp.	21,816
100		Dover Corp.	4,194
350		Eastman Kodak Co.	11,288
180		Eaton Corp.	13,025
13,040		General Electric Co.	475,959
1,040		Honeywell Intl., Inc.	36,826
380		Illinois Tool Works, Inc.	35,218
210	@@	Ingersoll-Rand Co.	16,863
110		ITT Industries, Inc.	9,290
160		Pall Corp.	4,632
160		Textron, Inc.	11,808
2,490	@@	Tyco Intl., Ltd.	88,993

			818,346

See Accompanying Notes to Financial Statements

ING GET FUND SERIES P
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.0%
290		Pitney Bowes, Inc.	$13,421
1,570	@	Xerox Corp.	26,706

			40,127

		Oil and Gas: 0.9%
180		Amerada Hess Corp.	14,828
370		Anadarko Petroleum Corp.	23,980
404		Apache Corp.	20,430
780		Burlington Resources, Inc.	33,930
3,320		ChevronTexaco Corp.	174,333
1,361		ConocoPhillips	118,176
980		Devon Energy Corp.	38,142
160		EOG Resources, Inc.	11,418
10,090		Exxon Mobil Corp.	517,214
200		Kerr-McGee Corp.	11,558
400		Marathon Oil Corp.	15,044
70	@,@@	Nabors Industries, Ltd.	3,590
130	@	Noble Corp.	6,466
490		Occidental Petroleum Corp.	28,596
110		Sunoco, Inc.	8,988
340	@	Transocean, Inc.	14,413
310		Unocal Corp.	13,404
520		Valero Energy Corp.	23,608

			1,078,118

		Oil and Gas Services: 0.0%
400		Baker Hughes, Inc.	17,068
200		BJ Services Co.	9,308
500		Halliburton Co.	19,620

			45,996

		Packaging and Containers: 0.0%
220		Ball Corp.	9,675
220		Bemis Co.	6,400
300	@	Pactiv Corp.	7,587
100	@	Sealed Air Corp.	5,327

			28,989

		Pharmaceuticals: 0.6%
1,900		Abbott Laboratories	88,635
160		Allergan, Inc.	12,971
120		AmerisourceBergen Corp.	7,042
2,370		Bristol-Myers Squibb Co.	60,719
700		Cardinal Health, Inc.	40,705
940	@	Caremark Rx, Inc.	37,064
550		Eli Lilly & Co.	31,213
140	@	Express Scripts, Inc.	10,702
450	@	Forest Laboratories, Inc.	20,187
520	@	Gilead Sciences, Inc.	18,195
200	@	Hospira, Inc.	6,700
380	@	King Pharmaceuticals, Inc.	4,712
337	@	Medco Health Solutions, Inc.	14,019
2,710		Merck & Co., Inc.	87,099
9,162		Pfizer, Inc.	246,366
1,780		Schering-Plough Corp.	37,166
1,650		Wyeth	70,274

			793,769

		Pipelines: 0.0%
680		El Paso Corp.	7,072
70		Kinder Morgan, Inc.	5,119
680		Williams Cos., Inc.	11,077

			23,268

		Real Estate Investment Trusts: 0.0%
200		Equity Office Properties Trust	5,824
220		ProLogis	9,533
260		Simon Property Group, Inc.	16,814

			32,171

		Retail: 0.9%
380	@	Bed Bath & Beyond, Inc.	15,135
400		Best Buy Co., Inc.	23,768
350		Circuit City Stores, Inc.	5,474
960		Costco Wholesale Corp.	46,474
480		CVS Corp.	21,634
350		Darden Restaurants, Inc.	9,709
210		Federated Department Stores, Inc.	12,136
1,460		Gap, Inc.	30,835
4,550		Home Depot, Inc.	194,466
590		J.C. Penney Co., Inc. Holding Co.	24,426
160	@	Kohl’s Corp.	7,867
740		Limited Brands, Inc.	17,035
950		Lowe’s Cos., Inc.	54,711
360		May Department Stores Co.	10,584
2,640		McDonald’s Corp.	84,638
160		Nordstrom, Inc.	7,477
520	@	Office Depot, Inc.	9,027
300		RadioShack Corp.	9,864
1,060		Staples, Inc.	35,733
650	@	Starbucks Corp.	40,534
1,120		Target Corp.	58,162
620		TJX Cos., Inc.	15,581
440	@	Toys R US, Inc.	9,007
5,190		Wal-Mart Stores, Inc.	274,135
1,250		Walgreen Co.	47,963
250		Wendy’s Intl., Inc.	9,815
350		Yum! Brands, Inc.	16,513

			1,092,703

		Savings and Loans: 0.1%
360		Golden West Financial Corp.	22,111
160		Sovereign Bancorp, Inc.	3,608
1,080		Washington Mutual, Inc.	45,663

			71,382

		Semiconductors: 0.2%
470	@	Altera Corp.	9,729
480		Analog Devices, Inc.	17,722
2,090	@	Applied Materials, Inc.	35,739
431	@	Freescale Semiconductor Inc.	7,913
7,940		Intel Corp.	185,717
230	@	KLA-Tencor Corp.	10,713
400		Linear Technology Corp.	15,504
160		Maxim Integrated Products, Inc.	6,782
420		National Semiconductor Corp.	7,539
840		Texas Instruments, Inc.	20,681

			318,039

		Software: 0.6%
290		Adobe Systems, Inc.	18,195
420		Autodesk, Inc.	15,939
730		Automatic Data Processing, Inc.	32,376
410	@	BMC Software, Inc.	7,626
260	@	Citrix Systems, Inc.	6,378
730		Computer Associates Intl., Inc.	22,674
700	@	Compuware Corp.	4,529
160	@	Electronic Arts, Inc.	9,869
1,090		First Data Corp.	46,369
230	@	Fiserv, Inc.	9,244
280		IMS Health, Inc.	6,499
230	@	Intuit, Inc.	10,122
13,230		Microsoft Corp.	353,372
780	@	Novell, Inc.	5,265
10,970	@	Oracle Corp.	150,507
410	@	PeopleSoft, Inc.	10,857

See Accompanying Notes to Financial Statements

ING GET FUND SERIES P
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
840	@	Siebel Systems, Inc.	$8,820
510	@	Veritas Software Corp.	14,561

			733,202

		Telecommunications: 0.6%
540		Alltel Corp.	31,730
376		AT&T Corp.	7,167
500	@	Avaya, Inc.	8,600
2,280		BellSouth Corp.	63,361
260		CenturyTel, Inc.	9,222
8,190	@	Cisco Systems, Inc.	158,067
400		Citizens Communications Co.	5,516
410	@	Comverse Technology, Inc.	10,025
660	@	Corning, Inc.	7,768
5,140	@	Lucent Technologies, Inc.	19,326
2,870		Motorola, Inc.	49,364
1,370	@	Nextel Communications, Inc.	41,100
1,960		QUALCOMM, Inc.	83,104
900	@	Qwest Communications Intl., Inc.	3,996
4,130		SBC Communications, Inc.	106,430
170		Scientific-Atlanta, Inc.	5,612
1,780		Sprint Corp.	44,233
530	@	Tellabs, Inc.	4,553
4,550		Verizon Communications, Inc.	184,320

			843,494

		Textiles: 0.0%
190		Cintas Corp.	8,333

			8,333

		Toys/Games/Hobbies: 0.0%
260		Hasbro, Inc.	5,039
520		Mattel, Inc.	10,135

			15,174

		Transportation: 0.2%
600		Burlington Northern Santa Fe Corp.	28,386
280		CSX Corp.	11,222
620		FedEx Corp.	61,064
640		Norfolk Southern Corp.	23,162
60		Ryder System, Inc.	2,866
1,380		United Parcel Service, Inc.	117,935

			244,635

		Total Common Stock (Cost $13,005,512)	14,534,783

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.7%
	Federal Home Loan Mortgage Corporation: 18.4%
$20,000,000	3.380%, due 01/26/07	$18,673,540
6,250,000	3.350%, due 01/15/07	5,844,350

		24,517,890

	Federal National Mortgage Association: 28.3%
40,000,000	3.360%, due 12/15/06	37,497,839

		37,497,839

	Other: 16.0%
13,420,000	FICO STRIP, 3.210%, due 09/07/06	12,721,409
6,210,000	FICO STRIP, 3.320%, due 12/06/06	5,831,221
2,894,000	FICO STRIP, 3.330%, due 12/27/06	2,711,912

		21,264,542

	Total U.S. Government Agency Obligations (Cost $82,102,014)	83,280,271

U.S. TREASURY OBLIGATIONS: 11.7%
	Other: 11.7%
16,610,000	United States Treasury Strip Principal, 3.100%, due 02/15/07	15,566,178

	Total U.S. Treasury Obligations (Cost $15,610,816)	15,566,178

OTHER BONDS: 13.8%
	Sovereign: 13.8%
6,913,000	Israel Trust, 3.500%, due 11/15/06	6,481,829
12,673,000	Turkey Trust, 3.500%, due 11/15/06	11,882,573

	Total Other Bonds (Cost $18,072,937)	18,364,402

	Total Long-Term Investments (Cost $128,791,279)	131,745,634

SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
1,311,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200% due 01/03/05, $1,311,240 to be received upon repurchase (Collateralized by $1,220,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $1,341,435, due 05/15/12)	1,311,000

	Total Short-Term Investments (Cost $1,311,000)	1,311,000

Total Investments In Securities (Cost $130,102,279)*	100.1%	$133,056,634
Other Assets and Liabilities-Net	(0.1)	(132,763)

Net Assets	100.0%	$132,923,871

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $130,241,199. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,345,603
Gross Unrealized Depreciation	(530,168)

Net Unrealized Appreciation	$2,815,435

See Accompanying Notes to Financial Statements

ING GET FUND SERIES Q
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 17.6%
		Advertising: 0.0%
350	@	Interpublic Group of Cos., Inc.	$4,690
400		Omnicom Group, Inc.	33,728

			38,418

		Aerospace/Defense: 0.4%
3,150		Boeing Co.	163,075
750		General Dynamics Corp.	78,450
400		Goodrich Corp.	13,056
250		L-3 Communications Holdings, Inc.	18,310
1,330		Lockheed Martin Corp.	73,882
700		Northrop Grumman Corp.	38,052
1,750		Raytheon Co.	67,953
220		Rockwell Collins, Inc.	8,677
1,130		United Technologies Corp.	116,785

			578,240

		Agriculture: 0.3%
4,620		Altria Group, Inc.	282,281
1,380		Archer-Daniels-Midland Co.	30,788
550		Monsanto Co.	30,553
350		Reynolds American, Inc.	27,510
650		UST, Inc.	31,272

			402,404

		Apparel: 0.1%
550	@	Coach, Inc.	31,020
240		Jones Apparel Group, Inc.	8,777
230		Liz Claiborne, Inc.	9,708
1,010		Nike, Inc.	91,597
230		Reebok Intl., Ltd.	10,120
350		VF Corp.	19,383

			170,605

		Auto Manufacturers: 0.1%
6,770		Ford Motor Co.	99,112
1,250		General Motors Corp.	50,075
595		PACCAR, Inc.	47,886

			197,073

		Auto Parts and Equipment: 0.0%
380		Johnson Controls, Inc.	24,107

			24,107

		Banks: 1.1%
1,000		AmSouth Bancorporation	25,900
8,890		Bank of America Corp.	417,740
1,100		BB&T Corp.	46,255
500		Comerica, Inc.	30,510
250		Compass Bancshares, Inc.	12,168
500		Fifth Third Bancorp	23,640
380		First Horizon National Corp.	16,382
450		Huntington Bancshares, Inc.	11,151
1,140		KeyCorp	38,646
250		M & T Bank Corp.	26,960
670		Marshall & Ilsley Corp.	29,614
1,100		Mellon Financial Corp.	34,221
2,020		National City Corp.	75,851
975		North Fork Bancorporation, Inc.	28,129
500		Northern Trust Corp.	24,290
250		PNC Financial Services Group, Inc.	14,360
1,023		Regions Financial Corp.	36,409
730		State Street Corp.	35,858
760		SunTrust Banks, Inc.	56,149
300		Synovus Financial Corp.	8,574
1,700		The Bank of New York Co., Inc.	56,814
4,120		U.S. Bancorp	129,038
3,565		Wachovia Corp.	187,519
3,800		Wells Fargo & Co.	236,169
100		Zions Bancorporation	6,803

			1,609,150

		Beverages: 0.4%
100		Adolph Coors Co.	7,567
710		Anheuser-Busch Cos., Inc.	36,018
300		Brown-Forman Corp.	14,604
5,240		Coca-Cola Co.	218,141
1,350		Coca-Cola Enterprises, Inc.	28,148
580		Pepsi Bottling Group, Inc.	15,683
5,050		PepsiCo, Inc.	263,610

			583,771

		Biotechnology: 0.2%
2,856	@	Amgen, Inc.	183,212
700	@	Biogen Idec, Inc.	46,627
500	@	Genzyme Corp.	29,035
500	@	MedImmune, Inc.	13,555

			272,429

		Building Materials: 0.1%
570	@	American Standard Cos., Inc.	23,552
950		Masco Corp.	34,703
350		Vulcan Materials Co.	19,114

			77,369

		Chemicals: 0.3%
500		Air Products & Chemicals, Inc.	28,985
200		Ashland, Inc.	11,676
2,200		Dow Chemical Co.	108,922
2,250		E.I. du Pont de Nemours & Co.	110,362
250		Eastman Chemical Co.	14,433
230		Ecolab, Inc.	8,080
350		Engelhard Corp.	10,735
300		International Flavors & Fragrances, Inc.	12,852
600		PPG Industries, Inc.	40,896
680		Praxair, Inc.	30,022
570		Rohm & Haas Co.	25,211
400		Sherwin-Williams Co.	17,852
250		Sigma-Aldrich Corp.	15,115

			435,141

		Commercial Services: 0.2%
420	@	Apollo Group, Inc.	33,898
2,350		Cendant Corp.	54,942
410		Equifax, Inc.	11,521
500		H&R Block, Inc.	24,500
850		McKesson Corp.	26,741
400		Moody’s Corp.	34,740
1,000		Paychex, Inc.	34,080
650		R.R. Donnelley & Sons Co.	22,939
450		Robert Half Intl., Inc.	13,244

			256,605

		Computers: 1.0%
300	@	Affiliated Computer Services, Inc.	18,057
1,450	@	Apple Computer, Inc.	93,380
550	@	Computer Sciences Corp.	31,004
9,320	@	Dell, Inc.	392,744
1,150		Electronic Data Systems Corp.	26,565
4,950	@	EMC Corp.	73,607
1,000	@	Gateway, Inc.	6,010
6,587		Hewlett-Packard Co.	138,129
5,010		International Business Machines Corp.	493,885
250	@	Lexmark Intl., Inc.	21,250
200	@	NCR Corp.	13,846
1,000	@	Network Appliance, Inc.	33,220

See Accompanying Notes to Financial Statements

ING GET FUND SERIES Q
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
12,750	@	Sun Microsystems, Inc.	$68,595
850	@	Sungard Data Systems, Inc.	24,081
1,000	@	Unisys Corp.	10,180

			1,444,553

		Cosmetics/Personal Care: 0.6%
300		Alberto-Culver Co.	14,571
400		Avon Products, Inc.	15,480
1,100		Colgate-Palmolive Co.	56,276
3,780		Gillette Co.	169,268
1,090		Kimberly-Clark Corp.	71,733
9,600		Procter & Gamble Co.	528,768

			856,096

		Distribution/Wholesale: 0.0%
700		Genuine Parts Co.	30,842
300		W.W. Grainger, Inc.	19,986

			50,828

		Diversified Financial Services: 1.3%
3,760		American Express Co.	211,951
280		Bear Stearns Cos., Inc.	28,647
910		Capital One Financial Corp.	76,631
650		CIT Group, Inc.	29,783
11,380		Citigroup, Inc.	548,287
1,228		Countrywide Financial Corp.	45,448
1,100	@	E*TRADE Financial Corp.	16,445
2,080		Fannie Mae	148,117
300		Federated Investors, Inc.	9,120
550		Franklin Resources, Inc.	38,308
1,500		Freddie Mac	110,550
1,050		Goldman Sachs Group, Inc.	109,242
700		Janus Capital Group, Inc.	11,767
820		Lehman Brothers Holdings, Inc.	71,734
2,585		MBNA Corp.	72,871
2,080		Merrill Lynch & Co., Inc.	124,322
2,400		Morgan Stanley	133,248
620	@	Providian Financial Corp.	10,211
910		SLM Corp.	48,585
300		T. Rowe Price Group, Inc.	18,660

			1,863,927

		Electric: 0.4%
1,400	@	AES Corp.	19,138
200		Ameren Corp.	10,028
820		American Electric Power Co., Inc.	28,159
150		Cinergy Corp.	6,245
550		Consolidated Edison, Inc.	24,063
450		Constellation Energy Group, Inc.	19,670
300		Dominion Resources, Inc.	20,322
350		DTE Energy Co.	15,096
3,550		Duke Energy Corp.	89,921
750		Edison Intl.	24,023
500		Entergy Corp.	33,794
1,350		Exelon Corp.	59,494
700		FirstEnergy Corp.	27,657
350		FPL Group, Inc.	26,163
870	@	PG&E Corp.	28,954
250		Pinnacle West Capital Corp.	11,103
650		PPL Corp.	34,631
550		Public Service Enterprise Group, Inc.	28,474
1,630		Southern Co.	54,637
900		TXU Corp.	58,103
850		Xcel Energy, Inc.	15,470

			635,145

		Electrical Components and Equipment: 0.1%
1,230		Emerson Electric Co.	86,223

			86,223

		Electronics: 0.1%
1,250	@	Agilent Technologies, Inc.	30,124
640		Applera Corp. — Applied Biosystems Group	13,382
250	@	Fisher Scientific Intl.	15,595
460	@	Jabil Circuit, Inc.	11,767
300		Parker Hannifin Corp.	22,721
250		PerkinElmer, Inc.	5,623
1,250	@	Sanmina-SCI Corp.	10,588
2,200	@	Solectron Corp.	11,726
150		Tektronix, Inc.	4,532
500	@	Thermo Electron Corp.	15,095
350	@	Waters Corp.	16,377

			157,530

		Engineering and Construction: 0.0%
200		Fluor Corp.	10,902

			10,902

		Entertainment: 0.0%
650		International Game Technology	22,347

			22,347

		Environmental Control: 0.0%
1,120		Waste Management, Inc.	33,533

			33,533

		Food: 0.3%
850		Albertson’s, Inc.	20,298
900		Campbell Soup Co.	26,901
1,050		ConAgra Foods, Inc.	30,923
750		General Mills, Inc.	37,283
950		H.J. Heinz Co.	37,041
700		Hershey Foods Corp.	38,878
1,020		Kellogg Co.	45,552
600	@	Kroger Co.	10,524
400		McCormick & Co., Inc.	15,440
1,050	@	Safeway, Inc.	20,727
1,530		Sara Lee Corp.	36,934
350		SUPERVALU, Inc.	12,082
850		Wm. Wrigley Jr. Co.	58,811

			391,394

		Forest Products and Paper: 0.1%
600		Georgia-Pacific Corp.	22,488
1,170		International Paper Co.	49,140
350		Louisiana-Pacific Corp.	9,359
550		MeadWestvaco Corp.	18,640
400		Plum Creek Timber Co., Inc.	15,376
150		Temple-Inland, Inc.	10,260
750		Weyerhaeuser Co.	50,415

			175,678

		Gas: 0.0%
430		KeySpan Corp.	16,964
730		Sempra Energy	26,776

			43,740

		Hand/Machine Tools: 0.0%
280		Black & Decker Corp.	24,732
100		Snap-On, Inc.	3,436
230		Stanley Works	11,268

			39,436

		Healthcare — Products: 0.8%
200		Bausch & Lomb, Inc.	12,892
550		Baxter Intl., Inc.	18,997

See Accompanying Notes to Financial Statements

ING GET FUND SERIES Q
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
950		Becton Dickinson & Co.	$53,960
550		Biomet, Inc.	23,865
1,880	@	Boston Scientific Corp.	66,834
300		C.R. Bard, Inc.	19,194
270		Guidant Corp.	19,467
11,100		Johnson & Johnson	703,961
2,650		Medtronic, Inc.	131,625
960	@	St. Jude Medical, Inc.	40,253
350		Stryker Corp.	16,888
550	@	Zimmer Holdings, Inc.	44,066

			1,152,002

		Healthcare — Services: 0.3%
550		Aetna, Inc.	68,613
600	@	Humana, Inc.	17,814
300	@	Laboratory Corp. Of America Holdings	14,946
300		Manor Care, Inc.	10,629
250		Quest Diagnostics, Inc.	23,888
2,460		UnitedHealth Group, Inc.	216,553
1,060	@	WellPoint, Inc.	121,900

			474,343

		Home Builders: 0.0%
90		Centex Corp.	5,362

			5,362

		Home Furnishings: 0.0%
230		Leggett & Platt, Inc.	6,539
200		Whirlpool Corp.	13,842

			20,381

		Household Products/Wares: 0.0%
300		Avery Dennison Corp.	17,991
540		Clorox Co.	31,822
260		Fortune Brands, Inc.	20,067

			69,880

		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	15,724

			15,724

		Insurance: 0.8%
630	@@	ACE Ltd.	26,933
1,110		AFLAC, Inc.	44,222
1,500		Allstate Corp.	77,580
230		AMBAC Financial Group, Inc.	18,890
5,750		American Intl. Group, Inc.	377,602
850		AON Corp.	20,281
660		Chubb Corp.	50,754
480		CIGNA Corp.	39,154
525		Cincinnati Financial Corp.	23,237
850		Hartford Financial Services Group, Inc.	58,914
420		Jefferson-Pilot Corp.	21,823
350		Lincoln National Corp.	16,338
750		Loews Corp.	52,725
450		Marsh & McLennan Cos., Inc.	14,805
320		MBIA, Inc.	20,250
1,650		MetLife, Inc.	66,842
300		MGIC Investment Corp.	20,673
710		Principal Financial Group	29,067
450		Progressive Corp.	38,178
1,950		Prudential Financial, Inc.	107,171
400		Safeco Corp.	20,896
600		St. Paul Travelers Cos., Inc.	22,242
350		Torchmark Corp.	19,999
700		UnumProvident Corp.	12,558
400	@@	XL Capital Ltd.	31,060

			1,232,194

		Internet: 0.2%
1,400	@	eBay, Inc.	162,792
2,400	@	Symantec Corp.	61,824
2,950	@	Yahoo!, Inc.	111,156

			335,772

		Iron/Steel: 0.0%
400		Nucor Corp.	20,936
350		United States Steel Corp.	17,938

			38,874

		Leisure Time: 0.1%
360		Brunswick Corp.	17,820
1,300		Carnival Corp.	74,919
630		Harley-Davidson, Inc.	38,273
400		Sabre Holdings Corp.	8,864

			139,876

		Lodging: 0.1%
240		Harrah’s Entertainment, Inc.	16,054
1,000		Hilton Hotels Corp.	22,740
700		Marriott Intl., Inc.	44,086
550		Starwood Hotels & Resorts Worldwide, Inc.	32,120

			115,000

		Machinery — Construction and Mining: 0.0%
300		Caterpillar, Inc.	29,253

			29,253

		Machinery — Diversified: 0.1%
150		Cummins, Inc.	12,569
560		Deere & Co.	41,664
480		Rockwell Automation, Inc.	23,784

			78,017

		Media: 0.6%
4,900	@	Comcast Corp.	163,072
560		Gannett Co., Inc.	45,752
110		Knight-Ridder, Inc.	7,363
720		McGraw-Hill Cos., Inc.	65,909
170		Meredith Corp.	9,214
300		New York Times Co.	12,240
5,850		News Corp.	109,161
9,850	@	Time Warner, Inc.	191,484
290		Tribune Co.	12,221
3,830		Viacom, Inc.	139,374
4,450		Walt Disney Co.	123,710

			879,500

		Mining: 0.0%
250		Phelps Dodge Corp.	24,730

			24,730

		Miscellaneous Manufacturing: 1.0%
1,730		3M Co.	141,981
300		Cooper Industries Ltd.	20,367
820		Danaher Corp.	47,076
200		Dover Corp.	8,388
780		Eastman Kodak Co.	25,155
400		Eaton Corp.	28,944
23,490		General Electric Co.	857,385
1,740		Honeywell Intl., Inc.	61,613
650		Illinois Tool Works, Inc.	60,242
450	@@	Ingersoll-Rand Co.	36,135
240		ITT Industries, Inc.	20,268
350		Pall Corp.	10,133
330		Textron, Inc.	24,354
4,450	@@	Tyco Intl., Ltd.	159,043

			1,501,084

See Accompanying Notes to Financial Statements

ING GET FUND SERIES Q
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.0%
490		Pitney Bowes, Inc.	$22,677
2,840	@	Xerox Corp.	48,309

			70,986

		Oil and Gas: 1.3%
220		Amerada Hess Corp.	18,124
650		Anadarko Petroleum Corp.	42,127
636		Apache Corp.	32,163
1,330		Burlington Resources, Inc.	57,855
5,950		ChevronTexaco Corp.	312,434
2,463		ConocoPhillips	213,861
1,780		Devon Energy Corp.	69,277
300		EOG Resources, Inc.	21,408
18,220		Exxon Mobil Corp.	933,956
250		Kerr-McGee Corp.	14,448
890		Marathon Oil Corp.	33,473
100	@,@@	Nabors Industries, Ltd.	5,129
400	@	Noble Corp.	19,896
780		Occidental Petroleum Corp.	45,521
200		Sunoco, Inc.	16,342
600	@	Transocean, Inc.	25,434
640		Unocal Corp.	27,674
1,000		Valero Energy Corp.	45,400

			1,934,522

		Oil and Gas Services: 0.1%
700		Baker Hughes, Inc.	29,869
400		BJ Services Co.	18,616
900		Halliburton Co.	35,316

			83,801

		Packaging and Containers: 0.0%
200		Ball Corp.	8,796
280		Bemis Co.	8,145
570	@	Pactiv Corp.	14,416
200	@	Sealed Air Corp.	10,654

			42,011

		Pharmaceuticals: 1.0%
3,400		Abbott Laboratories	158,610
250		Allergan, Inc.	20,268
300		AmerisourceBergen Corp.	17,604
4,200		Bristol-Myers Squibb Co.	107,604
1,250		Cardinal Health, Inc.	72,688
1,700	@	Caremark Rx, Inc.	67,031
1,000		Eli Lilly & Co.	56,750
200	@	Express Scripts, Inc.	15,288
740	@	Forest Laboratories, Inc.	33,196
1,000	@	Gilead Sciences, Inc.	34,990
450	@	Hospira, Inc.	15,075
790	@	King Pharmaceuticals, Inc.	9,796
629	@	Medco Health Solutions, Inc.	26,166
4,820		Merck & Co., Inc.	154,915
16,786		Pfizer, Inc.	451,375
3,200		Schering-Plough Corp.	66,816
2,900		Wyeth	123,511

			1,431,683

		Pipelines: 0.0%
1,200		El Paso Corp.	12,480
100		Kinder Morgan, Inc.	7,313
1,450		Williams Cos., Inc.	23,621

			43,414

		Real Estate Investment Trusts: 0.0%
350		Equity Office Properties Trust	10,192
400		ProLogis	17,332
450		Simon Property Group, Inc.	29,102

			56,626

		Retail: 1.4%
840	@	Bed Bath & Beyond, Inc.	33,457
650		Best Buy Co., Inc.	38,623
500		Circuit City Stores, Inc.	7,820
1,700		Costco Wholesale Corp.	82,297
750		CVS Corp.	33,803
500		Darden Restaurants, Inc.	13,870
460		Federated Department Stores, Inc.	26,583
2,650		Gap, Inc.	55,968
8,210		Home Depot, Inc.	350,894
1,000		J.C. Penney Co., Inc. Holding Co.	41,400
300	@	Kohl’s Corp.	14,751
1,110		Limited Brands, Inc.	25,552
1,730		Lowe’s Cos., Inc.	99,631
550		May Department Stores Co.	16,170
4,760		McDonald’s Corp.	152,606
300		Nordstrom, Inc.	14,019
800	@	Office Depot, Inc.	13,888
310		RadioShack Corp.	10,193
1,710		Staples, Inc.	57,644
1,170	@	Starbucks Corp.	72,961
2,000		Target Corp.	103,860
1,320		TJX Cos., Inc.	33,172
600	@	Toys R US, Inc.	12,282
9,410		Wal-Mart Stores, Inc.	497,035
2,250		Walgreen Co.	86,333
370		Wendy’s Intl., Inc.	14,526
760		Yum! Brands, Inc.	35,857

			1,945,195

		Savings and Loans 0.1%
640		Golden West Financial Corp.	39,309
300		Sovereign Bancorp, Inc.	6,765
1,930		Washington Mutual, Inc.	81,600

			127,674

		Semiconductors: 0.4%
1,000	@	Altera Corp.	20,700
850		Analog Devices, Inc.	31,382
3,340	@	Applied Materials, Inc.	57,114
772	@	Freescale Semiconductor Inc.	14,174
14,140		Intel Corp.	330,734
400	@	KLA-Tencor Corp.	18,632
850		Linear Technology Corp.	32,946
310		Maxim Integrated Products, Inc.	13,141
350		National Semiconductor Corp.	6,283
1,500		Texas Instruments, Inc.	36,930

			562,036

		Software: 0.9%
490		Adobe Systems, Inc.	30,743
740		Autodesk, Inc.	28,083
1,200		Automatic Data Processing, Inc.	53,220
670	@	BMC Software, Inc.	12,462
350	@	Citrix Systems, Inc.	8,586
1,140		Computer Associates Intl., Inc.	35,408
1,350	@	Compuware Corp.	8,735
300	@	Electronic Arts, Inc.	18,504
1,922		First Data Corp.	81,762
550	@	Fiserv, Inc.	22,105
850		IMS Health, Inc.	19,729
540	@	Intuit, Inc.	23,765
23,830		Microsoft Corp.	636,498
1,100	@	Novell, Inc.	7,425
19,550	@	Oracle Corp.	268,226
800	@	PeopleSoft, Inc.	21,184

See Accompanying Notes to Financial Statements

ING GET FUND SERIES Q
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
990	@	Siebel Systems, Inc.	$10,395
1,140	@	Veritas Software Corp.	32,547

			1,319,377

		Telecommunications: 1.0%
960		Alltel Corp.	56,410
712		AT&T Corp.	13,571
1,250	@	Avaya, Inc.	21,500
4,090		BellSouth Corp.	113,661
370		CenturyTel, Inc.	13,124
14,510	@	Cisco Systems, Inc.	280,043
700		Citizens Communications Co.	9,653
610	@	Comverse Technology, Inc.	14,915
1,200	@	Corning, Inc.	14,124
9,150	@	Lucent Technologies, Inc.	34,404
5,200		Motorola, Inc.	89,440
2,600	@	Nextel Communications, Inc.	78,000
3,500		QUALCOMM, Inc.	148,400
1,600	@	Qwest Communications Intl., Inc.	7,104
7,440		SBC Communications, Inc.	191,729
450		Scientific-Atlanta, Inc.	14,855
3,200		Sprint Corp.	79,520
760	@	Tellabs, Inc.	6,528
8,200		Verizon Communications, Inc.	332,181

			1,519,162

		Textiles: 0.0%
450		Cintas Corp.	19,737

			19,737

		Toys/Games/Hobbies: 0.0%
460		Hasbro, Inc.	8,915
900		Mattel, Inc.	17,541

			26,456

		Transportation: 0.3%
1,170		Burlington Northern Santa Fe Corp.	55,353
500		CSX Corp.	20,040
1,090		FedEx Corp.	107,354
1,150		Norfolk Southern Corp.	41,619
150		Ryder System, Inc.	7,166
2,440		United Parcel Service, Inc.	208,521

			440,053

		Total Common Stock (Cost $23,076,214)	26,191,369

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.2%
		Diversified Financial Services: 4.2%
$6,000,000	@	General Electric Capital Corp., 5.000%, due 06/15/07	$6,205,854

		Total Corporate Bonds/Notes (Cost $6,166,350)	6,205,854

U.S. GOVERNMENT AGENCY OBLIGATIONS: 69.8%
		Federal Home Loan Mortgage Corporation: 12.5%
20,000,000		3.380%, due 01/26/07	18,673,540

			18,673,540

		Federal National Mortgage Association: 45.0%
3,021,000		3.480%, due 03/15/07	2,803,101
69,300,000		3.520%, due 03/15/07	64,255,444

			67,058,545

		Other: 12.3%
3,500,000		FICO STRIP, 3.400%, due 04/06/07	3,246,747
12,637,000		FICO STRIP, 3.430%, due 05/11/07	11,678,383
3,645,000		FICO STRIP, 3.450%, due 05/30/07	3,361,295

			18,286,425

		Total U.S. Government Agency Obligations (Cost $101,249,715)	104,018,510

U.S. TREASURY OBLIGATIONS: 2.5%
		U.S. Treasury STRIP: 2.5%
4,047,000		3.080%, due 02/15/07	3,795,046

		Total U.S. Treasury Obligations (Cost $3,800,165)	3,795,046

OTHER BONDS: 4.9%
		Sovereign: 4.9%
1,000,000		Israel Trust, Zero Coupon, Due 05/15/07, 3.640%, due 05/15/07	919,666
7,007,000		Israel Trust, Zero Coupon, Due 05/15/07, 3.640%, due 05/15/07	6,444,100

		Total Other Bonds (Cost $7,139,355)	7,363,766

		Total Long-Term Investments (Cost $141,431,799)	147,574,545

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
705,000		Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200% due 01/03/05, $705,129 to be received upon repurchase (Collateralized by $655,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $720,197, due 05/15/12)	705,000

		Total Short-Term Investments (Cost $705,000)	705,000

Total Investments In Securities (Cost $142,136,799)*	99.5%	$148,279,545
Other Assets and Liabilities-Net	0.5	676,213

Net Assets	100.0%	$148,955,758

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $143,018,295. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,747,769
Gross Unrealized Depreciation	(486,519)

Net Unrealized Appreciation	$5,261,250

See Accompanying Notes to Financial Statements

ING GET FUND SERIES R
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 24.3%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$16,750
550		Omnicom Group, Inc.	46,376

			63,126

		Aerospace/ Defense: 0.5%
4,150		Boeing Co.	214,845
1,050		General Dynamics Corp.	109,830
300		Goodrich Corp.	9,792
300		L-3 Communications Holdings, Inc.	21,972
1,800		Lockheed Martin Corp.	99,990
1,050		Northrop Grumman Corp.	57,078
2,350		Raytheon Co.	91,251
540		Rockwell Collins, Inc.	21,298
1,510		United Technologies Corp.	156,058

			782,114

		Agriculture: 0.4%
6,100		Altria Group, Inc.	372,710
1,900		Archer-Daniels-Midland Co.	42,389
950		Monsanto Co.	52,773
550		Reynolds American, Inc.	43,230
900		UST, Inc.	43,299

			554,401

		Apparel: 0.2%
750	@	Coach, Inc.	42,300
580		Jones Apparel Group, Inc.	21,211
470		Liz Claiborne, Inc.	19,839
1,300		Nike, Inc.	117,896
230		Reebok Intl., Ltd.	10,120
500		VF Corp.	27,690

			239,056

		Auto Manufacturers: 0.2%
9,050		Ford Motor Co.	132,492
1,700		General Motors Corp.	68,102
850		PACCAR, Inc.	68,408

			269,002

		Auto Parts and Equipment: 0.0%
700		Johnson Controls, Inc.	44,408

			44,408

		Banks: 1.5%
950		AmSouth Bancorporation	24,605
12,030		Bank of America Corp.	565,289
1,600		BB&T Corp.	67,280
650		Comerica, Inc.	39,663
350		Compass Bancshares, Inc.	17,035
700		Fifth Third Bancorp	33,096
500		First Horizon National Corp.	21,555
600		Huntington Bancshares, Inc.	14,868
1,550		KeyCorp	52,545
450		M & T Bank Corp.	48,528
600		Marshall & Ilsley Corp.	26,520
1,450		Mellon Financial Corp.	45,110
2,750		National City Corp.	103,263
1,375		North Fork Bancorporation, Inc.	39,669
700		Northern Trust Corp.	34,006
350		PNC Financial Services Group, Inc.	20,104
1,397		Regions Financial Corp.	49,719
950		State Street Corp.	46,664
1,050		SunTrust Banks, Inc.	77,574
350		Synovus Financial Corp.	10,003
2,300		The Bank of New York Co., Inc.	76,866
5,600		U.S. Bancorp	175,392
4,790		Wachovia Corp.	251,953
5,050		Wells Fargo & Co.	313,857
300		Zions Bancorporation	20,409

			2,175,573

		Beverages: 0.5%
100		Adolph Coors Co.	7,567
950		Anheuser-Busch Cos., Inc.	48,194
400		Brown-Forman Corp.	19,472
7,250		Coca-Cola Co.	301,818
1,750		Coca-Cola Enterprises, Inc.	36,488
1,100		Pepsi Bottling Group, Inc.	29,744
6,850		PepsiCo, Inc.	357,569

			800,852

		Biotechnology: 0.3%
3,842	@	Amgen, Inc.	246,464
950	@	Biogen Idec, Inc.	63,280
700	@	Genzyme Corp.	40,649
700	@	MedImmune, Inc.	18,977

			369,370

		Building Materials: 0.1%
650	@	American Standard Cos., Inc.	26,858
1,250		Masco Corp.	45,662
450		Vulcan Materials Co.	24,575

			97,095

		Chemicals: 0.4%
650		Air Products & Chemicals, Inc.	37,681
300		Ashland, Inc.	17,514
2,950		Dow Chemical Co.	146,054
3,000		E.I. du Pont de Nemours & Co.	147,149
300		Eastman Chemical Co.	17,319
350		Ecolab, Inc.	12,296
500		Engelhard Corp.	15,335
450		International Flavors & Fragrances, Inc.	19,278
950		PPG Industries, Inc.	64,752
1,050		Praxair, Inc.	46,358
900		Rohm & Haas Co.	39,807
750		Sherwin-Williams Co.	33,473
200		Sigma-Aldrich Corp.	12,092

			609,108

		Commercial Services: 0.2%
650	@	Apollo Group, Inc.	52,462
3,150		Cendant Corp.	73,647
350		Equifax, Inc.	9,835
610		H&R Block, Inc.	29,890
1,100		McKesson Corp.	34,606
500		Moody’s Corp.	43,425
1,100		Paychex, Inc.	37,488
800		R.R. Donnelley & Sons Co.	28,232
800		Robert Half Intl., Inc.	23,544

			333,129

		Computers: 1.3%
400	@	Affiliated Computer Services, Inc.	24,076
2,100	@	Apple Computer, Inc.	135,240
700	@	Computer Sciences Corp.	39,459
12,650	@	Dell, Inc.	533,070
1,550		Electronic Data Systems Corp.	35,805
7,100	@	EMC Corp.	105,577
1,300	@	Gateway, Inc.	7,813
8,800		Hewlett-Packard Co.	184,536
6,750		International Business Machines Corp.	665,414
450	@	Lexmark Intl., Inc.	38,250
250	@	NCR Corp.	17,308
1,300	@	Network Appliance, Inc.	43,186

See Accompanying Notes to Financial Statements

ING GET FUND SERIES R
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
17,200	@	Sun Microsystems, Inc.	$92,536
750	@	Sungard Data Systems, Inc.	21,248
950	@	Unisys Corp.	9,671

			1,953,189

		Cosmetics/ Personal Care: 0.8%
300		Alberto-Culver Co.	14,571
550		Avon Products, Inc.	21,285
1,550		Colgate-Palmolive Co.	79,298
5,100		Gillette Co.	228,378
1,450		Kimberly-Clark Corp.	95,425
13,000		Procter & Gamble Co.	716,040

			1,154,997

		Distribution/ Wholesale: 0.1%
950		Genuine Parts Co.	41,857
500		W.W. Grainger, Inc.	33,310

			75,167

		Diversified Financial Services: 1.8%
5,100		American Express Co.	287,486
380		Bear Stearns Cos., Inc.	38,878
1,250		Capital One Financial Corp.	105,263
850		CIT Group, Inc.	38,947
15,650		Citigroup, Inc.	754,016
1,648		Countrywide Financial Corp.	60,992
1,450	@	E*TRADE Financial Corp.	21,678
2,900		Fannie Mae	206,508
450		Federated Investors, Inc.	13,680
750		Franklin Resources, Inc.	52,238
2,000		Freddie Mac	147,400
1,400		Goldman Sachs Group, Inc.	145,656
900		Janus Capital Group, Inc.	15,129
1,100		Lehman Brothers Holdings, Inc.	96,228
3,725		MBNA Corp.	105,008
2,750		Merrill Lynch & Co., Inc.	164,368
3,250		Morgan Stanley	180,439
1,450	@	Providian Financial Corp.	23,882
1,250		SLM Corp.	66,738
400		T. Rowe Price Group, Inc.	24,880

			2,549,414

		Electric: 0.6%
1,850	@	AES Corp.	25,290
250		Ameren Corp.	12,535
1,200		American Electric Power Co., Inc.	41,208
200		Cinergy Corp.	8,326
950		Consolidated Edison, Inc.	41,563
450		Constellation Energy Group, Inc.	19,670
400		Dominion Resources, Inc.	27,096
650		DTE Energy Co.	28,035
4,800		Duke Energy Corp.	121,583
1,020		Edison Intl.	32,671
700		Entergy Corp.	47,313
1,900		Exelon Corp.	83,732
1,200		FirstEnergy Corp.	47,412
500		FPL Group, Inc.	37,375
1,150	@	PG&E Corp.	38,272
400		Pinnacle West Capital Corp.	17,764
900		PPL Corp.	47,952
750		Public Service Enterprise Group, Inc.	38,828
2,200		Southern Co.	73,744
1,200		TXU Corp.	77,471
1,200		Xcel Energy, Inc.	21,840

			889,680

		Electrical Components and Equipment: 0.1%
1,700		Emerson Electric Co.	119,170

			119,170

		Electronics: 0.2%
1,700	@	Agilent Technologies, Inc.	40,969
650		Applera Corp.— Applied Biosystems Group	13,592
450	@	Fisher Scientific Intl.	28,070
840	@	Jabil Circuit, Inc.	21,487
350		Parker Hannifin Corp.	26,509
350		PerkinElmer, Inc.	7,872
1,600	@	Sanmina-SCI Corp.	13,552
2,900	@	Solectron Corp.	15,457
350		Tektronix, Inc.	10,574
650	@	Thermo Electron Corp.	19,624
500	@	Waters Corp.	23,395

			221,101

		Engineering and Construction: 0.0%
250		Fluor Corp.	13,628

			13,628

		Entertainment: 0.0%
1,200		International Game Technology	41,256

			41,256

		Environmental Control: 0.0%
1,700		Waste Management, Inc.	50,898

			50,898

		Food: 0.4%
1,150		Albertson’s, Inc.	27,462
1,250		Campbell Soup Co.	37,363
1,550		ConAgra Foods, Inc.	45,648
1,100		General Mills, Inc.	54,681
1,250		H.J. Heinz Co.	48,738
750		Hershey Foods Corp.	41,655
1,400		Kellogg Co.	62,523
1,050	@	Kroger Co.	18,417
550		McCormick & Co., Inc.	21,230
1,400	@	Safeway, Inc.	27,636
2,350		Sara Lee Corp.	56,729
550		SUPERVALU, Inc.	18,986
1,150		Wm. Wrigley Jr. Co.	79,568

			540,636

		Forest Products and Paper: 0.2%
790		Georgia-Pacific Corp.	29,609
1,500		International Paper Co.	63,000
450		Louisiana-Pacific Corp.	12,033
750		MeadWestvaco Corp.	25,418
550		Plum Creek Timber Co., Inc.	21,142
200		Temple-Inland, Inc.	13,680
1,050		Weyerhaeuser Co.	70,581

			235,463

		Gas: 0.0%
650		KeySpan Corp.	25,643
1,000		Sempra Energy	36,680

			62,323

		Hand/ Machine Tools: 0.0%
420		Black & Decker Corp.	37,098
250		Snap-On, Inc.	8,590
350		Stanley Works	17,147

			62,835

		Healthcare — Products: 1.1%
250		Bausch & Lomb, Inc.	16,115
700		Baxter Intl., Inc.	24,178

See Accompanying Notes to Financial Statements

ING GET FUND SERIES R
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
1,260		Becton Dickinson & Co.	$71,568
850		Biomet, Inc.	36,882
2,420	@	Boston Scientific Corp.	86,031
400		C.R. Bard, Inc.	25,592
360		Guidant Corp.	25,956
15,200		Johnson & Johnson	963,983
3,500		Medtronic, Inc.	173,845
1,200	@	St. Jude Medical, Inc.	50,316
450		Stryker Corp.	21,713
750	@	Zimmer Holdings, Inc.	60,090

			1,556,269

		Healthcare — Services: 0.4%
780		Aetna, Inc.	97,305
800	@	Humana, Inc.	23,752
400	@	Laboratory Corp. Of America Holdings	19,928
350		Manor Care, Inc.	12,401
300		Quest Diagnostics, Inc.	28,665
3,350		UnitedHealth Group, Inc.	294,900
1,450	@	WellPoint, Inc.	166,750

			643,701

		Home Builders: 0.0%
190		Centex Corp.	11,320

			11,320

		Home Furnishings: 0.0%
700		Leggett & Platt, Inc.	19,901
300		Whirlpool Corp.	20,763

			40,664

		Household Products/ Wares: 0.1%
400		Avery Dennison Corp.	23,988
710		Clorox Co.	41,840
400		Fortune Brands, Inc.	30,872

			96,700

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	20,562

			20,562

		Insurance: 1.1%
900	@@	ACE Ltd.	38,475
1,500		AFLAC, Inc.	59,760
2,050		Allstate Corp.	106,026
350		AMBAC Financial Group, Inc.	28,746
7,800		American Intl. Group, Inc.	512,225
1,100		AON Corp.	26,246
1,000		Chubb Corp.	76,900
670		CIGNA Corp.	54,652
472		Cincinnati Financial Corp.	20,891
1,150		Hartford Financial Services Group, Inc.	79,707
400		Jefferson-Pilot Corp.	20,784
550		Lincoln National Corp.	25,674
1,000		Loews Corp.	70,300
650		Marsh & McLennan Cos., Inc.	21,385
550		MBIA, Inc.	34,804
2,200		MetLife, Inc.	89,122
350		MGIC Investment Corp.	24,119
950		Principal Financial Group	38,893
600		Progressive Corp.	50,904
2,650		Prudential Financial, Inc.	145,643
650		Safeco Corp.	33,956
800		St. Paul Travelers Cos., Inc.	29,656
300		Torchmark Corp.	17,142
950		UnumProvident Corp.	17,043
400	@@	XL Capital Ltd.	31,060

			1,654,113

		Internet: 0.3%
1,900	@	eBay, Inc.	220,932
3,000	@	Symantec Corp.	77,280
3,900	@	Yahoo!, Inc.	146,952

			445,164

		Iron/ Steel: 0.0%
600		Nucor Corp.	31,404
500		United States Steel Corp.	25,625

			57,029

		Leisure Time: 0.1%
300		Brunswick Corp.	14,850
1,850		Carnival Corp.	106,616
900		Harley-Davidson, Inc.	54,675
550		Sabre Holdings Corp.	12,188

			188,329

		Lodging: 0.1%
310		Harrah’s Entertainment, Inc.	20,736
1,350		Hilton Hotels Corp.	30,699
900		Marriott Intl., Inc.	56,682
700		Starwood Hotels & Resorts Worldwide, Inc.	40,880

			148,997

		Machinery — Construction and Mining: 0.0%
400		Caterpillar, Inc.	39,004

			39,004

		Machinery — Diversified: 0.1%
200		Cummins, Inc.	16,758
750		Deere & Co.	55,800
550		Rockwell Automation, Inc.	27,253

			99,811

		Media: 0.8%
6,600	@	Comcast Corp.	219,648
750		Gannett Co., Inc.	61,275
100		Knight-Ridder, Inc.	6,694
950		McGraw-Hill Cos., Inc.	86,963
170		Meredith Corp.	9,214
550		New York Times Co.	22,440
7,900		News Corp.	147,414
13,850	@	Time Warner, Inc.	269,244
400		Tribune Co.	16,856
5,200		Viacom, Inc.	189,228
5,850		Walt Disney Co.	162,630

			1,191,606

		Mining: 0.0%
400		Phelps Dodge Corp.	39,568

			39,568

		Miscellaneous Manufacturing: 1.4%
2,300		3M Co.	188,761
300		Cooper Industries Ltd.	20,367
1,100		Danaher Corp.	63,151
250		Dover Corp.	10,485
1,020		Eastman Kodak Co.	32,895
550		Eaton Corp.	39,798
32,000		General Electric Co.	1,167,999
2,450		Honeywell Intl., Inc.	86,755
900		Illinois Tool Works, Inc.	83,412
600	@@	Ingersoll-Rand Co.	48,180
300		ITT Industries, Inc.	25,335
350		Pall Corp.	10,133
400		Textron, Inc.	29,520
5,950	@@	Tyco Intl., Ltd.	212,652

			2,019,443

See Accompanying Notes to Financial Statements

ING GET FUND SERIES R
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/ Business Equipment: 0.1%
700		Pitney Bowes, Inc.	$32,396
3,850	@	Xerox Corp.	65,489

			97,885

		Oil and Gas: 1.9%
460		Amerada Hess Corp.	37,895
900		Anadarko Petroleum Corp.	58,329
832		Apache Corp.	42,074
1,700		Burlington Resources, Inc.	73,950
8,100		ChevronTexaco Corp.	425,330
3,345		ConocoPhillips	290,446
2,100		Devon Energy Corp.	81,732
350		EOG Resources, Inc.	24,976
24,700		Exxon Mobil Corp.	1,266,121
350		Kerr-McGee Corp.	20,227
1,190		Marathon Oil Corp.	44,756
200	@,@@	Nabors Industries, Ltd.	10,258
500	@	Noble Corp.	24,870
1,050		Occidental Petroleum Corp.	61,278
250		Sunoco, Inc.	20,428
850	@	Transocean, Inc.	36,032
850		Unocal Corp.	36,754
1,200		Valero Energy Corp.	54,480

			2,609,936

		Oil and Gas Services: 0.1%
950		Baker Hughes, Inc.	40,537
550		BJ Services Co.	25,597
1,200		Halliburton Co.	47,088

			113,222

		Packaging and Containers: 0.0%
400		Ball Corp.	17,592
300		Bemis Co.	8,727
500	@	Pactiv Corp.	12,645
300	@	Sealed Air Corp.	15,981

			54,945

		Pharmaceuticals: 1.3%
4,600		Abbott Laboratories	214,590
450		Allergan, Inc.	36,482
400		AmerisourceBergen Corp.	23,472
5,650		Bristol-Myers Squibb Co.	144,753
1,700		Cardinal Health, Inc.	98,855
2,300	@	Caremark Rx, Inc.	90,689
1,350		Eli Lilly & Co.	76,613
300	@	Express Scripts, Inc.	22,932
1,050	@	Forest Laboratories, Inc.	47,103
1,300	@	Gilead Sciences, Inc.	45,487
600	@	Hospira, Inc.	20,100
300	@	King Pharmaceuticals, Inc.	3,720
852	@	Medco Health Solutions, Inc.	35,443
6,400		Merck & Co., Inc.	205,696
22,660		Pfizer, Inc.	609,327
4,300		Schering-Plough Corp.	89,784
3,800		Wyeth	161,842

			1,926,888

		Pipelines: 0.0%
1,650		El Paso Corp.	17,160
150		Kinder Morgan, Inc.	10,970
1,300		Williams Cos., Inc.	21,177

			49,307

		Real Estate Investment Trusts: 0.1%
500		Equity Office Properties Trust	14,560
500		ProLogis	21,665
650		Simon Property Group, Inc.	42,036

			78,261

		Retail: 1.9%
850	@	Bed Bath & Beyond, Inc.	33,856
950		Best Buy Co., Inc.	56,449
1,050		Circuit City Stores, Inc.	16,422
2,300		Costco Wholesale Corp.	111,343
1,400		CVS Corp.	63,098
650		Darden Restaurants, Inc.	18,031
500		Federated Department Stores, Inc.	28,895
3,540		Gap, Inc.	74,765
11,080		Home Depot, Inc.	473,558
1,450		J.C. Penney Co., Inc. Holding Co.	60,030
400	@	Kohl’s Corp.	19,668
1,700		Limited Brands, Inc.	39,134
2,230		Lowe’s Cos., Inc.	128,426
800		May Department Stores Co.	23,520
6,450		McDonald’s Corp.	206,786
550		Nordstrom, Inc.	25,702
1,420	@	Office Depot, Inc.	24,651
750		RadioShack Corp.	24,660
2,600		Staples, Inc.	87,646
1,600	@	Starbucks Corp.	99,776
2,650		Target Corp.	137,615
1,800		TJX Cos., Inc.	45,234
800	@	Toys R US, Inc.	16,376
12,600		Wal-Mart Stores, Inc.	665,531
3,050		Walgreen Co.	117,029
600		Wendy’s Intl., Inc.	23,556
1,000		Yum! Brands, Inc.	47,180

			2,668,937

		Savings and Loans: 0.1%
860		Golden West Financial Corp.	52,821
400		Sovereign Bancorp, Inc.	9,020
2,500		Washington Mutual, Inc.	105,700

			167,541

		Semiconductors: 0.5%
1,050	@	Altera Corp.	21,735
1,150		Analog Devices, Inc.	42,458
4,850	@	Applied Materials, Inc.	82,935
1,037	@	Freescale Semiconductor Inc.	19,039
19,100		Intel Corp.	446,749
600	@	KLA-Tencor Corp.	27,948
1,150		Linear Technology Corp.	44,574
400		Maxim Integrated Products, Inc.	16,956
1,150		National Semiconductor Corp.	20,643
2,050		Texas Instruments, Inc.	50,471

			773,508

		Software: 1.2%
650		Adobe Systems, Inc.	40,781
1,000		Autodesk, Inc.	37,950
1,700		Automatic Data Processing, Inc.	75,395
1,050	@	BMC Software, Inc.	19,530
450	@	Citrix Systems, Inc.	11,039
1,700		Computer Associates Intl., Inc.	52,802
1,800	@	Compuware Corp.	11,646
350	@	Electronic Arts, Inc.	21,588
2,537		First Data Corp.	107,923
850	@	Fiserv, Inc.	34,162
1,050		IMS Health, Inc.	24,371
700	@	Intuit, Inc.	30,807
32,450		Microsoft Corp.	866,739
1,450	@	Novell, Inc.	9,788
26,300	@	Oracle Corp.	360,835
1,100	@	PeopleSoft, Inc.	29,128

See Accompanying Notes to Financial Statements

ING GET FUND SERIES R
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
1,740	@	Siebel Systems, Inc.	$18,270
1,500	@	Veritas Software Corp.	42,825

			1,795,579

		Telecommunications: 1.4%
1,300		Alltel Corp.	76,388
920		AT&T Corp.	17,535
1,500	@	Avaya, Inc.	25,800
5,500		BellSouth Corp.	152,845
600		CenturyTel, Inc.	21,282
19,950	@	Cisco Systems, Inc.	385,034
1,150		Citizens Communications Co.	15,859
1,000	@	Comverse Technology, Inc.	24,450
1,600	@	Corning, Inc.	18,832
12,350	@	Lucent Technologies, Inc.	46,436
7,050		Motorola, Inc.	121,260
3,300	@	Nextel Communications, Inc.	99,000
4,700		QUALCOMM, Inc.	199,280
2,200	@	Qwest Communications Intl., Inc.	9,768
10,050		SBC Communications, Inc.	258,988
700		Scientific-Atlanta, Inc.	23,107
4,350		Sprint Corp.	108,098
1,350	@	Tellabs, Inc.	11,597
11,100		Verizon Communications, Inc.	449,660

			2,065,219

		Textiles: 0.0%
600		Cintas Corp.	26,316

			26,316

		Toys/ Games/ Hobbies: 0.0%
950		Hasbro, Inc.	18,411
1,550		Mattel, Inc.	30,210

			48,621

		Transportation: 0.4%
1,300		Burlington Northern Santa Fe Corp.	61,503
650		CSX Corp.	26,052
1,500		FedEx Corp.	147,735
1,550		Norfolk Southern Corp.	56,095
200		Ryder System, Inc.	9,554
3,400		United Parcel Service, Inc.	290,564

			591,503

		Total Common Stock (Cost $31,222,655)	35,626,939

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.7%
	Federal National Mortgage Association: 47.1%
$67,000,000	3.560%, due 06/15/07	$61,543,654
6,250,000	3.520%, due 07/15/07	5,730,556
2,000,000	3.570%, due 09/15/07	1,821,486

		69,095,696

	Other: 8.6%
3,720,000	FICO STRIP, 3.460%, due 06/06/07	3,428,036
7,558,000	FICO STRIP, 3.590%, due 12/06/07	6,829,650
2,653,000	FICO STRIP, 3.600%, due 12/27/07	2,392,176

		12,649,862

	Total U.S. Government Agency Obligations (Cost $80,351,136)	81,745,558

U.S. TREASURY OBLIGATIONS: 11.7%
	U.S. Treasury STRIP: 11.7%
18,510,000	United States Treasury STRIP Principal, 3.180%, due 05/15/07	17,186,239

	Total U.S. Treasury Obligations (Cost $17,218,245)	17,186,239

OTHER BONDS: 7.6%
	Sovereign: 7.6%
9,063,000	Israel Trust, 3.780%, due 11/15/07	8,163,443
3,185,000	Turkey Trust, 3.640%, due 05/15/07	2,929,136

	Total Other Bonds (Cost $11,092,651)	11,092,579

	Total Long-Term Investments (Cost $139,884,687)	145,651,315

SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
1,226,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.2000% due 01/03/05, $1,226,225 to be received upon repurchase (Collateralized by $1,140,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $1,253,472, due 05/15/12)	1,226,000

	Total Short-Term Investments (Cost $1,226,000)	1,226,000

Total Investments In Securities (Cost $141,110,687)*	100.1%	$146,877,315
Other Assets and Liabilities-Net	(0.1)	(111,730)

Net Assets	100.0%	$146,765,585

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $141,850,875. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,776,968
Gross Unrealized Depreciation	(750,528)

Net Unrealized Appreciation	$5,026,440

See Accompanying Notes to Financial Statements

ING GET FUND SERIES S
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 25.5%
		Advertising: 0.0%
650	@	Interpublic Group of Cos., Inc.	$8,710
950		Omnicom Group, Inc.	80,104

			88,814

		Aerospace/ Defense: 0.6%
6,000		Boeing Co.	310,619
1,400		General Dynamics Corp.	146,440
450		Goodrich Corp.	14,688
450		L-3 Communications Holdings, Inc.	32,958
2,650		Lockheed Martin Corp.	147,208
1,600		Northrop Grumman Corp.	86,976
3,400		Raytheon Co.	132,022
780		Rockwell Collins, Inc.	30,763
2,150		United Technologies Corp.	222,203

			1,123,877

		Agriculture: 0.4%
8,900		Altria Group, Inc.	543,790
2,750		Archer-Daniels-Midland Co.	61,353
1,500		Monsanto Co.	83,325
800		Reynolds American, Inc.	62,880
1,300		UST, Inc.	62,543

			813,891

		Apparel: 0.2%
1,100	@	Coach, Inc.	62,040
510		Jones Apparel Group, Inc.	18,651
460		Liz Claiborne, Inc.	19,417
1,900		Nike, Inc.	172,310
400		Reebok Intl., Ltd.	17,600
750		VF Corp.	41,535

			331,553

		Auto Manufacturers: 0.2%
13,100		Ford Motor Co.	191,784
2,500		General Motors Corp.	100,150
1,015		PACCAR, Inc.	81,687

			373,621

		Auto Parts and Equipment: 0.0%
950		Johnson Controls, Inc.	60,268

			60,268

		Banks: 1.5%
2,000		AmSouth Bancorporation	51,800
17,608		Bank of America Corp.	827,399
2,350		BB&T Corp.	98,818
950		Comerica, Inc.	57,969
500		Compass Bancshares, Inc.	24,335
1,000		Fifth Third Bancorp	47,280
650		First Horizon National Corp.	28,022
850		Huntington Bancshares, Inc.	21,063
2,250		KeyCorp	76,275
600		M & T Bank Corp.	64,704
1,050		Marshall & Ilsley Corp.	46,410
2,000		Mellon Financial Corp.	62,220
4,000		National City Corp.	150,200
1,975		North Fork Bancorporation, Inc.	56,979
1,000		Northern Trust Corp.	48,580
500		PNC Financial Services Group, Inc.	28,720
2,008		Regions Financial Corp.	71,465
1,400		State Street Corp.	68,768
1,550		SunTrust Banks, Inc.	114,514
550		Synovus Financial Corp.	15,719
3,350		The Bank of New York Co., Inc.	111,957
8,150		U.S. Bancorp	255,258
7,024		Wachovia Corp.	369,461
7,300		Wells Fargo & Co.	453,694
150		Zions Bancorporation	10,205

			3,161,815

		Beverages: 0.6%
250		Adolph Coors Co.	18,918
1,400		Anheuser-Busch Cos., Inc.	71,022
600		Brown-Forman Corp.	29,208
10,550		Coca-Cola Co.	439,197
2,450		Coca-Cola Enterprises, Inc.	51,083
1,050		Pepsi Bottling Group, Inc.	28,392
10,000		PepsiCo, Inc.	521,999

			1,159,819

		Biotechnology: 0.3%
5,600	@	Amgen, Inc.	359,240
1,400	@	Biogen Idec, Inc.	93,254
1,000	@	Genzyme Corp.	58,070
1,050	@	MedImmune, Inc.	28,466
300	@	Millipore Corp.	14,943

			553,973

		Building Materials: 0.1%
950	@	American Standard Cos., Inc.	39,254
1,850		Masco Corp.	67,581
700		Vulcan Materials Co.	38,227

			145,062

		Chemicals: 0.4%
1,000		Air Products & Chemicals, Inc.	57,970
400		Ashland, Inc.	23,352
4,250		Dow Chemical Co.	210,417
4,750		E.I. du Pont de Nemours & Co.	232,987
450		Eastman Chemical Co.	25,979
500		Ecolab, Inc.	17,565
700		Engelhard Corp.	21,469
400		International Flavors & Fragrances, Inc.	17,136
1,400		PPG Industries, Inc.	95,424
1,450		Praxair, Inc.	64,018
1,200		Rohm & Haas Co.	53,076
750		Sherwin-Williams Co.	33,473
450		Sigma-Aldrich Corp.	27,207

			880,073

		Commercial Services: 0.2%
850	@	Apollo Group, Inc.	68,604
4,600		Cendant Corp.	107,547
700		Equifax, Inc.	19,670
1,080		H&R Block, Inc.	52,920
1,500		McKesson Corp.	47,190
750		Moody’s Corp.	65,138
1,600		Paychex, Inc.	54,528
700		R.R. Donnelley & Sons Co.	24,703
650		Robert Half Intl., Inc.	19,130

			459,430

		Computers: 1.4%
550	@	Affiliated Computer Services, Inc.	33,105
2,800	@	Apple Computer, Inc.	180,320
1,000	@	Computer Sciences Corp.	56,370
18,450	@	Dell, Inc.	777,482
2,300		Electronic Data Systems Corp.	53,130
10,250	@	EMC Corp.	152,418
1,800	@	Gateway, Inc.	10,818
12,750		Hewlett-Packard Co.	267,367
9,800		International Business Machines Corp.	966,083
540	@	Lexmark Intl., Inc.	45,900
450	@	NCR Corp.	31,154

See Accompanying Notes to Financial Statements

ING GET FUND SERIES S
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
1,800	@	Network Appliance, Inc.	$59,796
25,100	@	Sun Microsystems, Inc.	135,038
1,550	@	Sungard Data Systems, Inc.	43,912
1,850	@	Unisys Corp.	18,833

			2,831,726

		Cosmetics/ Personal Care: 0.8%
450		Alberto-Culver Co.	21,857
800		Avon Products, Inc.	30,960
2,250		Colgate-Palmolive Co.	115,110
7,400		Gillette Co.	331,372
2,150		Kimberly-Clark Corp.	141,492
19,000		Procter & Gamble Co.	1,046,519

			1,687,310

		Distribution/ Wholesale: 0.1%
1,350		Genuine Parts Co.	59,481
700		W.W. Grainger, Inc.	46,634

			106,115

		Diversified Financial Services: 1.8%
7,450		American Express Co.	419,957
520		Bear Stearns Cos., Inc.	53,201
1,820		Capital One Financial Corp.	153,262
1,250		CIT Group, Inc.	57,275
22,800		Citigroup, Inc.	1,098,503
2,448		Countrywide Financial Corp.	90,600
2,000	@	E*TRADE Financial Corp.	29,900
4,190		Fannie Mae	298,370
600		Federated Investors, Inc.	18,240
1,100		Franklin Resources, Inc.	76,615
2,890		Freddie Mac	212,993
2,000		Goldman Sachs Group, Inc.	208,080
1,300		Janus Capital Group, Inc.	21,853
1,600		Lehman Brothers Holdings, Inc.	139,968
5,400		MBNA Corp.	152,226
4,000		Merrill Lynch & Co., Inc.	239,080
4,800		Morgan Stanley	266,496
2,100	@	Providian Financial Corp.	34,587
2,100		SLM Corp.	112,119
550		T. Rowe Price Group, Inc.	34,210

			3,717,535

		Electric: 0.6%
3,500	@	AES Corp.	47,845
350		Ameren Corp.	17,549
1,700		American Electric Power Co., Inc.	58,378
300		Cinergy Corp.	12,489
1,300		Consolidated Edison, Inc.	56,875
800		Constellation Energy Group, Inc.	34,968
550		Dominion Resources, Inc.	37,257
950		DTE Energy Co.	40,974
7,000		Duke Energy Corp.	177,309
1,440		Edison Intl.	46,123
1,000		Entergy Corp.	67,590
2,750		Exelon Corp.	121,192
1,700		FirstEnergy Corp.	67,167
750		FPL Group, Inc.	56,063
2,200	@	PG&E Corp.	73,216
550		Pinnacle West Capital Corp.	24,426
1,300		PPL Corp.	69,264
1,050		Public Service Enterprise Group, Inc.	54,359
3,250		Southern Co.	108,940
1,750		TXU Corp.	112,980
1,750		Xcel Energy, Inc.	31,850

			1,316,814

		Electrical Components and Equipment: 0.1%
2,450		Emerson Electric Co.	171,745

			171,745

		Electronics: 0.2%
2,350	@	Agilent Technologies, Inc.	56,634
850		Applera Corp. — Applied Biosystems Group	17,774
650	@	Fisher Scientific Intl.	40,547
890	@	Jabil Circuit, Inc.	22,766
550		Parker Hannifin Corp.	41,657
950		PerkinElmer, Inc.	21,366
2,000	@	Sanmina-SCI Corp.	16,940
4,000	@	Solectron Corp.	21,320
500		Tektronix, Inc.	15,105
900	@	Thermo Electron Corp.	27,171
650	@	Waters Corp.	30,414

			311,694

		Engineering and Construction: 0.0%
400		Fluor Corp.	21,804

			21,804

		Entertainment: 0.0%
1,500		International Game Technology	51,570

			51,570

		Environmental Control: 0.0%
2,500		Waste Management, Inc.	74,850

			74,850

		Food: 0.4%
1,700		Albertson’s, Inc.	40,596
1,800		Campbell Soup Co.	53,802
2,650		ConAgra Foods, Inc.	78,043
1,900		General Mills, Inc.	94,449
1,750		H.J. Heinz Co.	68,233
1,050		Hershey Foods Corp.	58,317
1,900		Kellogg Co.	84,854
1,500	@	Kroger Co.	26,310
750		McCormick & Co., Inc.	28,950
2,050	@	Safeway, Inc.	40,467
4,000		Sara Lee Corp.	96,560
850		SUPERVALU, Inc.	29,342
1,650		Wm. Wrigley Jr. Co.	114,163

			814,086

		Forest Products and Paper: 0.2%
1,150		Georgia-Pacific Corp.	43,102
2,200		International Paper Co.	92,400
690		Louisiana-Pacific Corp.	18,451
1,000		MeadWestvaco Corp.	33,890
800		Plum Creek Timber Co., Inc.	30,752
300		Temple-Inland, Inc.	20,520
1,550		Weyerhaeuser Co.	104,191

			343,306

		Gas: 0.0%
950		KeySpan Corp.	37,478
990		Sempra Energy	36,313

			73,791

		Hand/ Machine Tools: 0.0%
620		Black & Decker Corp.	54,765
200		Snap-On, Inc.	6,872
500		Stanley Works	24,495

			86,132

		Healthcare — Products: 1.1%
300		Bausch & Lomb, Inc.	19,338
1,050		Baxter Intl., Inc.	36,267

See Accompanying Notes to Financial Statements

ING GET FUND SERIES S
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
1,880		Becton Dickinson & Co.	$106,784
1,350		Biomet, Inc.	58,577
3,500	@	Boston Scientific Corp.	124,425
600		C.R. Bard, Inc.	38,388
530		Guidant Corp.	38,213
21,950		Johnson & Johnson	1,392,068
5,100		Medtronic, Inc.	253,317
1,800	@	St. Jude Medical, Inc.	75,474
700		Stryker Corp.	33,775
1,100	@	Zimmer Holdings, Inc.	88,132

			2,264,758

		Healthcare — Services: 0.5%
1,160		Aetna, Inc.	144,710
1,100	@	Humana, Inc.	32,659
600	@	Laboratory Corp. Of America Holdings	29,892
500		Manor Care, Inc.	17,715
450		Quest Diagnostics, Inc.	42,998
4,850		UnitedHealth Group, Inc.	426,945
2,150	@	WellPoint, Inc.	247,250

			942,169

		Home Builders: 0.0%
200		Centex Corp.	11,916

			11,916

		Home Furnishings: 0.0%
1,100		Leggett & Platt, Inc.	31,273
300		Whirlpool Corp.	20,763

			52,036

		Household Products/ Wares: 0.1%
550		Avery Dennison Corp.	32,984
1,000		Clorox Co.	58,930
800		Fortune Brands, Inc.	61,744

			153,658

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	30,238

			30,238

		Insurance: 1.2%
1,300	@@	ACE Ltd.	55,575
2,200		AFLAC, Inc.	87,648
3,000		Allstate Corp.	155,160
450		AMBAC Financial Group, Inc.	36,959
11,400		American Intl. Group, Inc.	748,637
1,550		AON Corp.	36,983
1,250		Chubb Corp.	96,125
960		CIGNA Corp.	78,307
840		Cincinnati Financial Corp.	37,178
1,650		Hartford Financial Services Group, Inc.	114,362
750		Jefferson-Pilot Corp.	38,970
800		Lincoln National Corp.	37,344
1,450		Loews Corp.	101,935
900		Marsh & McLennan Cos., Inc.	29,610
800		MBIA, Inc.	50,624
3,250		MetLife, Inc.	131,658
500		MGIC Investment Corp.	34,455
1,400		Principal Financial Group	57,316
900		Progressive Corp.	76,356
3,850		Prudential Financial, Inc.	211,595
900		Safeco Corp.	47,016
1,150		St. Paul Travelers Cos., Inc.	42,631
500		Torchmark Corp.	28,570
1,400		UnumProvident Corp.	25,116
600	@@	XL Capital Ltd.	46,590

			2,406,720

		Internet: 0.3%
2,750	@	eBay, Inc.	319,770
4,400	@	Symantec Corp.	113,344
5,650	@	Yahoo!, Inc.	212,892

			646,006

		Iron/ Steel: 0.0%
800		Nucor Corp.	41,872
700		United States Steel Corp.	35,875

			77,747

		Leisure Time: 0.1%
550		Brunswick Corp.	27,225
2,650		Carnival Corp.	152,720
1,300		Harley-Davidson, Inc.	78,975
750		Sabre Holdings Corp.	16,620

			275,540

		Lodging: 0.1%
530		Harrah’s Entertainment, Inc.	35,452
1,850		Hilton Hotels Corp.	42,069
1,200		Marriott Intl., Inc.	75,576
1,000		Starwood Hotels & Resorts Worldwide, Inc.	58,400

			211,497

		Machinery — Construction and Mining: 0.0%
600		Caterpillar, Inc.	58,506

			58,506

		Machinery — Diversified: 0.1%
250		Cummins, Inc.	20,948
1,050		Deere & Co.	78,120
900		Rockwell Automation, Inc.	44,595

			143,663

		Media: 0.9%
9,600	@	Comcast Corp.	319,488
1,100		Gannett Co., Inc.	89,870
150		Knight-Ridder, Inc.	10,041
1,400		McGraw-Hill Cos., Inc.	128,156
340		Meredith Corp.	18,428
750		New York Times Co.	30,600
11,550		News Corp.	215,523
20,100	@	Time Warner, Inc.	390,743
550		Tribune Co.	23,177
7,550		Viacom, Inc.	274,745
8,500		Walt Disney Co.	236,300

			1,737,071

		Mining: 0.0%
600		Phelps Dodge Corp.	59,352

			59,352

		Miscellaneous Manufacturing: 1.4%
3,350		3M Co.	274,935
500		Cooper Industries Ltd.	33,945
1,300		Danaher Corp.	74,633
350		Dover Corp.	14,679
1,410		Eastman Kodak Co.	45,473
750		Eaton Corp.	54,270
46,600		General Electric Co.	1,700,899
3,550		Honeywell Intl., Inc.	125,706
1,250		Illinois Tool Works, Inc.	115,850
850	@@	Ingersoll-Rand Co.	68,255
400		ITT Industries, Inc.	33,780
600		Pall Corp.	17,370
820		Textron, Inc.	60,516
8,700	@@	Tyco Intl., Ltd.	310,937

			2,931,248

See Accompanying Notes to Financial Statements

ING GET FUND SERIES S
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/ Business Equipment: 0.1%
950		Pitney Bowes, Inc.	$43,966
5,600	@	Xerox Corp.	95,256

			139,222

		Oil and Gas: 2.0%
670		Amerada Hess Corp.	55,195
1,350		Anadarko Petroleum Corp.	87,494
1,222		Apache Corp.	61,797
2,900		Burlington Resources, Inc.	126,150
11,850		ChevronTexaco Corp.	622,243
4,850		ConocoPhillips	421,125
3,400		Devon Energy Corp.	132,327
600		EOG Resources, Inc.	42,816
36,400		Exxon Mobil Corp.	1,865,863
500		Kerr-McGee Corp.	28,895
1,700		Marathon Oil Corp.	63,937
300	@,@@	Nabors Industries, Ltd.	15,387
700	@	Noble Corp.	34,818
1,510		Occidental Petroleum Corp.	88,124
550		Sunoco, Inc.	44,941
1,200	@	Transocean, Inc.	50,868
1,050		Unocal Corp.	45,402
1,700		Valero Energy Corp.	77,180

			3,864,562

		Oil and Gas Services: 0.1%
1,400		Baker Hughes, Inc.	59,738
750		BJ Services Co.	34,905
1,750		Halliburton Co.	68,670

			163,313

		Packaging and Containers: 0.0%
860		Ball Corp.	37,822
800		Bemis Co.	23,272
550	@	Pactiv Corp.	13,910
350	@	Sealed Air Corp.	18,645

			93,649

		Pharmaceuticals: 1.4%
6,650		Abbott Laboratories	310,222
650		Allergan, Inc.	52,696
550		AmerisourceBergen Corp.	32,274
8,250		Bristol-Myers Squibb Co.	211,365
2,500		Cardinal Health, Inc.	145,375
3,400	@	Caremark Rx, Inc.	134,062
2,000		Eli Lilly & Co.	113,500
400	@	Express Scripts, Inc.	30,576
1,800	@	Forest Laboratories, Inc.	80,748
1,900	@	Gilead Sciences, Inc.	66,481
800	@	Hospira, Inc.	26,800
1,500	@	King Pharmaceuticals, Inc.	18,600
1,246	@	Medco Health Solutions, Inc.	51,834
9,600		Merck & Co., Inc.	308,544
32,990		Pfizer, Inc.	887,100
6,250		Schering-Plough Corp.	130,500
5,500		Wyeth	234,245

			2,834,922

		Pipelines: 0.0%
2,400		El Paso Corp.	24,960
200		Kinder Morgan, Inc.	14,626
2,650		Williams Cos., Inc.	43,169

			82,755

		Real Estate Investment Trusts: 0.1%
700		Equity Office Properties Trust	20,384
750		ProLogis	32,498
900		Simon Property Group, Inc.	58,203

			111,085

		Retail: 2.0%
1,550	@	Bed Bath & Beyond, Inc.	61,737
1,600		Best Buy Co., Inc.	95,072
1,500		Circuit City Stores, Inc.	23,460
3,150		Costco Wholesale Corp.	152,492
2,000		CVS Corp.	90,140
900		Darden Restaurants, Inc.	24,966
750		Federated Department Stores, Inc.	43,343
5,180		Gap, Inc.	109,402
16,200		Home Depot, Inc.	692,387
2,000		J.C. Penney Co., Inc. Holding Co.	82,800
600	@	Kohl’s Corp.	29,502
2,500		Limited Brands, Inc.	57,550
3,220		Lowe’s Cos., Inc.	185,439
1,150		May Department Stores Co.	33,810
9,450		McDonald’s Corp.	302,966
750		Nordstrom, Inc.	35,048
1,990	@	Office Depot, Inc.	34,546
1,090		RadioShack Corp.	35,839
3,770		Staples, Inc.	127,087
2,300	@	Starbucks Corp.	143,428
3,850		Target Corp.	199,930
2,450		TJX Cos., Inc.	61,569
1,150	@	Toys R US, Inc.	23,541
18,700		Wal-Mart Stores, Inc.	987,733
4,450		Walgreen Co.	170,747
900		Wendy’s Intl., Inc.	35,334
1,450		Yum! Brands, Inc.	68,411

			3,908,279

		Savings and Loans: 0.1%
1,220		Golden West Financial Corp.	74,932
600		Sovereign Bancorp, Inc.	13,530
3,650		Washington Mutual, Inc.	154,322

			242,784

		Semiconductors: 0.6%
1,500	@	Altera Corp.	31,050
1,700		Analog Devices, Inc.	62,764
7,000	@	Applied Materials, Inc.	119,700
1,512	@	Freescale Semiconductor Inc.	27,760
27,850		Intel Corp.	651,412
850	@	KLA-Tencor Corp.	39,593
1,600		Linear Technology Corp.	62,016
600		Maxim Integrated Products, Inc.	25,434
1,700		National Semiconductor Corp.	30,515
3,000		Texas Instruments, Inc.	73,860

			1,124,104

		Software: 1.3%
1,250		Adobe Systems, Inc.	78,425
1,400		Autodesk, Inc.	53,130
2,500		Automatic Data Processing, Inc.	110,874
1,460	@	BMC Software, Inc.	27,156
1,200	@	Citrix Systems, Inc.	29,436
3,000		Computer Associates Intl., Inc.	93,180
2,450	@	Compuware Corp.	15,852
520	@	Electronic Arts, Inc.	32,074
3,678		First Data Corp.	156,461
900	@	Fiserv, Inc.	36,171
1,550		IMS Health, Inc.	35,976
950	@	Intuit, Inc.	41,810
47,150		Microsoft Corp.	1,259,376
1,350	@	Novell, Inc.	9,113
38,350	@	Oracle Corp.	526,161
1,500	@	PeopleSoft, Inc.	39,720

See Accompanying Notes to Financial Statements

ING GET FUND SERIES S
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
1,940	@	Siebel Systems, Inc.	$20,370
2,100	@	Veritas Software Corp.	59,955

			2,625,240

		Telecommunications: 1.5%
1,900		Alltel Corp.	111,644
1,350		AT&T Corp.	25,731
2,050	@	Avaya, Inc.	35,260
8,000		BellSouth Corp.	222,320
800		CenturyTel, Inc.	28,376
29,100	@	Cisco Systems, Inc.	561,629
1,300		Citizens Communications Co.	17,927
1,200	@	Comverse Technology, Inc.	29,340
2,350	@	Corning, Inc.	27,660
17,950	@	Lucent Technologies, Inc.	67,492
10,250		Motorola, Inc.	176,300
4,800	@	Nextel Communications, Inc.	144,000
6,800		QUALCOMM, Inc.	288,320
3,200	@	Qwest Communications Intl., Inc.	14,208
14,650		SBC Communications, Inc.	377,531
1,050		Scientific-Atlanta, Inc.	34,661
6,400		Sprint Corp.	159,040
3,000	@	Tellabs, Inc.	25,770
16,200		Verizon Communications, Inc.	656,261

			3,003,470

		Textiles: 0.0%
800		Cintas Corp.	35,088

			35,088

		Toys/ Games/ Hobbies: 0.0%
1,300		Hasbro, Inc.	25,194
2,150		Mattel, Inc.	41,904

			67,098

		Transportation: 0.4%
2,300		Burlington Northern Santa Fe Corp.	108,813
950		CSX Corp.	38,076
2,200		FedEx Corp.	216,678
2,250		Norfolk Southern Corp.	81,428
500		Ryder System, Inc.	23,885
4,900		United Parcel Service, Inc.	418,754

			887,634

		Total Common Stock (Cost $45,491,897)	51,946,004

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.1%
	Federal Home Loan Bank: 17.8%
$40,000,000	3.670%, due 09/14/07	$36,341,800

		36,341,800

	Federal Home Loan Mortgage Corporation: 18.1%
40,000,000	3.570%, due 09/14/07	36,433,760
538,000	3.570%, due 09/15/07	489,980

		36,923,740

	Federal National Mortgage Association: 22.2%
50,000,000	3.630%, due 09/14/07	45,470,500

		45,470,500

	Total U.S. Government Agency Obligations (Cost $119,426,832)	118,736,040

U.S. TREASURY OBLIGATIONS: 10.6%
	U.S. Treasury STRIP: 10.6%
23,395,000	3.210%, due 08/15/07	21,535,636

	Total U.S. Treasury Obligations (Cost $21,659,538)	21,535,636

OTHER BONDS: 5.1%
	Sovereign: 5.1%
10,163,000	Israel Trust, 3.780%, due 11/15/07	9,154,261
1,450,000	Turkey Trust, 3.780%, due 11/15/07	1,306,079

	Total Other Bonds (Cost $10,627,704)	10,460,340

	Total Long-Term Investments (Cost $197,205,971)	202,678,020

SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
1,563,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.2000% due 01/03/05, $1,563,000 to be received upon repurchase (Collateralized by Federal Home Loan Mortgage Corporation, 0.000%, Market Value plus accrued interest $1,597,948, due 08/25/14)	1,563,000

	Total Short-Term Investments (Cost $1,563,000)	1,563,000

Total Investments In Securities (Cost $198,768,971)*	100.1%	$204,241,020
Other Assets and Liabilities-Net	(0.1)	(149,272)

Net Assets	100.0%	$204,091,748

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $199,348,893. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,784,295
Gross Unrealized Depreciation	(1,892,168)

Net Unrealized Appreciation	$4,892,127

See Accompanying Notes to Financial Statements

ING GET FUND SERIES T
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 25.3%
		Advertising: 0.0%
550	@	Interpublic Group of Cos., Inc.	$7,370
650		Omnicom Group, Inc.	54,808

			62,178

		Aerospace/Defense: 0.6%
4,800		Boeing Co.	248,495
1,200		General Dynamics Corp.	125,520
400		Goodrich Corp.	13,056
350		L-3 Communications Holdings, Inc.	25,634
2,100		Lockheed Martin Corp.	116,655
1,300		Northrop Grumman Corp.	70,668
2,750		Raytheon Co.	106,783
640		Rockwell Collins, Inc.	25,242
1,750		United Technologies Corp.	180,863

			912,916

		Agriculture: 0.4%
7,100		Altria Group, Inc.	433,809
2,200		Archer-Daniels-Midland Co.	49,082
850		Monsanto Co.	47,218
650		Reynolds American, Inc.	51,090
1,050		UST, Inc.	50,516

			631,715

		Apparel: 0.2%
900	@	Coach, Inc.	50,760
400		Jones Apparel Group, Inc.	14,628
380		Liz Claiborne, Inc.	16,040
1,550		Nike, Inc.	140,569
300		Reebok Intl., Ltd.	13,200
600		VF Corp.	33,228

			268,425

		Auto Manufacturers: 0.2%
10,490		Ford Motor Co.	153,574
2,000		General Motors Corp.	80,120
800		PACCAR, Inc.	64,384

			298,078

		Auto Parts and Equipment: 0.0%
800		Johnson Controls, Inc.	50,752

			50,752

		Banks: 1.6%
1,550		AmSouth Bancorporation	40,145
14,320		Bank of America Corp.	672,896
1,850		BB&T Corp.	77,793
900		Comerica, Inc.	54,918
400		Compass Bancshares, Inc.	19,468
800		Fifth Third Bancorp	37,824
550		First Horizon National Corp.	23,711
1,200		Huntington Bancshares, Inc.	29,736
1,800		KeyCorp	61,020
500		M & T Bank Corp.	53,920
700		Marshall & Ilsley Corp.	30,940
1,650		Mellon Financial Corp.	51,332
3,200		National City Corp.	120,160
1,575		North Fork Bancorporation, Inc.	45,439
800		Northern Trust Corp.	38,864
400		PNC Financial Services Group, Inc.	22,976
1,619		Regions Financial Corp.	57,620
1,150		State Street Corp.	56,488
1,250		SunTrust Banks, Inc.	92,350
450		Synovus Financial Corp.	12,861
2,700		The Bank of New York Co., Inc.	90,234
6,500		U.S. Bancorp	203,579
5,646		Wachovia Corp.	296,979
5,850		Wells Fargo & Co.	363,577
350		Zions Bancorporation	23,811

			2,578,641

		Beverages: 0.6%
200		Adolph Coors Co.	15,134
1,100		Anheuser-Busch Cos., Inc.	55,803
500		Brown-Forman Corp.	24,340
8,400		Coca-Cola Co.	349,692
2,000		Coca-Cola Enterprises, Inc.	41,700
850		Pepsi Bottling Group, Inc.	22,984
8,000		PepsiCo, Inc.	417,600

			927,253

		Biotechnology: 0.3%

4,450	@	Amgen, Inc.	285,467

1,100	@	Biogen Idec, Inc.	73,271

800	@	Genzyme Corp.	46,456

800	@	MedImmune, Inc.	21,688

250	@	Millipore Corp.	12,453

			439,335

		Building Materials: 0.1%

1,050	@	American Standard Cos., Inc.	43,386
1,450		Masco Corp.	52,968
550		Vulcan Materials Co.	30,036

			126,390

		Chemicals: 0.4%
800		Air Products & Chemicals, Inc.	46,376
400		Ashland, Inc.	23,352
3,400		Dow Chemical Co.	168,334
3,500		E.I. du Pont de Nemours & Co.	171,674
350		Eastman Chemical Co.	20,206
400		Ecolab, Inc.	14,052
550		Engelhard Corp.	16,869
300		International Flavors & Fragrances, Inc.	12,852
1,100		PPG Industries, Inc.	74,976
1,400		Praxair, Inc.	61,810
850		Rohm & Haas Co.	37,596
800		Sherwin-Williams Co.	35,704
400		Sigma-Aldrich Corp.	24,184

			707,985

		Commercial Services: 0.2%

700	@	Apollo Group, Inc.	56,497
3,700		Cendant Corp.	86,506
550		Equifax, Inc.	15,455
750		H&R Block, Inc.	36,750
1,250		McKesson Corp.	39,325
600		Moody’s Corp.	52,110
1,300		Paychex, Inc.	44,304
1,000		R.R. Donnelley & Sons Co.	35,290
900		Robert Half Intl., Inc.	26,487

			392,724

		Computers: 1.4%
450	@	Affiliated Computer Services, Inc.	27,086
2,250	@	Apple Computer, Inc.	144,900
800	@	Computer Sciences Corp.	45,096
14,950	@	Dell, Inc.	629,992
1,800		Electronic Data Systems Corp.	41,580
8,250	@	EMC Corp.	122,678
850	@	Gateway, Inc.	5,109
10,200		Hewlett-Packard Co.	213,894
7,850		International Business Machines Corp.	773,852
430	@	Lexmark Intl., Inc.	36,550
350	@	NCR Corp.	24,231

See Accompanying Notes to Financial Statements

ING GET FUND SERIES T
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
1,450	@	Network Appliance, Inc.	$48,169
20,100	@	Sun Microsystems, Inc.	108,138
1,250	@	Sungard Data Systems, Inc.	35,413
1,450	@	Unisys Corp.	14,761

			2,271,449

		Cosmetics/Personal Care: 0.8%
450		Alberto-Culver Co.	21,857
650		Avon Products, Inc.	25,155
1,800		Colgate-Palmolive Co.	92,088
5,950		Gillette Co.	266,441
1,700		Kimberly-Clark Corp.	111,877
15,250		Procter & Gamble Co.	839,970

			1,357,388

		Distribution/Wholesale: 0.1%
1,100		Genuine Parts Co.	48,466
550		W.W. Grainger, Inc.	36,641

			85,107

		Diversified Financial Services: 1.8%
6,000		American Express Co.	338,219
390		Bear Stearns Cos., Inc.	39,901
1,450		Capital One Financial Corp.	122,105
1,000		CIT Group, Inc.	45,820
18,300		Citigroup, Inc.	881,693
1,948		Countrywide Financial Corp.	72,095
1,650	@	E*TRADE Financial Corp.	24,668
3,350		Fannie Mae	238,553
500		Federated Investors, Inc.	15,200
900		Franklin Resources, Inc.	62,685
2,300		Freddie Mac	169,510
1,600		Goldman Sachs Group, Inc.	166,464
1,050		Janus Capital Group, Inc.	17,651
1,300		Lehman Brothers Holdings, Inc.	113,724
4,300		MBNA Corp.	121,217
3,200		Merrill Lynch & Co., Inc.	191,264
3,850		Morgan Stanley	213,752
1,710	@	Providian Financial Corp.	28,164
1,450		SLM Corp.	77,416
450		T. Rowe Price Group, Inc.	27,990

			2,968,091

		Electric: 0.6%
2,200	@	AES Corp.	30,074
300		Ameren Corp.	15,042
1,600		American Electric Power Co., Inc.	54,944
250		Cinergy Corp.	10,408
1,050		Consolidated Edison, Inc.	45,938
550		Constellation Energy Group, Inc.	24,041
450		Dominion Resources, Inc.	30,483
750		DTE Energy Co.	32,348
5,650		Duke Energy Corp.	143,114
1,140		Edison Intl.	36,514
800		Entergy Corp.	54,072
2,200		Exelon Corp.	96,953
1,350		FirstEnergy Corp.	53,339
750		FPL Group, Inc.	56,063
1,750	@	PG&E Corp.	58,240
350		Pinnacle West Capital Corp.	15,544
1,050		PPL Corp.	55,944
850		Public Service Enterprise Group, Inc.	44,005
2,600		Southern Co.	87,151
1,400		TXU Corp.	90,383
1,550		Xcel Energy, Inc.	28,210

			1,062,810

		Electrical Components and Equipment: 0.1%
2,000		Emerson Electric Co.	140,200

			140,200

		Electronics: 0.2%
1,650	@	Agilent Technologies, Inc.	39,764
1,200		Applera Corp. — Applied Biosystems Group	25,092
500	@	Fisher Scientific Intl.	31,190
1,000	@	Jabil Circuit, Inc.	25,580
450		Parker Hannifin Corp.	34,083
400		PerkinElmer, Inc.	8,996
1,900	@	Sanmina-SCI Corp.	16,093
3,200	@	Solectron Corp.	17,056
250		Tektronix, Inc.	7,553
650	@	Thermo Electron Corp.	19,624
550	@	Waters Corp.	25,735

			250,766

		Engineering and Construction: 0.0%
300		Fluor Corp.	16,353

			16,353

		Entertainment: 0.0%
1,200		International Game Technology	41,256

			41,256

		Environmental Control: 0.0%
2,000		Waste Management, Inc.	59,880

			59,880

		Food: 0.4%
1,350		Albertson’s, Inc.	32,238
1,450		Campbell Soup Co.	43,341
1,800		ConAgra Foods, Inc.	53,010
1,250		General Mills, Inc.	62,138
1,200		H.J. Heinz Co.	46,788
1,100		Hershey Foods Corp.	61,094
1,400		Kellogg Co.	62,524
1,200	@	Kroger Co.	21,048
650		McCormick & Co., Inc.	25,090
1,650	@	Safeway, Inc.	32,571
3,200		Sara Lee Corp.	77,248
750		SUPERVALU, Inc.	25,890
1,300		Wm. Wrigley Jr. Co.	89,946

			632,926

		Forest Products and Paper: 0.2%
950		Georgia-Pacific Corp.	35,606
1,750		International Paper Co.	73,500
550		Louisiana-Pacific Corp.	14,707
850		MeadWestvaco Corp.	28,807
650		Plum Creek Timber Co., Inc.	24,986
250		Temple-Inland, Inc.	17,100
1,250		Weyerhaeuser Co.	84,025

			278,731

		Gas: 0.0%
700		KeySpan Corp.	27,615
1,050		Sempra Energy	38,514

			66,129

		Hand/Machine Tools: 0.0%
490		Black & Decker Corp.	43,282
200		Snap-On, Inc.	6,872
400		Stanley Works	19,596

			69,750

		Healthcare — Products: 1.1%
300		Bausch & Lomb, Inc.	19,338
850		Baxter Intl., Inc.	29,359

See Accompanying Notes to Financial Statements

ING GET FUND SERIES T
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
1,500		Becton Dickinson & Co.	$85,200
850		Biomet, Inc.	36,882
2,800	@	Boston Scientific Corp.	99,540
500		C.R. Bard, Inc.	31,990
420		Guidant Corp.	30,282
17,800		Johnson & Johnson	1,128,875
4,100		Medtronic, Inc.	203,647
1,400	@	St. Jude Medical, Inc.	58,702
550		Stryker Corp.	26,538
900	@	Zimmer Holdings, Inc.	72,108

			1,822,461

		Healthcare — Services: 0.5%
930		Aetna, Inc.	116,018
900	@	Humana, Inc.	26,721
500	@	Laboratory Corp. Of America Holdings	24,910
250		Manor Care, Inc.	8,858
400		Quest Diagnostics, Inc.	38,220
3,900		UnitedHealth Group, Inc.	343,316
1,690	@	WellPoint, Inc.	194,350

			752,393

		Home Builders: 0.0%
180		Centex Corp.	10,724

			10,724

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	28,430
300		Whirlpool Corp.	20,763

			49,193

		Household Products/Wares: 0.1%
450		Avery Dennison Corp.	26,987
850		Clorox Co.	50,090
600		Fortune Brands, Inc.	46,308

			123,385

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	24,190

			24,190

		Insurance: 1.2%
1,300	@@	ACE Ltd.	55,575
1,750		AFLAC, Inc.	69,720
2,400		Allstate Corp.	124,128
450		AMBAC Financial Group, Inc.	36,959
9,150		American Intl. Group, Inc.	600,880
1,450		AON Corp.	34,597
1,150		Chubb Corp.	88,435
770		CIGNA Corp.	62,809
682		Cincinnati Financial Corp.	30,185
1,350		Hartford Financial Services Group, Inc.	93,569
600		Jefferson-Pilot Corp.	31,176
750		Lincoln National Corp.	35,010
1,150		Loews Corp.	80,845
750		Marsh & McLennan Cos., Inc.	24,675
650		MBIA, Inc.	41,132
2,600		MetLife, Inc.	105,326
300		MGIC Investment Corp.	20,673
1,100		Principal Financial Group	45,034
700		Progressive Corp.	59,388
3,100		Prudential Financial, Inc.	170,375
550		Safeco Corp.	28,732
950		St. Paul Travelers Cos., Inc.	35,217
450		Torchmark Corp.	25,713
1,100		UnumProvident Corp.	19,734
600	@@	XL Capital Ltd.	46,590

			1,966,477

		Internet: 0.3%
2,350	@	eBay, Inc.	273,258
3,500	@	Symantec Corp.	90,160
4,550	@	Yahoo!, Inc.	171,444

			534,862

		Iron/Steel: 0.0%
500		Nucor Corp.	26,170
550		United States Steel Corp.	28,188

			54,358

		Leisure Time: 0.1%
560		Brunswick Corp.	27,720
2,150		Carnival Corp.	123,904
1,050		Harley-Davidson, Inc.	63,788
750		Sabre Holdings Corp.	16,620

			232,032

		Lodging: 0.1%
550		Harrah’s Entertainment, Inc.	36,790
1,300		Hilton Hotels Corp.	29,562
950		Marriott Intl., Inc.	59,831
800		Starwood Hotels & Resorts Worldwide, Inc.	46,720

			172,903

		Machinery — Construction and Mining: 0.0%
450		Caterpillar, Inc.	43,880

			43,880

		Machinery — Diversified: 0.1%
200		Cummins, Inc.	16,758
850		Deere & Co.	63,240
850		Rockwell Automation, Inc.	42,118

			122,116

		Media: 0.8%
7,700	@	Comcast Corp.	256,256
900		Gannett Co., Inc.	73,530
100		Knight-Ridder, Inc.	6,694
1,100		McGraw-Hill Cos., Inc.	100,694
150		Meredith Corp.	8,130
500		New York Times Co.	20,400
9,250		News Corp.	172,605
16,100	@	Time Warner, Inc.	312,984
450		Tribune Co.	18,963
6,100		Viacom, Inc.	221,979
6,800		Walt Disney Co.	189,040

			1,381,275

		Mining: 0.0%
500		Phelps Dodge Corp.	49,460

			49,460

		Miscellaneous Manufacturing: 1.4%
2,700		3M Co.	221,588
350		Cooper Industries Ltd.	23,762
1,050		Danaher Corp.	60,281
300		Dover Corp.	12,582
1,180		Eastman Kodak Co.	38,055
650		Eaton Corp.	47,034
37,250		General Electric Co.	1,359,624
2,850		Honeywell Intl., Inc.	100,919
1,000		Illinois Tool Works, Inc.	92,680
700	@@	Ingersoll-Rand Co.	56,210
330		ITT Industries, Inc.	27,869
500		Pall Corp.	14,475
650		Textron, Inc.	47,970
6,950	@@	Tyco Intl., Ltd.	248,392

			2,351,441

See Accompanying Notes to Financial Statements

ING GET FUND SERIES T
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.1%
1,050		Pitney Bowes, Inc.	$48,594
4,500	@	Xerox Corp.	76,545

			125,139

		Oil and Gas: 1.9%
350		Amerada Hess Corp.	28,833
1,050		Anadarko Petroleum Corp.	68,051
1,204		Apache Corp.	60,886
2,000		Burlington Resources, Inc.	87,000
9,500		ChevronTexaco Corp.	498,844
3,900		ConocoPhillips	338,637
2,700		Devon Energy Corp.	105,084
500		EOG Resources, Inc.	35,680
28,950		Exxon Mobil Corp.	1,483,976
400		Kerr-McGee Corp.	23,116
1,350		Marathon Oil Corp.	50,774
200	@,@@	Nabors Industries, Ltd.	10,258
600	@	Noble Corp.	29,844
1,200		Occidental Petroleum Corp.	70,032
450		Sunoco, Inc.	36,770
1,000	@	Transocean, Inc.	42,390
950		Unocal Corp.	41,078
1,400		Valero Energy Corp.	63,560

			3,074,813

		Oil and Gas Services: 0.1%
1,150		Baker Hughes, Inc.	49,071
600		BJ Services Co.	27,924
1,400		Halliburton Co.	54,936

			131,931

		Packaging and Containers: 0.0%
600		Ball Corp.	26,388
600		Bemis Co.	17,454
700	@	Pactiv Corp.	17,703
300	@	Sealed Air Corp.	15,981

			77,526

		Pharmaceuticals: 1.4%
5,350		Abbott Laboratories	249,577
550		Allergan, Inc.	44,589
450		AmerisourceBergen Corp.	26,406
6,600		Bristol-Myers Squibb Co.	169,092
2,000		Cardinal Health, Inc.	116,300
2,700	@	Caremark Rx, Inc.	106,461
1,600		Eli Lilly & Co.	90,800
400	@	Express Scripts, Inc.	30,576
1,250	@	Forest Laboratories, Inc.	56,075
1,500	@	Gilead Sciences, Inc.	52,485
650	@	Hospira, Inc.	21,775
1,220	@	King Pharmaceuticals, Inc.	15,128
991	@	Medco Health Solutions, Inc.	41,226
7,700		Merck & Co., Inc.	247,477
26,370		Pfizer, Inc.	709,088
5,000		Schering-Plough Corp.	104,400
4,750		Wyeth	202,303

			2,283,758

		Pipelines: 0.0%
1,900		El Paso Corp.	19,760
150		Kinder Morgan, Inc.	10,970
2,150		Williams Cos., Inc.	35,023

			65,753

		Real Estate Investment Trusts: 0.1%
550		Equity Office Properties Trust	16,016
600		ProLogis	25,998
750		Simon Property Group, Inc.	48,503

			90,517

		Retail: 2.0%
1,150	@	Bed Bath & Beyond, Inc.	45,805
1,100		Best Buy Co., Inc.	65,362
1,250		Circuit City Stores, Inc.	19,550
2,700		Costco Wholesale Corp.	130,707
1,650		CVS Corp.	74,366
850		Darden Restaurants, Inc.	23,579
700		Federated Department Stores, Inc.	40,453
4,190		Gap, Inc.	88,493
13,000		Home Depot, Inc.	555,619
1,600		J.C. Penney Co., Inc. Holding Co.	66,240
450	@	Kohl’s Corp.	22,127
2,000		Limited Brands, Inc.	46,040
2,590		Lowe’s Cos., Inc.	149,157
950		May Department Stores Co.	27,930
7,600		McDonald’s Corp.	243,655
750		Nordstrom, Inc.	35,048
1,050	@	Office Depot, Inc.	18,228
860		RadioShack Corp.	28,277
3,020		Staples, Inc.	101,804
1,850	@	Starbucks Corp.	115,366
3,050		Target Corp.	158,386
1,750		TJX Cos., Inc.	43,978
1,150	@	Toys R US, Inc.	23,541
15,000		Wal-Mart Stores, Inc.	792,299
3,550		Walgreen Co.	136,214
700		Wendy’s Intl., Inc.	27,482
1,150		Yum! Brands, Inc.	54,257

			3,133,963

		Savings and Loans: 0.1%
1,020		Golden West Financial Corp.	62,648
500		Sovereign Bancorp, Inc.	11,275
2,950		Washington Mutual, Inc.	124,726

			198,649

		Semiconductors: 0.5%
1,200	@	Altera Corp.	24,840
1,400		Analog Devices, Inc.	51,688
5,650	@	Applied Materials, Inc.	96,615
1,209	@	Freescale Semiconductor Inc.	22,197
22,250		Intel Corp.	520,427
650	@	KLA-Tencor Corp.	30,277
1,050		Linear Technology Corp.	40,698
450		Maxim Integrated Products, Inc.	19,076
1,200		National Semiconductor Corp.	21,540
2,400		Texas Instruments, Inc.	59,088

			886,446

		Software: 1.3%
800		Adobe Systems, Inc.	50,192
1,000		Autodesk, Inc.	37,950
2,000		Automatic Data Processing, Inc.	88,700
1,200	@	BMC Software, Inc.	22,320
500	@	Citrix Systems, Inc.	12,265
2,450		Computer Associates Intl., Inc.	76,097
1,950	@	Compuware Corp.	12,617
450	@	Electronic Arts, Inc.	27,756
2,960		First Data Corp.	125,918
600	@	Fiserv, Inc.	24,114
1,250		IMS Health, Inc.	29,013
800	@	Intuit, Inc.	35,208
38,350		Microsoft Corp.	1,024,328
1,100	@	Novell, Inc.	7,425
30,650	@	Oracle Corp.	420,518
1,200	@	PeopleSoft, Inc.	31,776

See Accompanying Notes to Financial Statements

ING GET FUND SERIES T
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
1,970	@	Siebel Systems, Inc.	$20,685
1,700	@	Veritas Software Corp.	48,535

			2,095,417

		Telecommunications: 1.5%
1,550		Alltel Corp.	91,078
1,100		AT&T Corp.	20,966
1,500	@	Avaya, Inc.	25,800
6,400		BellSouth Corp.	177,856
800		CenturyTel, Inc.	28,376
23,100	@	Cisco Systems, Inc.	445,829
1,050		Citizens Communications Co.	14,480
600	@	Comverse Technology, Inc.	14,670
1,900	@	Corning, Inc.	22,363
14,350	@	Lucent Technologies, Inc.	53,956
8,250		Motorola, Inc.	141,900
3,850	@	Nextel Communications, Inc.	115,500
5,800		QUALCOMM, Inc.	245,920
2,550	@	Qwest Communications Intl., Inc.	11,322
11,750		SBC Communications, Inc.	302,798
850		Scientific-Atlanta, Inc.	28,059
5,100		Sprint Corp.	126,735
2,300	@	Tellabs, Inc.	19,757
13,000		Verizon Communications, Inc.	526,629

			2,413,994

		Textiles: 0.0%
750		Cintas Corp.	32,895

			32,895

		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	15,504
1,750		Mattel, Inc.	34,108

			49,612

		Transportation: 0.4%
1,700		Burlington Northern Santa Fe Corp.	80,427
800		CSX Corp.	32,064
1,750		FedEx Corp.	172,358
1,800		Norfolk Southern Corp.	65,142
400		Ryder System, Inc.	19,108
3,950		United Parcel Service, Inc.	337,567

			706,666

		Total Common Stock (Cost $36,942,692)	41,755,457

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.7%
	Federal Home Loan Mortgage Corporation: 14.9%
$27,363,000	3.630%, due 01/15/08	$24,608,504

		24,608,504

	Federal National Mortgage Association: 31.8%
58,726,000	3.770%, due 02/15/08	52,451,655

		52,451,655

	Total U.S. Government Agency Obligations (Cost $77,140,830)	77,060,159

U.S. TREASURY OBLIGATIONS: 1.1%
	U.S. Treasury STRIP: 1.1%
2,010,000	3.220%, due 11/15/07	1,833,600

	Total U.S. Treasury Obligations (Cost $1,848,884)	1,833,600

OTHER BONDS: 26.2%
	Sovereign: 26.2%
48,037,000	Turkey Trust, 3.780%, due 11/15/07	43,269,040

	Total Other Bonds (Cost $43,619,479)	43,269,040

	Total Long-Term Investments (Cost $159,551,885)	163,918,256

SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
1,284,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.2000% due 01/03/05, $1,284,235 to be received upon repurchase (Collateralized by $1,195,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $1,313,947, due 05/15/12).	1,284,000

	Total Short-Term Investments (Cost $1,284,000)	1,284,000

Total Investments In Securities (Cost $160,835,885)*	100.1%	$165,202,256
Other Assets and Liabilities-Net	(0.1)	(117,702)

Net Assets	100.0%	$165,084,554

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $161,151,987. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,345,574
Gross Unrealized Depreciation	(1,295,305)

Net Unrealized Appreciation	$4,050,269

See Accompanying Notes to Financial Statements

ING GET FUND SERIES U
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 34.4%
		Advertising: 0.0%
750	@	Interpublic Group of Cos., Inc.	$10,050
850		Omnicom Group, Inc.	71,672

			81,722

		Aerospace/Defense: 0.8%
7,200		Boeing Co.	372,744
1,750		General Dynamics Corp.	183,050
500		Goodrich Corp.	16,320
500		L-3 Communications Holdings, Inc.	36,620
3,000		Lockheed Martin Corp.	166,650
1,600		Northrop Grumman Corp.	86,976
4,150		Raytheon Co.	161,145
900		Rockwell Collins, Inc.	35,496
2,700		United Technologies Corp.	279,045

			1,338,046

		Agriculture: 0.5%
10,400		Altria Group, Inc.	635,440
3,150		Archer-Daniels-Midland Co.	70,277
1,400		Monsanto Co.	77,770
750		Reynolds American, Inc.	58,950
1,500		UST, Inc.	72,165

			914,602

		Apparel: 0.2%
1,300	@	Coach, Inc.	73,320
550		Jones Apparel Group, Inc.	20,114
550		Liz Claiborne, Inc.	23,216
2,400		Nike, Inc.	217,655
300		Reebok Intl., Ltd.	13,200
700		VF Corp.	38,766

			386,271

		Auto Manufacturers: 0.3%
16,270		Ford Motor Co.	238,193
2,900		General Motors Corp.	116,174
1,175		PACCAR, Inc.	94,564

			448,931

		Auto Parts and Equipment: 0.0%
1,050		Johnson Controls, Inc.	66,612

			66,612

		Banks: 2.1%
1,500		AmSouth Bancorporation	38,850
20,196		Bank of America Corp.	949,009
2,500		BB&T Corp.	105,125
1,000		Comerica, Inc.	61,020
600		Compass Bancshares, Inc.	29,202
1,150		Fifth Third Bancorp	54,372
700		First Horizon National Corp.	30,177
1,200		Huntington Bancshares, Inc.	29,736
3,000		KeyCorp	101,700
500		M & T Bank Corp.	53,920
1,100		Marshall & Ilsley Corp.	48,620
2,200		Mellon Financial Corp.	68,442
4,750		National City Corp.	178,363
2,250		North Fork Bancorporation, Inc.	64,913
1,150		Northern Trust Corp.	55,867
550		PNC Financial Services Group, Inc.	31,592
1,893		Regions Financial Corp.	67,372
1,600		State Street Corp.	78,592
1,750		SunTrust Banks, Inc.	129,290
600		Synovus Financial Corp.	17,148
3,850		The Bank of New York Co., Inc.	128,667
9,850		U.S. Bancorp	308,502
8,007		Wachovia Corp.	421,168
8,550		Wells Fargo & Co.	531,382
500		Zions Bancorporation	34,015

			3,617,044

		Beverages: 0.8%
250		Adolph Coors Co.	18,918
1,600		Anheuser-Busch Cos., Inc.	81,168
700		Brown-Forman Corp.	34,076
12,100		Coca-Cola Co.	503,723
2,050		Coca-Cola Enterprises, Inc.	42,743
1,500		Pepsi Bottling Group, Inc.	40,560
11,350		PepsiCo, Inc.	592,469

			1,313,657

		Biotechnology: 0.4%
6,350	@	Amgen, Inc.	407,353
1,800	@	Biogen Idec, Inc.	119,898
1,200	@	Genzyme Corp.	69,684
1,200	@	MedImmune, Inc.	32,532

			629,467

		Building Materials: 0.1%
850	@	American Standard Cos., Inc.	35,122
2,150		Masco Corp.	78,540
500		Vulcan Materials Co.	27,305

			140,967

		Chemicals: 0.6%
1,100		Air Products & Chemicals, Inc.	63,767
450		Ashland, Inc.	26,271
5,300		Dow Chemical Co.	262,402
5,700		E.I. du Pont de Nemours & Co.	279,584
550		Eastman Chemical Co.	31,752
550		Ecolab, Inc.	19,322
500		Engelhard Corp.	15,335
600		International Flavors & Fragrances, Inc.	25,704
1,650		PPG Industries, Inc.	112,464
1,450		Praxair, Inc.	64,018
1,050		Rohm & Haas Co.	46,442
1,250		Sherwin-Williams Co.	55,788
400		Sigma-Aldrich Corp.	24,184

			1,027,033

		Commercial Services: 0.3%
800	@	Apollo Group, Inc.	64,568
5,450		Cendant Corp.	127,421
500		Equifax, Inc.	14,050
1,100		H&R Block, Inc.	53,900
1,650		McKesson Corp.	51,909
650		Moody’s Corp.	56,453
1,850		Paychex, Inc.	63,048
1,300		R.R. Donnelley & Sons Co.	45,877
900		Robert Half Intl., Inc.	26,487

			503,713

		Computers: 1.9%
650	@	Affiliated Computer Services, Inc.	39,124
3,550	@	Apple Computer, Inc.	228,619
1,050	@	Computer Sciences Corp.	59,189
21,200	@	Dell, Inc.	893,367
2,600		Electronic Data Systems Corp.	60,060
12,750	@	EMC Corp.	189,593
2,150	@	Gateway, Inc.	12,922
14,950		Hewlett-Packard Co.	313,501
11,200		International Business Machines Corp.	1,104,095
550	@	Lexmark Intl., Inc.	46,750
450	@	NCR Corp.	31,154
1,500	@	Network Appliance, Inc.	49,830

See Accompanying Notes to Financial Statements

ING GET FUND SERIES U
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
30,600	@	Sun Microsystems, Inc.	$164,628
1,650	@	Sungard Data Systems, Inc.	46,745
1,900	@	Unisys Corp.	19,342

			3,258,919

		Cosmetics/Personal Care: 1.1%
450		Alberto-Culver Co.	21,857
950		Avon Products, Inc.	36,765
2,400		Colgate-Palmolive Co.	122,784
8,400		Gillette Co.	376,152
2,450		Kimberly-Clark Corp.	161,235
21,650		Procter & Gamble Co.	1,192,481

			1,911,274

		Distribution/Wholesale: 0.1%
1,550		Genuine Parts Co.	68,293
650		W.W. Grainger, Inc.	43,303

			111,596

		Diversified Financial Services: 2.6%
8,500		American Express Co.	479,144
700		Bear Stearns Cos., Inc.	71,617
2,100		Capital One Financial Corp.	176,841
1,750		CIT Group, Inc.	80,185
25,700		Citigroup, Inc.	1,238,225
2,800		Countrywide Financial Corp.	103,628
2,550	@	E*TRADE Financial Corp.	38,123
4,800		Fannie Mae	341,807
200		Federated Investors, Inc.	6,080
1,250		Franklin Resources, Inc.	87,063
3,600		Freddie Mac	265,320
2,550		Goldman Sachs Group, Inc.	265,302
450		Janus Capital Group, Inc.	7,565
1,800		Lehman Brothers Holdings, Inc.	157,464
6,700		MBNA Corp.	188,873
4,650		Merrill Lynch & Co., Inc.	277,931
5,500		Morgan Stanley	305,360
1,600	@	Providian Financial Corp.	26,352
1,950		SLM Corp.	104,111
650		T. Rowe Price Group, Inc.	40,430

			4,261,421

		Electric: 0.8%
3,750	@	AES Corp.	51,263
400		Ameren Corp.	20,056
1,800		American Electric Power Co., Inc.	61,812
400		Cinergy Corp.	16,652
1,200		Consolidated Edison, Inc.	52,500
900		Constellation Energy Group, Inc.	39,339
650		Dominion Resources, Inc.	44,031
800		DTE Energy Co.	34,504
8,050		Duke Energy Corp.	203,906
1,570		Edison Intl	50,287
1,150		Entergy Corp.	77,729
3,550		Exelon Corp.	156,448
1,450		FirstEnergy Corp.	57,290
750		FPL Group, Inc.	56,063
1,650	@	PG&E Corp.	54,912
150		Pinnacle West Capital Corp.	6,662
1,050		PPL Corp.	55,944
1,250		Public Service Enterprise Group, Inc.	64,713
3,900		Southern Co.	130,727
2,150		TXU Corp.	138,803
2,100		Xcel Energy, Inc.	38,220

			1,411,861

		Electrical Components and Equipment: 0.1%
2,900		Emerson Electric Co.	203,290

			203,290

		Electronics: 0.2%
2,000	@	Agilent Technologies, Inc.	48,199
1,200		Applera Corp. — Applied Biosystems Group	25,092
600	@	Fisher Scientific Intl	37,428
1,050	@	Jabil Circuit, Inc.	26,859
600		Parker Hannifin Corp.	45,444
550		PerkinElmer, Inc.	12,370
2,500	@	Sanmina-SCI Corp.	21,175
1,650	@	Solectron Corp.	8,795
600		Tektronix, Inc.	18,126
1,250	@	Thermo Electron Corp.	37,738
800	@	Waters Corp.	37,432

			318,658

		Engineering and Construction: 0.0%
450		Fluor Corp.	24,530

			24,530

		Entertainment: 0.0%
1,900		International Game Technology	65,322

			65,322

		Environmental Control: 0.0%
2,550		Waste Management, Inc.	76,347

			76,347

		Food: 0.5%
1,950		Albertson’s, Inc.	46,566
2,050		Campbell Soup Co.	61,275
2,200		ConAgra Foods, Inc.	64,790
2,050		General Mills, Inc.	101,906
1,500		H.J. Heinz Co.	58,485
1,200		Hershey Foods Corp.	66,648
1,750		Kellogg Co.	78,155
1,400	@	Kroger Co.	24,556
950		McCormick & Co., Inc.	36,670
2,300	@	Safeway, Inc.	45,402
3,450		Sara Lee Corp.	83,283
800		SUPERVALU, Inc.	27,616
1,900		Wm. Wrigley Jr. Co.	131,460

			826,812

		Forest Products and Paper: 0.2%
1,350		Georgia-Pacific Corp.	50,598
2,750		International Paper Co.	115,500
700		Louisiana-Pacific Corp.	18,718
1,100		MeadWestvaco Corp.	37,279
950		Plum Creek Timber Co., Inc.	36,518
350		Temple-Inland, Inc.	23,940
1,800		Weyerhaeuser Co.	120,996

			403,549

		Gas: 0.0%
700		KeySpan Corp.	27,615
1,100		Sempra Energy	40,348

			67,963

		Hand/Machine Tools: 0.0%
550		Black & Decker Corp.	48,582
200		Snap-On, Inc.	6,872
400		Stanley Works	19,596

			75,050

		Healthcare — Products: 1.5%
400		Bausch & Lomb, Inc.	25,784
1,200		Baxter Intl., Inc.	41,448

See Accompanying Notes to Financial Statements

ING GET FUND SERIES U
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
1,800		Becton Dickinson & Co.	$102,240
1,400		Biomet, Inc.	60,746
4,400	@	Boston Scientific Corp.	156,420
450		C.R. Bard, Inc.	28,791
600		Guidant Corp.	43,260
25,100		Johnson & Johnson	1,591,842
6,350		Medtronic, Inc.	315,405
2,000	@	St. Jude Medical, Inc.	83,860
800		Stryker Corp.	38,600
1,100	@	Zimmer Holdings, Inc.	88,132

			2,576,528

		Healthcare — Services: 0.6%
1,250		Aetna, Inc.	155,938
1,300	@	Humana, Inc.	38,597
600	@	Laboratory Corp. Of America Holdings	29,892
600		Manor Care, Inc.	21,258
550		Quest Diagnostics, Inc.	52,553
5,700		UnitedHealth Group, Inc.	501,770
2,650	@	WellPoint, Inc.	304,750

			1,104,758

		Home Builders: 0.0%
250		Centex Corp.	14,895

			14,895

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	28,430
500		Whirlpool Corp.	34,605

			63,035

		Household Products/Wares: 0.1%
550		Avery Dennison Corp.	32,984
1,050		Clorox Co.	61,876
750		Fortune Brands, Inc.	57,885

			152,745

		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	33,866

			33,866

		Insurance: 1.6%
1,700	@@	ACE Ltd.	72,675
2,500		AFLAC, Inc.	99,600
3,450		Allstate Corp.	178,434
500		AMBAC Financial Group, Inc.	41,065
13,000		American Intl. Group, Inc.	853,709
1,850		AON Corp.	44,141
1,750		Chubb Corp.	134,575
1,000		CIGNA Corp.	81,570
945		Cincinnati Financial Corp.	41,826
1,900		Hartford Financial Services Group, Inc.	131,689
800		Jefferson-Pilot Corp.	41,568
1,000		Lincoln National Corp.	46,680
1,650		Loews Corp.	115,995
1,050		Marsh & McLennan Cos., Inc.	34,545
750		MBIA, Inc.	47,460
3,700		MetLife, Inc.	149,887
550		MGIC Investment Corp.	37,901
1,400		Principal Financial Group	57,316
1,000		Progressive Corp.	84,840
4,350		Prudential Financial, Inc.	239,076
850		Safeco Corp.	44,404
1,350		St. Paul Travelers Cos., Inc.	50,045
600		Torchmark Corp.	34,284
1,600		UnumProvident Corp.	28,704
600	@@	XL Capital Ltd.	46,590

			2,738,579

		Internet: 0.5%
3,300	@	eBay, Inc.	383,724
5,800	@	Symantec Corp.	149,408
6,750	@	Yahoo!, Inc.	254,340

			787,472

		Iron/Steel: 0.1%
1,000		Nucor Corp.	52,340
800		United States Steel Corp.	41,000

			93,340

		Leisure Time: 0.2%
400		Brunswick Corp.	19,800
3,400		Carnival Corp.	195,942
1,250		Harley-Davidson, Inc.	75,938
900		Sabre Holdings Corp.	19,944

			311,624

		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	33,445
2,100		Hilton Hotels Corp.	47,754
1,550		Marriott Intl., Inc.	97,619
1,150		Starwood Hotels & Resorts Worldwide, Inc.	67,160

			245,978

		Machinery — Construction and Mining: 0.0%
650		Caterpillar, Inc.	63,382

			63,382

		Machinery — Diversified: 0.1%
250		Cummins, Inc.	20,948
1,100		Deere & Co.	81,839
950		Rockwell Automation, Inc.	47,073

			149,860

		Media: 1.2%
11,050	@	Comcast Corp.	367,744
1,400		Gannett Co., Inc.	114,380
200		Knight-Ridder, Inc.	13,388
1,600		McGraw-Hill Cos., Inc.	146,464
150		Meredith Corp.	8,130
650		New York Times Co.	26,520
13,150		News Corp.	245,379
22,600	@	Time Warner, Inc.	439,344
650		Tribune Co.	27,391
8,700		Viacom, Inc.	316,593
10,150		Walt Disney Co.	282,170

			1,987,503

		Mining: 0.0%
600		Phelps Dodge Corp.	59,352

			59,352

		Miscellaneous Manufacturing: 1.9%
3,850		3M Co.	315,969
400		Cooper Industries Ltd.	27,156
1,350		Danaher Corp.	77,504
850		Dover Corp.	35,649
1,530		Eastman Kodak Co.	49,343
650		Eaton Corp.	47,034
52,450		General Electric Co.	1,914,424
4,500		Honeywell Intl., Inc.	159,345
1,600		Illinois Tool Works, Inc.	148,288
900	@@	Ingersoll-Rand Co.	72,270
500		ITT Industries, Inc.	42,225
750		Pall Corp.	21,713
800		Textron, Inc.	59,040
9,900	@@	Tyco Intl., Ltd.	353,825

			3,323,785

See Accompanying Notes to Financial Statements

ING GET FUND SERIES U
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.1%
1,100		Pitney Bowes, Inc.	$50,908
6,400	@	Xerox Corp.	108,864

			159,772

		Oil and Gas: 2.6%
600		Amerada Hess Corp.	49,428
1,550		Anadarko Petroleum Corp.	100,456
1,440		Apache Corp.	72,821
3,250		Burlington Resources, Inc.	141,375
13,450		ChevronTexaco Corp.	706,259
5,550		ConocoPhillips	481,906
4,100		Devon Energy Corp.	159,571
450		EOG Resources, Inc.	32,112
41,350		Exxon Mobil Corp.	2,119,600
550		Kerr-McGee Corp.	31,785
1,400		Marathon Oil Corp.	52,654
350	@,@@	Nabors Industries, Ltd.	17,952
500	@	Noble Corp.	24,870
1,760		Occidental Petroleum Corp.	102,714
500		Sunoco, Inc.	40,855
1,400	@	Transocean, Inc.	59,346
1,500		Unocal Corp.	64,860
1,750		Valero Energy Corp.	79,450

			4,338,014

		Oil and Gas Services: 0.1%
1,300		Baker Hughes, Inc.	55,471
850		BJ Services Co.	39,559
2,050		Halliburton Co.	80,442

			175,472

		Packaging and Containers: 0.1%
600		Ball Corp.	26,388
600		Bemis Co.	17,454
750	@	Pactiv Corp.	18,968
650	@	Sealed Air Corp.	34,625

			97,435

		Pharmaceuticals: 1.9%
7,700		Abbott Laboratories	359,204
600		Allergan, Inc.	48,642
650		AmerisourceBergen Corp.	38,142
10,350		Bristol-Myers Squibb Co.	265,167
2,850		Cardinal Health, Inc.	165,728
4,050	@	Caremark Rx, Inc.	159,692
2,300		Eli Lilly & Co.	130,525
450	@	Express Scripts, Inc.	34,398
1,600	@	Forest Laboratories, Inc.	71,776
2,200	@	Gilead Sciences, Inc.	76,978
900	@	Hospira, Inc.	30,150
450	@	King Pharmaceuticals, Inc.	5,580
1,396	@	Medco Health Solutions, Inc.	58,074
10,950		Merck & Co., Inc.	351,932
38,130		Pfizer, Inc.	1,025,315
7,800		Schering-Plough Corp.	162,864
6,600		Wyeth	281,094

			3,265,261

		Pipelines: 0.1%
2,750		El Paso Corp.	28,600
200		Kinder Morgan, Inc.	14,626
3,200		Williams Cos., Inc.	52,128

			95,354

		Real Estate Investment Trusts: 0.1%
800		Equity Office Properties Trust	23,296
850		ProLogis	36,831
1,050		Simon Property Group, Inc.	67,903

			128,030

		Retail: 2.7%
1,450	@	Bed Bath & Beyond, Inc.	57,754
1,400		Best Buy Co., Inc.	83,188
1,350		Circuit City Stores, Inc.	21,114
4,150		Costco Wholesale Corp.	200,902
1,750		CVS Corp.	78,873
1,050		Darden Restaurants, Inc.	29,127
750		Federated Department Stores, Inc.	43,343
5,900		Gap, Inc.	124,608
18,850		Home Depot, Inc.	805,648
2,150		J.C. Penney Co., Inc. Holding Co.	89,010
700	@	Kohl’s Corp.	34,419
2,700		Limited Brands, Inc.	62,154
4,170		Lowe’s Cos., Inc.	240,150
1,200		May Department Stores Co.	35,280
10,750		McDonald’s Corp.	344,644
650		Nordstrom, Inc.	30,375
1,500	@	Office Depot, Inc.	26,040
600		RadioShack Corp.	19,728
4,300		Staples, Inc.	144,953
2,650	@	Starbucks Corp.	165,254
4,750		Target Corp.	246,667
2,050		TJX Cos., Inc.	51,517
1,600	@	Toys R US, Inc.	32,752
21,100		Wal-Mart Stores, Inc.	1,114,501
5,100		Walgreen Co.	195,687
1,000		Wendy’s Intl., Inc.	39,260
1,500		Yum! Brands, Inc.	70,770

			4,387,718

		Savings and Loans: 0.2%
1,400		Golden West Financial Corp.	85,988
700		Sovereign Bancorp, Inc.	15,785
4,650		Washington Mutual, Inc.	196,602

			298,375

		Semiconductors: 0.7%
2,000	@	Altera Corp.	41,400
1,950		Analog Devices, Inc.	71,994
8,800	@	Applied Materials, Inc.	150,480
1,854	@	Freescale Semiconductor Inc.	34,039
31,600		Intel Corp.	739,124
950	@	KLA-Tencor Corp.	44,251
1,550		Linear Technology Corp.	60,078
600		Maxim Integrated Products, Inc.	25,434
750		National Semiconductor Corp.	13,463
3,450		Texas Instruments, Inc.	84,939

			1,265,202

		Software: 1.7%
1,050		Adobe Systems, Inc.	65,877
1,800		Autodesk, Inc.	68,310
3,100		Automatic Data Processing, Inc.	137,485
1,550	@	BMC Software, Inc.	28,830
1,300	@	Citrix Systems, Inc.	31,889
2,450		Computer Associates Intl., Inc.	76,097
2,800	@	Compuware Corp.	18,116
650	@	Electronic Arts, Inc.	40,092
4,583		First Data Corp.	194,961
1,000	@	Fiserv, Inc.	40,190
1,100		IMS Health, Inc.	25,531
800	@	Intuit, Inc.	35,208
54,750		Microsoft Corp.	1,462,372
2,450	@	Novell, Inc.	16,538
44,400	@	Oracle Corp.	609,167
1,800	@	PeopleSoft, Inc.	47,664

See Accompanying Notes to Financial Statements

ING GET FUND SERIES U
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
1,950	@	Siebel Systems, Inc.	$20,475
1,850	@	Veritas Software Corp.	52,818

			2,971,620

		Telecommunications: 2.0%
1,900		Alltel Corp.	111,644
1,600		AT&T Corp.	30,496
2,800	@	Avaya, Inc.	48,160
9,650		BellSouth Corp.	268,174
900		CenturyTel, Inc.	31,923
32,750	@	Cisco Systems, Inc.	632,074
1,750		Citizens Communications Co.	24,133
850	@	Comverse Technology, Inc.	20,783
2,700	@	Corning, Inc.	31,779
20,650	@	Lucent Technologies, Inc.	77,644
11,700		Motorola, Inc.	201,240
5,250	@	Nextel Communications, Inc.	157,500
8,050		QUALCOMM, Inc.	341,319
8,200	@	Qwest Communications Intl., Inc.	36,408
16,650		SBC Communications, Inc.	429,070
650		Scientific-Atlanta, Inc.	21,457
7,450		Sprint Corp.	185,133
2,300	@	Tellabs, Inc.	19,757
18,600		Verizon Communications, Inc.	753,485

			3,422,179

		Textiles: 0.0%
1,000		Cintas Corp.	43,860

			43,860

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	23,256
2,000		Mattel, Inc.	38,980

			62,236

		Transportation: 0.6%
2,450		Burlington Northern Santa Fe Corp.	115,910
1,100		CSX Corp.	44,088
2,500		FedEx Corp.	246,225
2,550		Norfolk Southern Corp.	92,285
300		Ryder System, Inc.	14,331
5,750		United Parcel Service, Inc.	491,394

			1,004,233

		Total Common Stock (Cost $53,295,691)	58,906,120

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.0%
		Diversified Financial Services: 6.0%
$10,000,000	@	General Electric Capital Corp., 4.250%, due 01/15/08	$10,165,490

		Total Corporate Bonds/Notes (Cost $10,256,949)	10,165,490

U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.3%
		Federal National Mortgage Association: 33.7%
58,000,000		STRIP, 3.870%, due 05/15/08	51,222,642
7,340,000		STRIP, 3.870%, due 05/15/08	6,482,798

			57,705,440

		Other: 15.6%
30,065,000		FICO STRIP, 3.740%, due 06/06/08	26,602,294

			26,602,294

		Total U.S. Government Agency Obligations (Cost $86,071,869)	84,307,734

U.S. TREASURY OBLIGATIONS: 0.9%
		U.S. Treasury STRIP: 0.9%
1,632,000		3.270%, due 02/15/08	1,475,989

		Total U.S. Treasury Obligations (Cost $1,494,119)	1,475,989

OTHER BONDS: 8.4%
		Sovereign: 8.4%
5,498,000		Israel Trust, 3.530%, due 02/15/08	4,944,494
10,429,000		Israel Trust, 3.570%, due 03/15/08	9,343,884

		Total Other Bonds (Cost $14,581,942)	14,288,378

		Total Long-Term Investments (Cost $165,700,570)	169,143,711

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
1,497,000		Morgan Stanley Repurchase Agreement dated 12/31/04, 2.2000% due 01/03/05, $1,497,274 to be received upon repurchase (Collateralized by $1,390,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $1,528,357, due 05/15/12)	1,497,000

		Total Short-Term Investments (Cost $1,497,000)	1,497,000

Total Investments In Securities (Cost $167,197,570)*	99.9%	$170,640,711
Other Assets and Liabilities-Net	0.1	103,489

Net Assets	100.0%	$170,744,200

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $167,850,781. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,019,797
Gross Unrealized Depreciation	(3,229,867)

Net Unrealized Appreciation	$2,789,930

See Accompanying Notes to Financial Statements

ING GET FUND SERIES V
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 16.2%
		Advertising: 0.0%
1,450	@	Interpublic Group of Cos., Inc.	$19,430
750		Omnicom Group, Inc.	63,240

			82,670

		Aerospace/Defense: 0.4%
5,650		Boeing Co.	292,500
1,350		General Dynamics Corp.	141,210
450		Goodrich Corp.	14,688
400		L-3 Communications Holdings, Inc.	29,296
2,350		Lockheed Martin Corp.	130,543
1,300		Northrop Grumman Corp.	70,668
3,050		Raytheon Co.	118,432
350		Rockwell Collins, Inc.	13,804
2,000		United Technologies Corp.	206,700

			1,017,841

		Agriculture: 0.2%
8,000		Altria Group, Inc.	488,800
2,500		Archer-Daniels-Midland Co.	55,775
1,000		Monsanto Co.	55,550
600		Reynolds American, Inc.	47,160
850		UST, Inc.	40,894

			688,179

		Apparel: 0.1%
1,000	@	Coach, Inc.	56,400
450		Jones Apparel Group, Inc.	16,457
550		Liz Claiborne, Inc.	23,216
1,800		Nike, Inc.	163,241
300		Reebok Intl., Ltd.	13,200
650		VF Corp.	35,997

			308,511

		Auto Manufacturers: 0.1%
12,200		Ford Motor Co.	178,608
2,250		General Motors Corp.	90,135
925		PACCAR, Inc.	74,444

			343,187

		Auto Parts and Equipment: 0.0%
750		Johnson Controls, Inc.	47,580

			47,580

		Banks: 1.0%
1,650		AmSouth Bancorporation	42,735
15,930		Bank of America Corp.	748,550
2,000		BB&T Corp.	84,100
850		Comerica, Inc.	51,867
450		Compass Bancshares, Inc.	21,902
900		Fifth Third Bancorp	42,552
450		First Horizon National Corp.	19,400
1,050		Huntington Bancshares, Inc.	26,019
2,050		KeyCorp	69,495
450		M & T Bank Corp.	48,528
1,050		Marshall & Ilsley Corp.	46,410
1,600		Mellon Financial Corp.	49,776
3,600		National City Corp.	135,180
1,750		North Fork Bancorporation, Inc.	50,488
900		Northern Trust Corp.	43,722
450		PNC Financial Services Group, Inc.	25,848
1,854		Regions Financial Corp.	65,984
1,250		State Street Corp.	61,400
1,400		SunTrust Banks, Inc.	103,432
500		Synovus Financial Corp.	14,290
3,000		The Bank of New York Co., Inc.	100,260
7,350		U.S. Bancorp	230,201
6,268		Wachovia Corp.	329,696
6,550		Wells Fargo & Co.	407,082
300		Zions Bancorporation	20,409

			2,839,326

		Beverages: 0.4%
150		Adolph Coors Co.	11,351
1,250		Anheuser-Busch Cos., Inc.	63,413
650		Brown-Forman Corp.	31,642
9,500		Coca-Cola Co.	395,485
1,750		Coca-Cola Enterprises, Inc.	36,488
1,200		Pepsi Bottling Group, Inc.	32,448
8,950		PepsiCo, Inc.	467,189

			1,038,016

		Biotechnology: 0.2%
5,050	@	Amgen, Inc.	323,957
1,250	@	Biogen Idec, Inc.	83,263
900	@	Genzyme Corp.	52,263
950	@	MedImmune, Inc.	25,755
300	@	Millipore Corp.	14,943

			500,181

		Building Materials: 0.0%
1,200	@	American Standard Cos., Inc.	49,584
1,650		Masco Corp.	60,275
400		Vulcan Materials Co.	21,844

			131,703

		Chemicals: 0.3%
900		Air Products & Chemicals, Inc.	52,173
250		Ashland, Inc.	14,595
3,650		Dow Chemical Co.	180,711
4,000		E.I. du Pont de Nemours & Co.	196,199
450		Eastman Chemical Co.	25,979
450		Ecolab, Inc.	15,809
650		Engelhard Corp.	19,936
300		International Flavors & Fragrances, Inc.	12,852
1,100		PPG Industries, Inc.	74,976
1,250		Praxair, Inc.	55,188
900		Rohm & Haas Co.	39,807
1,000		Sherwin-Williams Co.	44,630
250		Sigma-Aldrich Corp.	15,115

			747,970

		Commercial Services: 0.2%
800	@	Apollo Group, Inc.	64,568
4,200		Cendant Corp.	98,196
450		Equifax, Inc.	12,645
900		H&R Block, Inc.	44,100
1,500		McKesson Corp.	47,190
700		Moody’s Corp.	60,795
1,450		Paychex, Inc.	49,416
900		R.R. Donnelley & Sons Co.	31,761
750		Robert Half Intl., Inc.	22,073

			430,744

		Computers: 0.9%
550	@	Affiliated Computer Services, Inc.	33,105
2,550	@	Apple Computer, Inc.	164,220
700	@	Computer Sciences Corp.	39,459
16,550	@	Dell, Inc.	697,416
2,050		Electronic Data Systems Corp.	47,355
8,950	@	EMC Corp.	133,087
2,450	@	Gateway, Inc.	14,725
11,900		Hewlett-Packard Co.	249,542
8,850		International Business Machines Corp.	872,432
600	@	Lexmark Intl., Inc.	51,000
350	@	NCR Corp.	24,231
1,750	@	Network Appliance, Inc.	58,135

See Accompanying Notes to Financial Statements

ING GET FUND SERIES V
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
22,600	@	Sun Microsystems, Inc.	$121,588
1,050	@	Sungard Data Systems, Inc.	29,747
1,450	@	Unisys Corp.	14,761

			2,550,803

		Cosmetics/Personal Care: 0.5%
450		Alberto-Culver Co.	21,857
750		Avon Products, Inc.	29,025
1,950		Colgate-Palmolive Co.	99,762
6,700		Gillette Co.	300,026
1,900		Kimberly-Clark Corp.	125,039
17,000		Procter & Gamble Co.	936,360

			1,512,069

		Distribution/Wholesale: 0.0%
1,200		Genuine Parts Co.	52,872
600		W.W. Grainger, Inc.	39,972

			92,844

		Diversified Financial Services: 1.2%
6,650		American Express Co.	374,860
400		Bear Stearns Cos., Inc.	40,924
1,650		Capital One Financial Corp.	138,947
1,150		CIT Group, Inc.	52,693
20,450		Citigroup, Inc.	985,280
2,198		Countrywide Financial Corp.	81,348
2,000	@	E*TRADE Financial Corp.	29,900
3,750		Fannie Mae	267,037
150		Federated Investors, Inc.	4,560
1,000		Franklin Resources, Inc.	69,650
2,700		Freddie Mac	198,990
1,900		Goldman Sachs Group, Inc.	197,676
350		Janus Capital Group, Inc.	5,884
1,450		Lehman Brothers Holdings, Inc.	126,846
4,700		MBNA Corp.	132,493
3,750		Merrill Lynch & Co., Inc.	224,138
4,300		Morgan Stanley	238,735
1,700	@	Providian Financial Corp.	27,999
1,600		SLM Corp.	85,424
500		T. Rowe Price Group, Inc.	31,100

			3,314,484

		Electric: 0.4%
2,430	@	AES Corp.	33,218
300		Ameren Corp.	15,042
1,450		American Electric Power Co., Inc.	49,793
300		Cinergy Corp.	12,489
1,000		Consolidated Edison, Inc.	43,750
600		Constellation Energy Group, Inc.	26,226
500		Dominion Resources, Inc.	33,870
650		DTE Energy Co.	28,035
6,250		Duke Energy Corp.	158,312
1,550		Edison Intl.	49,647
900		Entergy Corp.	60,831
2,450		Exelon Corp.	107,971
1,150		FirstEnergy Corp.	45,437
900		FPL Group, Inc.	67,275
1,600	@	PG&E Corp.	53,248
600		Pinnacle West Capital Corp.	26,646
1,000		PPL Corp.	53,280
950		Public Service Enterprise Group, Inc.	49,182
2,900		Southern Co.	97,208
1,550		TXU Corp.	100,067
2,250		Xcel Energy, Inc.	40,950

			1,152,477

		Electrical Components and Equipment: 0.1%
2,200		Emerson Electric Co.	154,220

			154,220

		Electronics: 0.1%
2,300	@	Agilent Technologies, Inc.	55,429
950		Applera Corp. — Applied Biosystems Group	19,865
500	@	Fisher Scientific Intl.	31,190
1,100	@	Jabil Circuit, Inc.	28,138
500		Parker Hannifin Corp.	37,869
550		PerkinElmer, Inc.	12,370
2,050	@	Sanmina-SCI Corp.	17,364
1,500	@	Solectron Corp.	7,995
350		Tektronix, Inc.	10,574
1,000	@	Thermo Electron Corp.	30,190
650	@	Waters Corp.	30,414

			281,398

		Engineering and Construction: 0.0%
350		Fluor Corp.	19,079

			19,079

		Entertainment: 0.0%
1,650		International Game Technology	56,727

			56,727

		Environmental Control: 0.0%
2,050		Waste Management, Inc.	61,377

			61,377

		Food: 0.2%
1,500		Albertson’s, Inc.	35,820
1,600		Campbell Soup Co.	47,824
1,900		ConAgra Foods, Inc.	55,955
1,350		General Mills, Inc.	67,109
1,350		H.J. Heinz Co.	52,637
950		Hershey Foods Corp.	52,763
1,450		Kellogg Co.	64,757
1,100	@	Kroger Co.	19,294
750		McCormick & Co., Inc.	28,950
1,850	@	Safeway, Inc.	36,519
2,800		Sara Lee Corp.	67,592
650		SUPERVALU, Inc.	22,438
1,450		Wm. Wrigley Jr. Co.	100,325

			651,983

		Forest Products and Paper: 0.1%
1,450		Georgia-Pacific Corp.	54,346
2,100		International Paper Co.	88,200
600		Louisiana-Pacific Corp.	16,044
1,000		MeadWestvaco Corp.	33,890
750		Plum Creek Timber Co., Inc.	28,830
300		Temple-Inland, Inc.	20,520
1,350		Weyerhaeuser Co.	90,747

			332,577

		Gas: 0.0%
750		KeySpan Corp.	29,588
900		Sempra Energy	33,012

			62,600

		Hand/Machine Tools: 0.0%
550		Black & Decker Corp.	48,581
200		Snap-On, Inc.	6,872
450		Stanley Works	22,046

			77,499

		Healthcare — Products: 0.7%
250		Bausch & Lomb, Inc.	16,115
950		Baxter Intl., Inc.	32,813

See Accompanying Notes to Financial Statements

ING GET FUND SERIES V
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
1,700		Becton Dickinson & Co.	$96,560
950		Biomet, Inc.	41,221
3,050	@	Boston Scientific Corp.	108,428
600		C.R. Bard, Inc.	38,388
500		Guidant Corp.	36,050
19,600		Johnson & Johnson	1,243,031
4,750		Medtronic, Inc.	235,932
1,700	@	St. Jude Medical, Inc.	71,281
600		Stryker Corp.	28,950
1,000	@	Zimmer Holdings, Inc.	80,120

			2,028,889

		Healthcare — Services: 0.3%
1,000		Aetna, Inc.	124,750
1,100	@	Humana, Inc.	32,659
550	@	Laboratory Corp. Of America Holdings	27,401
300		Manor Care, Inc.	10,629
400		Quest Diagnostics, Inc.	38,220
4,450		UnitedHealth Group, Inc.	391,734
2,000	@	WellPoint, Inc.	230,000

			855,393

		Home Builders: 0.0%
250		Centex Corp.	14,895

			14,895

		Home Furnishings: 0.0%
900		Leggett & Platt, Inc.	25,587
400		Whirlpool Corp.	27,684

			53,271

		Household Products/Wares: 0.0%
550		Avery Dennison Corp.	32,984
1,000		Clorox Co.	58,930
550		Fortune Brands, Inc.	42,449

			134,363

		Housewares: 0.0%
1,150		Newell Rubbermaid, Inc.	27,819

			27,819

		Insurance: 0.8%
1,150	@@	ACE Ltd.	49,163
2,000		AFLAC, Inc.	79,680
2,700		Allstate Corp.	139,643
400		AMBAC Financial Group, Inc.	32,852
10,200		American Intl. Group, Inc.	669,833
1,150		AON Corp.	27,439
1,300		Chubb Corp.	99,970
900		CIGNA Corp.	73,413
660		Cincinnati Financial Corp.	29,212
1,500		Hartford Financial Services Group, Inc.	103,965
750		Jefferson-Pilot Corp.	38,970
650		Lincoln National Corp.	30,342
1,300		Loews Corp.	91,390
850		Marsh & McLennan Cos., Inc.	27,965
600		MBIA, Inc.	37,968
2,900		MetLife, Inc.	117,479
550		MGIC Investment Corp.	37,901
1,250		Principal Financial Group	51,175
800		Progressive Corp.	67,872
3,300		Prudential Financial, Inc.	181,367
700		Safeco Corp.	36,568
1,050		St. Paul Travelers Cos., Inc.	38,924
450		Torchmark Corp.	25,713
1,300		UnumProvident Corp.	23,322
700	@@	XL Capital Ltd.	54,355

			2,166,481

		Internet: 0.2%
2,600	@	eBay, Inc.	302,328
3,800	@	Symantec Corp.	97,888
5,300	@	Yahoo!, Inc.	199,704

			599,920

		Iron/Steel: 0.0%
600		Nucor Corp.	31,404
650		United States Steel Corp.	33,313

			64,717

		Leisure Time: 0.1%
600		Brunswick Corp.	29,700
2,300		Carnival Corp.	132,549
1,150		Harley-Davidson, Inc.	69,863
450		Sabre Holdings Corp.	9,972

			242,084

		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	26,756
1,400		Hilton Hotels Corp.	31,836
1,200		Marriott Intl., Inc.	75,576
950		Starwood Hotels & Resorts Worldwide, Inc.	55,480

			189,648

		Machinery — Construction and Mining: 0.0%
550		Caterpillar, Inc.	53,631

			53,631

		Machinery — Diversified: 0.0%
200		Cummins, Inc.	16,758
1,000		Deere & Co.	74,400
850		Rockwell Automation, Inc.	42,118

			133,276

		Media: 0.6%
8,800	@	Comcast Corp.	292,864
1,000		Gannett Co., Inc.	81,700
350		Knight-Ridder, Inc.	23,429
1,250		McGraw-Hill Cos., Inc.	114,425
200		Meredith Corp.	10,840
600		New York Times Co.	24,480
10,350		News Corp.	193,131
17,750	@	Time Warner, Inc.	345,059
500		Tribune Co.	21,070
6,800		Viacom, Inc.	247,452
8,050		Walt Disney Co.	223,790

			1,578,240

		Mining: 0.0%
500		Phelps Dodge Corp.	49,460

			49,460

		Miscellaneous Manufacturing: 0.9%
3,100		3M Co.	254,417
450		Cooper Industries Ltd.	30,551
1,100		Danaher Corp.	63,151
350		Dover Corp.	14,679
1,400		Eastman Kodak Co.	45,150
600		Eaton Corp.	43,416
41,700		General Electric Co.	1,522,049
3,150		Honeywell Intl., Inc.	111,542
1,150		Illinois Tool Works, Inc.	106,582
650	@@	Ingersoll-Rand Co.	52,195
350		ITT Industries, Inc.	29,558
200		Pall Corp.	5,790
650		Textron, Inc.	47,970
7,950	@@	Tyco Intl., Ltd.	284,132

			2,611,182

See Accompanying Notes to Financial Statements

ING GET FUND SERIES V
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/Business Equipment: 0.0%
1,100		Pitney Bowes, Inc.	$50,908
5,000	@	Xerox Corp.	85,050

			135,958

		Oil and Gas: 1.3%
600		Amerada Hess Corp.	49,428
1,200		Anadarko Petroleum Corp.	77,772
1,150		Apache Corp.	58,156
2,350		Burlington Resources, Inc.	102,225
10,600		ChevronTexaco Corp.	556,605
4,350		ConocoPhillips	377,710
3,100		Devon Energy Corp.	120,652
400		EOG Resources, Inc.	28,544
32,600		Exxon Mobil Corp.	1,671,075
700		Kerr-McGee Corp.	40,453
1,250		Marathon Oil Corp.	47,013
300	@,@@	Nabors Industries, Ltd.	15,387
700	@	Noble Corp.	34,818
1,600		Occidental Petroleum Corp.	93,376
450		Sunoco, Inc.	36,770
1,100	@	Transocean, Inc.	46,629
1,250		Unocal Corp.	54,050
1,800		Valero Energy Corp.	81,720

			3,492,383

		Oil and Gas Services: 0.1%
1,300		Baker Hughes, Inc.	55,471
700		BJ Services Co.	32,578
1,600		Halliburton Co.	62,784

			150,833

		Packaging and Containers: 0.0%
600		Ball Corp.	26,388
600		Bemis Co.	17,454
600	@	Pactiv Corp.	15,174
450	@	Sealed Air Corp.	23,972

			82,988

		Pharmaceuticals: 0.9%
6,100		Abbott Laboratories	284,564
500		Allergan, Inc.	40,535
500		AmerisourceBergen Corp.	29,340
7,550		Bristol-Myers Squibb Co.	193,431
2,250		Cardinal Health, Inc.	130,838
3,050	@	Caremark Rx, Inc.	120,262
1,750		Eli Lilly & Co.	99,313
300	@	Express Scripts, Inc.	22,932
1,350	@	Forest Laboratories, Inc.	60,561
1,700	@	Gilead Sciences, Inc.	59,483
800	@	Hospira, Inc.	26,800
700	@	King Pharmaceuticals, Inc.	8,680
1,108	@	Medco Health Solutions, Inc.	46,093
8,700		Merck & Co., Inc.	279,617
29,750		Pfizer, Inc.	799,977
5,650		Schering-Plough Corp.	117,972
5,250		Wyeth	223,597

			2,543,995

		Pipelines: 0.0%
2,150		El Paso Corp.	22,360
200		Kinder Morgan, Inc.	14,626
1,750		Williams Cos., Inc.	28,508

			65,494

		Real Estate Investment Trusts: 0.0%
650		Equity Office Properties Trust	18,928
700		ProLogis	30,331
850		Simon Property Group, Inc.	54,970

			104,229

		Retail: 1.2%
1,150	@	Bed Bath & Beyond, Inc.	45,805
1,150		Best Buy Co., Inc.	68,333
1,100		Circuit City Stores, Inc.	17,204
3,100		Costco Wholesale Corp.	150,071
1,400		CVS Corp.	63,098
500		Darden Restaurants, Inc.	13,870
850		Federated Department Stores, Inc.	49,122
4,650		Gap, Inc.	98,208
14,500		Home Depot, Inc.	619,729
1,800		J.C. Penney Co., Inc. Holding Co.	74,520
500	@	Kohl’s Corp.	24,585
1,950		Limited Brands, Inc.	44,889
2,900		Lowe’s Cos., Inc.	167,011
1,500		May Department Stores Co.	44,100
8,450		McDonald’s Corp.	270,907
500		Nordstrom, Inc.	23,365
1,500	@	Office Depot, Inc.	26,040
550		RadioShack Corp.	18,084
3,400		Staples, Inc.	114,614
2,100	@	Starbucks Corp.	130,956
3,600		Target Corp.	186,948
1,900		TJX Cos., Inc.	47,747
700	@	Toys R US, Inc.	14,329
16,500		Wal-Mart Stores, Inc.	871,529
3,950		Walgreen Co.	151,562
700		Wendy’s Intl., Inc.	27,482
1,100		Yum! Brands, Inc.	51,898

			3,416,006

		Savings and Loans: 0.1%
1,100		Golden West Financial Corp.	67,562
550		Sovereign Bancorp, Inc.	12,403
3,450		Washington Mutual, Inc.	145,866

			225,831

		Semiconductors: 0.4%
1,850	@	Altera Corp.	38,295
1,550		Analog Devices, Inc.	57,226
6,050	@	Applied Materials, Inc.	103,454
1,380	@	Freescale Semiconductor Inc.	25,337
25,550		Intel Corp.	597,614
750	@	KLA-Tencor Corp.	34,935
1,200		Linear Technology Corp.	46,512
550		Maxim Integrated Products, Inc.	23,315
1,550		National Semiconductor Corp.	27,823
2,700		Texas Instruments, Inc.	66,474

			1,020,985

		Software: 0.8%
1,150		Adobe Systems, Inc.	72,151
1,300		Autodesk, Inc.	49,335
2,150		Automatic Data Processing, Inc.	95,353
1,300	@	BMC Software, Inc.	24,180
700	@	Citrix Systems, Inc.	17,171
2,100		Computer Associates Intl., Inc.	65,226
2,600	@	Compuware Corp.	16,822
500	@	Electronic Arts, Inc.	30,840
3,422		First Data Corp.	145,571
1,000	@	Fiserv, Inc.	40,190
850		IMS Health, Inc.	19,729
950	@	Intuit, Inc.	41,810
42,600		Microsoft Corp.	1,137,845
1,250	@	Novell, Inc.	8,438
35,100	@	Oracle Corp.	481,571
1,850	@	PeopleSoft, Inc.	48,988
2,400	@	Siebel Systems, Inc.	25,200
2,100	@	Veritas Software Corp.	59,955

			2,380,375

See Accompanying Notes to Financial Statements

ING GET FUND SERIES V
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Telecommunications: 1.0%
1,750		Alltel Corp.	$102,830
1,250		AT&T Corp.	23,825
1,700	@	Avaya, Inc.	29,240
7,300		BellSouth Corp.	202,867
800		CenturyTel, Inc.	28,376
26,400	@	Cisco Systems, Inc.	509,519
1,600		Citizens Communications Co.	22,064
850	@	Comverse Technology, Inc.	20,783
2,100	@	Corning, Inc.	24,717
16,450	@	Lucent Technologies, Inc.	61,852
9,200		Motorola, Inc.	158,240
4,700	@	Nextel Communications, Inc.	141,000
6,400		QUALCOMM, Inc.	271,360
2,850	@	Qwest Communications Intl., Inc.	12,654
13,200		SBC Communications, Inc.	340,164
850		Scientific-Atlanta, Inc.	28,059
5,700		Sprint Corp.	141,645
2,000	@	Tellabs, Inc.	17,180
14,500		Verizon Communications, Inc.	587,394

			2,723,769

		Textiles: 0.0%
600		Cintas Corp.	26,316

			26,316

		Toys/Games/Hobbies: 0.0%
850		Hasbro, Inc.	16,473
1,600		Mattel, Inc.	31,184

			47,657

		Transportation: 0.3%
1,900		Burlington Northern Santa Fe Corp.	89,889
900		CSX Corp.	36,072
1,950		FedEx Corp.	192,056
2,000		Norfolk Southern Corp.	72,380
250		Ryder System, Inc.	11,943
4,400		United Parcel Service, Inc.	376,023

			778,363

		Total Common Stock (Cost $41,699,544)	46,494,496

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.9%
		Federal Home Loan Mortgage Corporation: 25.9%
$80,000,000	STRIP	3.750%, due 10/15/08	$69,594,320
5,375,000		3.790%, due 07/15/08	4,731,403

			74,325,723

		Federal National Mortgage Association: 27.5%
89,000,000		3.870%, due 05/15/08	78,600,260

			78,600,260

		Other: 24.5%
14,205,000		FICO STRIP, 3.750%, due 06/27/08	12,540,827
5,763,000		FICO STRIP, 3.840%, due 10/06/08	5,025,561
55,000,000		Resolution Funding Corp Interest STRIP, 3.590%, due 07/15/08	48,719,441
4,604,000		Tennessee Valley Authority, 3.930%, due 07/15/08	4,035,249

			70,321,078

		Total U.S. Government Agency Obligations (Cost $233,698,552)	223,247,061

U.S. TREASURY OBLIGATIONS: 5.3%
		U.S. Treasury STRIP: 5.3%
17,086,000		3.360%, due 05/15/08	15,283,000

		Total U.S. Treasury Obligations (Cost $15,250,497)	15,283,000

		Total Long-Term Investments (Cost $290,648,593)	285,024,557

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
1,904,000		Morgan Stanley Repurchase Agreement dated 12/31/04, 2.2000% due 01/03/05, $1,904,349 to be received upon repurchase (Collateralized by $1,810,000 Federal Farm Credit Bank, 5.770%, Market Value plus accrued interest $1,963,432, due 01/05/27)	1,904,000

		Total Short-Term Investments (Cost $1,904,000)	1,904,000

Total Investments In Securities (Cost $292,552,593)*	100.1%	$286,928,557
Other Assets and Liabilities-Net	(0.1)	(222,532)

Net Assets	100.0%	$286,706,025

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $293,281,831. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,136,052
Gross Unrealized Depreciation	(11,489,326)

Net Unrealized Depreciation	$(6,353,274)

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended December 31, 2004 were as follows:

Fund Name	Type	Per Share Amount

GET H	NII	$0.4783
GET I	NII	$0.4234
GET J	NII	$0.4504
GET K	NII	$0.3685
GET L	NII	$0.4250
GET M	NII	$0.4505
GET N	NII	$0.3587
GET P	NII	$0.3859
GET Q	NII	$0.3829
GET R	NII	$0.3468
GET S	NII	$0.2896
	STCG	$0.1239
	LTCG	$0.0430
GET T	NII	$0.3065
	STCG	$0.1788
	LTCG	$0.0020
GET U	NII	$0.2114
	STCG	$0.4590
	LTCG	$0.0014
GET V	NII	$0.1083

NII — Net investment income

STCG — Short-term capital gain
LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2004, the following percentages qualify for the dividends received deduction available to corporate shareholders:

GET H:	3.08%

GET I:	2.12%

GET J:	97.95%

GET K:	0.48%

GET L:	2.39%

GET M:	3.10%

GET N:	6.26%

GET P:	4.68%

GET Q:	7.70%

GET R:	10.74%

GET S:	9.45%

GET T:	8.87%

GET U:	6.87%

GET V:	18.67%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Funds are managed under the direction of the Trust’s Board of Trustees. A director who is not an interested person of the Funds, as defined in the 1940 Act, is an independent director (“Non-Interested Trustee”). The Trustees of the Funds are listed below. The Statement of Additional Information includes additional information about directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past Five
Name, Address and Age	the Trust	Time Served(1)	Years

Non-Interested Directors:

Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1941	Trustee	June 1998 — Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 to Present). Formerly, Director, Business and Economic Research Center (August 1999 — August 2002).

Maria T. Fighetti 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1943	Trustee	April 1994 — Present	Retired. Formerly, Attorney, New York City Department of Mental Health (June 1973 — October 2002) and Associate Commissioner (1995 — 2002).

Sidney Koch 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1935	Trustee	April 1994 — Present	Financial Adviser, Self-Employed (January 1993 — Present).

Corine T. Norgaard 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1937	Trustee	June 1991 — Present	Retired. Formerly, Dean, Barney School of Business, University of Hartford (August 1996 — May 2004).

Edward T. O’Dell 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1935	Trustee	June 2002 — Present	Retired. Formerly, Partner/Chairman of Financial Service Group, Goodwin Procter LLP (June 1966 — September 2000);

Joseph E. Obermeyer(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1957	Trustee	January 2003 — Present	President, Obermeyer & Associates, Inc. (Consulting firm) (November 1999 — Present).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee

Non-Interested Directors:
Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1941	48	Director, International Atlantic Economic Society (October 2002 — Present); Academy of Economics and Finance (February 2001 — Present).
Maria T. Fighetti 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1943	48	None
Sidney Koch 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1935	48	Director, Northwest Center for the Arts, Torrington, CT.
Corine T. Norgaard 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1937	48	Director/Trustee, Mass Mutual Corporate and Participation Investors (April 1997 — Present) Director, Advest Trust Company (1998 — Present); Director, Connecticut Health Foundation (2002 — Present).
Edward T. O’Dell 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1935	48	None
Joseph E. Obermeyer(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1957	48	None

TRUSTEE AND OFFICER INFORMATION (CONTINUED)

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past Five
Name, Address and Age	the Trust	Time Served(1)	Years

Directors who are “Interested Persons”

J. Scott Fox(3) ING Investment Management Co. 10 State House Square Hartford, CT 06103 Born: 1955	Trustee	December 1997 — Present	Vice Chairman and Chief Operating Officer, ING Investment Management (September 2002 — Present); President and Chief Executive Officer (April 2001 — Present). Formerly, Managing Director and Chief Operating Officer (April 1994 — April 2001), Aeltus Investment Management, Inc.

Thomas J. McInerney(4) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1956	Trustee	April 2002 — Present	Chief Executive Officer, ING U.S. Financial Services (September 2001 — Present); Member, ING Americas Executive Committee (2001 — Present); ING Aeltus Holding Company, Inc. (2000 — Present), ING Retail Holding Company (1998 — Present), and ING Retirement Holdings, Inc. (1997 — Present). Formerly, President, ING Life Insurance Annuity Company (September 1997 — November 2002); President, Chief Executive Officer and Director of Northern Life Insurance Company (March 2001 — October 2002); General Manager and Chief Executive Officer, ING Worksite Division (December 2000 — October 2001), President, ING-SCI, Inc. (August 1997 — December 2000); President, Aetna Financial Services (August 1997 — December 2000).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee

Directors who are “Interested Persons”
J. Scott Fox(3) ING Investment Management Co. 10 State House Square Hartford, CT 06103 Born: 1955	48	Director of IPC Financial Network, Inc. (January 2001 — Present); Director, Metro Hartford Chamber of Commerce and The Greater Hartford Arts Council.
Thomas J. McInerney(4) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1956	161	Director, Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co., Inc. (March 2001 — Present); Member of the Board, Bushnell Performing Arts Center; St. Francis Hospital; National Conference for Community Justice; and Metro Atlanta Chamber of Commerce.

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.

(2)	Mr. Obermeyer was elected to the Board on January 1, 2003.

(3)	Mr. Fox is an “interested person,” as defined under the 1940 Act, because of his relationship with ING IM, an affiliate of ING Investments.

(4)	Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

TRUSTEE AND OFFICER INFORMATION (CONTINUED)

	Position(s)	Term of Office
	held with	and Length of	Principal Occupation(s)
Name, Address and Age	the Trust	Time Served(1)	during the Past Five Years

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1949	President, Chief Executive Officer and Chief Operating Officer	March 2002 — Present	President and Chief Executive Officer, ING Investments, LLC (December 2000 — Present). Formerly, Senior Executive Vice President and Chief Operating Officer, ING Investments, LLC (April 1995 — December 2000); and Executive Vice President, ING Investments, LLC (May 1998 — June 2000).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1958	Executive Vice President and Assistant Secretary Principal Financial Officer	April 2002 — Present March 2002 — Present	Executive Vice President, Chief Financial Officer, Treasurer, (December 2001 — Present) and Chief Compliance Officer (October 2004 — Present) ING Investments, LLC. Formerly, Senior Vice President, ING Investments, LLC (June 1998 — December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1950	Executive Vice President	March 2002 — Present	Executive Vice President, ING Investments, LLC (July 2000 — Present) and Chief Investment Risk Officer (January 2003 — Present); Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 — January 2003); and Chief Executive Officer, ING Investments, LLC (August 1996 — August 2000).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1954	Chief Compliance Officer	November 2004 — Present	Chief Compliance Officer of the ING Funds (November 2004 — Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 — October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 — May 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1963	Senior Vice President and Assistant Secretary	March 2002 — Present	Senior Vice President and Assistant Secretary, ING Funds Services, LLC (October 2001 — Present). Formerly, Senior Vice President, ING Funds Services, LLC (August 1999 — October 2001).

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1964	Senior Vice President	December 2003 — Present	Senior Vice President, ING Investments, LLC (October 2003 — Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (October 2001 — October 2003); and Assistant Vice President, ING Funds Services, LLC (November 1999 — January 2001).

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1967	Vice President and Treasurer	March 2002 — Present	Vice President, ING Funds Services, LLC (October 2001 — Present) and ING Investments, LLC (August 1997 — Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1954	Vice President	March 2003 — Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 — Present); and Vice President (February 1996 — Present). Formerly, Chief Compliance Officer (October 2001 — October 2004), ING Investments, LLC.

TRUSTEE AND OFFICER INFORMATION (CONTINUED)

	Position(s)	Term of Office
	held with	and Length of	Principal Occupation(s)
Name, Address and Age	the Trust	Time Served(1)	during the Past Five Years

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1967	Vice President	September 2003 — Present	Vice President of Financial Reporting, Fund Accounting, ING Funds Services, LLC (September 2002 — Present). Formerly, Director of Financial Reporting, ING Investments, LLC (March 2001 — September 2002); Director of Financial Reporting, Axient Communications, Inc. (May 2000 — January 2001); and Director of Finance, Rural/Metro Corporation (March 1995 — May 2000).

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1958	Vice President	September 2004 — Present	Vice President, ING Funds Services, LLC (September 2004 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC (October 2001 — September 2004); Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 — October 2001).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1976	Assistant Vice President	March 2003 — Present	Assistant Vice President, ING Funds Services, LLC (December 2002 — Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Kimberly K. Palmer 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1957	Assistant Vice President	September 2004 — Present	Assistant Vice President, ING Funds Services, LLC (August 2004 — Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 — August 2004); Associate Partner, AMVESCAP PL (October 2000 — May 2003); Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 — May 2003).

Theresa K. Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1963	Secretary	September 2003 — Present	Counsel, ING, U.S. Legal Services (April 2003 — Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 — April 2003); and Associate with Sutherland Asbill & Brennan (1996 — February 2000).

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1963	Assistant Secretary	September 2003 — Present	Chief Counsel, ING, U.S. Legal Services (September 2003 — Present). Formerly, Counsel, ING, U.S. Legal Services (November 2002 — September 2003); and Associate General Counsel of AIG American General (January 1999 — November 2002).

Robin R. Nesbitt 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1973	Assistant Secretary	September 2004 — Present	Supervisor, Board Operations, ING Funds Services, LLC (August 2003 — Present). Formerly, Senior Legal Analyst, ING Funds Services, LLC (August 2002 — August 2003); Associate, PricewaterhouseCoopers (January 2001 — August 2001); and Paralegal, McManis, Faulkner & Morgan (May 2000 — December 2000).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

KPMG LLP
99 High Street
Boston, Massachusetts 02110

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

VPAR-AFGET (1204-021805)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Corine Norgaard and Joseph Obermeyer are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Norgaard and Mr. Obermeyer are both “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $191,250 for year ended December 31, 2004 and $214,500 for year ended December 31, 2003.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

None

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $97,737 in the year ended December 31, 2004 and $51,000 in the year ended December 31, 2003. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item.

None

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out under Paragraph I on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds’ may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors’ independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II. Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV. Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V. Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI. Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered.

Notwithstanding this paragraph, the Committee will, on quarterly basis, receive from the independent auditors a list of services provided to date by the auditors during Pre-Approval Period.

VIII. Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX. Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	☑	As presented to Audit Committee[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.
	☑	Not to exceed $8,500 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.
	☑	Not to exceed $8,000 during the Pre-Approval Period

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in KPMG’s Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers	☑	☑	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]
	☑	☐	Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of the Funds’ semi-annual financial statements	☑	☐	Not to exceed $5,000 for each set of financial statements

Reports to regulatory or government agencies related to the annual engagement	☑	☐	Up to $5,000 per occurrence during the Pre-Approval Period

Regulatory compliance assistance	☑	☑	Not to exceed $5,000 per quarter

Training courses	☑	☑	Not to exceed $2,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	☑	☐	As presented to Audit Committee[2]

Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	☑	☐	As presented to Audit Committee[2]

Review of year-end reporting for 1099’s	☑	☐	As presented to Audit Committee[2]

Tax assistance and advice regarding statutory, regulatory or administrative developments	☑	☑	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

International tax services (e.g., Taiwan and India)	☑	☐	Not to exceed $5,000 per Fund during the Pre-Approval Period

Tax training courses	☑	☐	Not to exceed $2,000 per course during the Pre-Approval Period

Loan Staff Services	☑	☐	Not to exceed $15,000 during the Pre-Approval Period

Tax services associated with Fund mergers	☑	☐	Not to exceed $8,000 per merger during the Pre-Approval Period

Other tax-related assistance and consultation, including, without limitation, assistance in evaluating the tax treatment of swaps, swaptions, mortgage-backed securities and other derivatives.	☑	☐	Not to exceed $25,000 during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, as provided in KPMG’s Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs	☐	☑	Not to exceed $25,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     2004

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%.

Not applicable.

(g)	Non-Audit Fees: The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $525,067 for year ended December 31, 2004 and $391,873 for fiscal year ended December 31, 2003.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Nominating Committee. The Nominating Committee operates pursuant to a Charter approved by the Board and is comprised of persons who are not “interested persons” of the Fund within the meaning of the Investment Company Act of 1940, as amended. The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary and must be received in a timely manner in order to be considered. Any such shareholder nomination should include: sufficient background information concerning the candidate; the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected); and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

Item 10. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

     (3) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund.

By	/s/ James M. Hennessy James M. Hennessy President and Chief Executive Officer

Date: March 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy James M. Hennessy President and Chief Executive Officer

Date: March 7, 2005

By	/s/ Michael J. Roland Michael J. Roland Executive Vice President and Chief Financial Officer

Date: March 7, 2005